Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 57.2%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	779,900	$ 6,808,528
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,026,484	30,446,431
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,305,501	15,091,588
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,573,960	14,842,443
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	652,281	6,490,195
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	4,135,364	33,661,861
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	248,099	2,704,276
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,465,202	7,736,269
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,463,627	19,202,785
Total Domestic Fixed Income Investment Companies (cost $150,214,551)		136,984,376
Domestic Equity Investment Companies — 33.1%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	139,859	2,900,667
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	294,698	3,892,962
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	285,192	3,821,570
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	80,151	1,053,181
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	99,151	1,677,642
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	130,853	1,422,368
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	62,394	1,475,631
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	94,323	6,166,849
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	87,561	1,145,298
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	133,553	1,597,290
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	209,783	4,130,621
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	37,268	596,287
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	136,230	2,896,248
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	137,913	1,681,161
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	162,961	1,091,838
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	96,268	1,926,324
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	123,918	4,158,697
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	131,380	3,164,957
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	140,471	$ 2,528,474
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	253,058	6,905,958
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	237,333	9,172,908
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	300,079	5,806,522
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	247,061	4,232,150
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	95,564	2,281,121
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	93,085	1,366,496
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	29,042	358,087
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	43,180	1,755,686
Total Domestic Equity Investment Companies (cost $73,580,976)		79,206,993
International Equity Investment Companies — 9.3%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	644,576	5,826,964
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	37,714	551,001
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	207,951	3,865,807
SunAmerica Series Trust SA International Index Portfolio, Class 1	229,058	3,076,254
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	106,769	881,915
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	322,355	3,200,989
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	126,313	1,741,850
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	245,845	2,959,973
Total International Equity Investment Companies (cost $21,294,179)		22,104,753
International Fixed Income Investment Companies — 0.5%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1† (cost $1,200,000)	131,436	1,197,387
TOTAL INVESTMENTS (cost $246,289,706)	100.1%	239,493,509
Other assets less liabilities	(0.1)	(123,512)
NET ASSETS	100.0%	$239,369,997
#	The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 3.

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$239,493,509	$—	$—	$239,493,509
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 60.2%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	522,119	$ 10,828,743
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,090,866	14,410,345
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,199,464	16,072,818
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	210,864	2,770,759
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	445,403	7,536,227
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	447,307	4,862,228
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	267,655	6,330,051
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	299,847	19,603,992
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	278,920	3,648,270
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	406,476	4,861,450
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	751,470	14,796,445
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	156,120	2,497,918
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	323,208	6,871,405
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	353,194	4,305,440
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	727,940	4,877,197
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	315,927	6,321,693
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	446,946	14,999,516
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	562,079	13,540,475
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	509,926	9,178,670
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	867,383	23,670,895
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	815,042	31,501,375
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	979,307	18,949,584
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	962,195	16,482,402
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	253,945	6,061,661
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	297,696	4,370,177
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	132,151	1,629,417
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	160,272	6,516,659
Total Domestic Equity Investment Companies (cost $261,828,926)		277,495,812
International Equity Investment Companies — 21.2%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,853,895	25,799,206
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	283,569	$ 4,142,949
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	920,414	17,110,488
SunAmerica Series Trust SA International Index Portfolio, Class 1	796,801	10,701,032
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	665,752	5,499,114
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,491,358	14,809,188
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	460,191	6,346,033
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,095,639	13,191,499
Total International Equity Investment Companies (cost $92,935,837)		97,599,509
Domestic Fixed Income Investment Companies — 18.1%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	485,087	4,234,812
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,712,561	17,228,367
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	867,540	10,028,763
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,013,829	9,560,407
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	313,475	3,119,071
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,539,472	20,671,303
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	155,182	1,691,486
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	948,822	5,009,780
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	900,076	11,808,991
Total Domestic Fixed Income Investment Companies (cost $88,963,528)		83,352,980
International Fixed Income Investment Companies — 0.5%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1† (cost $2,200,000)	241,086	2,196,290
TOTAL INVESTMENTS (cost $445,928,291)	100.0%	460,644,591
Other assets less liabilities	(0.0)	(204,600)
NET ASSETS	100.0%	$460,439,991
#	The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 3.

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$460,644,591	$—	$—	$460,644,591
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 50.1%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	471,563	$ 9,780,217
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	958,392	12,660,357
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,063,297	14,248,183
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	201,648	2,649,651
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	327,799	5,546,355
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	322,663	3,507,351
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	205,110	4,850,839
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	269,608	17,626,998
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	286,732	3,750,456
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	385,287	4,608,027
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	669,836	13,189,069
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	148,986	2,383,771
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	317,693	6,754,154
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	322,034	3,925,597
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	577,155	3,866,936
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	304,401	6,091,065
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	381,735	12,811,027
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	455,758	10,979,217
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	439,910	7,918,384
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	759,572	20,728,727
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	685,245	26,484,702
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	866,376	16,764,375
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	807,333	13,829,622
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	258,055	6,159,767
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	252,151	3,701,581
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	96,543	1,190,377
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	142,429	5,791,152
Total Domestic Equity Investment Companies (cost $221,087,852)		241,797,957
Domestic Fixed Income Investment Companies — 32.5%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	913,811	7,977,571
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,370,422	$ 33,906,442
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,557,477	18,004,431
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,837,514	17,327,754
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	709,852	7,063,026
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	4,709,989	38,339,312
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	317,286	3,458,419
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,694,450	8,946,697
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,651,981	21,673,992
Total Domestic Fixed Income Investment Companies (cost $172,055,688)		156,697,644
International Equity Investment Companies — 16.9%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,333,188	21,092,016
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	202,728	2,961,861
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	770,027	14,314,801
SunAmerica Series Trust SA International Index Portfolio, Class 1	685,017	9,199,782
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	532,089	4,395,054
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,201,058	11,926,501
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	386,044	5,323,552
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,011,475	12,178,158
Total International Equity Investment Companies (cost $76,014,998)		81,391,725
International Fixed Income Investment Companies — 0.5%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1† (cost $2,400,000)	263,015	2,396,071
TOTAL INVESTMENTS (cost $471,558,538)	100.0%	482,283,397
Other assets less liabilities	(0.0)	(215,925)
NET ASSETS	100.0%	$482,067,472
#	The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 3.

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$482,283,397	$—	$—	$482,283,397
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 44.4%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	189,151	$ 3,922,996
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	494,744	6,535,569
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	507,590	6,801,712
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	107,118	1,407,529
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	140,545	2,378,029
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	218,225	2,372,102
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	102,165	2,416,192
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	135,856	8,882,275
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	135,821	1,776,540
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	189,300	2,264,023
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	353,279	6,956,057
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	50,814	813,017
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	172,785	3,673,411
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	178,570	2,176,764
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	296,124	1,984,034
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	166,518	3,332,020
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	217,267	7,291,492
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	238,698	5,750,224
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	223,509	4,023,169
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	389,962	10,642,064
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	343,960	13,294,070
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	440,630	8,526,198
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	439,761	7,533,101
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	152,884	3,649,343
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	156,856	2,302,642
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	46,795	576,979
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	72,845	2,961,887
Total Domestic Equity Investment Companies (cost $114,845,197)		124,243,439
Domestic Fixed Income Investment Companies — 42.1%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	689,734	6,021,377
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	2,682,123	$ 26,982,155
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,139,687	13,174,780
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,408,855	13,285,508
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	506,988	5,044,532
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,444,371	28,037,179
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	209,720	2,285,945
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,280,231	6,759,618
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,253,948	16,451,797
Total Domestic Fixed Income Investment Companies (cost $129,445,733)		118,042,891
International Equity Investment Companies — 13.0%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,108,083	10,017,067
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	66,829	976,367
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	339,577	6,312,740
SunAmerica Series Trust SA International Index Portfolio, Class 1	327,938	4,404,211
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	206,963	1,709,514
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	544,234	5,404,242
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	200,975	2,771,452
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	402,765	4,849,288
Total International Equity Investment Companies (cost $34,708,679)		36,444,881
International Fixed Income Investment Companies — 0.5%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1† (cost $1,400,000)	153,366	1,397,168
TOTAL INVESTMENTS (cost $280,399,609)	100.0%	280,128,379
Other assets less liabilities	(0.0)	(139,157)
NET ASSETS	100.0%	$279,989,222
#	The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 3.

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$280,128,379	$—	$—	$280,128,379
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 6.3%
Auto Manufacturers — 0.4%
Honda Motor Co., Ltd.
2.27%, 03/10/2025	$ 2,130,000	$ 2,083,060
Banks — 2.8%
Bank of America Corp.
5.47%, 01/23/2035	495,000	494,499
5.82%, 09/15/2029	325,000	331,803
5.93%, 09/15/2027	3,435,000	3,471,955
Citigroup, Inc.
3.67%, 07/24/2028	330,000	314,566
5.83%, 02/13/2035	655,000	648,180
6.27%, 11/17/2033	115,000	120,443
Fifth Third Bancorp
6.34%, 07/27/2029	2,175,000	2,229,567
JPMorgan Chase & Co.
4.01%, 04/23/2029	420,000	401,588
5.30%, 07/24/2029	1,160,000	1,163,893
6.09%, 10/23/2029	1,482,000	1,531,233
National Bank of Canada
5.60%, 07/02/2027	806,000	805,777
Truist Financial Corp.
5.71%, 01/24/2035	1,975,000	1,966,378
UBS Group AG
4.13%, 09/24/2025*	1,145,000	1,122,686
Wells Fargo & Co.
4.90%, 07/25/2033	465,000	447,267
5.39%, 04/24/2034	170,000	168,056
6.30%, 10/23/2029	415,000	430,651
		15,648,542
Biotechnology — 0.2%
Amgen, Inc.
5.25%, 03/02/2033	1,110,000	1,106,765
Diversified Financial Services — 0.3%
Charles Schwab Corp.
5.38%, 06/01/2025(1)	1,405,000	1,389,229
Electric — 0.4%
Duke Energy Florida LLC
5.88%, 11/15/2033	620,000	644,568
PPL Electric Utilities Corp.
4.85%, 02/15/2034	1,130,000	1,099,540
Sempra
3.30%, 04/01/2025	726,000	713,048
		2,457,156
Healthcare-Products — 0.9%
Stryker Corp.
4.85%, 12/08/2028	1,096,000	1,087,581
Thermo Fisher Scientific, Inc.
1.22%, 10/18/2024	4,000,000	3,948,502
		5,036,083
Healthcare-Services — 0.3%
Roche Holdings, Inc.
2.31%, 03/10/2027*	1,820,000	1,698,400
Insurance — 0.3%
Chubb INA Holdings LLC
5.00%, 03/15/2034	1,415,000	1,400,913
Machinery-Construction & Mining — 0.5%
Caterpillar Financial Services Corp.
3.65%, 08/12/2025	2,870,000	2,818,598
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 0.2%
AbbVie, Inc.
2.95%, 11/21/2026	$ 1,180,000	$ 1,124,831
Bristol-Myers Squibb Co.
5.20%, 02/22/2034	262,000	261,466
		1,386,297
Total Corporate Bonds & Notes (cost $35,386,347)		35,025,043
ASSET BACKED SECURITIES — 5.4%
Home Equity — 0.2%
Towd Point Mtg. Trust VRS
Series 2024-CES3, Class A1 6.29%, 05/25/2064*(2)	938,587	941,931
Other Asset Backed Securities — 5.2%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class B 2.48%, 08/15/2046*	1,400,000	1,274,615
Barings CLO, Ltd. FRS
Series 2018-3A, Class B1 7.04%, (TSFR3M+1.71%), 07/20/2029*	3,000,000	3,001,248
Series 2017-1A, Class C 7.99%, (TSFR3M+2.66%), 07/18/2029*	1,500,000	1,500,453
Bean Creek CLO, Ltd. FRS
Series 2015-1A, Class AR 6.61%, (TSFR3M+1.28%), 04/20/2031*	1,595,195	1,595,434
CLI Funding VI LLC
Series 2020-3A, Class A 2.07%, 10/18/2045*	2,211,910	1,998,871
Cologix Data Centers US Issuer LLC
Series 2021-1A, Class A2 3.30%, 12/26/2051*	2,175,000	1,990,644
Greenwood Park CLO, Ltd. FRS
Series 2018-1A, Class A1 6.62%, (TSFR3M+1.29%), 04/15/2031*	1,335,372	1,336,895
KKR Static CLO I, Ltd. FRS
Series 2022-1A, Class BR 7.32%, (TSFR3M+2.00%), 07/20/2031*	1,925,000	1,925,477
Palmer Square CLO, Ltd. FRS
Series 2014-1A, Class A1R2 6.71%, (TSFR3M+1.39%), 01/17/2031*	1,069,185	1,070,406
Rockford Tower CLO, Ltd. FRS
Series 2017-2A, Class BR 7.09%, (TSFR3M+1.76%), 10/15/2029*	3,053,000	3,054,960
SCF Equipment Leasing LLC
Series 2024-1A, Class A3 5.52%, 01/20/2032*	1,150,000	1,156,565
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class C 3.94%, 10/20/2038*	415,767	396,543
Stonepeak
Series 2021-1A, Class AA 2.30%, 02/28/2033*	935,533	868,050
Subway Funding LLC
Series 2024-1A, Class A2II 6.27%, 07/30/2054*	741,000	750,764
Switch ABS Issuer LLC
Series 2024-2A, Class A2 5.44%, 06/25/2054*	825,000	799,122
Tricon Residential Trust
Series 2022-SFR1, Class D 4.75%, 04/17/2039*	3,000,000	2,872,630

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	$ 2,100,000	$ 2,106,876
Wellfleet CLO, Ltd.
Series 2022-1A, Class B2 4.78%, 04/15/2034*	1,750,000	1,665,339
		29,364,892
Total Asset Backed Securities (cost $30,683,532)		30,306,823
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.4%
Commercial and Residential — 3.9%
Angel Oak Mtg. Trust I LLC VRS
Series 2019-1, Class M1 4.50%, 11/25/2048*(2)	859,773	854,043
BANK VRS
Series 2020-BN29, Class XA 1.43%, 11/15/2053(2)(3)	7,002,800	445,273
BANK5
Series 2024-5YR7, Class A3 5.77%, 06/15/2057	2,032,000	2,060,155
BANK5 Trust
Series 2024-5YR6, Class A3 6.23%, 05/15/2057	1,090,000	1,126,147
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	533,000	547,901
BX Commercial Mtg. Trust VRS
Series 2020-VIV2, Class C 3.66%, 03/09/2044*(2)	1,504,846	1,308,407
Chase Home Lending Mtg. Trust VRS
Series 2024-2, Class A4A 6.00%, 02/25/2055*(2)	741,434	739,770
Commercial Mtg. Trust
Series 2015-CR23, Class ASB 3.26%, 05/10/2048	486,100	482,102
Connecticut Avenue Securities Trust FRS
Series 2017-C07, Class 1EB2 6.45%, (SOFR30A+1.11%), 05/25/2030	159,562	159,528
Series 2017-C02, Class 2ED3 6.80%, (SOFR30A+1.46%), 09/25/2029	406,779	407,445
Series 2022-R03, Class 1M1 7.44%, (SOFR30A+2.10%), 03/25/2042*	551,979	561,274
Series 2022-R06, Class 1M1 8.09%, (SOFR30A+2.75%), 05/25/2042*	529,776	544,616
DBJPM Mtg. Trust
Series 2016-C1, Class AM 3.54%, 05/10/2049	2,961,000	2,798,510
Deephaven Residential Mtg. Trust
Series 2020-2, Class A3 2.86%, 05/25/2065*	1,540,474	1,514,808
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2018-AON, Class A 4.13%, 07/05/2031*	2,899,000	2,623,939
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	217,615	199,747
NJ Trust VRS
Series 2023-GSP, Class A 6.70%, 01/06/2029*(2)	1,100,000	1,133,908
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
RCKT Mtg. Trust VRS
Series 2024-CES3, Class A1A 6.59%, 05/25/2044*(2)	$ 687,849	$ 694,220
Starwood Mtg. Residential Trust VRS
Series 2020-3, Class A1 1.49%, 04/25/2065*(2)	567,489	540,065
Verus Securitization Trust VRS
Series 2019-INV2, Class M1 3.50%, 07/25/2059*(2)	3,253,000	3,096,234
		21,838,092
U.S. Government Agency — 0.5%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 6.19%, (SOFR30A+0.85%), 11/25/2041*	1,572,818	1,572,573
Series 2018-HRP2, Class M3AS 6.45%, (SOFR30A+1.11%), 02/25/2047*	491,253	491,253
Series 2022-DNA3, Class M1A 7.34%, (SOFR30A+2.00%), 04/25/2042*	958,762	973,068
		3,036,894
Total Collateralized Mortgage Obligations (cost $25,628,014)		24,874,986
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 73.3%
U.S. Government — 54.0%
United States Treasury Bonds TIPS
0.13%, 02/15/2052(4)	6,751,629	3,831,943
0.25%, 02/15/2050(4)	7,071,417	4,315,220
0.63%, 02/15/2043(4)	11,726,960	8,803,287
0.75%, 02/15/2042 to 02/15/2045(4)	29,656,093	22,668,002
0.88%, 02/15/2047(4)	13,221,275	9,924,046
1.00%, 02/15/2046 to 02/15/2049(4)	21,516,603	16,610,991
1.38%, 07/15/2033(4)	37,677,855	35,576,244
1.75%, 01/15/2028(4)	748,240	736,265
2.13%, 02/15/2041(4)	11,953,860	11,849,489
2.50%, 01/15/2029(4)	2,993,431	3,045,763
United States Treasury Notes TIPS
0.13%, 04/15/2025 to 01/15/2032(4)	87,345,321	78,249,594
0.13%, 10/15/2026(4)(5)(6)	9,121,035	8,681,392
0.25%, 07/15/2029(4)	14,584,997	13,392,325
0.38%, 01/15/2027(4)	2,595,700	2,467,236
0.50%, 01/15/2028(4)	8,477,437	7,987,971
0.63%, 07/15/2032(4)	5,826,708	5,224,362
0.75%, 07/15/2028(4)	13,376,254	12,710,619
0.88%, 01/15/2029(4)	33,653,568	31,880,779
1.13%, 01/15/2033(4)	20,944,352	19,377,025
1.25%, 04/15/2028(4)	3,449,160	3,331,174
1.75%, 01/15/2034(4)	1,376,865	1,335,891
		301,999,618
U.S. Government Agency — 19.3%
Federal Home Loan Bank
4.63%, 06/06/2025	8,200,000	8,158,262
Federal Home Loan Mtg. Corp.
3.50%, 08/01/2052	2,875,798	2,547,084
4.50%, 10/01/2052	2,611,656	2,465,599
6.25%, 07/15/2032	18,600,000	20,815,542
Federal National Mtg. Assoc.
2.50%, 01/01/2052	11,246,108	9,291,588
4.00%, 09/01/2052	13,869,762	12,713,708
5.50%, 01/01/2053	5,576,921	5,511,365
6.00%, 01/01/2053	2,849,883	2,863,759

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
6.63%, 11/15/2030		$23,350,000	$ 26,098,052
Government National Mtg. Assoc.
3.00%, 09/20/2051		4,887,643	4,261,655
5.00%, 08/20/2053		8,559,564	8,336,983
5.50%, 12/20/2052		2,440,187	2,422,848
Tennessee Valley Authority
3.88%, 03/15/2028		2,525,000	2,469,957
			107,956,402
Total U.S. Government & Agency Obligations (cost $467,415,215)			409,956,020
FOREIGN GOVERNMENT OBLIGATIONS — 4.2%
Sovereign — 4.2%
Deutsche Bundesrepublik TIPS
0.10%, 04/15/2026(4)	EUR	5,568,948	5,816,188
Government of Canada
3.50%, 03/01/2028	CAD	11,500,000	8,380,403
3.75%, 05/01/2025	CAD	12,500,000	9,083,641
Total Foreign Government Obligations (cost $23,708,117)			23,280,232
MUNICIPAL SECURITIES — 0.2%
University of California Revenue Bonds
1.32%, 05/15/2027 (cost $1,451,641)		1,570,000	1,425,742
Total Long-Term Investment Securities (cost $584,272,866)			524,868,846
SHORT-TERM INVESTMENTS — 5.7%
Unaffiliated Investment Companies — 5.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%(7) (cost $32,011,808)		32,011,808	32,011,808
TOTAL INVESTMENTS (cost $616,284,674)		99.5%	556,880,654
Other assets less liabilities		0.5	2,733,914
NET ASSETS		100.0%	$559,614,568
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA American Century Inflation Protection Portfolio has no right to demand registration of these securities. At June 30, 2024, the aggregate value of these securities was $49,975,834 representing 8.9% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	Principal amount of security is adjusted for inflation.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of June 30, 2024.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TIPS—Treasury Inflation Protected Securities
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
CAD—Canadian Dollar
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at June 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Inflation Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	10,000,000	USD	Fixed 3.445%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$ 312	$ (6,464)	$ (6,152)
Centrally Cleared	50,000,000	USD	Fixed 3.537	12-Month USA CPI	Maturity	Maturity	Mar 2027	436	(42,192)	(41,756)
Centrally Cleared	50,000,000	USD	Fixed 3.540	12-Month USA CPI	Maturity	Maturity	Mar 2027	436	(48,577)	(48,141)
Centrally Cleared	25,000,000	USD	Fixed 3.710	12-Month USA CPI	Maturity	Maturity	Mar 2027	357	(290,082)	(289,725)
Centrally Cleared	10,000,000	USD	Fixed 3.060	12-Month USA CPI	Maturity	Maturity	Mar 2032	469	(32,562)	(32,093)
Centrally Cleared	20,000,000	USD	Fixed 3.040	12-Month USA CPI	Maturity	Maturity	Mar 2032	552	(14,090)	(13,538)
Centrally Cleared	12,500,000	USD	Fixed 2.415	12-Month USA CPI	Maturity	Maturity	Feb 2028	414	191,773	192,187
Centrally Cleared	10,000,000	USD	Fixed 2.438	12-Month USA CPI	Maturity	Maturity	Feb 2030	464	161,051	161,515
Centrally Cleared	3,800,000	USD	Fixed 2.619	12-Month USA CPI	Maturity	Maturity	Mar 2033	469	19,050	19,519
Centrally Cleared	3,000,000	USD	Fixed 2.495	12-Month USA CPI	Maturity	Maturity	May 2033	470	32,774	33,244

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Inflation Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	8,000,000	USD	Fixed 2.662%	12-Month USA CPI	Maturity	Maturity	Aug 2030	$ 491	$ (11,107)	$ (10,616)
Centrally Cleared	5,800,000	USD	Fixed 2.650	12-Month USA CPI	Maturity	Maturity	Aug 2033	511	(14,369)	(13,858)
Centrally Cleared	18,300,000	USD	Fixed 2.370	12-Month USA CPI	Maturity	Maturity	Feb 2029	612	211,526	212,138
Centrally Cleared	1,700,000	USD	Fixed 2.485	12-Month USA CPI	Maturity	Maturity	Feb 2034	497	15,882	16,379
Centrally Cleared	4,000,000	USD	Fixed 2.433	12-Month USA CPI	Maturity	Maturity	Feb 2031	501	41,351	41,852
								$6,991	$213,964	$220,955
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
199	Long	U.S. Treasury 10 Year Notes	September 2024	$21,610,590	$21,886,891	$276,301
152	Long	U.S. Treasury 2 Year Notes	September 2024	30,960,435	31,041,250	80,815
65	Long	U.S. Treasury 5 Year Notes	September 2024	6,871,459	6,927,578	56,119
42	Long	U.S. Treasury Ultra 10 Year Notes	September 2024	4,697,463	4,768,313	70,850
						$484,085
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	31,565,425	USD	22,990,649	09/18/2024	$ —	$(124,863)
	EUR	3,556,337	USD	3,832,633	09/18/2024	9,768	—
	USD	5,770,025	CAD	7,897,061	09/18/2024	13,030	—
						22,798	(124,863)
Morgan Stanley & Co. International PLC	EUR	1,768,310	USD	1,926,388	09/18/2024	25,554	—
Unrealized Appreciation (Depreciation)						$48,352	$(124,863)
CAD—Canadian Dollar
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$35,025,043	$—	$35,025,043
Asset Backed Securities	—	30,306,823	—	30,306,823
Collateralized Mortgage Obligations	—	24,874,986	—	24,874,986
U.S. Government & Agency Obligations	—	409,956,020	—	409,956,020
Foreign Government Obligations	—	23,280,232	—	23,280,232
Municipal Securities	—	1,425,742	—	1,425,742
Short-Term Investments	32,011,808	—	—	32,011,808
Total Investments at Value	$32,011,808	$524,868,846	$—	$556,880,654
Other Financial Instruments:†
Swaps	$—	$673,407	$—	$673,407
Futures Contracts	484,085	—	—	484,085
Forward Foreign Currency Contracts	—	48,352	—	48,352
Total Other Financial Instruments	$484,085	$721,759	$—	$1,205,844
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$459,443	$—	$459,443
Forward Foreign Currency Contracts	—	124,863	—	124,863
Total Other Financial Instruments	$—	$584,306	$—	$584,306
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Aerospace/Defense — 4.5%
Boeing Co.†	35,758	$ 6,508,314
RTX Corp.	78,141	7,844,575
		14,352,889
Agriculture — 2.9%
Philip Morris International, Inc.	91,427	9,264,298
Airlines — 2.1%
Southwest Airlines Co.	231,539	6,624,331
Banks — 15.6%
Bank of America Corp.	311,142	12,374,117
Citigroup, Inc.	144,919	9,196,560
JPMorgan Chase & Co.	60,802	12,297,813
Morgan Stanley	62,597	6,083,802
Wells Fargo & Co.	171,122	10,162,936
		50,115,228
Chemicals — 1.3%
FMC Corp.	74,265	4,273,951
Electric — 10.7%
AES Corp.	561,069	9,857,982
FirstEnergy Corp.	310,657	11,888,844
PG&E Corp.	717,916	12,534,813
		34,281,639
Healthcare-Services — 4.5%
Centene Corp.†	104,275	6,913,432
Humana, Inc.	20,172	7,537,268
		14,450,700
Insurance — 2.9%
MetLife, Inc.	132,562	9,304,527
Internet — 3.6%
Alphabet, Inc., Class A	62,720	11,424,448
Machinery-Construction & Mining — 1.7%
Caterpillar, Inc.	15,963	5,317,275
Mining — 5.0%
Barrick Gold Corp.	418,168	6,975,042
Freeport-McMoRan, Inc.	188,541	9,163,093
		16,138,135
Oil & Gas — 5.1%
Chevron Corp.	59,326	9,279,773
Marathon Petroleum Corp.	40,657	7,053,176
		16,332,949
Oil & Gas Services — 3.4%
TechnipFMC PLC	416,215	10,884,022
Pharmaceuticals — 7.3%
Bristol-Myers Squibb Co.	143,889	5,975,710
Cigna Group	29,388	9,714,791
CVS Health Corp.	133,011	7,855,630
		23,546,131
Security Description	Shares or Principal Amount	Value

Pipelines — 3.3%
Williams Cos., Inc.	245,059	$ 10,415,007
REITS — 3.2%
American Tower Corp.	52,159	10,138,666
Retail — 3.1%
Lowe's Cos., Inc.	43,746	9,644,243
Qurate Retail, Inc., Series A†	459,647	289,578
		9,933,821
Semiconductors — 4.5%
Applied Materials, Inc.	28,464	6,717,219
QUALCOMM, Inc.	39,197	7,807,259
		14,524,478
Software — 1.7%
Teradata Corp.†	160,619	5,550,993
Telecommunications — 9.4%
Cisco Systems, Inc.	163,015	7,744,843
Corning, Inc.	216,443	8,408,810
Verizon Communications, Inc.	338,367	13,954,255
		30,107,908
Transportation — 2.6%
CSX Corp.	253,856	8,491,483
Total Common Stocks (cost $240,865,040)		315,472,879
PREFERRED STOCKS — 0.2%
Retail — 0.2%
Qurate Retail, Inc. 8.00% (cost $2,111,540)	13,706	576,337
Total Long-Term Investment Securities (cost $242,976,580)		316,049,216
REPURCHASE AGREEMENTS — 1.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 06/28/2024, to be repurchased 07/01/2024 in the amount of $4,462,610 and collateralized by $4,511,300 of United States Treasury Floating Rate Notes, bearing interest at 5.40% due 04/30/2026 and having an approximate value of $4,551,312 (cost $4,462,015)	$4,462,015	4,462,015
TOTAL INVESTMENTS (cost $247,438,595)	100.0%	320,511,231
Other assets less liabilities	(0.0)	(107,670)
NET ASSETS	100.0%	$320,403,561
†	Non-income producing security

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$315,472,879	$—	$—	$315,472,879
Preferred Stocks	576,337	—	—	576,337
Repurchase Agreements	—	4,462,015	—	4,462,015
Total Investments at Value	$316,049,216	$4,462,015	$—	$320,511,231
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 31.1%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 585,000	$ 514,519
Aerospace/Defense — 0.5%
BAE Systems PLC
5.13%, 03/26/2029*	425,000	423,108
Boeing Co.
3.38%, 06/15/2046	43,000	27,419
3.60%, 05/01/2034	95,000	76,433
3.75%, 02/01/2050	45,000	29,446
5.15%, 05/01/2030	50,000	48,014
5.93%, 05/01/2060	703,000	628,518
6.26%, 05/01/2027*	34,000	34,230
6.30%, 05/01/2029*	205,000	207,882
6.39%, 05/01/2031*	225,000	229,063
6.86%, 05/01/2054*	41,000	42,073
7.01%, 05/01/2064*	29,000	29,692
L3Harris Technologies, Inc.
5.05%, 06/01/2029	430,000	426,977
5.25%, 06/01/2031	44,000	43,853
5.35%, 06/01/2034	505,000	501,398
5.40%, 07/31/2033	47,000	46,852
Northrop Grumman Corp.
4.95%, 03/15/2053	32,000	28,783
5.15%, 05/01/2040	500,000	477,240
5.20%, 06/01/2054	40,000	37,453
Raytheon Technologies Corp.
5.38%, 02/27/2053	62,000	58,876
RTX Corp.
6.40%, 03/15/2054	36,000	39,252
		3,436,562
Agriculture — 0.4%
BAT Capital Corp.
5.83%, 02/20/2031	575,000	583,106
Philip Morris International, Inc.
5.13%, 02/15/2030	190,000	189,317
5.13%, 02/13/2031	295,000	291,870
5.38%, 02/15/2033	915,000	908,526
5.63%, 09/07/2033	510,000	514,404
		2,487,223
Airlines — 0.0%
Air Canada
3.88%, 08/15/2026*	30,000	28,536
American Airlines, Inc.
7.25%, 02/15/2028*	32,000	32,021
8.50%, 05/15/2029*	25,000	25,974
British Airways Pass Through Trust
2.90%, 09/15/2036*	76,016	65,619
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd.
5.75%, 01/20/2026*	47,697	45,382
United Airlines, Inc.
4.63%, 04/15/2029*	54,000	50,290
		247,822
Apparel — 0.1%
Tapestry, Inc.
7.05%, 11/27/2025	155,000	157,576
7.35%, 11/27/2028	405,000	420,340
7.70%, 11/27/2030	103,000	107,625
Security Description		Shares or Principal Amount	Value

Apparel (continued)
William Carter Co.
5.63%, 03/15/2027*		$ 151,000	$ 148,939
			834,480
Auto Manufacturers — 0.1%
Ford Motor Co.
4.75%, 01/15/2043		196,000	158,496
Ford Motor Credit Co. LLC
5.85%, 05/17/2027		200,000	199,975
General Motors Financial Co., Inc.
2.70%, 06/10/2031		51,000	42,165
5.60%, 06/18/2031		46,000	45,656
5.75%, 02/08/2031		21,000	21,056
5.80%, 01/07/2029		108,000	108,961
5.85%, 04/06/2030		62,000	62,759
5.95%, 04/04/2034		34,000	34,029
Hyundai Capital America
5.30%, 06/24/2029*		59,000	58,681
5.35%, 03/19/2029*		46,000	45,928
5.80%, 06/26/2025*		35,000	35,026
6.50%, 01/16/2029*		34,000	35,504
			848,236
Banks — 7.2%
Banca Comerciala Romana SA
7.63%, 05/19/2027	EUR	200,000	224,403
Banca Transilvania SA
8.88%, 04/27/2027	EUR	300,000	338,635
Banco de Credito del Peru S.A.
3.13%, 07/01/2030		120,000	115,455
Banco Santander SA
6.35%, 03/14/2034		200,000	200,143
Bank of America Corp.
1.90%, 07/23/2031		930,000	766,032
1.92%, 10/24/2031		520,000	425,417
2.30%, 07/21/2032		1,800,000	1,473,528
2.46%, 10/22/2025		244,000	241,460
2.57%, 10/20/2032		525,000	435,148
2.59%, 04/29/2031		260,000	224,800
2.69%, 04/22/2032		1,175,000	993,017
3.31%, 04/22/2042		50,000	37,624
3.42%, 12/20/2028		48,000	45,136
3.85%, 03/08/2037		202,000	177,026
3.97%, 02/07/2030		91,000	86,179
4.08%, 04/23/2040		110,000	93,470
4.57%, 04/27/2033		56,000	52,811
5.47%, 01/23/2035		160,000	159,838
5.93%, 09/15/2027		825,000	833,876
6.11%, 01/29/2037		119,000	123,642
Bank of Ireland Group PLC
5.60%, 03/20/2030*		700,000	696,410
Bank of Montreal
5.51%, 06/04/2031		375,000	378,970
Bank of New York Mellon Corp.
4.98%, 03/14/2030		255,000	253,472
5.19%, 03/14/2035		335,000	330,669
6.32%, 10/25/2029		570,000	595,767
Bank of Nova Scotia
4.59%, 05/04/2037		111,000	99,971
5.65%, 02/01/2034		58,000	58,931
BankUnited, Inc.
5.13%, 06/11/2030		190,000	170,841

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Barclays PLC
3.56%, 09/23/2035	$ 208,000	$ 178,681
5.69%, 03/12/2030	845,000	847,265
BNP Paribas SA
1.68%, 06/30/2027*	200,000	184,788
5.89%, 12/05/2034*	435,000	445,563
BPCE SA
5.94%, 05/30/2035*	500,000	498,009
6.51%, 01/18/2035*	765,000	765,824
6.71%, 10/19/2029*	970,000	1,005,603
7.00%, 10/19/2034*	355,000	379,499
CaixaBank SA
5.67%, 03/15/2030*	200,000	199,158
Citigroup, Inc.
1.28%, 11/03/2025	430,000	423,285
2.57%, 06/03/2031	26,000	22,316
2.90%, 11/03/2042	22,000	15,345
3.11%, 04/08/2026	76,000	74,458
3.67%, 07/24/2028	27,000	25,737
4.45%, 09/29/2027	111,000	108,195
5.17%, 02/13/2030	120,000	119,301
5.88%, 02/22/2033	74,000	75,335
6.00%, 10/31/2033	251,000	257,242
6.17%, 05/25/2034	28,000	28,476
Citizens Financial Group, Inc.
2.64%, 09/30/2032	160,000	122,746
5.84%, 01/23/2030	460,000	458,563
6.65%, 04/25/2035	210,000	217,066
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	286,000	270,418
Credit Agricole SA
6.25%, 01/10/2035*	365,000	367,193
Danske Bank A/S
0.98%, 09/10/2025*	200,000	198,015
5.71%, 03/01/2030*	225,000	225,628
Deutsche Bank AG
2.31%, 11/16/2027	865,000	798,627
3.74%, 01/07/2033	200,000	164,506
5.41%, 05/10/2029	255,000	254,619
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	103,000	94,601
1.99%, 01/27/2032	210,000	170,425
2.38%, 07/21/2032	745,000	611,817
2.62%, 04/22/2032	725,000	609,549
3.21%, 04/22/2042	65,000	48,057
4.22%, 05/01/2029	44,000	42,355
4.41%, 04/23/2039	210,000	185,691
4.48%, 08/23/2028	655,000	640,141
5.73%, 04/25/2030	290,000	295,149
5.85%, 04/25/2035	44,000	45,070
6.75%, 10/01/2037	159,000	171,534
HSBC Holdings PLC
5.21%, 08/11/2028	225,000	223,524
5.40%, 08/11/2033	445,000	440,262
5.73%, 05/17/2032	935,000	937,294
5.89%, 08/14/2027	265,000	266,987
6.33%, 03/09/2044	250,000	261,491
7.40%, 11/13/2034	225,000	243,721
Huntington Bancshares, Inc.
5.71%, 02/02/2035	75,000	73,835
Huntington National Bank
5.65%, 01/10/2030	250,000	250,228
Security Description		Shares or Principal Amount	Value

Banks (continued)
Intesa Sanpaolo SpA
4.95%, 06/01/2042*		$ 215,000	$ 160,658
7.80%, 11/28/2053*		300,000	329,823
JPMorgan Chase & Co.
2.01%, 03/13/2026		180,000	175,339
2.07%, 06/01/2029		162,000	144,108
2.53%, 11/19/2041		262,000	178,496
2.55%, 11/08/2032		1,061,000	883,479
2.58%, 04/22/2032		315,000	266,046
3.51%, 01/23/2029		475,000	449,190
3.54%, 05/01/2028		121,000	115,479
3.96%, 01/29/2027		325,000	317,458
4.85%, 07/25/2028		325,000	321,670
4.91%, 07/25/2033		30,000	29,137
5.30%, 07/24/2029		580,000	581,946
5.34%, 01/23/2035		490,000	487,071
5.58%, 04/22/2030		640,000	650,138
6.07%, 10/22/2027		435,000	442,611
6.09%, 10/23/2029		365,000	377,125
M&T Bank Corp.
5.05%, 01/27/2034		965,000	893,099
7.41%, 10/30/2029		805,000	846,997
Manufacturers & Traders Trust Co.
4.70%, 01/27/2028		576,000	555,322
mBank SA
0.97%, 09/21/2027	EUR	300,000	292,023
Mitsubishi UFJ Financial Group, Inc.
4.79%, 07/18/2025		200,000	199,882
Mizuho Financial Group, Inc.
5.78%, 07/06/2029		200,000	202,685
Morgan Stanley
1.51%, 07/20/2027		133,000	122,959
1.59%, 05/04/2027		39,000	36,358
1.79%, 02/13/2032		450,000	361,146
1.93%, 04/28/2032		410,000	329,421
2.48%, 09/16/2036		15,000	11,867
2.51%, 10/20/2032		220,000	181,830
2.70%, 01/22/2031		690,000	604,840
3.22%, 04/22/2042		77,000	57,635
3.62%, 04/01/2031		26,000	23,858
5.30%, 04/20/2037		83,000	79,474
5.45%, 07/20/2029		220,000	221,357
5.66%, 04/18/2030		530,000	538,976
5.94%, 02/07/2039		71,000	70,219
6.41%, 11/01/2029		450,000	469,513
Morgan Stanley VRS
3.59%, 07/22/2028(1)		197,000	187,328
NatWest Group PLC
3.03%, 11/28/2035		200,000	167,427
OTP Bank Nyrt
7.35%, 03/04/2026	EUR	350,000	380,534
7.50%, 05/25/2027		200,000	204,896
PNC Financial Services Group, Inc.
5.68%, 01/22/2035		125,000	125,671
6.04%, 10/28/2033		240,000	247,264
Regions Financial Corp.
7.38%, 12/10/2037		73,000	79,247
Societe Generale SA
6.07%, 01/19/2035*		330,000	326,697
6.22%, 06/15/2033*		525,000	516,915
Standard Chartered PLC
5.91%, 05/14/2035*		455,000	450,991
7.02%, 02/08/2030*		290,000	306,239

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
7.77%, 11/16/2028*	$ 200,000	$ 212,835
Swedbank AB
1.54%, 11/16/2026*	254,000	233,247
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031	39,000	35,347
UBS Group AG
2.75%, 02/11/2033*	215,000	175,715
4.28%, 01/09/2028*	945,000	906,251
4.75%, 05/12/2028*	350,000	342,780
6.44%, 08/11/2028*	370,000	379,356
6.54%, 08/12/2033*	725,000	760,806
US Bancorp
2.49%, 11/03/2036	214,000	168,479
Wells Fargo & Co.
2.57%, 02/11/2031	355,000	307,242
2.88%, 10/30/2030	58,000	51,449
3.07%, 04/30/2041	60,000	43,997
3.35%, 03/02/2033	1,330,000	1,153,383
4.30%, 07/22/2027	129,000	125,591
4.90%, 07/25/2033	1,228,000	1,181,169
5.39%, 04/24/2034	50,000	49,428
5.50%, 01/23/2035	211,000	210,260
5.57%, 07/25/2029	740,000	746,713
5.61%, 01/15/2044	44,000	42,210
5.71%, 04/22/2028	85,000	85,735
6.49%, 10/23/2034	480,000	511,707
Zions Bancorp NA
3.25%, 10/29/2029	250,000	208,956
		46,910,963
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	109,000	100,494
Bacardi, Ltd./Bacardi-Martini BV
5.25%, 01/15/2029*	100,000	98,604
Coca-Cola Co.
5.40%, 05/13/2064	56,000	55,515
Constellation Brands, Inc.
4.35%, 05/09/2027	30,000	29,258
PepsiCo, Inc.
3.60%, 02/18/2028	39,000	37,499
3.90%, 07/18/2032	44,000	41,070
4.00%, 03/05/2042	19,000	16,218
		378,658
Biotechnology — 0.5%
Amgen, Inc.
3.15%, 02/21/2040	121,000	90,422
4.40%, 05/01/2045	21,000	17,670
5.15%, 03/02/2028	43,000	42,994
5.25%, 03/02/2030	146,000	147,071
5.25%, 03/02/2033	990,000	987,115
5.65%, 03/02/2053	38,000	37,424
5.75%, 03/02/2063	164,000	160,594
Gilead Sciences, Inc.
5.55%, 10/15/2053	35,000	34,946
Regeneron Pharmaceuticals, Inc.
2.80%, 09/15/2050	43,000	26,351
Royalty Pharma PLC
2.15%, 09/02/2031	671,000	537,844
2.20%, 09/02/2030	635,000	529,223
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
5.15%, 09/02/2029	$ 259,000	$ 256,812
5.40%, 09/02/2034	115,000	111,912
5.90%, 09/02/2054	36,000	34,634
		3,015,012
Building Materials — 0.3%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	745,000	704,744
Carrier Global Corp.
3.38%, 04/05/2040	77,000	59,563
CRH SMW Finance DAC
5.20%, 05/21/2029	200,000	199,877
Lennox International, Inc.
5.50%, 09/15/2028	89,000	89,990
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	41,000	33,919
Owens Corning
5.50%, 06/15/2027	28,000	28,242
Standard Industries, Inc.
3.38%, 01/15/2031*	26,000	21,906
4.38%, 07/15/2030*	710,000	641,497
Trane Technologies Financing, Ltd.
5.10%, 06/13/2034	129,000	128,564
		1,908,302
Chemicals — 0.3%
Celanese US Holdings LLC
6.17%, 07/15/2027	545,000	553,129
6.33%, 07/15/2029	290,000	298,263
6.55%, 11/15/2030	460,000	480,697
CF Industries, Inc.
5.38%, 03/15/2044	79,000	72,493
Dow Chemical Co.
5.60%, 02/15/2054	45,000	43,261
Eastman Chemical Co.
5.75%, 03/08/2033	54,000	54,474
Ecolab, Inc.
2.70%, 12/15/2051	77,000	47,316
5.25%, 01/15/2028	49,000	49,467
Methanex Corp.
5.13%, 10/15/2027	25,000	24,114
Minerals Technologies, Inc.
5.00%, 07/01/2028*	36,000	34,168
Nutrien, Ltd.
5.20%, 06/21/2027	30,000	29,964
OCP SA
6.75%, 05/02/2034*	335,000	343,743
RPM International, Inc.
2.95%, 01/15/2032	28,000	23,422
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	17,000	6,608
Westlake Corp.
3.38%, 08/15/2061	68,000	41,149
		2,102,268
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	16,000	16,294
Commercial Services — 0.6%
Ashtead Capital, Inc.
4.38%, 08/15/2027*	1,000,000	962,748

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*	$ 25,000	$ 22,881
Block, Inc.
6.50%, 05/15/2032*	663,000	671,878
Deluxe Corp.
8.00%, 06/01/2029*	43,000	40,350
Ford Foundation
2.82%, 06/01/2070	65,000	37,778
Garda World Security Corp.
6.00%, 06/01/2029*	40,000	36,493
GXO Logistics, Inc.
6.25%, 05/06/2029	62,000	63,066
Hertz Corp.
4.63%, 12/01/2026*	35,000	25,391
12.63%, 07/15/2029*	11,000	11,374
Howard University
2.29%, 10/01/2026	100,000	92,815
2.70%, 10/01/2029	250,000	218,600
2.80%, 10/01/2030	100,000	86,324
2.90%, 10/01/2031	100,000	85,017
3.48%, 10/01/2041	95,000	67,566
Metis Merger Sub LLC
6.50%, 05/15/2029*	22,000	20,510
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	30,000	29,696
MPH Acquisition Holdings LLC
5.75%, 11/01/2028*	25,000	13,450
PROG Holdings, Inc.
6.00%, 11/15/2029*	29,000	27,547
Quanta Services, Inc.
2.35%, 01/15/2032	53,000	43,062
2.90%, 10/01/2030	50,000	44,048
3.05%, 10/01/2041	44,000	31,024
S&P Global, Inc.
2.70%, 03/01/2029	72,000	65,252
Service Corp. International
3.38%, 08/15/2030	560,000	487,366
5.13%, 06/01/2029	724,000	703,489
Sotheby's
7.38%, 10/15/2027*	85,000	70,980
TriNet Group, Inc.
3.50%, 03/01/2029*	28,000	24,923
Triton Container International, Ltd.
2.05%, 04/15/2026*	112,000	104,407
3.15%, 06/15/2031*	74,000	61,505
Upbound Group, Inc.
6.38%, 02/15/2029*	40,000	38,372
		4,187,912
Computers — 0.3%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	45,000	42,591
Apple, Inc.
1.40%, 08/05/2028	124,000	109,150
2.65%, 05/11/2050	50,000	31,911
2.70%, 08/05/2051	30,000	19,053
3.95%, 08/08/2052	43,000	34,931
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	382,000	359,729
Dell International LLC/EMC Corp.
3.38%, 12/15/2041	85,000	62,177
Security Description	Shares or Principal Amount	Value

Computers (continued)
8.10%, 07/15/2036	$ 59,000	$ 70,362
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	20,000	20,491
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	94,000	88,191
5.25%, 07/01/2028	70,000	70,412
Insight Enterprises, Inc.
6.63%, 05/15/2032*	655,000	665,129
Leidos, Inc.
4.38%, 05/15/2030	64,000	60,503
McAfee Corp.
7.38%, 02/15/2030*	55,000	50,812
NCR Voyix Corp.
5.13%, 04/15/2029*	26,000	24,486
Seagate HDD Cayman
4.09%, 06/01/2029	20,000	18,548
Wipro IT Services LLC
1.50%, 06/23/2026	250,000	232,294
		1,960,770
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	21,000	19,331
Estee Lauder Cos., Inc.
4.38%, 05/15/2028	49,000	48,001
Haleon US Capital LLC
3.63%, 03/24/2032	250,000	223,955
Kenvue, Inc.
4.90%, 03/22/2033	57,000	56,373
Procter & Gamble Co.
3.95%, 01/26/2028	76,000	74,404
		422,064
Distribution/Wholesale — 0.0%
Windsor Holdings III LLC
8.50%, 06/15/2030*	21,000	21,917
Diversified Financial Services — 0.7%
AG Issuer LLC
6.25%, 03/01/2028*	10,000	9,781
Aircastle, Ltd.
5.25%, 06/15/2026*(2)	5,000	4,821
Ally Financial, Inc.
6.70%, 02/14/2033	30,000	29,825
Bread Financial Holdings, Inc.
9.75%, 03/15/2029*	47,000	49,374
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	30,000	28,999
Capital One Financial Corp.
1.88%, 11/02/2027	730,000	669,335
3.27%, 03/01/2030	315,000	284,334
6.31%, 06/08/2029	580,000	593,446
7.62%, 10/30/2031	480,000	528,418
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	55,000	43,312
Credit Acceptance Corp.
9.25%, 12/15/2028*	30,000	31,707
Discover Financial Services
7.96%, 11/02/2034	310,000	348,717
Enova International, Inc.
8.50%, 09/15/2025*	51,000	51,038
goeasy, Ltd.
4.38%, 05/01/2026*	3,000	2,906
7.63%, 07/01/2029*	25,000	25,501

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Intercontinental Exchange, Inc.
3.63%, 09/01/2028*	$ 1,088,000	$ 1,025,590
4.95%, 06/15/2052	66,000	59,764
5.20%, 06/15/2062	49,000	45,558
Jane Street Group/JSG Finance, Inc.
7.13%, 04/30/2031*	28,000	28,713
LFS Topco LLC
5.88%, 10/15/2026*	26,000	23,986
Nasdaq, Inc.
5.95%, 08/15/2053	19,000	19,196
6.10%, 06/28/2063	23,000	23,393
Nomura Holdings, Inc.
5.78%, 07/03/2034	760,000	757,159
OneMain Finance Corp.
7.50%, 05/15/2031	30,000	30,356
Synchrony Financial
4.50%, 07/23/2025	109,000	107,164
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	22,000	22,106
		4,844,499
Electric — 4.5%
AES Corp.
2.45%, 01/15/2031	109,000	89,741
5.45%, 06/01/2028	47,000	46,895
Alabama Power Co.
3.45%, 10/01/2049	520,000	370,749
4.15%, 08/15/2044	445,000	366,894
Algonquin Power & Utilities Corp.
5.37%, 06/15/2026(3)	21,000	20,898
Ameren Corp.
5.00%, 01/15/2029	785,000	777,116
5.70%, 12/01/2026	28,000	28,222
American Electric Power Co., Inc.
6.95%, 12/15/2054	550,000	547,135
Arizona Public Service Co.
5.55%, 08/01/2033	225,000	223,066
6.35%, 12/15/2032	70,000	73,471
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	335,000	330,961
Calpine Corp.
3.75%, 03/01/2031*	48,000	42,421
5.00%, 02/01/2031*	31,000	28,932
Clearway Energy Operating LLC
3.75%, 01/15/2032*	20,000	17,004
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	595,000	520,970
CMS Energy Corp.
3.75%, 12/01/2050	46,000	38,455
4.75%, 06/01/2050	61,000	55,860
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	490,000	322,989
3.95%, 04/01/2050	56,000	43,694
4.45%, 03/15/2044	29,000	24,703
5.38%, 05/15/2034	225,000	226,118
Dominion Energy, Inc.
3.38%, 04/01/2030	318,000	287,248
5.38%, 11/15/2032	847,000	839,647
5.75%, 10/01/2054	65,000	64,817
6.30%, 03/15/2033	35,000	36,291
DTE Electric Co.
3.95%, 03/01/2049	85,000	66,959
Security Description	Shares or Principal Amount	Value

Electric (continued)
DTE Energy Co.
4.88%, 06/01/2028	$ 70,000	$ 68,900
Duke Energy Carolinas LLC
3.55%, 03/15/2052	27,000	19,065
4.00%, 09/30/2042	145,000	116,782
5.40%, 01/15/2054	18,000	17,270
6.00%, 01/15/2038	40,000	41,599
Duke Energy Corp.
2.55%, 06/15/2031	715,000	598,602
5.00%, 08/15/2052	180,000	156,372
5.45%, 06/15/2034	445,000	439,842
5.80%, 06/15/2054	162,000	157,367
Duke Energy Florida LLC
5.95%, 11/15/2052	29,000	29,504
Duke Energy Indiana LLC
2.75%, 04/01/2050	675,000	408,367
4.90%, 07/15/2043	135,000	121,534
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	210,000	202,268
5.65%, 04/01/2053	21,000	20,285
Duke Energy Progress LLC
4.00%, 04/01/2052	225,000	170,864
4.15%, 12/01/2044	900,000	724,839
Edison International
4.13%, 03/15/2028	150,000	143,278
5.25%, 11/15/2028	535,000	530,313
6.95%, 11/15/2029	635,000	675,122
Emera US Finance LP
4.75%, 06/15/2046	86,000	70,768
Emera, Inc.
6.75%, 06/15/2076	425,000	421,788
Entergy Mississippi LLC
3.50%, 06/01/2051	38,000	26,360
Entergy Texas, Inc.
4.50%, 03/30/2039	98,000	86,715
Evergy, Inc.
2.90%, 09/15/2029	505,000	451,052
Eversource Energy
5.13%, 05/15/2033	365,000	350,382
5.50%, 01/01/2034	300,000	294,326
FirstEnergy Corp.
5.10%, 07/15/2047	55,000	47,330
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	86,000	71,077
Florida Power & Light Co.
5.15%, 06/15/2029	63,000	63,528
Georgia Power Co.
3.25%, 03/15/2051	86,000	58,480
4.30%, 03/15/2042	300,000	254,513
4.75%, 09/01/2040	195,000	176,113
5.25%, 03/15/2034	220,000	219,306
India Clean Energy Holdings
4.50%, 04/18/2027	200,000	183,523
Interstate Power & Light Co.
3.50%, 09/30/2049	67,000	46,910
Investment Energy Resources, Ltd.
6.25%, 04/26/2029*	200,000	188,310
Kentucky Power Co.
7.00%, 11/15/2033*	93,000	98,367
Liberty Utilities Finance GP 1
2.05%, 09/15/2030*	52,000	42,532
Metropolitan Edison Co.
5.20%, 04/01/2028*	82,000	81,926

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Monongahela Power Co.
5.85%, 02/15/2034*	$ 295,000	$ 300,275
Narragansett Electric Co.
5.35%, 05/01/2034*	41,000	40,518
National Rural Utilities Cooperative Finance Corp.
5.10%, 05/06/2027	14,000	13,998
5.80%, 01/15/2033	207,000	212,727
New York State Electric & Gas Corp.
5.85%, 08/15/2033*	63,000	64,002
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	195,000	166,252
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	32,000	32,069
NextEra Energy Operating Partners LP
7.25%, 01/15/2029*	45,000	46,146
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	675,000	655,923
NRG Energy, Inc.
3.63%, 02/15/2031*	75,000	64,320
NSTAR Electric Co.
5.40%, 06/01/2034	380,000	380,340
Oglethorpe Power Corp.
4.50%, 04/01/2047	330,000	268,456
5.80%, 06/01/2054*	55,000	53,811
Ohio Edison Co.
5.50%, 01/15/2033*	355,000	352,870
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	48,000	44,727
5.65%, 11/15/2033	435,000	446,216
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,255,000	1,034,518
3.95%, 12/01/2047	105,000	75,192
4.30%, 03/15/2045	79,000	60,726
4.40%, 03/01/2032	245,000	224,059
4.50%, 07/01/2040	40,000	32,942
4.55%, 07/01/2030	175,000	165,838
4.95%, 06/08/2025	50,000	49,559
5.25%, 03/01/2052	271,000	232,324
5.45%, 06/15/2027	84,000	84,043
6.10%, 01/15/2029	810,000	829,008
6.15%, 01/15/2033	810,000	822,859
6.40%, 06/15/2033	520,000	537,056
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	35,000	32,397
Public Service Co. of Colorado
2.70%, 01/15/2051	143,000	84,422
3.70%, 06/15/2028	104,000	98,768
4.10%, 06/15/2048	43,000	32,892
Public Service Co. of Oklahoma
2.20%, 08/15/2031	75,000	60,606
Public Service Electric & Gas Co.
5.45%, 03/01/2054	290,000	285,945
Public Service Enterprise Group, Inc.
5.20%, 04/01/2029	180,000	179,488
5.45%, 04/01/2034	110,000	109,029
6.13%, 10/15/2033	480,000	498,709
Puget Energy, Inc.
2.38%, 06/15/2028	520,000	464,111
3.65%, 05/15/2025	1,840,000	1,803,795
Security Description	Shares or Principal Amount	Value

Electric (continued)
Puget Sound Energy, Inc.
5.69%, 06/15/2054	$ 36,000	$ 35,622
RWE Finance US LLC
6.25%, 04/16/2054*	150,000	148,117
Southern California Edison Co.
2.75%, 02/01/2032	320,000	269,889
4.88%, 02/01/2027	50,000	49,629
5.15%, 06/01/2029	280,000	279,737
5.20%, 06/01/2034	940,000	917,859
5.45%, 06/01/2031	110,000	110,786
5.75%, 04/15/2054	150,000	146,799
5.85%, 11/01/2027	50,000	50,973
5.88%, 12/01/2053	330,000	329,195
5.95%, 11/01/2032	160,000	165,341
Southern Co.
3.70%, 04/30/2030	81,000	74,677
5.20%, 06/15/2033	255,000	250,350
Southwestern Electric Power Co.
5.30%, 04/01/2033	715,000	692,749
Termocandelaria Power, Ltd.
7.88%, 01/30/2029	140,000	139,825
Union Electric Co.
3.90%, 04/01/2052	37,000	28,306
Virginia Electric & Power Co.
2.45%, 12/15/2050	159,000	89,081
5.00%, 04/01/2033	605,000	588,934
5.00%, 01/15/2034	525,000	510,288
5.35%, 01/15/2054	95,000	89,633
Vistra Operations Co. LLC
5.00%, 07/31/2027*	45,000	43,530
Wisconsin Power & Light Co.
5.38%, 03/30/2034	180,000	178,812
Xcel Energy, Inc.
4.60%, 06/01/2032	335,000	313,244
		29,811,047
Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	44,000	41,642
Electronics — 0.1%
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	62,000	61,851
5.60%, 05/29/2034	26,000	26,013
Amphenol Corp.
5.05%, 04/05/2029	38,000	38,114
5.25%, 04/05/2034	23,000	22,928
EquipmentShare.com, Inc.
8.63%, 05/15/2032*	20,000	20,738
Honeywell International, Inc.
1.75%, 09/01/2031	62,000	50,252
4.25%, 01/15/2029	49,000	47,959
4.95%, 09/01/2031	44,000	44,050
5.35%, 03/01/2064	54,000	52,401
Imola Merger Corp.
4.75%, 05/15/2029*	30,000	28,045
TD Synnex Corp.
6.10%, 04/12/2034	15,000	15,042
Trimble, Inc.
4.90%, 06/15/2028	32,000	31,574
6.10%, 03/15/2033	33,000	34,172
TTM Technologies, Inc.
4.00%, 03/01/2029*	40,000	36,703

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electronics (continued)
Vontier Corp.
2.95%, 04/01/2031	$ 97,000	$ 80,671
		590,513
Energy-Alternate Sources — 0.1%
Energo-Pro AS
8.50%, 02/04/2027*	580,000	577,436
Greenko Power II, Ltd.
4.30%, 12/13/2028	307,962	280,526
		857,962
Engineering & Construction — 0.2%
International Airport Finance SA
12.00%, 03/15/2033*	904,751	959,579
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	26,000	25,986
6.35%, 08/18/2028	33,000	34,041
MasTec, Inc.
5.90%, 06/15/2029	40,000	40,168
VM Consolidated, Inc.
5.50%, 04/15/2029*	35,000	33,379
		1,093,153
Entertainment — 0.2%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	15,000	13,752
6.50%, 02/15/2032*	4,000	4,020
Ontario Gaming GTA LP
8.00%, 08/01/2030*	20,000	20,525
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	35,000	33,071
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	350,000	323,222
4.28%, 03/15/2032	410,000	357,859
5.05%, 03/15/2042	244,000	198,472
5.14%, 03/15/2052	150,000	116,791
5.39%, 03/15/2062	19,000	14,829
		1,082,541
Environmental Control — 0.4%
Clean Harbors, Inc.
4.88%, 07/15/2027*	1,175,000	1,137,327
Covanta Holding Corp.
5.00%, 09/01/2030	30,000	27,114
Enviri Corp.
5.75%, 07/31/2027*	46,000	43,725
Republic Services, Inc.
1.45%, 02/15/2031	85,000	67,396
5.00%, 11/15/2029	75,000	74,708
5.00%, 04/01/2034	37,000	36,215
5.20%, 11/15/2034	265,000	263,071
Veralto Corp.
5.35%, 09/18/2028*	520,000	522,174
Waste Connections, Inc.
2.20%, 01/15/2032	98,000	79,822
Waste Management, Inc.
4.88%, 02/15/2034	54,000	52,934
4.95%, 07/03/2027	61,000	60,906
		2,365,392
Security Description	Shares or Principal Amount	Value

Food — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 02/15/2028*	$ 40,000	$ 40,190
C&S Group Enterprises LLC
5.00%, 12/15/2028*	72,000	51,814
Cencosud SA
5.95%, 05/28/2031*	205,000	205,867
Conagra Brands, Inc.
7.00%, 10/01/2028	96,000	102,120
Hormel Foods Corp.
4.80%, 03/30/2027	58,000	57,776
J.M. Smucker Co.
5.90%, 11/15/2028	39,000	40,170
6.50%, 11/15/2043	23,000	24,202
Kraft Heinz Foods Co.
4.38%, 06/01/2046	150,000	121,992
4.88%, 10/01/2049	37,000	32,249
Kroger Co.
3.88%, 10/15/2046	18,000	13,562
Mars, Inc.
4.65%, 04/20/2031*	83,000	80,880
Minerva Luxembourg SA
4.38%, 03/18/2031	410,000	338,219
8.88%, 09/13/2033	200,000	206,550
NBM US Holdings, Inc.
7.00%, 05/14/2026*	345,000	345,223
Performance Food Group, Inc.
5.50%, 10/15/2027*	29,000	28,365
Smithfield Foods, Inc.
4.25%, 02/01/2027*	66,000	63,535
5.20%, 04/01/2029*	62,000	60,113
Sysco Corp.
4.45%, 03/15/2048	147,000	122,152
4.50%, 04/01/2046	82,000	69,055
5.95%, 04/01/2030	20,000	20,814
6.60%, 04/01/2050	32,000	35,616
Tyson Foods, Inc.
5.40%, 03/15/2029	70,000	70,092
5.70%, 03/15/2034	255,000	254,015
		2,384,571
Forest Products & Paper — 0.0%
Georgia-Pacific LLC
0.95%, 05/15/2026*	221,000	204,572
Glatfelter Corp.
4.75%, 11/15/2029*	40,000	33,062
Suzano Austria GmbH
3.75%, 01/15/2031	120,000	104,554
		342,188
Gas — 0.5%
Atmos Energy Corp.
5.75%, 10/15/2052	16,000	16,188
Brooklyn Union Gas Co.
6.39%, 09/15/2033*	420,000	429,043
KeySpan Gas East Corp.
5.99%, 03/06/2033*	359,000	361,422
NiSource, Inc.
3.49%, 05/15/2027	270,000	257,594
3.60%, 05/01/2030	249,000	228,499
5.35%, 04/01/2034	435,000	426,640
5.40%, 06/30/2033	265,000	262,291

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Gas (continued)
Southern California Gas Co.
5.20%, 06/01/2033	$ 415,000	$ 409,741
5.60%, 04/01/2054	1,003,000	984,530
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	130,000	133,215
		3,509,163
Hand/Machine Tools — 0.2%
Regal Rexnord Corp.
6.05%, 04/15/2028	945,000	956,353
6.30%, 02/15/2030	330,000	337,374
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	143,000	129,790
		1,423,517
Healthcare-Products — 0.3%
Agilent Technologies, Inc.
2.30%, 03/12/2031	106,000	88,380
Alcon Finance Corp.
2.75%, 09/23/2026*	270,000	255,415
3.00%, 09/23/2029*	360,000	325,821
5.38%, 12/06/2032*	200,000	200,391
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	100,000	101,315
Medline Borrower LP
3.88%, 04/01/2029*	32,000	29,469
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	10,000	10,113
Smith & Nephew PLC
5.40%, 03/20/2034	220,000	216,594
Solventum Corp.
5.40%, 03/01/2029*	625,000	623,093
5.45%, 03/13/2031*	150,000	148,116
STERIS PLC
3.75%, 03/15/2051	154,000	112,549
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029	38,000	38,087
		2,149,343
Healthcare-Services — 0.9%
Centene Corp.
2.45%, 07/15/2028	170,000	150,931
4.63%, 12/15/2029	870,000	822,868
CommonSpirit Health
3.35%, 10/01/2029	350,000	321,266
Concentra Escrow Issuer Corp.
6.88%, 07/15/2032*	17,000	17,224
Elevance Health, Inc.
2.88%, 09/15/2029	56,000	50,407
5.38%, 06/15/2034	585,000	587,779
6.10%, 10/15/2052	28,000	29,348
HCA, Inc.
3.38%, 03/15/2029	30,000	27,576
3.50%, 09/01/2030	62,000	55,926
3.50%, 07/15/2051	80,000	53,470
4.63%, 03/15/2052	79,000	63,776
5.25%, 06/15/2049	38,000	33,869
5.45%, 04/01/2031	43,000	42,969
5.60%, 04/01/2034	925,000	919,423
Humana, Inc.
1.35%, 02/03/2027	74,000	67,052
5.38%, 04/15/2031	235,000	233,752
5.50%, 03/15/2053	19,000	17,642
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
5.75%, 04/15/2054	$ 25,000	$ 24,090
5.88%, 03/01/2033	24,000	24,414
Icon Investments Six DAC
5.81%, 05/08/2027	200,000	202,004
Kaiser Foundation Hospitals
2.81%, 06/01/2041	195,000	140,986
3.00%, 06/01/2051	285,000	189,953
Roche Holdings, Inc.
5.49%, 11/13/2030*	200,000	205,808
Select Medical Corp.
6.25%, 08/15/2026*	29,000	29,143
UnitedHealth Group, Inc.
1.25%, 01/15/2026	108,000	101,760
2.75%, 05/15/2040	430,000	308,954
3.50%, 08/15/2039	285,000	230,267
4.75%, 05/15/2052	50,000	44,268
4.95%, 05/15/2062	136,000	121,010
5.25%, 02/15/2028	50,000	50,651
5.38%, 04/15/2054	580,000	563,437
6.05%, 02/15/2063	55,000	57,877
		5,789,900
Home Builders — 0.0%
Mattamy Group Corp.
4.63%, 03/01/2030*	25,000	23,109
5.25%, 12/15/2027*	14,000	13,603
		36,712
Insurance — 1.1%
Allstate Corp.
5.05%, 06/24/2029	63,000	62,711
Americo Life, Inc.
3.45%, 04/15/2031*	60,000	47,844
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/2027	115,000	107,881
5.35%, 02/28/2033	215,000	213,553
Aon North America, Inc.
5.30%, 03/01/2031	80,000	79,768
5.45%, 03/01/2034	675,000	672,035
5.75%, 03/01/2054	52,000	50,859
Arthur J Gallagher & Co.
5.75%, 03/02/2053	34,000	32,966
5.75%, 07/15/2054	19,000	18,450
6.75%, 02/15/2054	25,000	27,525
Athene Global Funding
1.73%, 10/02/2026*	128,000	117,601
2.65%, 10/04/2031*	1,890,000	1,553,074
Athene Holding, Ltd.
3.45%, 05/15/2052	25,000	15,977
5.88%, 01/15/2034	420,000	415,581
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	14,000	14,163
Enstar Group, Ltd.
3.10%, 09/01/2031	72,000	59,523
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	99,000	91,015
1.80%, 03/08/2028*	860,000	761,372
Equitable Holdings, Inc.
4.35%, 04/20/2028	125,000	120,832
F&G Global Funding
2.30%, 04/11/2027*	106,000	95,909

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
GA Global Funding Trust
5.50%, 01/08/2029*	$ 150,000	$ 150,001
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031*	30,000	29,776
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	33,000	34,415
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	146,000	90,892
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	340,000	315,873
Metropolitan Life Global Funding I
2.40%, 01/11/2032*	750,000	616,710
5.15%, 03/28/2033*	230,000	227,143
New York Life Global Funding
4.85%, 01/09/2028*	36,000	35,747
Northwestern Mutual Global Funding
4.35%, 09/15/2027*	44,000	43,025
Ohio National Financial Services, Inc.
6.80%, 01/24/2030*	200,000	195,502
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	20,000	20,229
Protective Life Global Funding
5.22%, 06/12/2029*	330,000	329,469
Prudential Financial, Inc.
5.70%, 09/15/2048	48,000	47,094
Prudential Funding Asia PLC
3.13%, 04/14/2030	24,000	21,502
Reinsurance Group of America, Inc.
5.75%, 09/15/2034	350,000	348,730
Ryan Specialty LLC
4.38%, 02/01/2030*	16,000	14,819
SBL Holdings, Inc.
5.00%, 02/18/2031*	68,000	59,580
Willis North America, Inc.
4.65%, 06/15/2027	86,000	84,496
5.90%, 03/05/2054	69,000	66,864
		7,290,506
Internet — 0.4%
Amazon.com, Inc.
3.30%, 04/13/2027	61,000	58,495
3.60%, 04/13/2032	25,000	22,960
4.10%, 04/13/2062	102,000	81,470
4.65%, 12/01/2029	43,000	42,841
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	17,000	16,840
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
7.00%, 06/15/2027*	7,000	6,927
Expedia Group, Inc.
2.95%, 03/15/2031	28,000	24,207
Gen Digital, Inc.
5.00%, 04/15/2025*	505,000	501,514
6.75%, 09/30/2027*	523,000	529,635
7.13%, 09/30/2030*	11,000	11,272
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	938,000	918,426
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	31,000	28,092
Security Description	Shares or Principal Amount	Value

Internet (continued)
ION Trading Technologies SARL
5.75%, 05/15/2028*	$ 200,000	$ 182,753
Prosus NV
4.99%, 01/19/2052	200,000	156,843
		2,582,275
Investment Companies — 0.1%
Gaci First Investment Co.
5.38%, 01/29/2054	200,000	177,420
New Mountain Finance Corp.
6.88%, 02/01/2029	190,000	185,495
		362,915
Iron/Steel — 0.0%
ArcelorMittal SA
6.35%, 06/17/2054	69,000	67,013
ATI, Inc.
4.88%, 10/01/2029	18,000	16,826
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*	20,000	18,926
6.25%, 10/01/2040	6,000	5,005
Mineral Resources, Ltd.
8.00%, 11/01/2027*	15,000	15,346
8.13%, 05/01/2027*	2,000	2,016
8.50%, 05/01/2030*	20,000	20,705
9.25%, 10/01/2028*	29,000	30,437
Nucor Corp.
4.30%, 05/23/2027	55,000	53,802
Steel Dynamics, Inc.
5.38%, 08/15/2034	29,000	28,504
		258,580
Leisure Time — 0.0%
Carnival Corp.
5.75%, 03/01/2027*	87,000	85,949
6.00%, 05/01/2029*	12,000	11,854
NCL Corp., Ltd.
5.88%, 03/15/2026*	42,000	41,522
7.75%, 02/15/2029*	32,000	33,271
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	43,000	41,615
		214,211
Lodging — 0.1%
Choice Hotels International, Inc.
5.85%, 08/01/2034	34,000	33,511
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	35,000	30,984
5.00%, 06/01/2029*	20,000	18,649
Las Vegas Sands Corp.
6.20%, 08/15/2034	125,000	125,245
Marriott International, Inc.
2.85%, 04/15/2031	78,000	66,803
3.50%, 10/15/2032	101,000	87,445
Station Casinos LLC
6.63%, 03/15/2032*	20,000	19,902
Travel & Leisure Co.
4.50%, 12/01/2029*	10,000	9,213
6.00%, 04/01/2027	22,000	21,953
		413,705

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	$ 47,000	$ 43,396
4.80%, 01/06/2026	58,000	57,716
4.85%, 02/27/2029	40,000	40,009
5.00%, 05/14/2027	21,000	21,013
5.40%, 03/10/2025	75,000	75,020
		237,154
Machinery-Diversified — 0.2%
AGCO Corp.
5.45%, 03/21/2027	105,000	105,250
5.80%, 03/21/2034	115,000	114,551
CNH Industrial Capital LLC
5.50%, 01/12/2029	61,000	61,648
Ingersoll Rand, Inc.
5.18%, 06/15/2029	41,000	40,998
5.70%, 08/14/2033	210,000	214,684
John Deere Capital Corp.
3.40%, 06/06/2025	85,000	83,448
4.75%, 01/20/2028	27,000	26,885
4.90%, 06/11/2027	41,000	40,903
4.95%, 07/14/2028	33,000	33,035
5.10%, 04/11/2034	59,000	58,832
nVent Finance SARL
2.75%, 11/15/2031	77,000	63,368
Otis Worldwide Corp.
2.57%, 02/15/2030	565,000	495,891
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	124,000	124,682
		1,464,175
Media — 1.2%
Belo Corp.
7.75%, 06/01/2027	52,000	53,362
Cable One, Inc.
4.00%, 11/15/2030*	40,000	29,854
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	9,000	7,619
5.00%, 02/01/2028*	36,000	33,656
6.38%, 09/01/2029*	15,000	14,258
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	61,000	40,969
3.50%, 03/01/2042	137,000	91,144
3.70%, 04/01/2051	200,000	121,618
3.75%, 02/15/2028	90,000	83,647
3.85%, 04/01/2061	259,000	151,235
4.80%, 03/01/2050	61,000	44,749
5.05%, 03/30/2029	190,000	182,722
5.38%, 05/01/2047	895,000	715,021
6.10%, 06/01/2029	46,000	46,150
6.38%, 10/23/2035	27,000	26,325
6.48%, 10/23/2045	815,000	744,405
6.55%, 06/01/2034	1,220,000	1,220,406
Comcast Corp.
2.89%, 11/01/2051	165,000	102,942
3.20%, 07/15/2036	895,000	723,173
3.25%, 11/01/2039	320,000	246,262
3.40%, 04/01/2030	32,000	29,417
4.15%, 10/15/2028	58,000	56,149
Security Description	Shares or Principal Amount	Value

Media (continued)
4.60%, 10/15/2038	$ 72,000	$ 65,543
5.50%, 05/15/2064	135,000	129,891
5.65%, 06/01/2054	195,000	194,668
7.05%, 03/15/2033	179,000	200,206
Cox Communications, Inc.
2.60%, 06/15/2031*	390,000	322,129
3.15%, 08/15/2024*	304,000	302,844
5.45%, 09/15/2028*	47,000	47,237
CSC Holdings LLC
5.75%, 01/15/2030*	200,000	75,490
Discovery Communications LLC
3.63%, 05/15/2030	71,000	62,476
3.95%, 06/15/2025	509,000	500,100
Fox Corp.
5.58%, 01/25/2049	50,000	45,906
Paramount Global
4.38%, 03/15/2043	150,000	99,444
4.60%, 01/15/2045	24,000	16,025
4.85%, 07/01/2042	53,000	37,960
5.25%, 04/01/2044	545,000	396,918
5.85%, 09/01/2043	163,000	128,183
6.38%, 03/30/2062	20,000	17,663
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	40,000	36,134
Time Warner Cable LLC
6.55%, 05/01/2037	85,000	80,495
Univision Communications, Inc.
6.63%, 06/01/2027*	35,000	33,507
7.38%, 06/30/2030*	17,000	15,813
		7,573,715
Mining — 0.4%
Anglo American Capital PLC
5.75%, 04/05/2034*	350,000	349,276
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	50,000	44,686
Glencore Funding LLC
5.37%, 04/04/2029*	655,000	651,959
5.63%, 04/04/2034*	725,000	713,869
6.38%, 10/06/2030*	635,000	661,866
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	16,000	15,922
Newmont Corp./Newcrest Finance Pty., Ltd.
5.30%, 03/15/2026*	28,000	27,991
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	385,000	408,017
South32 Treasury, Ltd.
4.35%, 04/14/2032*	85,000	76,781
		2,950,367
Multi-National — 0.0%
European Bank for Reconstruction & Development
1.50%, 02/13/2025	165,000	161,121
International Bank for Reconstruction & Development
3.13%, 11/20/2025	118,000	115,048
		276,169
Oil & Gas — 2.1%
Aker BP ASA
2.00%, 07/15/2026*	209,000	194,448
3.10%, 07/15/2031*	300,000	255,221
6.00%, 06/13/2033*	350,000	353,599

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Antero Resources Corp.
5.38%, 03/01/2030*	$ 20,000	$ 19,355
Apache Corp.
4.38%, 10/15/2028	37,000	35,045
5.35%, 07/01/2049	145,000	121,394
6.00%, 01/15/2037	33,000	32,742
Baytex Energy Corp.
7.38%, 03/15/2032*	20,000	20,324
BP Capital Markets America, Inc.
2.94%, 06/04/2051	255,000	161,883
3.00%, 02/24/2050	65,000	42,303
3.54%, 04/06/2027	124,000	119,239
4.81%, 02/13/2033	840,000	814,339
4.89%, 09/11/2033	321,000	312,142
4.99%, 04/10/2034	260,000	254,358
5.23%, 11/17/2034	280,000	277,905
Cenovus Energy, Inc.
2.65%, 01/15/2032	75,000	62,031
Chevron Corp.
2.24%, 05/11/2030	109,000	94,348
Chevron USA, Inc.
4.20%, 10/15/2049	49,000	40,602
Civitas Resources, Inc.
8.38%, 07/01/2028*	10,000	10,478
8.63%, 11/01/2030*	3,000	3,217
8.75%, 07/01/2031*	30,000	32,128
Comstock Resources, Inc.
5.88%, 01/15/2030*	40,000	37,221
6.75%, 03/01/2029*	4,000	3,876
ConocoPhillips Co.
3.80%, 03/15/2052	78,000	58,222
4.03%, 03/15/2062	280,000	210,130
5.05%, 09/15/2033	230,000	227,975
5.30%, 05/15/2053	65,000	61,696
5.55%, 03/15/2054	65,000	63,965
5.70%, 09/15/2063	530,000	526,595
Crescent Energy Finance LLC
7.38%, 01/15/2033*	15,000	15,032
7.63%, 04/01/2032*	20,000	20,384
9.25%, 02/15/2028*	9,000	9,509
Diamondback Energy, Inc.
4.40%, 03/24/2051	74,000	59,108
5.40%, 04/18/2034	100,000	99,005
5.90%, 04/18/2064	133,000	128,383
6.25%, 03/15/2033	240,000	251,017
6.25%, 03/15/2053	96,000	98,797
Earthstone Energy Holdings LLC
9.88%, 07/15/2031*	15,000	16,604
Ecopetrol SA
4.63%, 11/02/2031	800,000	654,761
4.63%, 11/02/2031	145,000	118,648
8.38%, 01/19/2036	1,250,000	1,227,808
8.63%, 01/19/2029	390,000	410,501
Empresa Nacional del Petroleo
5.25%, 11/06/2029	200,000	195,354
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	175,000	148,295
8.50%, 09/30/2033*	240,000	226,800
Eni SpA
5.50%, 05/15/2034*	760,000	753,008
EQT Corp.
3.63%, 05/15/2031*	133,000	117,332
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Hess Corp.
7.13%, 03/15/2033	$ 539,000	$ 605,002
7.30%, 08/15/2031	440,000	490,468
HF Sinclair Corp.
5.00%, 02/01/2028*	73,000	70,722
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	42,000	40,086
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	460,000	430,021
Marathon Oil Corp.
5.30%, 04/01/2029	66,000	66,271
6.60%, 10/01/2037	50,000	54,172
Nabors Industries, Inc.
7.38%, 05/15/2027*	20,000	20,344
9.13%, 01/31/2030*	10,000	10,359
Nabors Industries, Ltd.
7.50%, 01/15/2028*	10,000	9,542
Occidental Petroleum Corp.
4.40%, 04/15/2046	13,000	10,203
6.13%, 01/01/2031	62,000	63,459
6.38%, 09/01/2028	60,000	61,911
Ovintiv, Inc.
6.63%, 08/15/2037	330,000	343,540
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	125,000	121,487
7.15%, 10/01/2033	210,000	222,434
Permian Resources Operating LLC
8.00%, 04/15/2027*	10,000	10,224
Petroleos Mexicanos
6.38%, 01/23/2045	60,000	38,898
Phillips 66 Co.
5.30%, 06/30/2033	520,000	513,832
Pioneer Natural Resources Co.
5.10%, 03/29/2026	36,000	35,920
Shell International Finance BV
2.88%, 11/26/2041	195,000	138,969
3.00%, 11/26/2051	245,000	160,406
3.25%, 04/06/2050	475,000	329,761
Southwestern Energy Co.
5.38%, 02/01/2029	20,000	19,440
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	47,000	46,508
Talos Production, Inc.
9.00%, 02/01/2029*	5,000	5,248
9.38%, 02/01/2031*	25,000	26,395
TotalEnergies Capital SA
5.64%, 04/05/2064	494,000	489,155
Valaris, Ltd.
8.38%, 04/30/2030*	28,000	28,987
Vital Energy, Inc.
7.88%, 04/15/2032*	17,000	17,282
		13,478,173
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	15,000	14,856
6.88%, 04/01/2027*	10,000	10,040
Halliburton Co.
4.75%, 08/01/2043	50,000	43,975
Kodiak Gas Services LLC
7.25%, 02/15/2029*	5,000	5,125

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas Services (continued)
Schlumberger Holdings Corp.
5.00%, 11/15/2029*	$ 125,000	$ 124,062
		198,058
Packaging & Containers — 0.3%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	42,000	35,292
Ball Corp.
6.00%, 06/15/2029	1,355,000	1,362,279
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030*	35,000	34,253
Crown Americas LLC
5.25%, 04/01/2030	29,000	28,053
LABL, Inc.
5.88%, 11/01/2028*	24,000	21,885
9.50%, 11/01/2028*	12,000	12,095
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	20,000	20,023
Packaging Corp. of America
5.70%, 12/01/2033	61,000	61,962
Sonoco Products Co.
1.80%, 02/01/2025	211,000	205,949
		1,781,791
Pharmaceuticals — 0.7%
AbbVie, Inc.
4.05%, 11/21/2039	115,000	99,889
4.25%, 11/21/2049	94,000	78,335
4.95%, 03/15/2031	280,000	279,272
5.40%, 03/15/2054	105,000	103,826
5.50%, 03/15/2064	36,000	35,539
Astrazeneca Finance LLC
4.85%, 02/26/2029	79,000	78,842
4.88%, 03/03/2028	73,000	72,896
4.90%, 03/03/2030	77,000	77,301
Becton Dickinson & Co.
4.30%, 08/22/2032	31,000	29,054
4.69%, 02/13/2028	73,000	71,957
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	50,000	43,265
3.25%, 08/01/2042	24,000	17,807
5.55%, 02/22/2054	270,000	266,188
5.65%, 02/22/2064	35,000	34,190
5.75%, 02/01/2031	73,000	75,791
6.40%, 11/15/2063	44,000	47,766
Cardinal Health, Inc.
4.60%, 03/15/2043	125,000	106,188
5.13%, 02/15/2029	31,000	30,926
Cencora, Inc.
4.30%, 12/15/2047	44,000	36,336
5.13%, 02/15/2034	79,000	77,564
Cigna Group
2.40%, 03/15/2030	33,000	28,551
3.40%, 03/15/2050	109,000	74,328
3.88%, 10/15/2047	29,000	21,878
5.00%, 05/15/2029	785,000	781,775
CVS Health Corp.
2.70%, 08/21/2040	655,000	435,190
4.78%, 03/25/2038	162,000	144,636
5.05%, 03/25/2048	355,000	305,871
5.13%, 07/20/2045	55,000	48,403
5.55%, 06/01/2031	64,000	64,056
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
6.00%, 06/01/2063	$ 31,000	$ 29,683
Eli Lilly & Co.
4.70%, 02/27/2033	48,000	47,172
5.10%, 02/09/2064	62,000	59,216
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	45,000	31,177
12.25%, 04/15/2029*	15,000	14,951
Johnson & Johnson
4.80%, 06/01/2029	49,000	49,373
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	56,000	54,562
5.11%, 05/19/2043	39,000	37,081
5.30%, 05/19/2053	57,000	54,978
5.34%, 05/19/2063	99,000	93,447
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	89,000	85,353
Viatris, Inc.
3.85%, 06/22/2040	64,000	46,733
4.00%, 06/22/2050	152,000	102,293
Zoetis, Inc.
5.60%, 11/16/2032	32,000	32,729
		4,306,368
Pipelines — 1.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	29,000	28,509
Cheniere Energy Partners LP
4.50%, 10/01/2029	240,000	228,634
Columbia Pipelines Holding Co. LLC
5.68%, 01/15/2034*	380,000	373,884
6.04%, 08/15/2028*	345,000	352,836
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	385,000	393,260
6.04%, 11/15/2033*	445,000	454,753
6.54%, 11/15/2053*	145,000	152,785
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/2029*	25,000	25,727
Eastern Energy Gas Holdings LLC
2.50%, 11/15/2024	615,000	607,772
EIG Pearl Holdings SARL
3.55%, 08/31/2036*	595,000	511,057
Enbridge, Inc.
2.50%, 08/01/2033	155,000	123,008
5.30%, 04/05/2029	305,000	305,492
5.63%, 04/05/2034	575,000	574,054
5.70%, 03/08/2033	995,000	1,002,825
Energy Transfer LP
4.95%, 05/15/2028	47,000	46,288
5.15%, 02/01/2043	64,000	56,012
5.25%, 07/01/2029	210,000	208,694
5.40%, 10/01/2047	50,000	44,729
6.05%, 09/01/2054	45,000	44,375
6.40%, 12/01/2030	683,000	718,188
EnLink Midstream Partners LP FRS
9.71%, (TSFR3M+4.37%), 08/02/2024(2)	78,000	77,336
Enterprise Products Operating LLC
3.70%, 01/31/2051	19,000	14,007
EQM Midstream Partners LP
5.50%, 07/15/2028	6,000	5,908
7.50%, 06/01/2027*	3,000	3,064

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
7.50%, 06/01/2030*	$ 15,000	$ 16,008
Galaxy Pipeline Assets Bidco, Ltd.
2.63%, 03/31/2036*	420,000	341,251
2.94%, 09/30/2040*	183,156	146,364
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	5,000	5,048
8.00%, 01/15/2027	27,000	27,606
8.25%, 01/15/2029	15,000	15,485
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	139,000	130,765
Greensaif Pipelines Bidco SARL
6.13%, 02/23/2038*	375,000	381,118
Harvest Midstream I LP
7.50%, 09/01/2028*	25,000	25,400
7.50%, 05/15/2032*	25,000	25,384
Hess Midstream Operations LP
4.25%, 02/15/2030*	110,000	100,970
6.50%, 06/01/2029*	805,000	816,079
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032*	15,000	15,233
8.88%, 07/15/2028*	15,000	15,872
ITT Holdings LLC
6.50%, 08/01/2029*	65,000	58,890
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	44,000	40,645
MPLX LP
5.50%, 06/01/2034	824,000	811,479
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	6,000	6,113
8.38%, 02/15/2032*	25,000	25,385
Northern Natural Gas Co.
5.63%, 02/01/2054*	21,000	20,562
NuStar Logistics LP
6.38%, 10/01/2030	22,000	22,371
ONEOK Partners LP
6.65%, 10/01/2036	155,000	163,801
ONEOK, Inc.
6.10%, 11/15/2032	460,000	475,423
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	39,000	30,765
6.65%, 01/15/2037	61,000	64,148
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	35,000	35,820
Targa Resources Corp.
6.13%, 03/15/2033	160,000	164,318
6.15%, 03/01/2029	125,000	129,026
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	335,000	301,814
5.50%, 03/01/2030	38,000	37,767
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	34,000	30,965
Williams Cos., Inc.
5.75%, 06/24/2044	79,000	77,347
		10,912,419
Private Equity — 0.1%
Brookfield Finance, Inc.
5.68%, 01/15/2035	715,000	707,348
Security Description	Shares or Principal Amount	Value

Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	$ 35,000	$ 34,742
8.88%, 09/01/2031*	2,000	2,104
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	18,000	18,954
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	50,000	42,779
		98,579
REITS — 0.8%
American Tower Corp.
1.45%, 09/15/2026	320,000	293,630
2.30%, 09/15/2031	64,000	52,215
2.70%, 04/15/2031	180,000	152,232
3.80%, 08/15/2029	110,000	102,244
5.20%, 02/15/2029	60,000	59,793
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	52,000	43,593
Brandywine Operating Partnership LP
8.88%, 04/12/2029	205,000	213,534
Crown Castle, Inc.
4.80%, 09/01/2028	730,000	714,581
5.00%, 01/11/2028	660,000	651,910
5.20%, 02/15/2049	25,000	22,655
5.60%, 06/01/2029	294,000	296,510
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	170,000	167,497
5.75%, 06/01/2028	75,000	75,041
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	70,000	66,006
Host Hotels & Resorts LP
3.50%, 09/15/2030	45,000	39,765
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	24,000	22,731
LXP Industrial Trust
2.38%, 10/01/2031	37,000	29,478
National Health Investors, Inc.
3.00%, 02/01/2031	50,000	40,847
NNN REIT, Inc.
5.50%, 06/15/2034	60,000	59,438
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	113,000	91,341
3.38%, 02/01/2031	56,000	47,828
Piedmont Operating Partnership LP
6.88%, 07/15/2029	430,000	424,835
Public Storage Operating Co.
5.35%, 08/01/2053	19,000	18,326
SBA Tower Trust
2.84%, 01/15/2050*	550,000	540,340
Service Properties Trust
4.38%, 02/15/2030	40,000	28,253
5.50%, 12/15/2027	19,000	17,650
8.38%, 06/15/2029	10,000	9,830
8.88%, 06/15/2032	5,000	4,664
VICI Properties LP
4.95%, 02/15/2030	726,000	700,401
Weyerhaeuser Co.
4.00%, 03/09/2052	33,000	24,891
4.75%, 05/15/2026	68,000	67,217
		5,079,276

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail — 0.4%
AutoZone, Inc.
4.75%, 08/01/2032	$ 190,000	$ 182,408
4.75%, 02/01/2033	335,000	319,877
5.10%, 07/15/2029	20,000	19,917
5.40%, 07/15/2034	75,000	74,172
6.55%, 11/01/2033	305,000	327,456
Brinker International, Inc.
5.00%, 10/01/2024*	20,000	19,928
CEC Entertainment LLC
6.75%, 05/01/2026*	50,000	49,595
Costco Wholesale Corp.
1.60%, 04/20/2030	42,000	35,303
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	35,000	30,735
FirstCash, Inc.
4.63%, 09/01/2028*	331,000	311,034
5.63%, 01/01/2030*	8,000	7,577
6.88%, 03/01/2032*	10,000	9,999
Genuine Parts Co.
6.50%, 11/01/2028	62,000	64,980
Home Depot, Inc.
4.90%, 04/15/2029	39,000	39,067
5.15%, 06/25/2026	29,000	29,024
5.30%, 06/25/2054	80,000	78,108
Kohl's Corp.
4.63%, 05/01/2031	46,000	38,480
5.55%, 07/17/2045	44,000	29,996
LBM Acquisition LLC
6.25%, 01/15/2029*	50,000	44,194
Lowe's Cos., Inc.
4.45%, 04/01/2062	32,000	24,877
McDonald's Corp.
3.63%, 09/01/2049	80,000	57,988
4.80%, 08/14/2028	120,000	119,268
5.45%, 08/14/2053	58,000	56,021
Murphy Oil USA, Inc.
3.75%, 02/15/2031*	15,000	13,209
4.75%, 09/15/2029	16,000	15,155
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	50,000	47,633
4.70%, 06/15/2032	295,000	284,714
5.75%, 11/20/2026	38,000	38,353
Park River Holdings, Inc.
6.75%, 08/01/2029*	40,000	32,870
Raising Cane's Restaurants LLC
9.38%, 05/01/2029*	21,000	22,681
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*	23,000	22,598
		2,447,217
Semiconductors — 0.4%
Applied Materials, Inc.
4.80%, 06/15/2029	29,000	28,957
Broadcom, Inc.
2.45%, 02/15/2031*	122,000	102,738
3.19%, 11/15/2036*	103,000	81,511
Entegris, Inc.
5.95%, 06/15/2030*	35,000	34,652
Foundry JV Holdco LLC
6.15%, 01/25/2032*	775,000	790,007
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Intel Corp.
3.10%, 02/15/2060	$ 135,000	$ 81,673
5.15%, 02/21/2034	330,000	325,881
5.60%, 02/21/2054	17,000	16,472
5.70%, 02/10/2053	50,000	49,144
5.90%, 02/10/2063	365,000	364,231
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	105,000	99,282
Qorvo, Inc.
3.38%, 04/01/2031*	630,000	540,028
QUALCOMM, Inc.
6.00%, 05/20/2053	27,000	29,128
Texas Instruments, Inc.
4.60%, 02/15/2028	46,000	45,615
5.05%, 05/18/2063	52,000	48,325
		2,637,644
Software — 0.7%
Adobe, Inc.
4.85%, 04/04/2027	27,000	27,006
Capstone Borrower, Inc.
8.00%, 06/15/2030*	30,000	30,981
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029*	7,000	7,107
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	25,000	24,876
Cloud Software Group, Inc.
6.50%, 03/31/2029*	29,000	27,849
8.25%, 06/30/2032*	15,000	15,289
Constellation Software, Inc.
5.46%, 02/16/2034*	265,000	265,033
Fiserv, Inc.
4.40%, 07/01/2049	83,000	67,358
MSCI, Inc.
3.63%, 11/01/2031*	352,000	308,848
Open Text Corp.
3.88%, 02/15/2028*	2,000	1,851
3.88%, 12/01/2029*	28,000	25,076
6.90%, 12/01/2027*	70,000	72,650
Oracle Corp.
2.30%, 03/25/2028	541,000	489,120
2.95%, 04/01/2030	220,000	195,656
3.60%, 04/01/2040	763,000	586,454
3.60%, 04/01/2050	809,000	566,198
3.80%, 11/15/2037	156,000	128,511
3.85%, 04/01/2060	245,000	168,368
4.00%, 07/15/2046	45,000	34,318
4.00%, 11/15/2047	321,000	243,022
4.10%, 03/25/2061	140,000	100,274
4.13%, 05/15/2045	35,000	27,405
4.30%, 07/08/2034	39,000	35,518
5.55%, 02/06/2053	18,000	17,031
Rackspace Finance LLC
3.50%, 05/15/2028*	44,460	19,118
SS&C Technologies, Inc.
5.50%, 09/30/2027*	900,000	886,235
Take-Two Interactive Software, Inc.
5.40%, 06/12/2029	13,000	13,074
		4,384,226

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications — 0.7%
Altice France SA
5.50%, 10/15/2029*	$ 200,000	$ 131,817
AT&T, Inc.
3.50%, 06/01/2041	195,000	148,980
3.65%, 09/15/2059	757,000	507,661
3.85%, 06/01/2060	27,000	18,829
4.50%, 05/15/2035	206,000	189,706
4.90%, 08/15/2037	197,000	184,400
5.40%, 02/15/2034	31,000	31,000
Cisco Systems, Inc.
4.85%, 02/26/2029	80,000	79,986
4.95%, 02/26/2031	360,000	359,697
5.30%, 02/26/2054	17,000	16,650
5.35%, 02/26/2064	240,000	233,578
Corning, Inc.
5.45%, 11/15/2079	85,000	78,191
Network i2i, Ltd.
5.65%, 01/15/2025(2)	400,000	395,838
Rogers Communications, Inc.
5.00%, 02/15/2029	80,000	79,014
Telefonica Emisiones SA
4.90%, 03/06/2048	150,000	126,657
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	50,000	21,923
T-Mobile USA, Inc.
2.05%, 02/15/2028	605,000	543,412
3.00%, 02/15/2041	206,000	147,402
3.60%, 11/15/2060	53,000	35,824
3.88%, 04/15/2030	300,000	280,448
5.05%, 07/15/2033	255,000	249,469
5.65%, 01/15/2053	36,000	35,466
5.75%, 01/15/2034	295,000	303,272
Verizon Communications, Inc.
2.85%, 09/03/2041	137,000	95,985
3.00%, 11/20/2060	80,000	47,849
3.40%, 03/22/2041	53,000	40,529
3.88%, 03/01/2052	10,000	7,586
5.05%, 05/09/2033	59,000	58,166
Viasat, Inc.
5.63%, 04/15/2027*	20,000	17,899
7.50%, 05/30/2031*	48,000	31,886
Vodafone Group PLC
4.25%, 09/17/2050	21,000	16,383
4.38%, 02/19/2043	18,000	15,692
5.13%, 06/04/2081	29,000	21,329
5.75%, 02/10/2063	39,000	37,009
5.88%, 06/28/2064	155,000	149,080
		4,738,613
Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048	60,000	48,918
4.45%, 03/15/2043	55,000	48,308
Canadian Pacific Railway Co.
4.70%, 05/01/2048	50,000	43,277
6.13%, 09/15/2115	43,000	43,680
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	81,000	75,131
CSX Corp.
4.50%, 11/15/2052	51,000	43,605
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	160,131	132,841
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Ryder System, Inc.
5.25%, 06/01/2028	$ 24,000	$ 24,048
5.50%, 06/01/2029	46,000	46,437
6.60%, 12/01/2033	19,000	20,289
		526,534
Trucking & Leasing — 0.5%
DAE Funding LLC
1.55%, 08/01/2024*	845,000	841,556
GATX Corp.
3.25%, 09/15/2026	60,000	57,390
4.00%, 06/30/2030	21,000	19,539
6.05%, 03/15/2034	45,000	46,016
6.05%, 06/05/2054	36,000	36,049
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	845,000	835,501
4.00%, 07/15/2025*	685,000	673,165
5.35%, 03/30/2029*	153,000	152,924
6.05%, 08/01/2028*	251,000	257,071
6.20%, 06/15/2030*	58,000	60,363
		2,979,574
Total Corporate Bonds & Notes (cost $212,382,499)		203,514,737
ASSET BACKED SECURITIES — 4.7%
Auto Loan Receivables — 0.9%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	285,000	285,514
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	435,802	434,837
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class B 5.58%, 12/20/2030*	130,000	128,861
Series 2023-7A, Class A 5.90%, 08/21/2028*	315,000	318,615
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	423,089	422,916
CPS Auto Receivables Trust
Series 2023-B, Class A 5.91%, 08/16/2027*	378,546	378,675
Credit Acceptance Auto Loan Trust
Series 2024-1A, Class A 5.68%, 03/15/2034*	295,000	295,726
DT Auto Owner Trust
Series 2023-2A, Class B 5.41%, 02/15/2029*	250,000	248,695
Enterprise Fleet Financing LLC
Series 2024-1, Class A3 5.16%, 09/20/2030*	130,000	129,879
Series 2023-1, Class A3 5.42%, 10/22/2029*	350,000	349,789
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*	78,181	78,067
Series 2020-1A, Class D 2.73%, 12/15/2025*	54,686	54,351
Series 2023-3A, Class B 6.11%, 09/15/2027	140,000	140,084

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Flagship Credit Auto Trust
Series 2022-3, Class B 4.69%, 07/17/2028*	$ 444,000	$ 438,051
Series 2023-1, Class B 5.05%, 01/18/2028*	126,000	124,617
Series 2023-2, Class B 5.21%, 05/15/2028*	312,000	308,934
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	175,000	167,908
Honda Auto Receivables Owner Trust
Series 2022-2, Class A4 3.76%, 12/18/2028	50,000	48,869
Series 2023-2, Class A4 4.91%, 09/17/2029	64,000	63,648
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	265,000	263,284
Series 2023-3, Class B 5.61%, 07/17/2028	440,000	440,351
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	215,000	217,525
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	140,000	138,304
Series 2024-A, Class A4 4.77%, 04/16/2029	40,000	39,722
Tricolor Auto Securitization Trust
Series 2023-1A, Class A 6.48%, 08/17/2026*	42,706	42,719
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	135,661	134,913
Series 2023-1A, Class B 5.41%, 01/18/2028*	145,000	144,487
		5,839,341
Credit Card Receivables — 0.2%
American Express Credit Account Master Trust
Series 2022-3, Class A 3.75%, 08/15/2027	160,000	157,121
Series 2023-2, Class A 4.80%, 05/15/2030	250,000	249,174
BA Credit Card Trust
Series 2023-A2, Class A2 4.98%, 11/15/2028	150,000	149,890
Discover Card Execution Note Trust
Series 2022-A4, Class A 5.03%, 10/15/2027	250,000	249,070
WF Card Issuance Trust
Series 2024-A1, Class A 4.94%, 02/15/2029	150,000	149,761
		955,016
Home Equity — 0.1%
GSAA Home Equity Trust
Series 2006-15, Class AF6 6.38%, 09/25/2036(3)	78,776	19,406
GSAA Home Equity Trust FRS
Series 2006-20, Class 2A1A 5.56%, (TSFR1M+0.21%), 12/25/2046	19,419	9,317
Security Description	Shares or Principal Amount	Value

Home Equity (continued)
Series 2006-20, Class 1A1 5.60%, (TSFR1M+0.25%), 12/25/2046	$ 51,091	$ 15,067
Series 2007-1, Class 1A1 5.62%, (TSFR1M+0.27%), 02/25/2037	271,848	74,571
Series 2006-19, Class A1 5.64%, (TSFR1M+0.29%), 12/25/2036	10,376	2,728
Series 2006-3, Class A3 6.06%, (TSFR1M+0.71%), 03/25/2036	10,629	5,096
Series 2007-5, Class 2A3A 6.10%, (TSFR1M+0.75%), 04/25/2047	89,850	38,873
GSAA Home Equity Trust VRS
Series 2006-10, Class AF3 5.98%, 06/25/2036(1)	254,176	62,358
GSAA Trust
Series 2005-7, Class AF4 5.56%, 05/25/2035(3)	147,040	138,110
Morgan Stanley Mtg. Loan Trust FRS
Series 2006-16AX, Class 2A2 5.80%, (TSFR1M+0.45%), 11/25/2036	204,300	55,964
Renaissance Home Equity Loan Trust
Series 2007-1, Class AF5 5.91%, 04/25/2037(3)	338,398	90,255
Series 2006-3, Class AF5 6.12%, 11/25/2036(3)	149,482	52,911
Soundview Home Loan Trust FRS
Series 2007-OPT2, Class 2A3 5.64%, (TSFR1M+0.29%), 07/25/2037	23,213	20,464
Series 2006-3, Class A4 5.96%, (TSFR1M+0.61%), 11/25/2036	207,519	195,644
		780,764
Other Asset Backed Securities — 3.5%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(3)	423,059	414,102
AASET Trust
Series 2020-1A, Class A 3.35%, 01/16/2040*	95,619	87,967
Affirm Asset Securitization Trust
Series 2023-A, Class 1A 6.61%, 01/18/2028*	335,000	336,238
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	485,000	485,277
Benefit Street Partners CLO X, Ltd. FRS
Series 2016-10A, Class A1RR 6.80%, (TSFR3M+1.47%), 04/20/2034*	680,000	681,227
Benefit Street Partners CLO XXXI, Ltd. FRS
Series 2023-31A, Class B1 7.67%, (TSFR3M+2.35%), 04/25/2036*	515,000	519,097
Carlyle US CLO, Ltd. FRS
Series 2024-2A, Class A 6.84%, (TSFR3M+1.52%), 04/25/2037*	350,000	351,663
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	94,245	86,324
Series 2021-1A, Class B1 1.98%, 03/15/2061*	108,381	96,757
Series 2020-1, Class A2 1.99%, 07/15/2060*	223,528	194,119
Series 2022-1A, Class A1 5.97%, 08/15/2062*	126,050	124,127

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
CF Hippolyta LLC
Series 2020-1, Class A1 1.69%, 07/15/2060*	$ 196,944	$ 186,627
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	150,000	148,153
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 6.78%, (TSFR3M+1.45%), 01/25/2035*	720,000	720,007
DB Master Finance LLC
Series 2021-1A, Class A23 2.79%, 11/20/2051*	1,360,125	1,125,178
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	250,000	251,338
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	486,250	431,553
Series 2019-1A, Class A2 3.67%, 10/25/2049*	326,400	297,362
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	720,100	702,800
Elmwood CLO 19, Ltd. FRS
Series 2022-6A, Class BR 7.72%, (TSFR3M+2.4%), 10/17/2036*	665,000	675,832
Elmwood CLO 23, Ltd. FRS
Series 2023-2A, Class B 7.58%, (TSFR3M+2.25%), 04/16/2036*	450,000	452,450
First Franklin Mtg. Loan Trust FRS
Series 2006-FF12, Class A5 5.77%, (TSFR1M+0.42%), 09/25/2036	338,557	316,510
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	1,042,344	1,007,750
Golub Capital Partners CLO, Ltd. FRS
Series 2023-68A, Class B 8.12%, (TSFR3M+2.80%), 07/25/2036*	400,000	407,404
HSI Asset Securitization Corp. Trust FRS
Series 2006-OPT3, Class 3A4 6.00%, (TSFR1M+0.65%), 02/25/2036	82,908	80,978
Invesco US CLO, Ltd. FRS
Series 2023-2A, Class B 7.62%, (TSFR3M+2.3%), 04/21/2036*	310,000	311,128
Madison Park Funding LXVII, Ltd. FRS
Series 2024-67A, Class A1 6.80%, (TSFR3M+1.51%), 04/25/2037*	870,000	871,762
Morgan Stanley ABS Capital I, Inc. Trust FRS
Series 2006-NC4, Class A2C 5.76%, (TSFR1M+0.41%), 06/25/2036	3,356	2,768
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	365,275	312,277
Series 2023-A, Class A 5.51%, 10/15/2071*	461,654	463,040
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	685,000	610,320
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	59,554	57,462
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Octagon 61, Ltd. FRS
Series 2023-2A, Class B 7.67%, (TSFR3M+2.35%), 04/20/2036*	$ 660,000	$ 664,518
PRET LLC
Series 2021-RN2, Class A1 1.74%, 07/25/2051*(3)	280,370	273,073
Series 2021-NPL3, Class A1 1.87%, 07/25/2051*(3)	327,231	321,102
Pretium Mtg. Credit Partners LLC
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(3)	627,997	615,578
Series 2021-RN1, Class A1 4.99%, 02/25/2061*(3)	582,951	576,720
Progress Residential Trust
Series 2024-SFR2, Class A 3.30%, 04/17/2041*	300,000	274,659
Series 2023-SFR1, Class A 4.30%, 03/17/2040*	399,115	383,946
Series 2022-SFR5, Class A 4.45%, 06/17/2039*	187,463	182,358
Series 2022-SFR7, Class A 4.75%, 10/27/2039*	307,836	300,986
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	675,000	650,109
RR 23, Ltd. FRS
Series 2022-23A, Class A2R 7.98%, (TSFR3M+2.65%), 10/15/2035*	990,000	998,345
Sapphire Aviation Finance II, Ltd.
Series 2020-1A, Class A 3.23%, 03/15/2040*	153,327	140,699
SCF Equipment Leasing LLC
Series 2024-1A, Class B 5.56%, 04/20/2032*	200,000	199,881
Securitized Asset Backed Receivables LLC Trust FRS
Series 2006-HE1, Class A2B 5.64%, (TSFR1M+0.29%), 07/25/2036	137,983	47,589
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	385,000	382,082
Series 2024-1A, Class A2 5.90%, 03/25/2049*	205,000	205,593
Subway Funding LLC
Series 2024-1A, Class A2I 6.03%, 07/30/2054*	535,000	539,756
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	290,000	274,297
Texas Debt Capital CLO, Ltd. FRS
Series 2023-1A, Class B 7.62%, (TSFR3M+2.30%), 04/20/2036*	565,000	567,172
Tricon Residential Trust
Series 2024-SFR1, Class A 4.65%, 04/17/2041*	165,000	159,774
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	135,000	131,748
Series 2023-SFR1, Class A 5.10%, 07/17/2040*	264,756	261,653
VCAT LLC
Series 2021-NPL3, Class A1 4.74%, 05/25/2051*(3)	314,776	307,512

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2021-NPL2, Class A1 5.12%, 03/27/2051*(3)	$ 79,330	$ 78,591
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.76%, (TSFR3M+1.43%), 07/20/2032*	915,967	916,523
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	420,709	395,255
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	280,725	255,493
		22,914,609
Total Asset Backed Securities (cost $30,837,166)		30,489,730
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.4%
Commercial and Residential — 6.9%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	1,440,000	1,389,179
280 Park Avenue 2017-280P Mtg. Trust FRS
Series 2017-280P, Class E 7.75%, (TSFR1M+2.42%), 09/15/2034*	339,000	308,429
Adjustable Rate Mtg. Trust FRS
Series 2005-10, Class 6A21 5.96%, (TSFR1M+0.61%), 01/25/2036	44,742	40,501
Series 2005-9, Class 5A1 6.00%, (TSFR1M+0.65%), 11/25/2035	6,356	6,305
Alternative Loan Trust
Series 2005-64CB, Class 3A1 5.50%, 12/25/2035	71,761	50,338
Series 2006-9T1, Class A1 5.75%, 05/25/2036	91,212	33,725
Alternative Loan Trust FRS
Series 2005-64CB, Class 1A12 5.50%, (TSFR1M+0.91%), 12/25/2035	37,944	31,670
Series 2005-72, Class A1 6.00%, (TSFR1M+0.65%), 01/25/2036	52,358	45,409
Series 2005-56, Class 5A1 6.10%, (TSFR1M+0.75%), 11/25/2035	22,833	18,091
American Home Mtg. Assets Trust FRS
Series 2006-3, Class 2A11 6.09%, (12 MTA+0.94%), 10/25/2046	32,593	21,744
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(1)	146,514	135,059
Series 2021-2, Class A1 0.99%, 04/25/2066*(1)	238,705	198,189
Series 2021-3, Class A1 1.07%, 05/25/2066*(1)	435,365	362,746
Series 2021-8, Class A1 1.82%, 11/25/2066*(1)	387,449	333,290
Series 2019-5, Class A1 2.59%, 10/25/2049*(1)	52,487	50,779
Banc of America Funding Trust FRS
Series 2007-1, Class TA1A 5.52%, (TSFR1M+0.17%), 01/25/2037	5,888	5,074
Series 2007-A, Class 2A5 5.91%, (TSFR1M+0.57%), 02/20/2047	100,216	84,063
BANK
Series 2017-BNK8, Class A4 3.49%, 11/15/2050	470,000	432,459
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
BANK VRS
Series 2018-BN14, Class XA 0.65%, 09/15/2060(1)(4)	$ 8,363,139	$ 133,619
Series 2019-BN24, Class XA 0.75%, 11/15/2062(1)(4)	2,222,180	65,959
Series 2019-BN23, Class XA 0.80%, 12/15/2052(1)(4)	6,727,541	204,229
Series 2017-BNK8, Class XA 0.85%, 11/15/2050(1)(4)	6,993,476	138,515
Series 2019-BN20, Class XA 0.93%, 09/15/2062(1)(4)	4,094,412	138,602
Series 2019-BN18, Class XA 1.03%, 05/15/2062(1)(4)	2,849,579	98,161
Series 2023-BNK45, Class XA 1.20%, 02/15/2056(1)(4)	1,208,210	73,322
Series 2020-BN28, Class XA 1.88%, 03/15/2063(1)(4)	4,689,545	394,196
BBCMS Mtg. Trust VRS
Series 2024-C24, Class XA 1.86%, 02/15/2057(1)(4)	1,613,265	171,522
BCAP LLC Trust FRS
Series 2006-AA2, Class A1 5.80%, (TSFR1M+0.45%), 01/25/2037	8,392	7,329
Bear Stearns ALT-A Trust FRS
Series 2006-1, Class 11A1 5.94%, (TSFR1M+0.59%), 02/25/2036	16,998	14,721
Series 2005-10, Class 11A1 5.96%, (TSFR1M+0.61%), 01/25/2036	50,751	45,966
Bear Stearns Mtg. Funding Trust FRS
Series 2006-AR3, Class 1A1 5.82%, (TSFR1M+0.47%), 10/25/2036	29,943	26,446
Series 2007-AR1, Class 2A3 5.86%, (TSFR1M+0.51%), 02/25/2037	83,218	75,558
Benchmark Mtg. Trust
Series 2019-B11, Class A2 3.41%, 05/15/2052	578,033	576,432
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.60%, 07/15/2051(1)(4)	4,047,265	55,993
Series 2018-B1, Class XA 0.66%, 01/15/2051(1)(4)	1,792,641	26,003
Series 2018-B8, Class XA 0.78%, 01/15/2052(1)(4)	8,270,414	176,508
Series 2019-B12, Class XA 1.16%, 08/15/2052(1)(4)	1,941,470	61,143
Series 2019-B10, Class XA 1.39%, 03/15/2062(1)(4)	4,812,353	230,219
Series 2020-B22, Class XA 1.62%, 01/15/2054(1)(4)	2,153,767	159,604
Series 2020-B18, Class XA 1.91%, 07/15/2053(1)(4)	1,210,780	71,198
BPR Trust FRS
Series 2022-STAR, Class A 8.56%, (TSFR1M+3.23%), 08/15/2039*	510,000	510,449
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(1)	142,511	126,480
Series 2021-NQM2, Class A1 0.97%, 03/25/2060*(1)	108,115	101,011
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(3)	284,639	269,683

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 6.38%, (TSFR1M+1.05%), 04/15/2034*	$ 94,196	$ 93,137
BX Trust FRS
Series 2022-PSB, Class A 7.78%, (TSFR1M+2.45%), 08/15/2039*	418,945	418,290
Series 2024-PAT, Class B 8.37%, (TSFR1M+3.04%), 03/15/2041*	67,000	66,916
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class F 8.18%, (TSFR1M+2.85%), 12/15/2037*	675,000	671,251
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(1)	1,300,000	1,212,461
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(1)	86,362	77,213
Chase Mtg. Finance Trust
Series 2005-S3, Class A10 5.50%, 11/25/2035	93,151	65,872
Chase Mtg. Finance Trust VRS
Series 2005-A1, Class 2A2 4.86%, 12/25/2035(1)	49,339	45,018
CHL Mtg. Pass Through Trust FRS
Series 2005-2, Class 2A3 6.14%, (TSFR1M+0.79%), 03/25/2035	24,082	21,718
CHL Mtg. Pass Through Trust VRS
Series 2005-HYB7, Class 6A1 4.27%, 11/20/2035(1)	12,239	10,760
Series 2007-HY4, Class 1A1 4.43%, 09/25/2047(1)	60,957	52,222
Series 2005-HYB3, Class 2A2A 5.66%, 06/20/2035(1)	21,049	19,291
Citigroup Commercial Mtg. Trust
Series 2015-P1, Class A5 3.72%, 09/15/2048	1,029,000	1,003,216
Citigroup Commercial Mtg. Trust VRS
Series 2014-GC23, Class XA 0.82%, 07/10/2047(1)(4)	1,098,805	58
Series 2015-GC29, Class XA 1.15%, 04/10/2048(1)(4)	2,651,508	11,771
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2018-RP3, Class A1 3.25%, 03/25/2061*(1)	291,028	279,319
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(1)	378,392	314,199
Series 2021-3, Class A1 0.96%, 09/27/2066*(1)	682,366	546,541
Series 2022-5, Class A1 4.55%, 04/25/2067*(1)	778,319	771,517
Commercial Mtg. Trust
Series 2022-HC, Class A 2.82%, 01/10/2039*	186,000	168,619
Series 2013-300P, Class A1 4.35%, 08/10/2030*	845,000	795,421
Commercial Mtg. Trust VRS
Series 2022-HC, Class D 4.08%, 01/10/2039*(1)	190,000	166,587
Connecticut Avenue Securities Trust FRS
Series 2024-R02, Class 1M2 7.14%, (SOFR30A+1.80%), 02/25/2044*	146,000	147,386
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2019-HRP1, Class M2 7.60%, (SOFR30A+2.26%), 11/25/2039*	$ 61,984	$ 61,985
Series 2024-R02, Class 1B1 7.84%, (SOFR30A+2.50%), 02/25/2044*	125,000	127,092
Series 2021-R01, Class 1B1 8.44%, (SOFR30A+3.10%), 10/25/2041*	132,000	135,854
Series 2023-R05, Class 1M2 8.44%, (SOFR30A+3.10%), 06/25/2043*	275,000	290,594
Series 2022-R01, Class 1B1 8.49%, (SOFR30A+3.15%), 12/25/2041*	311,000	321,653
Series 2016-C07, Class 2M2 9.80%, (SOFR30A+4.46%), 05/25/2029	257,327	270,170
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/15/2052	14,440	14,158
Series 2015-C3, Class A3 3.45%, 08/15/2048	641,439	631,232
Series 2015-C1, Class A4 3.51%, 04/15/2050	1,448,000	1,430,139
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.84%, 06/15/2057(1)(4)	8,064,390	18,165
Series 2016-C6, Class XA 2.02%, 01/15/2049(1)(4)	1,670,633	37,843
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(1)	332,269	267,355
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(1)	484,767	418,545
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(1)	419,767	363,880
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(1)	310,585	274,647
Series 2016-NXSR, Class A4 3.79%, 12/15/2049(1)	1,536,000	1,467,883
Series 2021-RPL4, Class A1 4.05%, 12/27/2060*(1)	247,547	242,726
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	1,625,000	1,537,078
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.82%, 09/15/2053(1)(4)	939,533	47,571
DC Trust VRS
Series 2024-HLTN, Class A 5.93%, 04/13/2028*(1)	150,000	147,933
Series 2024-HLTN, Class C 7.29%, 04/13/2028*(1)	75,000	75,390
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(1)	152,341	131,279
Deutsche Alt-A Securities Mtg. Loan Trust FRS
Series 2007-RMP1, Class A2 5.76%, (TSFR1M+0.41%), 12/25/2036	61,405	55,063
Series 2007-AR2, Class A1 5.76%, (TSFR1M+0.41%), 03/25/2037	7,213	6,290
DSLA Mtg. Loan Trust FRS
Series 2006-AR1, Class 1A1A 6.07%, (12 MTA+0.92%), 03/19/2046	116,822	95,343
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(1)	162,240	132,323

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2024-R01, Class 1M2 7.14%, (SOFR30A+1.80%), 01/25/2044*	$ 110,000	$ 111,466
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(1)	323,693	269,630
GMACM Mtg. Loan Trust VRS
Series 2006-AR1, Class 1A1 3.62%, 04/19/2036(1)	104,695	80,810
Series 2005-AR5, Class 4A1 4.13%, 09/19/2035(1)	10,634	8,874
GreenPoint Mtg. Funding Trust FRS
Series 2005-AR4, Class 3A1 6.55%, (12MTA+1.40%), 10/25/2045	97,897	72,679
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	1,280,197	1,034,154
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	155,000	152,241
GS Mtg. Securities Corp. II VRS
Series 2024-70P, Class B 5.89%, 03/10/2041*(1)	485,000	474,309
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,255,000	1,170,244
Series 2015-GS1, Class A3 3.73%, 11/10/2048	1,307,000	1,260,848
GS Mtg. Securities Trust VRS
Series 2020-GC45, Class XA 0.77%, 02/13/2053(1)(4)	4,964,797	133,726
GSR Mtg. Loan Trust FRS
Series 2007-1F, Class 4A1 5.76%, (TSFR1M+0.41%), 01/25/2037	293,626	66,993
GSR Mtg. Loan Trust VRS
Series 2006-AR1, Class 2A1 4.62%, 01/25/2036(1)	2,577	2,318
Series 2006-AR1, Class 2A4 4.62%, 01/25/2036(1)	33,361	29,656
Series 2005-AR5, Class 2A3 4.93%, 10/25/2035(1)	42,662	22,455
HarborView Mtg. Loan Trust FRS
Series 2006-12, Class 2A2A 5.83%, (TSFR1M+0.49%), 01/19/2038	4,919	4,231
Series 2006-12, Class 2A13 5.93%, (TSFR1M+0.59%), 12/19/2036	112,063	104,824
IndyMac Index Mtg. Loan Trust FRS
Series 2005-AR14, Class 1A1A 6.02%, (TSFR1M+0.67%), 07/25/2035	2,669	1,868
IndyMac Index Mtg. Loan Trust VRS
Series 2007-AR9, Class 2A1 4.04%, 04/25/2037(1)	102,018	61,235
Series 2006-AR3, Class 1A1 4.25%, 12/25/2036(1)	91,160	70,000
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	1,110,000	1,030,771
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	305,000	269,254
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2017-JP5, Class A5 3.72%, 03/15/2050	$ 1,355,000	$ 1,287,701
JPMorgan Mtg. Trust VRS
Series 2006-A3, Class 3A2 4.52%, 05/25/2036(1)	34,929	27,679
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 4.75%, 04/25/2061*(3)	229,295	225,063
Series 2021-GS3, Class A1 4.75%, 07/25/2061*(3)	320,514	311,892
Lehman XS Trust FRS
Series 2006-16N, Class A4A 5.84%, (TSFR1M+0.49%), 11/25/2046	179,942	152,053
MASTR Adjustable Rate Mtg. Trust VRS
Series 2004-13, Class 3A7 5.99%, 11/21/2034(1)	19,722	18,280
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A4, Class 1A 5.25%, 07/25/2035(1)	88,737	37,811
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(1)	113,376	105,988
MFA Trust VRS
Series 2020-NQM3, Class A1 1.01%, 01/26/2065*(1)	38,885	35,438
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(1)	234,928	202,223
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(1)	165,164	151,603
Mill City Mtg. Loan Trust VRS
Series 2019-GS1, Class A1 2.75%, 07/25/2059*(1)	482,780	460,812
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class A4 3.25%, 02/15/2048	791,000	780,822
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.02%, 12/15/2047(1)(4)	1,377,536	407
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.46%, 06/15/2050(1)(4)	1,427,399	35,172
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 6.96%, (TSFR1M+1.61%), 06/25/2057*	268,942	270,596
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(1)	133,543	122,354
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(1)	70,215	65,252
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(1)	250,221	230,452
Series 2016-2A, Class A1 3.75%, 11/26/2035*(1)	288,016	268,523
Series 2016-4A, Class A1 3.75%, 11/25/2056*(1)	286,601	265,510
Series 2017-4A, Class A1 4.00%, 05/25/2057*(1)	304,375	285,868
Series 2018-5A, Class A1 4.75%, 12/25/2057*(1)	226,009	219,231

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(1)	$ 689,758	$ 576,130
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS
Series 2006-AF1, Class 3A1 5.05%, 06/25/2036(1)	61,548	43,877
OBX Trust VRS
Series 2021-NQM3, Class A1 1.05%, 07/25/2061*(1)	972,278	760,052
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(1)	437,841	376,012
Series 2021-NQM2, Class A1 1.10%, 05/25/2061*(1)	533,386	422,981
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	670,000	567,269
PRPM LLC
Series 2021-9, Class A1 2.36%, 10/25/2026*(3)	691,857	680,896
Series 2021-5, Class A1 4.79%, 06/25/2026*(3)	427,014	423,602
Series 2021-3, Class A1 4.87%, 04/25/2026*(3)	227,266	224,427
Series 2021-4, Class A1 4.87%, 04/25/2026*(3)	412,123	411,124
Series 2020-6, Class A1 5.36%, 11/25/2025*(3)	104,717	104,480
RALI Series Trust
Series 2005-QS17, Class A9 6.00%, 12/25/2035	30,788	25,697
RALI Series Trust FRS
Series 2006-QA3, Class A2 6.06%, (TSFR1M+0.71%), 04/25/2036	249,684	206,564
RFMSI Series Trust VRS
Series 2007-SA2, Class 2A1 5.44%, 04/25/2037(1)	8,488	7,015
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	1,225,000	1,108,248
Shellpoint Co-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(1)	23,890	21,118
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(1)	327,182	291,293
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(1)	114,952	104,673
Series 2021-6, Class A1 1.92%, 11/25/2066*(1)	640,542	545,546
Structured Adjustable Rate Mtg. Loan Trust FRS
Series 2004-13, Class A2 5.76%, (TSFR1M+0.41%), 09/25/2034	11,295	9,845
Structured Asset Mtg. Investments II Trust FRS
Series 2006-AR1, Class 3A1 5.92%, (TSFR1M+0.57%), 02/25/2036	41,788	32,000
Towd Point Mtg. Trust
Series 2023-1, Class A1 3.75%, 01/25/2063*	436,844	411,366
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	$ 1,060,738	$ 899,616
Verus Securitization Trust
Series 2021-7, Class A1 1.83%, 10/25/2066*	904,096	790,588
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(1)	201,885	179,161
Series 2021-4, Class A1 0.94%, 07/25/2066*(1)	286,575	231,960
Series 2021-2, Class A1 1.03%, 02/25/2066*(1)	169,866	148,203
Series 2021-8, Class A1 1.82%, 11/25/2066*(1)	440,322	385,800
WaMu Mtg. Pass-Through Certs. Trust VRS
Series 2007-HY6, Class 1A1 4.24%, 06/25/2037(1)	65,665	54,776
Washington Mutual Mtg. Pass-Through Certs. Trust FRS
Series 2006-AR17, Class 1A 4.37%, (12 MTA+0.82%), 12/25/2046	163,082	130,782
Series 2006-AR9, Class 1A 5.98%, (12 MTA+0.83%), 11/25/2046	70,858	56,534
Series 2006-5, Class 1A1 6.00%, (TSFR1M+0.71%), 07/25/2036	36,274	24,932
Series 2006-AR13, Class 1A 6.03%, (12 MTA+0.88%), 10/25/2046	83,559	67,968
Series 2006-AR15, Class 2A 6.65%, (12 MTA+1.50%), 11/25/2046	35,039	30,350
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 1.02%, 09/15/2057(1)(4)	5,047,644	39,305
Series 2015-NXS1, Class XA 1.17%, 05/15/2048(1)(4)	2,156,354	7,062
Series 2015-NXS1, Class D 4.25%, 05/15/2048(1)	75,000	66,428
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR16, Class A1 6.24%, 10/25/2036(1)	20,945	18,899
		45,540,787
U.S. Government Agency — 1.5%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K064, Class X1 0.73%, 03/25/2027(1)(4)	4,632,376	63,581
Series K124, Class X1 0.81%, 12/25/2030(1)(4)	3,469,703	128,306
Series K122, Class X1 0.97%, 11/25/2030(1)(4)	879,754	38,264
Series K121, Class X1 1.12%, 10/25/2030(1)(4)	1,603,782	79,319
Series K114, Class X1 1.21%, 06/25/2030(1)(4)	2,878,017	154,947
Series K104, Class X1 1.24%, 01/25/2030(1)(4)	2,444,677	121,842
Series K111, Class X1 1.68%, 05/25/2030(1)(4)	1,113,882	82,206
Federal Home Loan Mtg. Corp. REMIC
Series 5055, Class DG 1.50%, 12/25/2050	712,901	554,339

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 4216, Class KQ 1.70%, 10/15/2039	$ 19,642	$ 19,477
Series 4961, Class JB 2.50%, 12/15/2042	318,339	283,694
Series 3883, Class PB 3.00%, 05/15/2041	96,307	89,967
Series 4740, Class BA 3.00%, 09/15/2045	39,181	37,563
Federal Home Loan Mtg. Corp. SCRT
Series 2020-1, Class MA 2.50%, 08/25/2059	274,544	245,060
Series 2019-3, Class MV 3.50%, 10/25/2058	203,130	181,103
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA5, Class M2 6.99%, (TSFR1M+1.65%), 01/25/2034*	69,298	69,749
Series 2022-DNA3, Class M1B 8.24%, (SOFR30A+2.90%), 04/25/2042*	310,000	322,183
Series 2023-DNA2, Class M1B 8.59%, (SOFR30A+3.25%), 04/25/2043*	285,000	301,744
Series 2021-HQA3, Class B1 8.69%, (SOFR30A+3.35%), 09/25/2041*	845,000	869,550
Series 2022-DNA4, Class M1B 8.69%, (SOFR30A+3.35%), 05/25/2042*	440,000	461,930
Series 2021-DNA6, Class B1 8.74%, (SOFR30A+3.40%), 10/25/2041*	345,000	357,300
Series 2022-HQA1, Class M1B 8.84%, (SOFR30A+3.50%), 03/25/2042*	100,000	105,091
Series 2023-HQA1, Class M1B 8.84%, (SOFR30A+3.50%), 05/25/2043*	840,000	890,804
Series 2022-HQA3, Class M1B 8.89%, (SOFR30A+3.55%), 08/25/2042*	135,000	142,548
Series 2021-DNA7, Class B1 8.99%, (SOFR30A+3.65%), 11/25/2041*	328,000	342,214
Series 2022-HQA2, Class M1B 9.34%, (SOFR30A+4.00%), 07/25/2042*	335,000	357,685
Series 2022-DNA5, Class M1B 9.84%, (SOFR30A+4.50%), 06/25/2042*	535,000	580,357
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	52,686	51,210
Series 2012-21, Class PQ 2.00%, 09/25/2041	56,260	51,769
Series 2012-18, Class GA 2.00%, 12/25/2041	100,164	90,478
Series 2015-48, Class QB 3.00%, 02/25/2043	108,435	103,945
Series 2017-16, Class PB 3.00%, 03/25/2047	515,000	435,977
Series 2018-27, Class EA 3.00%, 05/25/2048	252,309	219,611
Series 2018-35, Class CD 3.00%, 05/25/2048	162,786	139,389
Series 2019-45, Class PT 3.00%, 08/25/2049	210,782	186,246
Series 2012-52, Class PA 3.50%, 05/25/2042	84,038	78,997
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2018-23, Class LA 3.50%, 04/25/2048	$ 215,522	$ 198,818
Series 2022-90, Class AY 4.50%, 12/25/2041	1,215,000	1,138,373
		9,575,636
Total Collateralized Mortgage Obligations (cost $62,293,560)		55,116,423
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 70.6%
U.S. Government — 40.2%
United States Treasury Bonds
1.13%, 05/15/2040	2,018,000	1,241,779
1.25%, 05/15/2050	8,004,000	3,966,983
1.38%, 11/15/2040(5)	2,440,000	1,539,583
1.38%, 08/15/2050	3,951,000	2,021,955
1.75%, 08/15/2041	1,639,000	1,083,021
1.88%, 02/15/2041 to 11/15/2051	2,054,000	1,333,616
2.00%, 08/15/2051	3,145,000	1,889,211
2.25%, 08/15/2046	3,566,000	2,377,101
2.38%, 02/15/2042 to 05/15/2051	13,103,000	8,756,770
2.50%, 02/15/2045 to 05/15/2046	7,172,000	5,056,628
2.75%, 11/15/2042 to 08/15/2047	981,000	730,263
2.88%, 05/15/2043 to 05/15/2049	5,915,000	4,446,924
3.00%, 05/15/2042 to 08/15/2052	20,456,000	15,553,614
3.13%, 02/15/2043 to 05/15/2048	3,981,000	3,175,598
3.38%, 05/15/2044 to 11/15/2048	2,057,000	1,688,818
3.63%, 08/15/2043 to 05/15/2053	3,401,000	2,915,200
4.13%, 08/15/2053	1,153,000	1,073,686
4.25%, 02/15/2054	1,039,000	989,323
4.38%, 11/15/2039 to 05/15/2040	2,035,000	2,009,942
4.50%, 02/15/2036 to 02/15/2044	2,704,000	2,735,536
4.75%, 02/15/2037 to 11/15/2053	3,659,000	3,785,311
5.25%, 11/15/2028 to 02/15/2029	5,086,000	5,270,931
5.38%, 02/15/2031	1,289,000	1,370,872
6.38%, 08/15/2027	394,000	415,578
United States Treasury Bonds TIPS
0.25%, 02/15/2050(6)	4,786,224	2,920,717
0.63%, 02/15/2043(6)	1,043,154	783,083
0.75%, 02/15/2045(6)	1,058,423	792,562
1.38%, 02/15/2044(6)	322,843	276,632
United States Treasury Notes
0.25%, 06/30/2025 to 09/30/2025	10,436,000	9,901,167
0.38%, 09/15/2024 to 09/30/2027	10,447,000	9,523,135
0.50%, 02/28/2026 to 10/31/2027	18,760,000	16,973,084
0.63%, 07/31/2026 to 08/15/2030	25,306,000	21,770,752
0.75%, 05/31/2026 to 01/31/2028	10,426,000	9,456,749
0.88%, 06/30/2026 to 11/15/2030	4,414,000	3,986,577
1.13%, 02/29/2028 to 02/15/2031	6,670,000	5,718,545
1.25%, 05/31/2028 to 08/15/2031	12,019,000	10,465,756
1.38%, 11/15/2031	3,786,000	3,079,674
1.50%, 08/15/2026 to 02/15/2030	4,472,000	4,176,289
1.63%, 02/15/2026 to 05/15/2031	16,616,000	14,986,431
1.75%, 11/15/2029	2,813,000	2,470,715
1.88%, 02/28/2027	1,230,000	1,147,455
2.00%, 11/15/2026	3,449,000	3,245,563
2.25%, 10/31/2024 to 11/15/2027	8,994,000	8,558,236
2.38%, 05/15/2027 to 05/15/2029	5,029,000	4,626,655
2.63%, 02/15/2029	6,044,000	5,602,977
2.75%, 07/31/2027 to 08/15/2032	6,698,000	6,114,630
2.88%, 07/31/2025 to 05/15/2032	8,961,000	8,400,917
3.00%, 07/31/2024 to 07/15/2025	1,000,000	984,704
3.63%, 05/31/2028	3,565,000	3,463,481
3.88%, 08/15/2033	1,089,000	1,047,652

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
4.00%, 02/15/2034(7)	$ 5,225,000	$ 5,071,516
4.13%, 11/15/2032	3,956,000	3,889,397
4.38%, 08/31/2028	2,381,000	2,378,210
4.50%, 05/15/2027 to 11/15/2033	5,462,000	5,507,079
4.63%, 04/30/2029 to 04/30/2031	1,000,000	1,013,789
4.88%, 04/30/2026	500,000	500,742
United States Treasury Notes TIPS
1.75%, 01/15/2034(6)	9,495,269	9,212,697
		263,475,811
U.S. Government Agency — 30.4%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	943,969	806,776
2.00%, 02/01/2036 to 08/01/2052	6,579,661	5,277,310
2.50%, 01/01/2028 to 09/01/2051	981,551	853,786
3.00%, 08/01/2027 to 08/01/2046	1,486,528	1,310,401
3.50%, 11/01/2041 to 02/01/2052	1,430,259	1,289,582
4.00%, 09/01/2040 to 01/01/2050	887,534	830,166
4.50%, 07/01/2045 to 06/01/2052	1,050,689	1,002,095
5.00%, 09/01/2031 to 01/01/2053	4,008,358	3,883,989
5.50%, 01/01/2036 to 01/01/2053	591,043	584,647
6.00%, 03/01/2040 to 01/01/2053	435,518	437,538
6.25%, 07/15/2032	206,000	230,538
6.75%, 03/15/2031	100,000	112,917
Federal Home Loan Mtg. Corp. FRS
5.74%, (RFUCCT6M+1.49%), 02/01/2037	3,985	4,019
Federal National Mtg. Assoc.
1.50%, 12/01/2050	1,408,053	1,056,143
1.88%, 09/24/2026	837,000	787,143
2.00%, 11/01/2035 to 05/01/2052	25,464,650	20,095,395
2.50%, 04/01/2028 to 04/01/2052	10,261,062	8,590,412
2.63%, 09/06/2024	2,025,000	2,014,308
3.00%, 10/01/2027 to 03/01/2050	2,778,707	2,485,299
3.50%, 08/01/2026 to 02/01/2052	4,114,214	3,730,385
4.00%, 10/01/2040 to 03/01/2049	1,965,748	1,839,402
4.50%, 10/01/2024 to 12/01/2048	804,166	773,096
5.00%, 05/01/2040 to 01/01/2053	3,798,140	3,679,808
5.50%, 08/01/2037 to 04/01/2053	557,072	550,989
6.00%, 11/01/2038 to 11/01/2053	1,510,425	1,515,897
6.50%, 10/01/2037 to 10/01/2053	493,253	502,269
6.63%, 11/15/2030	871,000	973,508
7.25%, 05/15/2030	2,260,000	2,588,337
Federal National Mtg. Assoc. FRS
6.07%, (RFUCCT1Y+1.82%), 10/01/2040	8,066	8,343
6.08%, (RFUCCT1Y+1.83%), 10/01/2040	28,196	29,089
6.47%, (RFUCCT1Y+1.57%), 05/01/2037	6,773	6,933
7.00%, (H15T1Y+2.27%), 11/01/2036	18,072	18,622
Government National Mtg. Assoc.
2.00%, 11/20/2050	1,293,467	1,048,270
2.00%, July 30 TBA	4,500,000	3,641,133
2.50%, 07/20/2051	975,949	820,327
3.00%, 02/20/2045 to 03/20/2052	1,031,975	908,049
3.00%, July 30 TBA	20,300,000	17,684,789
3.50%, 03/20/2045 to 07/20/2045	119,760	109,284
3.50%, July 30 TBA	14,300,000	12,838,719
4.00%, 03/15/2039 to 05/20/2048	544,414	512,702
4.50%, 09/15/2033 to 04/20/2047	275,578	267,160
4.50%, July 30 TBA	6,800,000	6,464,213
5.00%, 06/15/2033 to 08/15/2038	182,446	182,718
5.50%, 02/15/2032 to 05/20/2053	1,320,351	1,314,127
6.00%, 04/15/2028 to 12/15/2036	389,197	396,853
6.50%, 09/15/2031 to 12/15/2031	4,337	4,411
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
7.50%, 09/15/2030		$ 3,549	$ 3,556
Tennessee Valley Authority
4.25%, 09/15/2065		577,000	494,020
Uniform Mtg. Backed Securities
2.00%, July 30 TBA		24,600,000	19,236,047
2.50%, July 30 TBA		7,600,000	6,204,984
3.00%, July 30 TBA		16,000,000	13,608,750
3.50%, July 30 TBA		19,100,000	16,903,500
4.00%, July 30 TBA		10,300,000	9,424,098
4.50%, July 30 TBA		7,495,000	7,065,501
5.50%, July 30 TBA		12,135,000	11,967,670
			198,970,023
Total U.S. Government & Agency Obligations (cost $501,613,201)			462,445,834
FOREIGN GOVERNMENT OBLIGATIONS — 2.1%
Banks — 0.1%
Bank Gospodarstwa Krajowego
5.38%, 05/22/2033*		200,000	197,970
Development Bank of Japan, Inc.
1.75%, 02/18/2025*		268,000	261,878
Industrial Bank of Korea
1.04%, 06/22/2025*		341,000	326,966
			786,814
Regional(State/Province) — 0.0%
Province of British Columbia Canada
4.20%, 07/06/2033		123,000	117,874
Sovereign — 2.0%
Colombia Government International Bond
6.13%, 01/18/2041		100,000	83,475
Emirate of Abu Dhabi
1.63%, 06/02/2028		200,000	177,000
2.50%, 04/16/2025		200,000	195,355
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	8,722,000	1,408,846
Government of Bermuda
2.38%, 08/20/2030*		200,000	167,960
5.00%, 07/15/2032*		200,000	192,780
Government of Hungary
1.63%, 04/28/2032	EUR	950,000	837,959
Government of Macedonia
2.75%, 01/18/2025	EUR	410,000	432,829
3.68%, 06/03/2026*	EUR	480,000	498,509
Government of Romania
2.63%, 12/02/2040*	EUR	645,000	447,977
2.75%, 04/14/2041	EUR	1,240,000	862,257
5.88%, 01/30/2029*		720,000	715,392
6.38%, 01/30/2034*		100,000	100,678
6.63%, 02/17/2028		200,000	204,275
Kingdom of Saudi Arabia
2.00%, 07/09/2039	EUR	110,000	88,174
4.86%, 07/02/2034*		200,000	199,427
5.75%, 01/16/2054*		855,000	831,060
Republic of Angola
8.00%, 11/26/2029		325,000	291,980
Republic of Chile
1.25%, 01/22/2051	EUR	255,000	151,608
Republic of Costa Rica
6.55%, 04/03/2034*		245,000	251,960
Republic of Hungary
5.25%, 06/16/2029		200,000	196,302
5.50%, 03/26/2036*		200,000	192,110

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
6.13%, 05/22/2028*		$ 435,000	$ 442,830
Republic of Indonesia
1.10%, 03/12/2033	EUR	610,000	518,214
5.10%, 02/10/2054		200,000	188,750
Republic of Ivory Coast
8.25%, 01/30/2037*		200,000	193,740
Republic of Latvia
5.13%, 07/30/2034*		200,000	197,217
Republic of Panama
3.30%, 01/19/2033		200,000	155,011
7.50%, 03/01/2031		200,000	209,044
Republic of Peru
7.35%, 07/21/2025		100,000	101,958
8.75%, 11/21/2033		50,000	60,843
Republic of Philippines
1.20%, 04/28/2033	EUR	300,000	259,438
1.75%, 04/28/2041	EUR	300,000	227,677
Republic of Poland
4.88%, 10/04/2033		100,000	97,524
5.13%, 09/18/2034		200,000	196,715
5.50%, 04/04/2053		50,000	49,010
Serbia International Bond
6.00%, 06/12/2034*		200,000	196,887
State of Qatar
4.00%, 03/14/2029		200,000	193,750
4.40%, 04/16/2050		200,000	175,000
Trinidad & Tobago Government International Bond
6.40%, 06/26/2034*		200,000	198,301
United Mexican States
6.00%, 05/07/2036		655,000	637,697
6.40%, 05/07/2054		200,000	190,474
			13,017,993
Total Foreign Government Obligations (cost $15,813,914)			13,922,681
MUNICIPAL SECURITIES — 0.5%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		335,000	324,464
6.32%, 11/01/2029		235,000	235,502
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		160,000	135,420
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		925,000	887,787
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		1,260,000	1,344,651
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035		509,271	508,664
Total Municipal Securities (cost $3,606,823)			3,436,488
Security Description	Shares or Principal Amount	Value
ESCROWS AND LITIGATION TRUSTS — 0.0%
Paragon Offshore Finance Co.†(8) (cost $587)	587	$ 0
Total Long-Term Investment Securities (cost $826,547,750)		768,925,893
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36%(9) (cost $1,385,433)	1,385,092	1,385,508
REPURCHASE AGREEMENTS — 1.2%
Bank of America Securities LLC Joint Repurchase Agreement(10)	$ 1,630,000	1,630,000
Barclays Capital, Inc. Joint Repurchase Agreement(10)	1,360,000	1,360,000
BNP Paribas SA Joint Repurchase Agreement(10)	1,360,000	1,360,000
Deutsche Bank AG Joint Repurchase Agreement(10)	1,630,000	1,630,000
RBS Securities, Inc. Joint Repurchase Agreement(10)	1,645,000	1,645,000
Total Repurchase Agreements (cost $7,625,000)		7,625,000
TOTAL INVESTMENTS (cost $835,558,183)	118.8%	777,936,401
Other assets less liabilities	(18.8)	(123,237,682)
NET ASSETS	100.0%	$654,698,719
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Diversified Fixed Income Portfolio has no right to demand registration of these securities. At June 30, 2024, the aggregate value of these securities was $117,732,922 representing 18.0% of net assets.
†	Non-income producing security
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2024.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Securities classified as Level 3 (see Note 1).
(9)	The rate shown is the 7-day yield as of June 30, 2024.
(10)	See Note 2 for details of Joint Repurchase Agreements.
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at June 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	830,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 9,270	$118,340	$127,610
Centrally Cleared	2,225,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	3,596	303,997	307,593
Centrally Cleared	1,380,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Jun 2053	(14,594)	137,997	123,403
Centrally Cleared	2,165,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	9,061	55,817	64,878
Centrally Cleared	590,000	USD	Fixed 3.711	12-Month SOFR	Annual	Annual	Jun 2035	—	5,294	5,294
Centrally Cleared	2,140,000	USD	Fixed 3.657	12-Month SOFR	Annual	Annual	Jun 2035	(138)	28,543	28,405
Centrally Cleared	1,075,000	USD	Fixed 3.652	12-Month SOFR	Annual	Annual	Jun 2035	—	14,735	14,735
Centrally Cleared	480,000	USD	Fixed 3.650	12-Month SOFR	Annual	Annual	Jun 2035	—	6,636	6,636
								$7,195	$671,359	$678,554
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	CDX Emerging Markets Index Series 41	$2,415,687	USD	$2,415,687	1.000%	Quarterly	Jun 2029	$64,168	$13,132	$77,300
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
130	Long	Canada 10 Year Bonds	September 2024	$11,366,689	$11,409,743	$ 43,054
73	Long	U.S. Treasury 2 Year Notes	September 2024	14,872,602	14,907,969	35,367
71	Short	U.S. Treasury 5 Year Notes	September 2024	7,591,859	7,567,046	24,813
						$103,234
						Unrealized (Depreciation)
4	Short	Euro Buxl 30 Year Bonds	September 2024	$ 548,753	$ 557,922	$ (9,169)
88	Short	Euro-BUND	September 2024	12,346,334	12,404,348	(58,014)
29	Short	U.S. Treasury 10 Year Notes	September 2024	3,178,984	3,189,547	(10,563)
26	Short	U.S. Treasury Long Bonds	September 2024	3,041,805	3,076,125	(34,320)

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
168	Short	U.S. Treasury Ultra 10 Year Notes	September 2024	$18,991,576	$19,073,250	$ (81,674)
47	Short	U.S. Treasury Ultra Bonds	September 2024	5,814,267	5,891,156	(76,889)
						$(270,629)
		Net Unrealized Appreciation (Depreciation)				$(167,395)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	6,647,000	USD	7,143,465	09/18/2024	$ —	$(1,692)
Goldman Sachs International	BRL	8,177,000	USD	1,505,006	09/18/2024	54,851	—
Natwest Markets PLC	USD	1,114,352	EUR	1,031,000	09/18/2024	—	(6,084)
Unrealized Appreciation (Depreciation)						$54,851	$(7,776)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$203,514,737	$—	$203,514,737
Asset Backed Securities	—	30,489,730	—	30,489,730
Collateralized Mortgage Obligations	—	55,116,423	—	55,116,423
U.S. Government & Agency Obligations	—	462,445,834	—	462,445,834
Foreign Government Obligations	—	13,922,681	—	13,922,681
Municipal Securities	—	3,436,488	—	3,436,488
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	1,385,508	—	—	1,385,508
Repurchase Agreements	—	7,625,000	—	7,625,000
Total Investments at Value	$1,385,508	$776,550,893	$0	$777,936,401
Other Financial Instruments:†
Swaps	$—	$684,491	$—	$684,491
Futures Contracts	103,234	—	—	103,234
Forward Foreign Currency Contracts	—	54,851	—	54,851
Total Other Financial Instruments	$103,234	$739,342	$—	$842,576
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$270,629	$—	$—	$270,629
Forward Foreign Currency Contracts	—	7,776	—	7,776
Total Other Financial Instruments	$270,629	$7,776	$—	$278,405
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 72.0%
Advertising — 3.5%
Trade Desk, Inc., Class A†	12,991	$ 1,268,831
Aerospace/Defense — 0.0%
Joby Aviation, Inc.†	471	2,402
Moog, Inc., Class A	85	14,221
		16,623
Agriculture — 0.1%
Andersons, Inc.	238	11,805
Dole PLC	1,041	12,742
Fresh Del Monte Produce, Inc.	114	2,491
Vital Farms, Inc.†	293	13,703
		40,741
Airlines — 0.1%
SkyWest, Inc.†	423	34,716
Apparel — 0.1%
Crocs, Inc.†	166	24,226
Steven Madden, Ltd.	387	16,370
		40,596
Auto Manufacturers — 3.1%
Blue Bird Corp.†	277	14,916
Tesla, Inc.†	5,710	1,129,895
		1,144,811
Auto Parts & Equipment — 0.1%
Goodyear Tire & Rubber Co.†	1,742	19,772
Phinia, Inc.	650	25,584
Titan International, Inc.†	1,024	7,588
		52,944
Banks — 1.6%
Amalgamated Financial Corp.	517	14,166
Ameris Bancorp	548	27,592
Associated Banc-Corp	215	4,547
Bancorp, Inc.†	238	8,987
Bank of N.T. Butterfield & Son, Ltd.	1,232	43,268
BankUnited, Inc.	189	5,532
Banner Corp.	258	12,807
Business First Bancshares, Inc.	410	8,922
Byline Bancorp, Inc.	93	2,208
Central Pacific Financial Corp.	131	2,777
CNB Financial Corp.	162	3,306
Coastal Financial Corp.†	225	10,382
ConnectOne Bancorp, Inc.	1,045	19,740
Customers Bancorp, Inc.†	312	14,970
Eastern Bankshares, Inc.	1,518	21,222
Enterprise Financial Services Corp.	485	19,841
Equity Bancshares, Inc., Class A	336	11,827
First BanCorp/Puerto Rico	1,473	26,941
First Bancshares, Inc.	367	9,535
First Financial Corp.	162	5,975
First Interstate BancSystem, Inc., Class A	81	2,249
First Merchants Corp.	447	14,881
First Mid Bancshares, Inc.	148	4,866
Glacier Bancorp, Inc.	209	7,800
Hancock Whitney Corp.	83	3,970
Hanmi Financial Corp.	208	3,478
Heartland Financial USA, Inc.	104	4,623
Heritage Commerce Corp.	1,436	12,493
Hilltop Holdings, Inc.	371	11,605
Home BancShares, Inc.	363	8,697
Security Description	Shares or Principal Amount	Value

Banks (continued)
Hope Bancorp, Inc.	556	$ 5,971
Mercantile Bank Corp.	32	1,298
Merchants Bancorp	392	15,892
Mid Penn Bancorp, Inc.	33	724
MidWestOne Financial Group, Inc.	52	1,169
MVB Financial Corp.	15	280
National Bank Holdings Corp., Class A	83	3,241
OFG Bancorp	610	22,844
Old National Bancorp	1,447	24,874
Old Second Bancorp, Inc.	901	13,344
Pathward Financial, Inc.	269	15,217
Peapack-Gladstone Financial Corp.	61	1,382
Pinnacle Financial Partners, Inc.	114	9,125
Popular, Inc.	382	33,780
Preferred Bank	81	6,115
Premier Financial Corp.	110	2,251
QCR Holdings, Inc.	271	16,260
Seacoast Banking Corp. of Florida	82	1,938
South Plains Financial, Inc.	18	486
Southside Bancshares, Inc.	79	2,181
SouthState Corp.	82	6,266
Texas Capital Bancshares, Inc.†	67	4,096
Towne Bank	176	4,800
TriCo Bancshares	237	9,378
UMB Financial Corp.	76	6,340
United Bankshares, Inc.	145	4,704
Unity Bancorp, Inc.	21	621
Veritex Holdings, Inc.	319	6,728
WesBanco, Inc.	144	4,019
Wintrust Financial Corp.	243	23,950
		598,481
Beverages — 0.1%
Vita Coco Co., Inc.†	934	26,012
Biotechnology — 4.7%
ACADIA Pharmaceuticals, Inc.†	761	12,366
Akero Therapeutics, Inc.†	737	17,290
Allogene Therapeutics, Inc.†	1,285	2,994
Amicus Therapeutics, Inc.†	2,333	23,143
ANI Pharmaceuticals, Inc.†	83	5,285
Annexon, Inc.†	4,868	23,853
Arcutis Biotherapeutics, Inc.†	3,618	33,647
Arrowhead Pharmaceuticals, Inc.†	245	6,368
Axsome Therapeutics, Inc.†	420	33,810
Biohaven, Ltd.†	35	1,215
Blueprint Medicines Corp.†	131	14,119
Bridgebio Pharma, Inc.†	137	3,470
Cartesian Therapeutics, Inc.†	895	24,174
Crinetics Pharmaceuticals, Inc.†	635	28,442
Esperion Therapeutics, Inc.†	4,343	9,642
Immunovant, Inc.†	446	11,774
Insmed, Inc.†	424	28,408
Intellia Therapeutics, Inc.†	249	5,573
iTeos Therapeutics, Inc.†	1,290	19,144
Kyverna Therapeutics, Inc.†	617	4,628
MeiraGTx Holdings PLC†	926	3,899
Mersana Therapeutics, Inc.†	3,424	6,882
NeoGenomics, Inc.†	1,744	24,189
OmniAb, Inc. (Earnout Shares 12.50)†(1)	56	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	56	0
Ovid therapeutics, Inc.†	4,227	3,251
PTC Therapeutics, Inc.†	239	7,309
Recursion Pharmaceuticals, Inc., Class A†	2,289	17,168

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Replimune Group, Inc.†	627	$ 5,643
REVOLUTION Medicines, Inc.†	855	33,183
Roivant Sciences, Ltd.†	23,967	253,331
Royalty Pharma PLC, Class A	35,028	923,688
Sage Therapeutics, Inc.†	303	3,291
Sana Biotechnology, Inc.†	7	38
SpringWorks Therapeutics, Inc.†	570	21,472
Sutro Biopharma, Inc.†	68	199
Syndax Pharmaceuticals, Inc.†	735	15,090
Taysha Gene Therapies, Inc.†	8,539	19,127
Travere Therapeutics, Inc.†	888	7,299
Tyra Biosciences, Inc.†	1,049	16,774
Ventyx Biosciences, Inc.†	2,443	5,643
Viking Therapeutics, Inc.†	1,133	60,060
Xencor, Inc.†	201	3,805
		1,740,686
Building Materials — 0.5%
Apogee Enterprises, Inc.	116	7,289
Boise Cascade Co.	135	16,095
Gibraltar Industries, Inc.†	98	6,718
Griffon Corp.	735	46,937
Knife River Corp.†	150	10,521
Modine Manufacturing Co.†	461	46,188
Simpson Manufacturing Co., Inc.	32	5,393
Summit Materials, Inc., Class A†	396	14,497
UFP Industries, Inc.	380	42,560
		196,198
Chemicals — 0.3%
Arcadium Lithium PLC†	428	1,438
Avient Corp.	282	12,309
Cabot Corp.	269	24,718
Ecovyst, Inc.†	162	1,453
H.B. Fuller Co.	186	14,315
Ingevity Corp.†	97	4,240
Innospec, Inc.	73	9,022
Orion SA	1,108	24,310
Tronox Holdings PLC	583	9,147
		100,952
Coal — 0.2%
Alpha Metallurgical Resources, Inc.	78	21,881
Arch Resources, Inc.	85	12,939
CONSOL Energy, Inc.†	34	3,469
Peabody Energy Corp.	97	2,146
SunCoke Energy, Inc.	225	2,205
Warrior Met Coal, Inc.	196	12,303
		54,943
Commercial Services — 3.5%
ABM Industries, Inc.	1,032	52,188
Adtalem Global Education, Inc.†	293	19,986
Adyen NV*†	655	780,879
AMN Healthcare Services, Inc.†	95	4,867
API Group Corp.†	1,182	44,479
Barrett Business Services, Inc.	412	13,501
Block, Inc.†	1,602	103,313
Brink's Co.	186	19,046
CBIZ, Inc.†	312	23,119
Cleanspark, Inc.†	87	1,388
EVERTEC, Inc.	506	16,824
Flywire Corp.†	894	14,653
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Herc Holdings, Inc.	121	$ 16,128
Huron Consulting Group, Inc.†	216	21,276
Information Services Group, Inc.	1,076	3,163
John Wiley & Sons, Inc., Class A	208	8,466
Laureate Education, Inc.	739	11,041
LiveRamp Holdings, Inc.†	726	22,462
Perdoceo Education Corp.	516	11,053
Remitly Global, Inc.†	486	5,890
Repay Holdings Corp.†	248	2,619
Stride, Inc.†	239	16,849
TriNet Group, Inc.	347	34,700
TrueBlue, Inc.†	173	1,782
V2X, Inc.†	585	28,057
Valvoline, Inc.†	345	14,904
Viad Corp.†	95	3,230
		1,295,863
Computers — 1.6%
ASGN, Inc.†	192	16,929
CACI International, Inc., Class A†	77	33,120
Crowdstrike Holdings, Inc., Class A†	913	349,852
Insight Enterprises, Inc.†	201	39,870
Integral Ad Science Holding Corp.†	174	1,691
KBR, Inc.	318	20,396
Qualys, Inc.†	162	23,101
Rapid7, Inc.†	411	17,768
Super Micro Computer, Inc.†	73	59,813
Unisys Corp.†	3,206	13,241
		575,781
Cosmetics/Personal Care — 0.1%
e.l.f. Beauty, Inc.†	163	34,347
Edgewell Personal Care Co.	158	6,350
		40,697
Distribution/Wholesale — 0.2%
Hudson Technologies, Inc.†	90	791
Resideo Technologies, Inc.†	438	8,567
Rush Enterprises, Inc., Class A	644	26,964
ScanSource, Inc.†	190	8,419
WESCO International, Inc.	113	17,913
		62,654
Diversified Financial Services — 3.2%
AssetMark Financial Holdings, Inc.†	64	2,211
BrightSphere Investment Group, Inc.	256	5,676
Enact Holdings, Inc.	793	24,313
Enova International, Inc.†	373	23,219
Federal Agricultural Mtg. Corp., Class C	24	4,340
Intercontinental Exchange, Inc.	6,789	929,346
International Money Express, Inc.†	416	8,670
LendingClub Corp.†	723	6,117
Mr. Cooper Group, Inc.†	384	31,192
PennyMac Financial Services, Inc.	245	23,177
Perella Weinberg Partners	603	9,799
Piper Sandler Cos.	82	18,874
Radian Group, Inc.	736	22,890
StoneX Group, Inc.†	114	8,585
Victory Capital Holdings, Inc., Class A	599	28,590
Virtus Investment Partners, Inc.	132	29,812
		1,176,811
Electric — 0.3%
Clearway Energy, Inc., Class A	149	3,376

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Clearway Energy, Inc., Class C	561	$ 13,851
IDACORP, Inc.	189	17,605
Northwestern Energy Group, Inc.	133	6,661
Portland General Electric Co.	721	31,176
Unitil Corp.	526	27,242
		99,911
Electronics — 0.3%
Atkore, Inc.	312	42,098
Benchmark Electronics, Inc.	645	25,452
Enovix Corp.†	1,244	19,232
OSI Systems, Inc.†	68	9,352
Turtle Beach Corp.†	86	1,233
		97,367
Energy-Alternate Sources — 0.0%
Green Plains, Inc.†	154	2,442
REX American Resources Corp.†	48	2,188
Sunnova Energy International, Inc.†	270	1,507
		6,137
Engineering & Construction — 0.5%
Arcosa, Inc.	357	29,777
Comfort Systems USA, Inc.	170	51,701
Construction Partners, Inc., Class A†	233	12,864
IES Holdings, Inc.†	99	13,794
MYR Group, Inc.†	313	42,477
Primoris Services Corp.	407	20,305
Sterling Infrastructure, Inc.†	218	25,798
		196,716
Entertainment — 0.1%
Accel Entertainment, Inc.†	763	7,828
Everi Holdings, Inc.†	908	7,627
Light & Wonder, Inc.†	108	11,327
Lions Gate Entertainment Corp., Class A†	801	7,546
United Parks & Resorts, Inc.†	126	6,843
		41,171
Environmental Control — 0.1%
Tetra Tech, Inc.	186	38,033
Food — 0.3%
Cal-Maine Foods, Inc.	173	10,572
Chefs' Warehouse, Inc.†	554	21,667
John B. Sanfilippo & Son, Inc.	97	9,425
Simply Good Foods Co.†	373	13,477
Sprouts Farmers Market, Inc.†	362	30,285
SunOpta, Inc.†	1,204	6,502
		91,928
Gas — 0.2%
Chesapeake Utilities Corp.	167	17,735
New Jersey Resources Corp.	236	10,087
Northwest Natural Holding Co.	180	6,500
ONE Gas, Inc.	466	29,754
		64,076
Healthcare-Products — 2.6%
Adaptive Biotechnologies Corp.†	94	340
Alphatec Holdings, Inc.†	639	6,677
AngioDynamics, Inc.†	955	5,778
AtriCure, Inc.†	626	14,254
Atrion Corp.	55	24,884
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Danaher Corp.	2,614	$ 653,108
Inmode, Ltd.†	331	6,037
Inogen, Inc.†	2,430	19,756
Lantheus Holdings, Inc.†	479	38,459
OmniAb, Inc.†	513	1,924
Omnicell, Inc.†	150	4,060
PROCEPT BioRobotics Corp.†	497	30,362
Pulmonx Corp.†	2,717	17,226
Quanterix Corp.†	177	2,338
RxSight, Inc.†	467	28,099
SI-BONE, Inc.†	405	5,237
TransMedics Group, Inc.†	260	39,161
Treace Medical Concepts, Inc.†	324	2,155
Twist Bioscience Corp.†	772	38,044
		937,899
Healthcare-Services — 0.4%
Fulgent Genetics, Inc.†	202	3,963
HealthEquity, Inc.†	441	38,014
Medpace Holdings, Inc.†	125	51,481
National HealthCare Corp.	71	7,697
OPKO Health, Inc.†	3,076	3,845
Oscar Health, Inc., Class A†	1,994	31,545
Surgery Partners, Inc.†	152	3,616
Tenet Healthcare Corp.†	138	18,358
		158,519
Home Builders — 0.4%
Cavco Industries, Inc.†	28	9,693
Century Communities, Inc.	118	9,636
Forestar Group, Inc.†	288	9,213
Green Brick Partners, Inc.†	185	10,589
Installed Building Products, Inc.	90	18,511
KB Home	234	16,422
Landsea Homes Corp.†	567	5,211
M/I Homes, Inc.†	89	10,870
Meritage Homes Corp.	132	21,364
Taylor Morrison Home Corp.†	454	25,170
Tri Pointe Homes, Inc.†	463	17,247
		153,926
Home Furnishings — 0.2%
MillerKnoll, Inc.	1,045	27,682
Sonos, Inc.†	1,485	21,919
Xperi, Inc.†	987	8,103
		57,704
Household Products/Wares — 0.0%
Quanex Building Products Corp.	287	7,936
Insurance — 0.3%
CNO Financial Group, Inc.	327	9,064
Essent Group, Ltd.	437	24,555
Genworth Financial, Inc., Class A†	694	4,192
Jackson Financial, Inc., Class A	319	23,689
NMI Holdings, Inc., Class A†	656	22,330
Palomar Holdings, Inc.†	107	8,683
RLI Corp.	95	13,366
Selective Insurance Group, Inc.	100	9,383
Skyward Specialty Insurance Group, Inc.†	66	2,388
		117,650
Internet — 17.5%
Beyond, Inc.†	303	3,963

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Airbnb, Inc., Class A†	6,304	$ 955,876
Amazon.com, Inc.†	5,253	1,015,142
Blade Air Mobility, Inc.†	1,533	5,335
Cargurus, Inc.†	705	18,471
DoorDash, Inc., Class A†	12,266	1,334,296
Hims & Hers Health, Inc.†	1,647	33,253
Lands' End, Inc.†	117	1,590
Magnite, Inc.†	1,153	15,323
MercadoLibre, Inc.†	423	695,158
Meta Platforms, Inc., Class A	263	132,610
Open Lending Corp.†	2,032	11,339
Opendoor Technologies, Inc.†	2,399	4,414
OptimizeRx Corp.†	308	3,080
Q2 Holdings, Inc.†	197	11,885
QuinStreet, Inc.†	475	7,880
Shopify, Inc., Class A†	19,423	1,282,889
Shutterstock, Inc.	232	8,978
Solo Brands, Inc., Class A†	1,048	2,389
Uber Technologies, Inc.†	11,845	860,895
Upwork, Inc.†	344	3,698
Vivid Seats, Inc., Class A†	909	5,227
Yelp, Inc.†	547	20,212
		6,433,903
Investment Companies — 0.3%
Cannae Holdings, Inc.	350	6,349
Hut 8 Corp.†	1,987	29,785
Marathon Digital Holdings, Inc.†	1,951	38,727
Riot Platforms, Inc.†	3,106	28,389
		103,250
Iron/Steel — 0.1%
ATI, Inc.†	89	4,935
Commercial Metals Co.	777	42,727
		47,662
Leisure Time — 0.1%
Acushnet Holdings Corp.	212	13,458
OneSpaWorld Holdings, Ltd.†	1,155	17,752
		31,210
Lodging — 0.1%
Boyd Gaming Corp.	194	10,689
Hilton Grand Vacations, Inc.†	825	33,355
		44,044
Machinery-Construction & Mining — 0.1%
Bloom Energy Corp., Class A†	259	3,170
Terex Corp.	504	27,640
		30,810
Machinery-Diversified — 0.3%
Applied Industrial Technologies, Inc.	183	35,502
Mueller Water Products, Inc., Class A	1,208	21,648
Thermon Group Holdings, Inc.†	428	13,165
Watts Water Technologies, Inc., Class A	203	37,224
		107,539
Media — 0.1%
Gray Television, Inc.	887	4,612
Liberty Latin America, Ltd., Class C†	2,605	25,060
Thryv Holdings, Inc.†	495	8,821
		38,493
Security Description	Shares or Principal Amount	Value

Metal Fabricate/Hardware — 0.2%
Mueller Industries, Inc.	894	$ 50,904
Northwest Pipe Co.†	83	2,819
Olympic Steel, Inc.	79	3,542
		57,265
Mining — 0.1%
Coeur Mining, Inc.†	418	2,349
Constellium SE†	630	11,876
Hecla Mining Co.	2,002	9,710
Uranium Energy Corp.†	1,912	11,491
		35,426
Miscellaneous Manufacturing — 0.1%
Fabrinet†	203	49,692
Oil & Gas — 0.7%
Chord Energy Corp.	52	8,719
Civitas Resources, Inc.	103	7,107
CNX Resources Corp.†	264	6,415
CVR Energy, Inc.	220	5,889
Delek US Holdings, Inc.	370	9,161
Gulfport Energy Corp.†	27	4,077
Helmerich & Payne, Inc.	64	2,313
Magnolia Oil & Gas Corp., Class A	237	6,006
Matador Resources Co.	272	16,211
Murphy Oil Corp.	647	26,682
Noble Corp. PLC	491	21,923
Ovintiv, Inc.	288	13,499
Patterson-UTI Energy, Inc.	2,313	23,963
PBF Energy, Inc., Class A	255	11,735
Permian Resources Corp.	902	14,567
SM Energy Co.	1,016	43,922
Valaris, Ltd.†	333	24,809
Weatherford International PLC†	152	18,613
		265,611
Oil & Gas Services — 0.3%
ChampionX Corp.	244	8,103
DNOW, Inc.†	1,930	26,499
Liberty Energy, Inc.	1,746	36,474
Oceaneering International, Inc.†	708	16,751
Oil States International, Inc.†	737	3,272
Select Water Solutions, Inc.	945	10,112
		101,211
Packaging & Containers — 0.0%
Greif, Inc., Class A	73	4,196
O-I Glass, Inc.†	540	6,010
		10,206
Pharmaceuticals — 0.5%
Alkermes PLC†	315	7,591
BellRing Brands, Inc.†	186	10,628
Catalyst Pharmaceuticals, Inc.†	589	9,124
Enanta Pharmaceuticals, Inc.†	274	3,554
Kura Oncology, Inc.†	1,019	20,981
Longboard Pharmaceuticals, Inc.†	1,385	37,437
Madrigal Pharmaceuticals, Inc.†	93	26,055
Option Care Health, Inc.†	800	22,160
Protagonist Therapeutics, Inc.†	954	33,056
USANA Health Sciences, Inc.†	67	3,031
Y-mAbs Therapeutics, Inc.†	19	229
		173,846

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pipelines — 0.0%
Equitrans Midstream Corp.	412	$ 5,348
Real Estate — 0.1%
Anywhere Real Estate, Inc.†	562	1,860
Cushman & Wakefield PLC†	1,116	11,607
Newmark Group, Inc., Class A	384	3,928
		17,395
REITS — 3.4%
Agree Realty Corp.	173	10,716
American Assets Trust, Inc.	249	5,573
American Tower Corp.	4,159	808,426
Apple Hospitality REIT, Inc.	934	13,580
Armada Hoffler Properties, Inc.	132	1,464
Brandywine Realty Trust	485	2,173
BrightSpire Capital, Inc.	1,765	10,060
Broadstone Net Lease, Inc.	529	8,395
CareTrust REIT, Inc.	400	10,040
Chatham Lodging Trust	158	1,346
City Office REIT, Inc.	301	1,499
Community Healthcare Trust, Inc.	301	7,040
COPT Defense Properties	1,091	27,308
DiamondRock Hospitality Co.	966	8,163
Easterly Government Properties, Inc.	228	2,820
Empire State Realty Trust, Inc., Class A	658	6,172
Equity Commonwealth†	293	5,684
Essential Properties Realty Trust, Inc.	774	21,448
First Industrial Realty Trust, Inc.	102	4,846
Independence Realty Trust, Inc.	809	15,161
Innovative Industrial Properties, Inc.	112	12,233
InvenTrust Properties Corp.	397	9,830
Kimco Realty Corp.	121	2,355
Kite Realty Group Trust	640	14,323
KKR Real Estate Finance Trust, Inc.	144	1,303
Ladder Capital Corp.	1,911	21,575
LXP Industrial Trust	2,064	18,824
Macerich Co.	808	12,476
MFA Financial, Inc.	581	6,182
Pebblebrook Hotel Trust	91	1,251
Phillips Edison & Co., Inc.	785	25,677
Piedmont Office Realty Trust, Inc., Class A	319	2,313
Plymouth Industrial REIT, Inc.	608	12,999
PotlatchDeltic Corp.	419	16,504
Redwood Trust, Inc.	336	2,181
Retail Opportunity Investments Corp.	1,770	22,001
RLJ Lodging Trust	1,046	10,073
Ryman Hospitality Properties, Inc.	283	28,260
Sabra Health Care REIT, Inc.	1,251	19,265
SITE Centers Corp.	473	6,859
SL Green Realty Corp.	310	17,558
TPG RE Finance Trust, Inc.	659	5,694
UMH Properties, Inc.	165	2,638
Uniti Group, Inc.	642	1,875
Veris Residential, Inc.	199	2,985
Xenia Hotels & Resorts, Inc.	802	11,493
		1,260,641
Retail — 1.8%
Abercrombie & Fitch Co., Class A†	219	38,947
Academy Sports & Outdoors, Inc.	218	11,608
Asbury Automotive Group, Inc.†	102	23,243
Beacon Roofing Supply, Inc.†	262	23,711
BlueLinx Holdings, Inc.†	63	5,865
Security Description	Shares or Principal Amount	Value

Retail (continued)
Boot Barn Holdings, Inc.†	135	$ 17,406
Buckle, Inc.	242	8,939
Caleres, Inc.	104	3,494
Cava Group, Inc.†	182	16,880
Dave & Buster's Entertainment, Inc.†	263	10,470
El Pollo Loco Holdings, Inc.†	331	3,744
EVgo, Inc.†	734	1,798
FirstCash Holdings, Inc.	72	7,551
Floor & Decor Holdings, Inc., Class A†	3,236	321,691
Freshpet, Inc.†	151	19,538
GMS, Inc.†	208	16,767
Group 1 Automotive, Inc.	70	20,810
Haverty Furniture Cos., Inc.	80	2,023
Kura Sushi USA, Inc., Class A†	59	3,722
Patrick Industries, Inc.	102	11,072
Petco Health & Wellness Co., Inc.†	443	1,675
Savers Value Village, Inc.†	520	6,365
Shake Shack, Inc., Class A†	188	16,920
Signet Jewelers, Ltd.	232	20,783
Sweetgreen, Inc., Class A†	514	15,492
Urban Outfitters, Inc.†	415	17,036
Wingstop, Inc.	31	13,102
		660,652
Savings & Loans — 0.1%
Axos Financial, Inc.†	146	8,344
Banc of California, Inc.	1,551	19,822
Capitol Federal Financial, Inc.	304	1,669
OceanFirst Financial Corp.	1,266	20,116
WSFS Financial Corp.	86	4,042
		53,993
Semiconductors — 0.8%
ACM Research, Inc., Class A†	867	19,993
Axcelis Technologies, Inc.†	49	6,967
Cirrus Logic, Inc.†	74	9,447
FormFactor, Inc.†	570	34,502
Impinj, Inc.†	289	45,307
MACOM Technology Solutions Holdings, Inc.†	123	13,711
MaxLinear, Inc.†	1,245	25,074
Onto Innovation, Inc.†	77	16,906
Rambus, Inc.†	596	35,021
Semtech Corp.†	679	20,289
SMART Global Holdings, Inc.†	606	13,859
Ultra Clean Holdings, Inc.†	293	14,357
Veeco Instruments, Inc.†	842	39,330
		294,763
Software — 14.5%
Asana, Inc., Class A†	723	10,115
AvePoint, Inc.†	3,501	36,480
BILL Holdings, Inc.†	6,228	327,717
BlackLine, Inc.†	259	12,549
Box, Inc., Class A†	1,128	29,824
Braze, Inc.†	282	10,953
Cloudflare, Inc., Class A†	19,077	1,580,148
CommVault Systems, Inc.†	360	43,765
Domo, Inc., Class B†	1,338	10,329
Donnelley Financial Solutions, Inc.†	616	36,726
Duolingo, Inc.†	89	18,572
Envestnet, Inc.†	133	8,324
Health Catalyst, Inc.†	2,310	14,761
MicroStrategy, Inc., Class A†	506	697,005
Oddity Tech, Ltd., Class A†	777	30,505

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Procore Technologies, Inc.†	5,209	$ 345,409
ROBLOX Corp., Class A†	27,476	1,022,382
Snowflake, Inc., Class A†	7,495	1,012,500
Sprout Social, Inc., Class A†	164	5,852
SPS Commerce, Inc.†	52	9,784
Veradigm, Inc.†	849	8,065
Workiva, Inc.†	286	20,875
Zeta Global Holdings Corp., Class A†	2,064	36,430
Zuora, Inc., Class A†	447	4,439
		5,333,509
Telecommunications — 0.1%
Aviat Networks, Inc.†	244	7,000
DigitalBridge Group, Inc.	443	6,069
Extreme Networks, Inc.†	276	3,712
Gogo, Inc.†	368	3,540
Iridium Communications, Inc.	118	3,141
Ooma, Inc.†	1,051	10,437
Telephone & Data Systems, Inc.	120	2,488
		36,387
Toys/Games/Hobbies — 0.0%
JAKKS Pacific, Inc.†	97	1,737
Transportation — 2.0%
ArcBest Corp.	130	13,920
Dorian LPG, Ltd.	231	9,693
Hub Group, Inc., Class A	703	30,264
International Seaways, Inc.	392	23,179
Matson, Inc.	180	23,575
Radiant Logistics, Inc.†	865	4,922
Safe Bulkers, Inc.	714	4,155
Scorpio Tankers, Inc.	26	2,113
Teekay Tankers, Ltd., Class A	222	15,276
Union Pacific Corp.	2,638	596,874
		723,971
Water — 0.0%
American States Water Co.	90	6,531
Consolidated Water Co., Ltd.	139	3,689
		10,220
Total Common Stocks (cost $22,777,164)		26,466,097
CORPORATE BONDS & NOTES — 9.0%
Advertising — 0.0%
Lamar Media Corp.
4.88%, 01/15/2029	$ 15,000	14,414
Aerospace/Defense — 0.1%
Boeing Co.
5.93%, 05/01/2060	8,000	7,152
6.30%, 05/01/2029*	5,000	5,070
6.39%, 05/01/2031*	5,000	5,090
L3Harris Technologies, Inc.
5.05%, 06/01/2029	10,000	9,930
5.35%, 06/01/2034	10,000	9,929
Northrop Grumman Corp.
5.15%, 05/01/2040	4,000	3,818
		40,989
Agriculture — 0.1%
BAT Capital Corp.
5.83%, 02/20/2031	5,000	5,070
Security Description	Shares or Principal Amount	Value

Agriculture (continued)
Philip Morris International, Inc.
5.13%, 11/17/2027	$ 5,000	$ 4,999
5.13%, 02/15/2030	15,000	14,946
5.13%, 02/13/2031	5,000	4,947
5.38%, 02/15/2033	5,000	4,965
5.63%, 09/07/2033	5,000	5,043
		39,970
Apparel — 0.1%
Hanesbrands, Inc.
4.88%, 05/15/2026*	15,000	14,675
Tapestry, Inc.
7.05%, 11/27/2025	5,000	5,083
7.35%, 11/27/2028	5,000	5,189
William Carter Co.
5.63%, 03/15/2027*	30,000	29,591
		54,538
Auto Manufacturers — 0.0%
Ford Motor Co.
3.25%, 02/12/2032	10,000	8,264
Banks — 1.8%
Bank of America Corp.
1.90%, 07/23/2031	10,000	8,237
1.92%, 10/24/2031	5,000	4,091
2.57%, 10/20/2032	10,000	8,289
2.59%, 04/29/2031	30,000	25,939
2.69%, 04/22/2032	25,000	21,128
5.47%, 01/23/2035	5,000	4,995
5.93%, 09/15/2027	15,000	15,161
Bank of Montreal
5.51%, 06/04/2031	5,000	5,053
Bank of New York Mellon Corp.
4.98%, 03/14/2030	5,000	4,970
5.19%, 03/14/2035	5,000	4,935
6.32%, 10/25/2029	5,000	5,226
Citigroup, Inc.
1.28%, 11/03/2025	10,000	9,844
5.17%, 02/13/2030	5,000	4,971
Citizens Financial Group, Inc.
5.84%, 01/23/2030	10,000	9,969
6.65%, 04/25/2035	5,000	5,168
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	15,000	12,611
3.81%, 04/23/2029	25,000	23,721
5.73%, 04/25/2030	5,000	5,089
HSBC Holdings PLC
5.89%, 08/14/2027	200,000	201,500
Huntington Bancshares, Inc.
4.44%, 08/04/2028	20,000	19,373
5.71%, 02/02/2035	5,000	4,922
JPMorgan Chase & Co.
2.58%, 04/22/2032	5,000	4,223
3.51%, 01/23/2029	9,000	8,511
3.70%, 05/06/2030	5,000	4,675
4.01%, 04/23/2029	16,000	15,299
5.30%, 07/24/2029	10,000	10,034
5.34%, 01/23/2035	15,000	14,910
5.58%, 04/22/2030	10,000	10,158
6.07%, 10/22/2027	5,000	5,088
M&T Bank Corp.
5.05%, 01/27/2034	18,000	16,659
7.41%, 10/30/2029	20,000	21,043

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Macquarie Group, Ltd.
5.11%, 08/09/2026*	$ 20,000	$ 19,892
Morgan Stanley
1.79%, 02/13/2032	5,000	4,013
2.24%, 07/21/2032	20,000	16,338
2.48%, 01/21/2028	10,000	9,324
4.21%, 04/20/2028	10,000	9,717
5.66%, 04/18/2030	5,000	5,085
PNC Financial Services Group, Inc.
6.04%, 10/28/2033	5,000	5,151
Wells Fargo & Co.
2.57%, 02/11/2031	2,000	1,731
2.88%, 10/30/2030	5,000	4,435
3.00%, 10/23/2026	9,000	8,549
3.35%, 03/02/2033	12,000	10,407
4.81%, 07/25/2028	15,000	14,793
4.90%, 07/25/2033	5,000	4,809
5.39%, 04/24/2034	8,000	7,909
5.50%, 01/23/2035	5,000	4,982
5.57%, 07/25/2029	15,000	15,136
6.49%, 10/23/2034	5,000	5,330
		663,393
Biotechnology — 0.1%
Amgen, Inc.
5.25%, 03/02/2033	15,000	14,956
Royalty Pharma PLC
2.15%, 09/02/2031	15,000	12,023
3.30%, 09/02/2040	5,000	3,614
5.15%, 09/02/2029	5,000	4,958
		35,551
Building Materials — 0.1%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	20,000	18,919
Standard Industries, Inc.
4.38%, 07/15/2030*	20,000	18,071
		36,990
Chemicals — 0.1%
Celanese US Holdings LLC
6.05%, 03/15/2025	5,000	5,006
6.17%, 07/15/2027	5,000	5,075
6.33%, 07/15/2029	5,000	5,142
6.55%, 11/15/2030	10,000	10,450
		25,673
Commercial Services — 0.3%
Block, Inc.
6.50%, 05/15/2032*	15,000	15,201
Global Payments, Inc.
4.95%, 08/15/2027	10,000	9,901
Howard University
2.80%, 10/01/2030	10,000	8,632
2.90%, 10/01/2031	5,000	4,251
Service Corp. International
3.38%, 08/15/2030	25,000	21,757
5.13%, 06/01/2029	15,000	14,575
United Rentals North America, Inc.
4.00%, 07/15/2030	15,000	13,565
5.50%, 05/15/2027	5,000	4,962
		92,844
Security Description	Shares or Principal Amount	Value

Computers — 0.1%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	$ 5,000	$ 4,709
Gartner, Inc.
4.50%, 07/01/2028*	10,000	9,638
Insight Enterprises, Inc.
6.63%, 05/15/2032*	20,000	20,309
		34,656
Diversified Financial Services — 0.3%
Ameriprise Financial, Inc.
5.70%, 12/15/2028	5,000	5,120
Capital One Financial Corp.
1.88%, 11/02/2027	15,000	13,753
3.27%, 03/01/2030	10,000	9,026
6.31%, 06/08/2029	12,000	12,278
Discover Financial Services
7.96%, 11/02/2034	3,000	3,375
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	25,000	21,169
3.63%, 09/01/2028*	20,000	18,853
Synchrony Financial
4.88%, 06/13/2025	15,000	14,849
		98,423
Electric — 1.3%
AES Corp.
3.30%, 07/15/2025*	5,000	4,874
Alabama Power Co.
3.45%, 10/01/2049	15,000	10,695
4.15%, 08/15/2044	5,000	4,122
Ameren Corp.
5.00%, 01/15/2029	15,000	14,849
American Electric Power Co., Inc.
6.95%, 12/15/2054	10,000	9,948
Arizona Public Service Co.
5.55%, 08/01/2033	10,000	9,914
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	5,000	4,940
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	5,000	4,378
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	5,000	3,296
5.38%, 05/15/2034	5,000	5,025
Dominion Energy, Inc.
3.38%, 04/01/2030	5,000	4,516
5.38%, 11/15/2032	13,000	12,887
6.30%, 03/15/2033	5,000	5,184
Duke Energy Carolinas LLC
2.55%, 04/15/2031	5,000	4,259
Duke Energy Corp.
2.55%, 06/15/2031	10,000	8,372
4.30%, 03/15/2028	5,000	4,851
5.45%, 06/15/2034	5,000	4,942
5.80%, 06/15/2054	5,000	4,857
Duke Energy Indiana LLC
2.75%, 04/01/2050	10,000	6,050
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	5,000	4,816
Duke Energy Progress LLC
3.70%, 10/15/2046	5,000	3,705
4.00%, 04/01/2052	5,000	3,797
4.38%, 03/30/2044	10,000	8,308

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Edison International
4.13%, 03/15/2028	$ 5,000	$ 4,776
6.95%, 11/15/2029	15,000	15,948
Emera, Inc.
6.75%, 06/15/2076	3,000	2,977
Evergy, Inc.
2.45%, 09/15/2024	5,000	4,965
Eversource Energy
3.38%, 03/01/2032	8,000	6,865
4.60%, 07/01/2027	10,000	9,793
5.13%, 05/15/2033	10,000	9,600
5.50%, 01/01/2034	5,000	4,905
Georgia Power Co.
5.25%, 03/15/2034	5,000	4,984
Monongahela Power Co.
5.85%, 02/15/2034*	5,000	5,089
National Grid PLC
5.60%, 06/12/2028	5,000	5,049
National Rural Utilities Cooperative Finance Corp.
5.80%, 01/15/2033	5,000	5,138
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	5,000	4,263
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	3,000	2,951
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	10,000	9,717
NSTAR Electric Co.
5.40%, 06/01/2034	5,000	5,004
Oglethorpe Power Corp.
4.50%, 04/01/2047	5,000	4,068
Ohio Edison Co.
5.50%, 01/15/2033*	5,000	4,970
Oncor Electric Delivery Co. LLC
5.65%, 11/15/2033	10,000	10,258
Pacific Gas & Electric Co.
2.50%, 02/01/2031	8,000	6,595
4.55%, 07/01/2030	10,000	9,477
5.25%, 03/01/2052	5,000	4,286
5.45%, 06/15/2027	10,000	10,005
5.90%, 06/15/2032	5,000	5,004
6.10%, 01/15/2029	5,000	5,117
6.15%, 01/15/2033	20,000	20,318
Public Service Electric & Gas Co.
5.45%, 03/01/2054	3,000	2,958
Public Service Enterprise Group, Inc.
5.20%, 04/01/2029	5,000	4,986
6.13%, 10/15/2033	10,000	10,390
Puget Energy, Inc.
2.38%, 06/15/2028	5,000	4,463
3.65%, 05/15/2025	2,000	1,961
4.10%, 06/15/2030	7,000	6,440
4.22%, 03/15/2032	10,000	8,963
Sempra
3.70%, 04/01/2029	4,000	3,746
5.40%, 08/01/2026	10,000	9,991
Southern California Edison Co.
2.25%, 06/01/2030	5,000	4,240
5.15%, 06/01/2029	5,000	4,995
5.20%, 06/01/2034	10,000	9,764
5.75%, 04/15/2054	5,000	4,893
5.88%, 12/01/2053	10,000	9,976
Security Description	Shares or Principal Amount	Value

Electric (continued)
Southern Co.
3.25%, 07/01/2026	$ 10,000	$ 9,614
Southwestern Electric Power Co.
5.30%, 04/01/2033	15,000	14,533
Virginia Electric & Power Co.
5.00%, 04/01/2033	5,000	4,867
5.00%, 01/15/2034	10,000	9,720
Wisconsin Power & Light Co.
5.38%, 03/30/2034	5,000	4,967
Xcel Energy, Inc.
1.75%, 03/15/2027	20,000	18,196
4.60%, 06/01/2032	3,000	2,805
		483,175
Electronics — 0.0%
Sensata Technologies BV
5.00%, 10/01/2025*	10,000	10,082
Engineering & Construction — 0.1%
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	45,000	44,060
Entertainment — 0.1%
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	5,000	4,618
4.28%, 03/15/2032	5,000	4,364
WMG Acquisition Corp.
3.88%, 07/15/2030*	25,000	22,315
		31,297
Environmental Control — 0.1%
Clean Harbors, Inc.
4.88%, 07/15/2027*	30,000	29,038
Republic Services, Inc.
1.45%, 02/15/2031	5,000	3,964
5.20%, 11/15/2034	5,000	4,964
Veralto Corp.
5.35%, 09/18/2028*	10,000	10,042
		48,008
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	10,000	9,828
Tyson Foods, Inc.
5.40%, 03/15/2029	5,000	5,006
5.70%, 03/15/2034	5,000	4,981
		19,815
Gas — 0.2%
Brooklyn Union Gas Co.
4.63%, 08/05/2027*	20,000	19,380
6.39%, 09/15/2033*	5,000	5,108
KeySpan Gas East Corp.
5.99%, 03/06/2033*	2,000	2,013
NiSource, Inc.
3.49%, 05/15/2027	10,000	9,540
5.35%, 04/01/2034	10,000	9,808
Southern California Gas Co.
5.20%, 06/01/2033	7,000	6,911
5.60%, 04/01/2054	17,000	16,687
		69,447

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/2028	$ 10,000	$ 10,120
6.30%, 02/15/2030	10,000	10,224
		20,344
Healthcare-Products — 0.2%
Avantor Funding, Inc.
4.63%, 07/15/2028*	20,000	19,032
Hologic, Inc.
4.63%, 02/01/2028*	15,000	14,351
Smith & Nephew PLC
5.40%, 03/20/2034	5,000	4,923
Solventum Corp.
5.40%, 03/01/2029*	10,000	9,969
Teleflex, Inc.
4.63%, 11/15/2027	10,000	9,657
		57,932
Healthcare-Services — 0.3%
Centene Corp.
3.38%, 02/15/2030	10,000	8,876
4.63%, 12/15/2029	30,000	28,375
Elevance Health, Inc.
5.38%, 06/15/2034	10,000	10,047
HCA, Inc.
3.38%, 03/15/2029	10,000	9,192
5.60%, 04/01/2034	7,000	6,958
Humana, Inc.
5.38%, 04/15/2031	10,000	9,947
Kaiser Foundation Hospitals
3.00%, 06/01/2051	7,000	4,666
UnitedHealth Group, Inc.
2.75%, 05/15/2040	10,000	7,185
3.50%, 08/15/2039	2,000	1,616
5.38%, 04/15/2054	10,000	9,714
5.88%, 02/15/2053	2,000	2,077
		98,653
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	5,000	4,788
5.75%, 01/15/2028*	15,000	14,868
		19,656
Insurance — 0.2%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	5,000	4,966
Aon North America, Inc.
5.45%, 03/01/2034	10,000	9,956
Athene Global Funding
2.65%, 10/04/2031*	20,000	16,435
2.72%, 01/07/2029*	8,000	7,097
Athene Holding, Ltd.
5.88%, 01/15/2034	5,000	4,947
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	16,000	14,165
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	4,000	3,716
Reinsurance Group of America, Inc.
5.75%, 09/15/2034	5,000	4,982
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Willis North America, Inc.
4.65%, 06/15/2027	$ 20,000	$ 19,650
		85,914
Internet — 0.1%
Gen Digital, Inc.
5.00%, 04/15/2025*	15,000	14,896
6.75%, 09/30/2027*	15,000	15,190
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	26,000	25,458
		55,544
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	30,000	27,514
New Mountain Finance Corp.
6.88%, 02/01/2029	5,000	4,881
		32,395
Leisure Time — 0.0%
Carnival Corp.
4.00%, 08/01/2028*	10,000	9,391
Machinery-Diversified — 0.1%
AGCO Corp.
5.45%, 03/21/2027	5,000	5,012
5.80%, 03/21/2034	10,000	9,961
Otis Worldwide Corp.
2.57%, 02/15/2030	10,000	8,777
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	5,000	5,027
		28,777
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	25,000	21,164
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/2061	5,000	2,920
3.90%, 06/01/2052	7,000	4,390
4.20%, 03/15/2028	7,000	6,615
5.05%, 03/30/2029	5,000	4,808
5.13%, 07/01/2049	8,000	6,141
5.75%, 04/01/2048	2,000	1,672
6.55%, 06/01/2034	15,000	15,005
Comcast Corp.
2.89%, 11/01/2051	9,000	5,615
2.99%, 11/01/2063	3,000	1,761
3.25%, 11/01/2039	8,000	6,157
Cox Communications, Inc.
2.60%, 06/15/2031*	8,000	6,608
Discovery Communications LLC
3.95%, 03/20/2028	15,000	14,018
Paramount Global
4.38%, 03/15/2043	10,000	6,630
5.25%, 04/01/2044	5,000	3,641
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	10,000	9,033
4.13%, 07/01/2030*	15,000	12,812
Time Warner Cable LLC
4.50%, 09/15/2042	5,000	3,659
5.88%, 11/15/2040	10,000	8,677
		141,326

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Mining — 0.2%
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	$ 5,000	$ 4,469
5.88%, 04/15/2030*	10,000	9,769
6.13%, 04/15/2032*	5,000	4,943
Glencore Funding LLC
5.37%, 04/04/2029*	15,000	14,930
5.63%, 04/04/2034*	10,000	9,847
6.38%, 10/06/2030*	10,000	10,423
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	5,000	5,299
		59,680
Oil & Gas — 0.5%
Apache Corp.
4.88%, 11/15/2027	10,000	9,707
BP Capital Markets America, Inc.
4.81%, 02/13/2033	15,000	14,542
4.89%, 09/11/2033	5,000	4,862
4.99%, 04/10/2034	5,000	4,891
5.23%, 11/17/2034	5,000	4,963
ConocoPhillips Co.
3.80%, 03/15/2052	5,000	3,732
4.03%, 03/15/2062	2,000	1,501
5.55%, 03/15/2054	5,000	4,920
5.70%, 09/15/2063	5,000	4,968
Diamondback Energy, Inc.
6.25%, 03/15/2033	5,000	5,230
Ecopetrol SA
4.63%, 11/02/2031	12,000	9,821
4.63%, 11/02/2031	5,000	4,091
8.38%, 01/19/2036	15,000	14,734
8.63%, 01/19/2029	10,000	10,526
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	10,000	8,474
8.50%, 09/30/2033*	5,000	4,725
Equinor ASA
3.63%, 04/06/2040	10,000	8,097
Hess Corp.
7.13%, 03/15/2033	11,000	12,347
7.30%, 08/15/2031	3,000	3,344
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	20,000	18,697
Ovintiv, Inc.
7.38%, 11/01/2031	10,000	10,894
Phillips 66 Co.
5.30%, 06/30/2033	10,000	9,881
Shell International Finance BV
2.88%, 11/26/2041	5,000	3,563
3.25%, 04/06/2050	5,000	3,471
TotalEnergies Capital SA
5.64%, 04/05/2064	5,000	4,951
Viper Energy, Inc.
5.38%, 11/01/2027*	15,000	14,718
		201,650
Packaging & Containers — 0.1%
Ball Corp.
6.00%, 06/15/2029	30,000	30,161
Pharmaceuticals — 0.1%
AbbVie, Inc.
4.95%, 03/15/2031	5,000	4,987
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
5.55%, 02/22/2054	$ 5,000	$ 4,929
Cigna Group
1.25%, 03/15/2026	3,000	2,801
5.00%, 05/15/2029	5,000	4,980
CVS Health Corp.
2.70%, 08/21/2040	5,000	3,322
4.13%, 04/01/2040	3,000	2,424
5.05%, 03/25/2048	5,000	4,308
		27,751
Pipelines — 0.4%
Cheniere Energy Partners LP
4.50%, 10/01/2029	5,000	4,763
Columbia Pipelines Holding Co. LLC
5.68%, 01/15/2034*	5,000	4,919
6.04%, 08/15/2028*	10,000	10,227
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	5,000	5,107
6.54%, 11/15/2053*	5,000	5,268
Enbridge, Inc.
2.50%, 08/01/2033	5,000	3,968
5.30%, 04/05/2029	5,000	5,008
5.63%, 04/05/2034	10,000	9,984
5.70%, 03/08/2033	15,000	15,118
Energy Transfer LP
6.05%, 12/01/2026	5,000	5,064
6.40%, 12/01/2030	8,000	8,412
EQM Midstream Partners LP
4.13%, 12/01/2026	10,000	9,638
Hess Midstream Operations LP
4.25%, 02/15/2030*	5,000	4,590
6.50%, 06/01/2029*	10,000	10,138
MPLX LP
5.50%, 06/01/2034	10,000	9,848
ONEOK, Inc.
3.40%, 09/01/2029	2,000	1,835
6.10%, 11/15/2032	3,000	3,101
Targa Resources Corp.
5.20%, 07/01/2027	10,000	9,981
6.15%, 03/01/2029	10,000	10,322
Western Midstream Operating LP
4.75%, 08/15/2028	5,000	4,887
		142,178
Private Equity — 0.0%
Brookfield Finance, Inc.
5.68%, 01/15/2035	10,000	9,893
REITS — 0.3%
American Tower Corp.
1.45%, 09/15/2026	5,000	4,588
2.40%, 03/15/2025	10,000	9,761
3.80%, 08/15/2029	5,000	4,647
Brandywine Operating Partnership LP
8.88%, 04/12/2029	5,000	5,208
Crown Castle, Inc.
4.80%, 09/01/2028	10,000	9,789
5.00%, 01/11/2028	7,000	6,914
5.60%, 06/01/2029	7,000	7,060
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/2028	5,000	5,003
Piedmont Operating Partnership LP
6.88%, 07/15/2029	5,000	4,940

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Regency Centers LP
5.25%, 01/15/2034	$ 5,000	$ 4,870
SBA Tower Trust
2.84%, 01/15/2050*	25,000	24,561
VICI Properties LP
4.95%, 02/15/2030	7,000	6,753
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029*	5,000	4,732
		98,826
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*	25,000	23,415
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	7,000	6,632
AutoZone, Inc.
4.75%, 08/01/2032	5,000	4,800
5.40%, 07/15/2034	5,000	4,945
6.55%, 11/01/2033	5,000	5,368
FirstCash, Inc.
4.63%, 09/01/2028*	20,000	18,794
5.63%, 01/01/2030*	15,000	14,207
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	4,000	3,860
		82,021
Semiconductors — 0.1%
Intel Corp.
3.05%, 08/12/2051	10,000	6,343
5.15%, 02/21/2034	5,000	4,938
Marvell Technology, Inc.
2.45%, 04/15/2028	5,000	4,512
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	6,000	5,984
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 06/01/2027	15,000	14,671
Qorvo, Inc.
3.38%, 04/01/2031*	5,000	4,286
		40,734
Software — 0.3%
Adobe, Inc.
4.80%, 04/04/2029	10,000	10,011
Fair Isaac Corp.
4.00%, 06/15/2028*	20,000	18,708
MSCI, Inc.
3.63%, 11/01/2031*	5,000	4,387
Open Text Corp.
3.88%, 12/01/2029*	25,000	22,389
6.90%, 12/01/2027*	7,000	7,265
Oracle Corp.
2.30%, 03/25/2028	15,000	13,561
3.60%, 04/01/2040	5,000	3,843
3.85%, 04/01/2060	18,000	12,370
4.10%, 03/25/2061	3,000	2,149
4.90%, 02/06/2033	5,000	4,850
SS&C Technologies, Inc.
5.50%, 09/30/2027*	25,000	24,618
		124,151
Telecommunications — 0.1%
AT&T, Inc.
2.55%, 12/01/2033	5,000	3,976
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
3.80%, 12/01/2057	$ 7,000	$ 4,890
Cisco Systems, Inc.
4.95%, 02/26/2031	5,000	4,996
5.35%, 02/26/2064	5,000	4,866
Nokia Oyj
6.63%, 05/15/2039	5,000	4,988
T-Mobile USA, Inc.
2.05%, 02/15/2028	6,000	5,389
2.40%, 03/15/2029	5,000	4,422
5.05%, 07/15/2033	5,000	4,891
5.75%, 01/15/2034	5,000	5,140
		43,558
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	25,000	24,719
4.00%, 07/15/2025*	5,000	4,914
4.40%, 07/01/2027*	15,000	14,592
5.75%, 05/24/2026*	5,000	5,012
		49,237
Total Corporate Bonds & Notes (cost $3,432,828)		3,311,361
ASSET BACKED SECURITIES — 1.7%
Auto Loan Receivables — 0.4%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	10,000	10,018
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class B 5.43%, 08/15/2028	5,000	4,978
Series 2023-1, Class B 6.80%, 08/15/2029	10,000	10,142
Carvana Auto Receivables Trust
Series 2022-P2, Class A3 4.13%, 04/12/2027	13,456	13,331
Citizens Auto Receivables Trust
Series 2024-1, Class A4 5.03%, 10/15/2030*	5,000	4,970
DT Auto Owner Trust
Series 2023-2A, Class B 5.41%, 02/15/2029*	10,000	9,948
Series 2023-3A, Class B 6.07%, 03/15/2028*	10,000	10,039
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*	1,835	1,833
Series 2020-1A, Class D 2.73%, 12/15/2025*	1,709	1,698
Flagship Credit Auto Trust
Series 2022-3, Class B 4.69%, 07/17/2028*	10,000	9,866
Series 2023-2, Class B 5.21%, 05/15/2028*	10,000	9,902
Series 2023-3, Class B 5.64%, 07/16/2029*	10,000	9,982
Ford Credit Auto Owner Trust
Series 2022-D, Class B 5.98%, 06/15/2028	20,000	20,243
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	5,000	4,968

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Series 2023-3, Class B 5.61%, 07/17/2028	$ 10,000	$ 10,008
Series 2023-6, Class B 5.98%, 04/16/2029	5,000	5,054
SBNA Auto Lease Trust
Series 2024-A, Class A4 5.24%, 01/22/2029*	5,000	4,992
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	3,435	3,416
		145,388
Home Equity — 0.1%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 7.03%, (TSFR1M+1.69%), 10/25/2034	392	387
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 5.66%, (TSFR1M+0.31%), 02/25/2037	6,351	2,946
Renaissance Home Equity Loan Trust
Series 2007-1, Class AF5 5.91%, 04/25/2037(2)	60,263	16,073
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.96%, (TSFR1M+0.61%), 11/25/2036	35,779	33,732
		53,138
Other Asset Backed Securities — 1.2%
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	25,000	25,014
Series 2022-1A, Class A2 6.35%, 10/15/2047*	25,000	25,139
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	5,000	4,938
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	5,000	5,027
Dllad LLC
Series 2024-1A, Class A3 5.30%, 07/20/2029*	5,000	5,017
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	47,375	46,237
GreatAmerica Leasing Receivables
Series 2024-1, Class B 5.18%, 12/16/2030*	5,000	4,972
MMAF Equipment Finance LLC
Series 2023-A, Class A3 5.54%, 12/13/2029*	15,000	15,108
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 5.59%, (TSFR1M+0.24%), 05/25/2037	13,288	9,783
Subway Funding LLC
Series 2024-1A, Class A2I 6.03%, 07/30/2054*	25,000	25,222
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	37,335	32,371
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.76%, (TSFR3M+1.43%), 07/20/2032*	$ 248,904	$ 249,055
		447,883
Total Asset Backed Securities (cost $653,058)		646,409
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.9%
Commercial and Residential — 3.0%
Angel Oak Mtg. Trust
Series 2022-1, Class A1 2.88%, 12/25/2066*(2)	38,330	34,584
Angel Oak Mtg. Trust VRS
Series 2021-5, Class A1 0.95%, 07/25/2066*(3)	24,179	20,331
Series 2020-R1, Class A1 0.99%, 04/25/2053*(3)	7,513	6,926
Series 2021-2, Class A1 0.99%, 04/25/2066*(3)	18,796	15,605
Series 2021-4, Class A1 1.04%, 01/20/2065*(3)	23,529	19,107
Series 2021-3, Class A1 1.07%, 05/25/2066*(3)	21,341	17,782
Series 2020-3, Class A1 1.69%, 04/25/2065*(3)	8,338	7,658
ARZ Trust
Series 2024-BILT, Class B 6.07%, 06/11/2029*	10,000	10,036
BANK
Series 2019-BN17, Class A4 3.71%, 04/15/2052	35,000	32,604
Series 2024-BNK47, Class A5 5.72%, 06/15/2057	20,000	20,570
BANK VRS
Series 2018-BN14, Class XA 0.65%, 09/15/2060(3)(4)	857,758	13,705
BBCMS Mtg. Trust
Series 2024-C26, Class A5 5.83%, 05/15/2057	15,000	15,614
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 5.24%, 02/25/2036(3)	6,742	5,878
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.60%, 07/15/2051(3)(4)	109,789	1,519
Series 2018-B1, Class XA 0.66%, 01/15/2051(3)(4)	67,647	981
Series 2019-B10, Class XA 1.39%, 03/15/2062(3)(4)	92,609	4,430
Series 2020-B22, Class XA 1.62%, 01/15/2054(3)(4)	99,161	7,348
BMO Mtg. Trust
Series 2024-C9, Class A5 5.76%, 07/15/2057	19,000	19,570
BPR Trust FRS
Series 2022-STAR, Class A 8.56%, (TSFR1M+3.23%), 08/15/2039*	10,000	10,009
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(2)	7,688	7,284
BX Trust FRS
Series 2022-PSB, Class A 7.78%, (TSFR1M+2.45%), 08/15/2039*	7,980	7,967

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Citigroup Commercial Mtg. Trust
Series 2015-GC29, Class A4 3.19%, 04/10/2048	$ 50,000	$ 48,923
Series 2015-P1, Class A5 3.72%, 09/15/2048	50,000	48,747
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 5.43%, (H15T1Y+2.4%), 03/25/2036	3,439	3,140
COLT Mtg. Loan Trust VRS
Series 2021-2, Class A3 1.34%, 08/25/2066*(3)	10,435	8,557
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	35,000	34,528
Series 2014-CR21, Class A3 3.53%, 12/10/2047	28,284	27,718
Series 2014-UBS5, Class A4 3.84%, 09/10/2047	36,923	36,775
Series 2013-300P, Class A1 4.35%, 08/10/2030*	100,000	94,133
Connecticut Avenue Securities Trust FRS
Series 2024-R02, Class 1M2 7.14%, (SOFR30A+1.80%), 02/25/2044*	10,000	10,095
Series 2019-HRP1, Class M2 7.60%, (SOFR30A+2.26%), 11/25/2039*	1,569	1,569
Series 2022-R05, Class 2M2 8.34%, (SOFR30A+3.00%), 04/25/2042*	24,996	25,880
Series 2021-R01, Class 1B1 8.44%, (SOFR30A+3.10%), 10/25/2041*	18,800	19,349
Series 2023-R05, Class 1M2 8.44%, (SOFR30A+3.10%), 06/25/2043*	10,000	10,567
Series 2022-R01, Class 1B1 8.49%, (SOFR30A+3.15%), 12/25/2041*	20,000	20,685
Series 2017-C01, Class 1M2 9.00%, (SOFR30A+3.66%), 07/25/2029	3,181	3,289
Series 2016-C07, Class 2M2 9.80%, (SOFR30A+4.46%), 05/25/2029	5,514	5,789
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	3,668	1,746
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	9,002	8,820
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.84%, 06/15/2057(3)(4)	261,811	590
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	40,000	37,836
Series 2016-C1, Class ASB 3.04%, 05/10/2049	8,676	8,492
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 6.64%, 05/25/2035(3)	5,442	4,850
GS Mtg. Securities Corp. Trust
Series 2014-GC26, Class AAB 3.37%, 11/10/2047	1,090	1,088
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.46%, 07/10/2051(3)(4)	971,703	12,105
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 4.31%, 03/25/2047(3)	$ 2,176	$ 1,301
Series 2006-AR1, Class 2A1 4.62%, 01/25/2036(3)	2,729	2,455
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 6.00%, (TSFR1M+0.38%), 05/25/2035	3,258	2,948
JPMBB Commercial Mtg. Securities Trust
Series 2015-C29, Class A4 3.61%, 05/15/2048	39,000	38,208
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	30,000	27,859
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	10,000	8,828
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A1, Class 2A1 5.85%, 12/25/2034(3)	1,081	1,039
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(3)	4,796	4,731
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.02%, 12/15/2047(3)(4)	49,023	14
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	5,188	1,833
MortgageIT Trust FRS
Series 2005-4, Class A1 6.02%, (TSFR1M+0.67%), 10/25/2035	3,989	3,852
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class XA 1.14%, 12/15/2056(3)(4)	13,145	846
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 6.21%, (TSFR1M+0.86%), 01/25/2048*	16,103	15,681
Series 2017-5A, Class A1 6.96%, (TSFR1M+1.61%), 06/25/2057*	12,371	12,447
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(3)	24,503	22,450
Series 2017-4A, Class A1 4.00%, 05/25/2057*(3)	16,147	15,165
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS
Series 2006-AF1, Class 3A1 5.05%, 06/25/2036(3)	11,171	7,964
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(3)	1,969	1,724
Sequoia Mtg. Trust VRS
Series 2007-1, Class 2A1 4.51%, 02/20/2047(3)	7,710	5,995
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	30,000	27,141
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(3)	29,674	23,742

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(3)	$ 14,676	$ 14,022
Series 2017-6, Class A1 2.75%, 10/25/2057*(3)	15,167	14,621
Tyson Corner Mtg. Trust VRS
Series 2023-CRNR, Class A 6.80%, 12/10/2033*(3)	15,000	15,479
Verus Securitization Trust VRS
Series 2021-3, Class A1 1.05%, 06/25/2066*(3)	47,443	39,791
Wells Fargo Commercial Mtg. Trust
Series 2015-P2, Class A4 3.81%, 12/15/2048	35,000	34,056
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 6.36%, 10/25/2036(3)	1,800	1,570
		1,100,541
U.S. Government Agency — 0.9%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	40,000	38,106
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.64%, 01/25/2034(3)(4)	99,365	3,185
Series K064, Class X1 0.73%, 03/25/2027(3)(4)	111,570	1,531
Series K114, Class X1 1.21%, 06/25/2030(3)(4)	99,242	5,343
Series K104, Class X1 1.24%, 01/25/2030(3)(4)	97,592	4,864
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	494	489
Series 3964, Class MD 2.00%, 01/15/2041	39	38
Series 5170, Class DP 2.00%, 07/25/2050	18,193	15,367
Series 4961, Class JB 2.50%, 12/15/2042	8,025	7,152
Series 3883, Class PB 3.00%, 05/15/2041	2,418	2,258
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	4,063	3,622
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 8.24%, (SOFR30A+2.90%), 04/25/2042*	10,000	10,393
Series 2023-DNA2, Class M1B 8.59%, (SOFR30A+3.25%), 04/25/2043*	10,000	10,588
Series 2021-HQA3, Class B1 8.69%, (SOFR30A+3.35%), 09/25/2041*	20,000	20,581
Series 2022-DNA4, Class M1B 8.69%, (SOFR30A+3.35%), 05/25/2042*	10,000	10,498
Series 2023-HQA2, Class M1B 8.69%, (SOFR30A+3.35%), 06/25/2043*	20,000	21,150
Series 2021-DNA6, Class B1 8.74%, (SOFR30A+3.40%), 10/25/2041*	20,000	20,713
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2023-HQA1, Class M1B 8.84%, (SOFR30A+3.50%), 05/25/2043*	$ 15,000	$ 15,907
Series 2021-DNA7, Class B1 8.99%, (SOFR30A+3.65%), 11/25/2041*	10,000	10,433
Series 2022-DNA6, Class M1B 9.04%, (SOFR30A+3.70%), 09/25/2042*	10,000	10,649
Series 2022-DNA5, Class M1B 9.84%, (SOFR30A+4.50%), 06/25/2042*	15,000	16,272
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	1,405	1,366
Series 2013-16, Class A 1.75%, 01/25/2040	1,264	1,231
Series 2011-117, Class MA 2.00%, 08/25/2040	151	149
Series 2012-21, Class PQ 2.00%, 09/25/2041	1,398	1,286
Series 2012-18, Class GA 2.00%, 12/25/2041	2,590	2,340
Series 2015-5, Class EP 2.00%, 06/25/2043	4,813	4,470
Series 2016-11, Class GA 2.50%, 03/25/2046	3,617	3,268
Series 2019-54, Class KC 2.50%, 09/25/2049	13,003	11,760
Series 2015-48, Class QB 3.00%, 02/25/2043	2,670	2,559
Series 2016-38, Class NA 3.00%, 01/25/2046	1,458	1,319
Series 2017-16, Class PB 3.00%, 03/25/2047	10,000	8,466
Series 2017-34, Class JK 3.00%, 05/25/2047	1,421	1,358
Series 2019-45, Class PT 3.00%, 08/25/2049	5,291	4,675
Series 2012-52, Class PA 3.50%, 05/25/2042	2,475	2,326
Series 2017-26, Class CG 3.50%, 07/25/2044	2,062	2,017
Series 2018-23, Class LA 3.50%, 04/25/2048	5,348	4,934
Series 2019-14, Class CA 3.50%, 04/25/2049	5,106	4,788
Series 2017-35, Class AH 3.50%, 04/25/2053	2,313	2,259
Series 2017-84, Class KA 3.50%, 04/25/2053	2,505	2,417
Series 2018-70, Class HA 3.50%, 10/25/2056	4,181	4,006
Series 2019-12, Class HA 3.50%, 11/25/2057	4,965	4,642
Series 2017-49, Class JA 4.00%, 07/25/2053	2,208	2,163
Series 2022-90, Class AY 4.50%, 12/25/2041	25,000	23,423
Federal National Mtg. Assoc. REMIC VRS
Series 2020-M2, Class X 0.39%, 01/25/2030(3)(4)	294,248	3,166
Series 2019-M21, Class X3 1.27%, 06/25/2034(3)(4)	121,816	6,706
Government National Mtg. Assoc.
Series 2013-37, Class LG 2.00%, 01/20/2042	2,278	2,168

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2005-74, Class HB 7.50%, 09/16/2035	$ 11	$ 11
Series 2005-74, Class HC 7.50%, 09/16/2035	355	361
		338,773
Total Collateralized Mortgage Obligations (cost $1,579,168)		1,439,314
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.0%
U.S. Government — 5.4%
United States Treasury Bonds
1.25%, 05/15/2050	209,000	103,586
1.38%, 08/15/2050	35,000	17,912
2.25%, 08/15/2046 to 02/15/2052	175,000	115,029
2.88%, 08/15/2045(5)(6)	715,000	543,037
3.00%, 08/15/2052	115,000	86,515
3.13%, 08/15/2044	30,000	23,975
3.63%, 05/15/2053	33,000	28,082
4.13%, 08/15/2053	145,000	135,026
United States Treasury Bonds TIPS
0.25%, 02/15/2050(7)	121,942	74,413
0.63%, 02/15/2043(7)	6,818	5,118
0.75%, 02/15/2045(7)	39,941	29,908
1.38%, 02/15/2044(7)	13,452	11,526
United States Treasury Notes
3.38%, 05/15/2033	140,000	129,746
3.50%, 04/30/2030	170,000	162,536
4.00%, 02/15/2034	150,000	145,594
4.13%, 11/15/2032	30,000	29,495
4.50%, 11/15/2033	55,000	55,507
United States Treasury Notes TIPS
1.75%, 01/15/2034(7)	300,870	291,917
		1,988,922
U.S. Government Agency — 7.6%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051	116,152	91,225
2.50%, 01/01/2028 to 12/01/2051	350,672	286,724
3.50%, 03/01/2042 to 08/01/2048	21,544	19,521
4.00%, 09/01/2040	666	629
4.50%, 01/01/2039 to 08/01/2052	66,389	62,602
5.00%, 09/01/2052	78,680	76,203
5.50%, 07/01/2034	1,271	1,278
6.50%, 05/01/2029	125	128
7.50%, 04/01/2028	75	75
Federal Home Loan Mtg. Corp. FRS
5.74%, (RFUCCT6M+1.49%), 02/01/2037	119	120
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051	347,656	273,671
2.50%, 02/01/2043	23,866	20,229
2.97%, 06/01/2030	40,000	36,290
3.00%, 01/01/2028	1,220	1,173
3.50%, 08/01/2026 to 11/01/2050	87,984	79,072
4.00%, 11/01/2025	49	49
4.50%, 01/01/2039 to 12/01/2052	128,666	121,669
5.00%, 05/01/2035 to 09/01/2052	85,769	83,235
5.50%, 12/01/2029 to 06/01/2038	28,201	28,286
6.00%, 12/01/2033 to 06/01/2040	1,565	1,590
6.50%, 10/01/2037	43	43
7.00%, 06/01/2037	1,117	1,163
Federal National Mtg. Assoc. FRS
6.07%, (RFUCCT1Y+1.82%), 10/01/2040	224	232
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
6.27%, (RFUCCT1Y+1.57%), 05/01/2037		$ 206	$ 210
Government National Mtg. Assoc.
2.00%, July 30 TBA		90,000	72,823
2.50%, 07/20/2051		126,150	106,034
3.00%, 04/20/2051 to 05/20/2051		96,501	84,278
3.00%, July 30 TBA		170,000	148,099
3.50%, July 30 TBA		140,000	125,694
4.00%, 09/15/2041		88,707	82,995
4.50%, 06/15/2041 to 09/20/2052		90,005	85,913
6.00%, 11/15/2031		11,352	11,422
7.00%, 05/15/2033		1,281	1,312
Uniform Mtg. Backed Securities
1.50%, July 15 TBA		115,000	98,307
2.00%, July 30 TBA		85,000	66,466
3.00%, July 30 TBA		85,000	72,296
4.00%, July 30 TBA		175,000	160,118
4.50%, July 30 TBA		144,000	135,748
5.50%, July 30 TBA		355,000	350,105
			2,787,027
Total U.S. Government & Agency Obligations (cost $5,401,159)			4,775,949
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	204,000	32,952
Government of Hungary
1.63%, 04/28/2032	EUR	30,000	26,462
Government of Romania
2.63%, 12/02/2040*	EUR	25,000	17,363
2.75%, 04/14/2041	EUR	20,000	13,907
5.88%, 01/30/2029*		12,000	11,923
Republic of Peru
3.00%, 01/15/2034		5,000	4,050
United Mexican States
4.75%, 03/08/2044		26,000	20,826
6.05%, 01/11/2040		6,000	5,795
Total Foreign Government Obligations (cost $170,345)			133,278
MUNICIPAL SECURITIES — 0.4%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		5,000	4,843
6.32%, 11/01/2029		15,000	15,032
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		5,000	4,232
County of Riverside, CA Revenue Bonds
3.12%, 02/15/2029		25,000	23,092
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		25,000	23,994
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		10,000	10,262
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		4,000	4,353
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035		20,000	19,158

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	$ 25,000	$ 26,679
State of California General Obligation Bonds
7.30%, 10/01/2039	5,000	5,720
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	9,700	9,689
Total Municipal Securities (cost $156,062)		147,054
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	7,000	2
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/06/2025; Strike Price: CNY 7.69; Counterparty: Goldman Sachs International)	4,914,805	7,726
Over the Counter call option on the USD vs. CNY (Expiration Date: 03/25/2024; Strike Price: CNY 7.78; Counterparty: JPMorgan Chase Bank, N.A.)	4,989,507	10,508
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/12/2024; Strike Price: CNY 7.79; Counterparty: JPMorgan Chase Bank, N.A.)	4,536,657	5
Total Purchased Options (cost $58,559)		18,239
Total Long-Term Investment Securities (cost $34,228,343)		36,937,703
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%(8) (cost $117,274)	117,274	117,274
REPURCHASE AGREEMENTS — 0.4%
Bank of America Securities LLC Joint Repurchase Agreement(9)	30,000	30,000
Barclays Capital, Inc. Joint Repurchase Agreement(9)	25,000	25,000
BNP Paribas SA Joint Repurchase Agreement(9)	25,000	25,000
Deutsche Bank AG Joint Repurchase Agreement(9)	30,000	30,000
RBS Securities, Inc. Joint Repurchase Agreement(9)	45,000	45,000
Total Repurchase Agreements (cost $155,000)		155,000
TOTAL INVESTMENTS (cost $34,500,617)	101.2%	37,209,977
Other assets less liabilities	(1.2)	(440,327)
NET ASSETS	100.0%	$36,769,650
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Growth Portfolio has no right to demand registration of these securities. At June 30, 2024, the aggregate value of these securities was $2,950,927 representing 8.0% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2024.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	The rate shown is the 7-day yield as of June 30, 2024.
(9)	See Note 2 for details of Joint Repurchase Agreements.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at June 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	105,000	USD	Fixed 1.560%	12-Month SOFR	Annual	Annual	Dec 2051	$(598)	$40,003	$39,405
Centrally Cleared	20,000	USD	Fixed 2.880	12-Month SOFR	Annual	Annual	Mar 2053	212	2,863	3,075
Centrally Cleared	55,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	170	7,434	7,604
Centrally Cleared	20,000	USD	Fixed 3.743	12-Month SOFR	Annual	Annual	Jun 2035	—	130	130
Centrally Cleared	45,000	USD	Fixed 3.873	12-Month SOFR	Annual	Annual	Jun 2035	—	(170)	(170)
Centrally Cleared	15,000	USD	Fixed 3.878	12-Month SOFR	Annual	Annual	Jun 2035	—	(62)	(62)
Centrally Cleared	30,000	USD	Fixed 3.671	12-Month SOFR	Annual	Annual	Jun 2035	—	364	364
Centrally Cleared	35,000	USD	Fixed 3.657	12-Month SOFR	Annual	Annual	Jun 2035	(2)	467	465
Centrally Cleared	15,000	USD	Fixed 3.655	12-Month SOFR	Annual	Annual	Jun 2035	—	202	202
Centrally Cleared	20,000	USD	Fixed 3.647	12-Month SOFR	Annual	Annual	Jun 2035	—	282	282
								$(218)	$51,513	$51,295
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
4	Long	Canada 10 Year Bonds	September 2024	$350,113	$351,069	$ 956
3	Long	Euro-Schatz	September 2024	338,161	339,599	1,438
1	Long	U.S. Treasury 10 Year Notes	September 2024	109,014	109,984	970
2	Long	U.S. Treasury 2 Year Notes	September 2024	407,414	408,437	1,023
2	Long	U.S. Treasury 5 Year Notes	September 2024	212,016	213,157	1,141
						$5,528
						Unrealized (Depreciation)
2	Long	E-Mini Russell 2000 Index	September 2024	$206,647	$206,500	$ (147)
1	Long	U.S. Treasury Ultra 10 Year Notes	September 2024	114,197	113,531	(666)
3	Short	Euro-BUND	September 2024	420,926	422,875	(1,949)
						$(2,762)
		Net Unrealized Appreciation (Depreciation)				$2,766
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	62,000	USD	66,631	09/18/2024	$ —	$(16)
Goldman Sachs International	BRL	191,000	USD	35,154	09/18/2024	1,281	—
Natwest Markets PLC	USD	6,485	EUR	6,000	09/18/2024	—	(35)
Unrealized Appreciation (Depreciation)						$1,281	$(51)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$1,740,686	$—	$0	$1,740,686
Other Industries	24,725,411	—	—	24,725,411
Corporate Bonds & Notes	—	3,311,361	—	3,311,361
Asset Backed Securities	—	646,409	—	646,409
Collateralized Mortgage Obligations	—	1,439,314	—	1,439,314
U.S. Government & Agency Obligations	—	4,775,949	—	4,775,949
Foreign Government Obligations	—	133,278	—	133,278
Municipal Securities	—	147,054	—	147,054
Escrows and Litigation Trusts	—	2	—	2
Purchased Options	—	18,239	—	18,239
Short-Term Investments	117,274	—	—	117,274
Repurchase Agreements	—	155,000	—	155,000
Total Investments at Value	$26,583,371	$10,626,606	$0	$37,209,977
Other Financial Instruments:†
Swaps	$—	$51,745	$—	$51,745
Futures Contracts	5,528	—	—	5,528
Forward Foreign Currency Contracts	—	1,281	—	1,281
Total Other Financial Instruments	$5,528	$53,026	$—	$58,554
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$232	$—	$232
Futures Contracts	2,762	—	—	2,762
Forward Foreign Currency Contracts	—	51	—	51
Total Other Financial Instruments	$2,762	$283	$—	$3,045
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 27.0%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 5,000	$ 4,397
4.88%, 01/15/2029	35,000	33,633
		38,030
Aerospace/Defense — 0.3%
Boeing Co.
3.60%, 05/01/2034	5,000	4,023
3.75%, 02/01/2050	5,000	3,272
5.93%, 05/01/2060	20,000	17,881
6.30%, 05/01/2029*	10,000	10,141
6.39%, 05/01/2031*	10,000	10,181
L3Harris Technologies, Inc.
5.05%, 06/01/2029	15,000	14,894
5.35%, 06/01/2034	20,000	19,857
Northrop Grumman Corp.
5.15%, 05/01/2040	15,000	14,317
		94,566
Agriculture — 0.3%
BAT Capital Corp.
5.83%, 02/20/2031	15,000	15,212
Philip Morris International, Inc.
5.13%, 02/15/2030	30,000	29,892
5.13%, 02/13/2031	10,000	9,894
5.38%, 02/15/2033	8,000	7,943
5.63%, 09/07/2033	22,000	22,190
		85,131
Apparel — 0.5%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	29,349
Tapestry, Inc.
7.05%, 11/27/2025	10,000	10,166
7.35%, 11/27/2028	15,000	15,568
7.70%, 11/27/2030	5,000	5,225
William Carter Co.
5.63%, 03/15/2027*	90,000	88,772
		149,080
Banks — 4.4%
Bank of America Corp.
1.90%, 07/23/2031	10,000	8,237
1.92%, 10/24/2031	40,000	32,724
2.30%, 07/21/2032	20,000	16,373
2.57%, 10/20/2032	40,000	33,154
2.59%, 04/29/2031	30,000	25,938
2.69%, 04/22/2032	75,000	63,384
2.97%, 02/04/2033	15,000	12,694
5.47%, 01/23/2035	10,000	9,990
5.93%, 09/15/2027	30,000	30,323
Bank of Montreal
5.51%, 06/04/2031	15,000	15,159
Bank of New York Mellon Corp.
4.98%, 03/14/2030	10,000	9,940
5.19%, 03/14/2035	15,000	14,806
6.32%, 10/25/2029	15,000	15,678
Citigroup, Inc.
1.28%, 11/03/2025	30,000	29,531
5.17%, 02/13/2030	10,000	9,942
Citizens Financial Group, Inc.
5.84%, 01/23/2030	30,000	29,906
6.65%, 04/25/2035	10,000	10,336
Security Description	Shares or Principal Amount	Value

Banks (continued)
Deutsche Bank AG
2.13%, 11/24/2026	$ 150,000	$ 142,350
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	22,000	18,497
3.81%, 04/23/2029	30,000	28,465
4.02%, 10/31/2038	10,000	8,504
4.48%, 08/23/2028	40,000	39,093
5.73%, 04/25/2030	15,000	15,266
Huntington Bancshares, Inc.
5.71%, 02/02/2035	10,000	9,845
JPMorgan Chase & Co.
2.58%, 04/22/2032	10,000	8,446
3.70%, 05/06/2030	35,000	32,726
4.01%, 04/23/2029	73,000	69,800
5.30%, 07/24/2029	25,000	25,084
5.34%, 01/23/2035	35,000	34,791
5.58%, 04/22/2030	20,000	20,317
6.07%, 10/22/2027	15,000	15,262
M&T Bank Corp.
5.05%, 01/27/2034	30,000	27,765
7.41%, 10/30/2029	55,000	57,869
Morgan Stanley
1.79%, 02/13/2032	35,000	28,089
2.24%, 07/21/2032	25,000	20,423
2.48%, 01/21/2028	10,000	9,324
5.16%, 04/20/2029	5,000	4,984
5.45%, 07/20/2029	5,000	5,031
5.66%, 04/18/2030	15,000	15,254
6.41%, 11/01/2029	10,000	10,434
PNC Financial Services Group, Inc.
5.68%, 01/22/2035	5,000	5,027
6.04%, 10/28/2033	10,000	10,303
Wells Fargo & Co.
2.57%, 02/11/2031	14,000	12,117
3.00%, 10/23/2026	15,000	14,249
3.35%, 03/02/2033	25,000	21,680
4.90%, 07/25/2033	30,000	28,856
5.39%, 04/24/2034	10,000	9,886
5.50%, 01/23/2035	15,000	14,947
5.57%, 07/25/2029	35,000	35,317
6.49%, 10/23/2034	15,000	15,991
		1,184,107
Biotechnology — 0.4%
Amgen, Inc.
5.25%, 03/02/2030	5,000	5,037
5.25%, 03/02/2033	47,000	46,863
Royalty Pharma PLC
2.15%, 09/02/2031	13,000	10,420
2.20%, 09/02/2030	10,000	8,334
3.55%, 09/02/2050	20,000	13,424
5.15%, 09/02/2029	10,000	9,916
5.40%, 09/02/2034	5,000	4,866
		98,860
Building Materials — 0.4%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	52,028
Standard Industries, Inc.
3.38%, 01/15/2031*	10,000	8,425
4.38%, 07/15/2030*	50,000	45,176

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials (continued)
Trane Technologies Financing, Ltd.
5.10%, 06/13/2034	$ 5,000	$ 4,983
		110,612
Chemicals — 0.2%
Celanese US Holdings LLC
6.17%, 07/15/2027	15,000	15,224
6.33%, 07/15/2029	15,000	15,427
6.55%, 11/15/2030	20,000	20,900
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,216
		55,767
Commercial Services — 0.7%
Block, Inc.
6.50%, 05/15/2032*	45,000	45,602
ERAC USA Finance LLC
5.00%, 02/15/2029*	5,000	4,987
Howard University
2.80%, 10/01/2030	15,000	12,949
2.90%, 10/01/2031	10,000	8,502
3.48%, 10/01/2041	15,000	10,668
Service Corp. International
3.38%, 08/15/2030	50,000	43,515
5.13%, 06/01/2029	77,000	74,818
		201,041
Computers — 0.3%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	15,000	14,126
Gartner, Inc.
4.50%, 07/01/2028*	25,000	24,094
Insight Enterprises, Inc.
6.63%, 05/15/2032*	45,000	45,696
		83,916
Diversified Financial Services — 0.6%
Capital One Financial Corp.
1.88%, 11/02/2027	50,000	45,845
3.27%, 03/01/2030	10,000	9,026
5.25%, 07/26/2030	5,000	4,912
6.31%, 06/08/2029	10,000	10,232
7.62%, 10/30/2031	15,000	16,513
Discover Financial Services
7.96%, 11/02/2034	10,000	11,249
Intercontinental Exchange, Inc.
3.63%, 09/01/2028*	59,000	55,616
		153,393
Electric — 4.2%
AES Corp.
3.30%, 07/15/2025*	15,000	14,623
Alabama Power Co.
3.45%, 10/01/2049	15,000	10,695
4.15%, 08/15/2044	20,000	16,490
Ameren Corp.
5.00%, 01/15/2029	40,000	39,598
American Electric Power Co., Inc.
6.95%, 12/15/2054	20,000	19,896
Arizona Public Service Co.
5.55%, 08/01/2033	5,000	4,957
6.35%, 12/15/2032	10,000	10,496
Security Description	Shares or Principal Amount	Value

Electric (continued)
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	$ 15,000	$ 14,819
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,383
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	9,887
5.38%, 05/15/2034	10,000	10,050
Dominion Energy, Inc.
3.38%, 04/01/2030	15,000	13,549
5.38%, 11/15/2032	16,000	15,861
Duke Energy Carolinas LLC
2.55%, 04/15/2031	15,000	12,776
Duke Energy Corp.
2.55%, 06/15/2031	15,000	12,558
4.85%, 01/05/2029	10,000	9,874
5.00%, 08/15/2052	5,000	4,344
5.45%, 06/15/2034	15,000	14,826
5.80%, 06/15/2054	5,000	4,857
Duke Energy Indiana LLC
2.75%, 04/01/2050	30,000	18,150
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	10,000	9,632
Duke Energy Progress LLC
3.70%, 10/15/2046	22,000	16,303
4.00%, 04/01/2052	10,000	7,594
4.38%, 03/30/2044	15,000	12,462
Edison International
5.25%, 11/15/2028	20,000	19,825
6.95%, 11/15/2029	45,000	47,843
Emera, Inc.
6.75%, 06/15/2076	10,000	9,924
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,253
Evergy, Inc.
2.45%, 09/15/2024	15,000	14,894
2.90%, 09/15/2029	5,000	4,466
Eversource Energy
5.13%, 05/15/2033	35,000	33,598
5.50%, 01/01/2034	10,000	9,811
5.95%, 02/01/2029	5,000	5,109
FirstEnergy Pennsylvania Electric Co.
3.60%, 06/01/2029*	5,000	4,650
Georgia Power Co.
4.30%, 03/15/2042	12,000	10,180
5.25%, 03/15/2034	5,000	4,984
Monongahela Power Co.
5.85%, 02/15/2034*	10,000	10,179
National Grid PLC
5.60%, 06/12/2028	5,000	5,049
National Rural Utilities Cooperative Finance Corp.
5.80%, 01/15/2033	5,000	5,138
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	15,000	12,789
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	18,000	16,582
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	25,000	24,293
NSTAR Electric Co.
5.40%, 06/01/2034	15,000	15,013
Oglethorpe Power Corp.
4.50%, 04/01/2047	15,000	12,203
Ohio Edison Co.
5.50%, 01/15/2033*	10,000	9,940

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Oncor Electric Delivery Co. LLC
5.65%, 11/15/2033	$ 15,000	$ 15,387
Pacific Gas & Electric Co.
2.50%, 02/01/2031	25,000	20,608
4.55%, 07/01/2030	40,000	37,906
5.25%, 03/01/2052	10,000	8,573
5.90%, 06/15/2032	30,000	30,022
6.10%, 01/15/2029	10,000	10,235
6.15%, 01/15/2033	30,000	30,476
6.40%, 06/15/2033	5,000	5,164
Public Service Electric & Gas Co.
5.45%, 03/01/2054	10,000	9,860
Public Service Enterprise Group, Inc.
5.20%, 04/01/2029	5,000	4,986
5.45%, 04/01/2034	5,000	4,956
6.13%, 10/15/2033	20,000	20,780
Puget Energy, Inc.
2.38%, 06/15/2028	15,000	13,388
4.10%, 06/15/2030	31,000	28,521
4.22%, 03/15/2032	18,000	16,134
Sempra
3.70%, 04/01/2029	4,000	3,746
5.40%, 08/01/2026	15,000	14,986
Southern California Edison Co.
2.25%, 06/01/2030	5,000	4,240
2.85%, 08/01/2029	2,000	1,796
5.15%, 06/01/2029	10,000	9,991
5.20%, 06/01/2034	25,000	24,411
5.75%, 04/15/2054	5,000	4,893
5.88%, 12/01/2053	15,000	14,963
5.95%, 11/01/2032	5,000	5,167
Southern Co.
3.25%, 07/01/2026	25,000	24,035
3.70%, 04/30/2030	5,000	4,610
5.20%, 06/15/2033	15,000	14,726
Southwestern Electric Power Co.
5.30%, 04/01/2033	40,000	38,755
Virginia Electric & Power Co.
2.45%, 12/15/2050	5,000	2,801
5.00%, 04/01/2033	25,000	24,336
5.00%, 01/15/2034	25,000	24,299
5.35%, 01/15/2054	5,000	4,718
Wisconsin Power & Light Co.
5.38%, 03/30/2034	10,000	9,934
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	50,040
4.60%, 06/01/2032	13,000	12,156
		1,148,002
Electronics — 0.1%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	20,164
Engineering & Construction — 0.6%
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	160,000	156,657
Entertainment — 0.4%
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	10,000	9,235
4.28%, 03/15/2032	15,000	13,093
5.05%, 03/15/2042	15,000	12,201
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
WMG Acquisition Corp.
3.75%, 12/01/2029*	$ 5,000	$ 4,529
3.88%, 07/15/2030*	65,000	58,020
		97,078
Environmental Control — 0.4%
Clean Harbors, Inc.
4.88%, 07/15/2027*	85,000	82,275
Republic Services, Inc.
1.45%, 02/15/2031	5,000	3,964
5.20%, 11/15/2034	10,000	9,927
Veralto Corp.
5.35%, 09/18/2028*	20,000	20,084
		116,250
Food — 0.2%
Conagra Brands, Inc.
4.85%, 11/01/2028	15,000	14,742
Tyson Foods, Inc.
5.40%, 03/15/2029	20,000	20,026
5.70%, 03/15/2034	10,000	9,962
		44,730
Gas — 0.5%
Brooklyn Union Gas Co.
6.39%, 09/15/2033*	20,000	20,430
KeySpan Gas East Corp.
5.99%, 03/06/2033*	5,000	5,034
NiSource, Inc.
3.49%, 05/15/2027	20,000	19,081
3.60%, 05/01/2030	19,000	17,436
5.35%, 04/01/2034	15,000	14,712
Southern California Gas Co.
5.20%, 06/01/2033	15,000	14,810
5.60%, 04/01/2054	35,000	34,355
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	5,000	5,124
		130,982
Hand/Machine Tools — 0.2%
Regal Rexnord Corp.
6.05%, 04/15/2028	41,000	41,493
6.30%, 02/15/2030	10,000	10,223
		51,716
Healthcare-Products — 0.5%
Avantor Funding, Inc.
4.63%, 07/15/2028*	50,000	47,580
Hologic, Inc.
4.63%, 02/01/2028*	44,000	42,097
Smith & Nephew PLC
5.40%, 03/20/2034	10,000	9,845
Solventum Corp.
5.40%, 03/01/2029*	25,000	24,924
5.45%, 03/13/2031*	5,000	4,937
		129,383
Healthcare-Services — 0.9%
Centene Corp.
2.45%, 07/15/2028	5,000	4,439
4.63%, 12/15/2029	80,000	75,666
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,589

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
Elevance Health, Inc.
5.38%, 06/15/2034	$ 20,000	$ 20,095
HCA, Inc.
3.38%, 03/15/2029	25,000	22,980
5.60%, 04/01/2034	20,000	19,879
Humana, Inc.
5.38%, 04/15/2031	25,000	24,867
Kaiser Foundation Hospitals
2.81%, 06/01/2041	5,000	3,615
3.00%, 06/01/2051	15,000	9,998
UnitedHealth Group, Inc.
2.75%, 05/15/2040	26,000	18,681
3.50%, 08/15/2039	10,000	8,080
4.95%, 05/15/2062	5,000	4,449
5.38%, 04/15/2054	20,000	19,429
6.05%, 02/15/2063	5,000	5,262
		242,029
Home Builders — 0.2%
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	19,000	18,194
5.75%, 01/15/2028*	37,000	36,674
		54,868
Insurance — 0.6%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	10,000	9,933
Aon North America, Inc.
5.45%, 03/01/2034	25,000	24,890
Athene Global Funding
2.65%, 10/04/2031*	45,000	36,978
2.72%, 01/07/2029*	19,000	16,854
Athene Holding, Ltd.
5.88%, 01/15/2034	15,000	14,842
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	31,000	27,445
Equitable Holdings, Inc.
4.35%, 04/20/2028	5,000	4,833
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	11,000	10,219
Reinsurance Group of America, Inc.
5.75%, 09/15/2034	15,000	14,946
		160,940
Internet — 0.5%
Gen Digital, Inc.
5.00%, 04/15/2025*	45,000	44,689
6.75%, 09/30/2027*	20,000	20,254
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	82,000	80,289
		145,232
Investment Companies — 0.3%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	68,785
New Mountain Finance Corp.
6.88%, 02/01/2029	5,000	4,881
		73,666
Lodging — 0.0%
Las Vegas Sands Corp.
6.20%, 08/15/2034	5,000	5,010
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 0.2%
AGCO Corp.
5.45%, 03/21/2027	$ 10,000	$ 10,024
5.80%, 03/21/2034	20,000	19,922
Ingersoll Rand, Inc.
5.70%, 08/14/2033	5,000	5,112
Otis Worldwide Corp.
2.57%, 02/15/2030	24,000	21,064
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	5,000	5,027
		61,149
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	59,260
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	10,000	8,173
3.50%, 03/01/2042	5,000	3,326
3.85%, 04/01/2061	5,000	2,920
3.90%, 06/01/2052	10,000	6,271
5.75%, 04/01/2048	10,000	8,361
6.55%, 06/01/2034	45,000	45,015
Comcast Corp.
2.89%, 11/01/2051	20,000	12,478
3.20%, 07/15/2036	10,000	8,080
3.25%, 11/01/2039	19,000	14,622
5.65%, 06/01/2054	10,000	9,983
Cox Communications, Inc.
2.60%, 06/15/2031*	23,000	18,997
Paramount Global
4.38%, 03/15/2043	22,000	14,585
5.25%, 04/01/2044	15,000	10,924
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	15,000	13,550
4.13%, 07/01/2030*	40,000	34,165
Time Warner Cable LLC
4.50%, 09/15/2042	13,000	9,515
5.88%, 11/15/2040	45,000	39,045
		319,270
Mining — 0.4%
Glencore Funding LLC
5.37%, 04/04/2029*	25,000	24,884
5.63%, 04/04/2034*	35,000	34,462
6.38%, 10/06/2030*	25,000	26,058
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	15,000	15,897
		101,301
Oil & Gas — 1.9%
Apache Corp.
4.88%, 11/15/2027	30,000	29,120
BP Capital Markets America, Inc.
4.81%, 02/13/2033	30,000	29,084
4.89%, 09/11/2033	22,000	21,393
4.99%, 04/10/2034	10,000	9,783
5.23%, 11/17/2034	10,000	9,925
Cenovus Energy, Inc.
2.65%, 01/15/2032	5,000	4,135
ConocoPhillips Co.
4.03%, 03/15/2062	15,000	11,257
5.55%, 03/15/2054	5,000	4,920
5.70%, 09/15/2063	20,000	19,872

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Diamondback Energy, Inc.
5.40%, 04/18/2034	$ 5,000	$ 4,950
6.25%, 03/15/2033	10,000	10,459
Ecopetrol SA
4.63%, 11/02/2031	27,000	22,098
4.63%, 11/02/2031	5,000	4,091
8.38%, 01/19/2036	50,000	49,112
8.63%, 01/19/2029	20,000	21,051
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	30,000	25,422
8.50%, 09/30/2033*	5,000	4,725
Equinor ASA
3.63%, 04/06/2040	10,000	8,097
3.70%, 04/06/2050	5,000	3,797
Hess Corp.
7.13%, 03/15/2033	18,000	20,204
7.30%, 08/15/2031	15,000	16,721
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	46,741
Ovintiv, Inc.
6.63%, 08/15/2037	5,000	5,205
7.38%, 11/01/2031	36,000	39,220
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	5,000	4,860
7.15%, 10/01/2033	5,000	5,296
Phillips 66 Co.
5.30%, 06/30/2033	20,000	19,763
Shell International Finance BV
2.88%, 11/26/2041	10,000	7,127
3.00%, 11/26/2051	5,000	3,274
3.25%, 04/06/2050	13,000	9,025
TotalEnergies Capital SA
5.64%, 04/05/2064	20,000	19,804
Viper Energy, Inc.
5.38%, 11/01/2027*	27,000	26,492
		517,023
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.
5.00%, 11/15/2029*	5,000	4,962
Packaging & Containers — 0.4%
Ball Corp.
6.00%, 06/15/2029	80,000	80,430
Graphic Packaging International LLC
4.75%, 07/15/2027*	40,000	39,034
		119,464
Pharmaceuticals — 0.3%
AbbVie, Inc.
4.95%, 03/15/2031	10,000	9,974
5.40%, 03/15/2054	5,000	4,944
Bristol-Myers Squibb Co.
5.55%, 02/22/2054	10,000	9,859
Cigna Group
5.00%, 05/15/2029	25,000	24,898
CVS Health Corp.
2.70%, 08/21/2040	15,000	9,966
4.13%, 04/01/2040	5,000	4,039
5.05%, 03/25/2048	15,000	12,924
		76,604
Security Description	Shares or Principal Amount	Value

Pipelines — 1.2%
Cheniere Energy Partners LP
4.50%, 10/01/2029	$ 10,000	$ 9,526
Columbia Pipelines Holding Co. LLC
5.68%, 01/15/2034*	15,000	14,759
6.04%, 08/15/2028*	15,000	15,341
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	15,000	15,322
6.04%, 11/15/2033*	10,000	10,219
6.54%, 11/15/2053*	10,000	10,537
Enbridge, Inc.
2.50%, 08/01/2033	5,000	3,968
5.30%, 04/05/2029	10,000	10,016
5.63%, 04/05/2034	20,000	19,967
5.70%, 03/08/2033	40,000	40,315
Energy Transfer LP
6.05%, 12/01/2026	20,000	20,255
6.40%, 12/01/2030	20,000	21,030
EQM Midstream Partners LP
4.13%, 12/01/2026	30,000	28,915
Hess Midstream Operations LP
4.25%, 02/15/2030*	5,000	4,590
6.50%, 06/01/2029*	30,000	30,413
MPLX LP
5.50%, 06/01/2034	25,000	24,620
ONEOK, Inc.
6.10%, 11/15/2032	19,000	19,637
Targa Resources Corp.
6.13%, 03/15/2033	7,000	7,189
6.15%, 03/01/2029	5,000	5,161
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	5,000	4,505
Western Midstream Operating LP
4.75%, 08/15/2028	15,000	14,660
		330,945
Private Equity — 0.1%
Brookfield Finance, Inc.
5.68%, 01/15/2035	25,000	24,732
REITS — 0.8%
American Tower Corp.
1.45%, 09/15/2026	15,000	13,764
2.40%, 03/15/2025	10,000	9,761
2.70%, 04/15/2031	5,000	4,229
3.80%, 08/15/2029	10,000	9,295
Brandywine Operating Partnership LP
8.88%, 04/12/2029	10,000	10,416
Crown Castle, Inc.
4.80%, 09/01/2028	30,000	29,366
5.00%, 01/11/2028	20,000	19,755
5.60%, 06/01/2029	5,000	5,043
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	5,000	4,926
5.75%, 06/01/2028	5,000	5,003
NNN REIT, Inc.
5.50%, 06/15/2034	5,000	4,953
Piedmont Operating Partnership LP
6.88%, 07/15/2029	15,000	14,820
Regency Centers LP
5.25%, 01/15/2034	20,000	19,478
SBA Tower Trust
2.84%, 01/15/2050*	40,000	39,297

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
VICI Properties LP
4.95%, 02/15/2030	$ 21,000	$ 20,260
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029*	5,000	4,732
		215,098
Retail — 0.5%
AutoZone, Inc.
4.75%, 08/01/2032	14,000	13,441
5.40%, 07/15/2034	10,000	9,890
6.55%, 11/01/2033	10,000	10,736
FirstCash, Inc.
4.63%, 09/01/2028*	50,000	46,984
5.63%, 01/01/2030*	40,000	37,884
Home Depot, Inc.
5.30%, 06/25/2054	5,000	4,882
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	8,000	7,721
		131,538
Semiconductors — 0.3%
Intel Corp.
3.05%, 08/12/2051	9,000	5,709
5.15%, 02/21/2034	10,000	9,875
5.70%, 02/10/2053	3,000	2,949
5.90%, 02/10/2063	7,000	6,985
Marvell Technology, Inc.
2.45%, 04/15/2028	10,000	9,025
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	15,000	14,960
5.55%, 12/01/2028	10,000	10,133
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	17,144
		76,780
Software — 1.2%
Adobe, Inc.
4.80%, 04/04/2029	25,000	25,027
Constellation Software, Inc.
5.46%, 02/16/2034*	5,000	5,001
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	56,124
MSCI, Inc.
3.63%, 11/01/2031*	20,000	17,548
Open Text Corp.
3.88%, 12/01/2029*	65,000	58,212
6.90%, 12/01/2027*	15,000	15,568
Oracle Corp.
2.30%, 03/25/2028	25,000	22,602
2.95%, 04/01/2030	5,000	4,447
3.60%, 04/01/2040	6,000	4,612
3.85%, 04/01/2060	54,000	37,110
4.10%, 03/25/2061	5,000	3,581
4.90%, 02/06/2033	15,000	14,550
SS&C Technologies, Inc.
5.50%, 09/30/2027*	60,000	59,082
		323,464
Telecommunications — 0.4%
AT&T, Inc.
2.55%, 12/01/2033	5,000	3,976
3.55%, 09/15/2055	23,000	15,506
4.50%, 05/15/2035	5,000	4,605
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Cisco Systems, Inc.
4.95%, 02/26/2031	$ 15,000	$ 14,987
5.35%, 02/26/2064	10,000	9,733
Nokia Oyj
6.63%, 05/15/2039	15,000	14,963
T-Mobile USA, Inc.
2.05%, 02/15/2028	16,000	14,371
3.88%, 04/15/2030	5,000	4,674
5.05%, 07/15/2033	20,000	19,566
5.75%, 01/15/2034	10,000	10,281
		112,662
Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	35,000	34,607
4.00%, 07/15/2025*	10,000	9,827
5.35%, 03/30/2029*	5,000	4,997
5.75%, 05/24/2026*	15,000	15,036
6.05%, 08/01/2028*	5,000	5,121
		69,588
Total Corporate Bonds & Notes (cost $7,626,113)		7,315,790
ASSET BACKED SECURITIES — 8.1%
Auto Loan Receivables — 2.0%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	20,000	20,036
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	62,257	62,120
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class B 5.43%, 08/15/2028	15,000	14,933
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	71,108	71,078
Citizens Auto Receivables Trust
Series 2024-1, Class A4 5.03%, 10/15/2030*	15,000	14,911
DT Auto Owner Trust
Series 2023-2A, Class B 5.41%, 02/15/2029*	15,000	14,922
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*	5,873	5,864
Series 2020-1A, Class D 2.73%, 12/15/2025*	4,272	4,246
Series 2023-3A, Class B 6.11%, 09/15/2027	8,000	8,005
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	9,890
Series 2023-2, Class B 5.21%, 05/15/2028*	19,000	18,813
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class B 5.16%, 08/16/2029	5,000	4,986
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A 5.94%, 02/25/2028*	100,000	100,445

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Prestige Auto Receivables Trust
Series 2022-1A, Class B 6.55%, 07/17/2028*	$ 30,000	$ 30,085
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	15,000	14,903
Series 2023-3, Class B 5.61%, 07/17/2028	25,000	25,020
Series 2023-4, Class B 5.77%, 12/15/2028	30,000	30,208
SBNA Auto Lease Trust
Series 2024-A, Class A4 5.24%, 01/22/2029*	10,000	9,984
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	10,000	10,117
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	10,303	10,247
Series 2023-1A, Class B 5.41%, 01/18/2028*	10,000	9,965
Series 2023-2A, Class B 6.14%, 03/15/2028*	35,000	35,102
World Omni Auto Receivables Trust
Series 2023-A, Class B 5.03%, 05/15/2029	15,000	14,909
		540,789
Home Equity — 0.5%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 7.03%, (TSFR1M+1.69%), 10/25/2034	628	619
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 5.66%, (TSFR1M+0.31%), 02/25/2037	30,696	14,239
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.96%, (TSFR1M+0.61%), 11/25/2036	139,539	131,554
		146,412
Other Asset Backed Securities — 5.6%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(1)	37,208	36,421
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	40,000	40,023
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	10,000	9,877
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 6.78%, (TSFR3M+1.45%), 01/25/2035*	250,000	250,002
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	15,000	15,080
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	48,625	43,155
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	56,850	55,484
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	$ 99,271	$ 95,976
MF1, Ltd. FRS
Series 2022-FL8, Class AS 7.09%, (TSFR1M+1.75%), 02/19/2037*	100,000	98,754
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	62,440	53,381
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	100,000	89,098
PRET LLC
Series 2021-RN2, Class A1 1.74%, 07/25/2051*(1)	45,962	44,766
Pretium Mtg. Credit Partners LLC
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(1)	50,645	49,644
Series 2021-RN1, Class A1 4.99%, 02/25/2061*(1)	44,671	44,193
Progress Residential Trust
Series 2024-SFR2, Class A 3.30%, 04/17/2041*	100,000	91,553
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 5.59%, (TSFR1M+0.24%), 05/25/2037	57,104	42,040
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	40,000	39,697
Subway Funding LLC
Series 2024-1A, Class A2I 6.03%, 07/30/2054*	35,000	35,311
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	23,646
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	106,110	92,001
VCAT LLC
Series 2021-NPL3, Class A1 4.74%, 05/25/2051*(1)	43,120	42,125
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.72%, (TSFR3M+1.39%), 04/15/2034*	100,000	100,000
VOLT XCIV LLC
Series 2021-NPL3, Class A1 5.24%, 02/27/2051*(1)	33,195	32,836
VOLT XCIX LLC
Series 2021-NPL8, Class A1 5.12%, 04/25/2051*(1)	35,863	35,528
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	46,746	43,917
		1,504,508
Total Asset Backed Securities (cost $2,154,672)		2,191,709
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.6%
Commercial and Residential — 9.2%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	120,000	115,765

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Angel Oak Mtg. Trust VRS
Series 2021-5, Class A1 0.95%, 07/25/2066*(2)	$ 38,687	$ 32,529
Series 2020-R1, Class A1 0.99%, 04/25/2053*(2)	10,519	9,696
Series 2021-2, Class A1 0.99%, 04/25/2066*(2)	18,796	15,605
Series 2021-3, Class A1 1.07%, 05/25/2066*(2)	32,012	26,672
Series 2020-3, Class A1 1.69%, 04/25/2065*(2)	17,509	16,082
Series 2021-8, Class A1 1.82%, 11/25/2066*(2)	32,180	27,682
BANK VRS
Series 2017-BNK8, Class XA 0.85%, 11/15/2050(2)(3)	807,840	16,000
Series 2019-BN20, Class XA 0.93%, 09/15/2062(2)(3)	889,123	30,098
BBCMS Mtg. Trust
Series 2024-C26, Class A5 5.83%, 05/15/2057	35,000	36,432
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 5.24%, 02/25/2036(2)	31,589	27,545
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.60%, 07/15/2051(2)(3)	325,854	4,508
Series 2018-B1, Class XA 0.66%, 01/15/2051(2)(3)	144,088	2,090
Series 2018-B8, Class XA 0.78%, 01/15/2052(2)(3)	893,133	19,061
Series 2019-B10, Class XA 1.39%, 03/15/2062(2)(3)	262,116	12,539
Series 2020-B22, Class XA 1.62%, 01/15/2054(2)(3)	157,665	11,684
Series 2020-B18, Class XA 1.91%, 07/15/2053(2)(3)	96,094	5,651
BX Trust FRS
Series 2022-PSB, Class A 7.78%, (TSFR1M+2.45%), 08/15/2039*	27,930	27,886
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class F 8.18%, (TSFR1M+2.85%), 12/15/2037*	100,000	99,445
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 5.43%, (H15T1Y+2.4%), 03/25/2036	13,017	11,885
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(2)	29,945	24,865
Series 2021-3, Class A1 0.96%, 09/27/2066*(2)	68,926	55,206
Commercial Mtg. Trust
Series 2014-CR21, Class A3 3.53%, 12/10/2047	96,885	94,947
Series 2014-CR17, Class A5 3.98%, 05/10/2047	13,474	13,312
Connecticut Avenue Securities Trust FRS
Series 2024-R02, Class 1M2 7.14%, (SOFR30A+1.80%), 02/25/2044*	10,000	10,095
Series 2019-HRP1, Class M2 7.60%, (SOFR30A+2.26%), 11/25/2039*	4,708	4,708
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2024-R02, Class 1B1 7.84%, (SOFR30A+2.50%), 02/25/2044*	$ 10,000	$ 10,167
Series 2023-R06, Class 1M2 8.04%, (SOFR30A+2.70%), 07/25/2043*	35,000	36,570
Series 2021-R01, Class 1B1 8.44%, (SOFR30A+3.10%), 10/25/2041*	51,800	53,312
Series 2023-R05, Class 1M2 8.44%, (SOFR30A+3.10%), 06/25/2043*	17,000	17,964
Series 2022-R01, Class 1B1 8.49%, (SOFR30A+3.15%), 12/25/2041*	54,000	55,850
Series 2017-C01, Class 1M2 9.00%, (SOFR30A+3.66%), 07/25/2029	11,132	11,511
Series 2016-C07, Class 2M2 9.80%, (SOFR30A+4.46%), 05/25/2029	19,201	20,160
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	21,001	9,998
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	27,006	26,460
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.84%, 06/15/2057(2)(3)	973,874	2,194
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(2)	58,809	47,319
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(2)	22,929	20,276
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	125,000	118,237
Series 2016-C1, Class ASB 3.04%, 05/10/2049	29,497	28,873
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.82%, 09/15/2053(2)(3)	97,970	4,960
DC Trust VRS
Series 2024-HLTN, Class A 5.93%, 04/13/2028*(2)	10,000	9,862
Series 2024-HLTN, Class C 7.29%, 04/13/2028*(2)	10,000	10,052
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 6.64%, 05/25/2035(2)	21,225	18,916
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(2)	48,647	40,099
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	159,402	128,766
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	40,000	39,288
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.46%, 07/10/2051(2)(3)	1,095,109	13,643
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 4.31%, 03/25/2047(2)	9,949	5,948
Series 2006-AR2, Class 3A1 5.89%, 04/25/2036(2)	3,753	2,227
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 6.00%, (TSFR1M+0.38%), 05/25/2035	15,928	14,414

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	$ 85,000	$ 78,933
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	25,000	22,070
Legacy Mtg. Asset Trust
Series 2021-GS3, Class A1 4.75%, 07/25/2061*(1)	69,677	67,803
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 5.78%, 02/25/2035(2)	4,477	4,192
Series 2005-A1, Class 2A1 5.85%, 12/25/2034(2)	4,729	4,546
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	22,319	20,487
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.02%, 12/15/2047(2)(3)	176,481	52
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.46%, 06/15/2050(2)(3)	104,542	2,576
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	18,356	6,485
MortgageIT Trust FRS
Series 2005-4, Class A1 6.02%, (TSFR1M+0.67%), 10/25/2035	17,287	16,690
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 6.96%, (TSFR1M+1.61%), 06/25/2057*	19,051	19,168
New Residential Mtg. Loan Trust VRS
Series 2016-2A, Class A1 3.75%, 11/26/2035*(2)	21,472	20,018
Series 2016-4A, Class A1 3.75%, 11/25/2056*(2)	21,702	20,105
Series 2017-4A, Class A1 4.00%, 05/25/2057*(2)	20,991	19,715
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	62,992	52,615
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(2)	3,401	2,978
PRPM LLC
Series 2021-9, Class A1 2.36%, 10/25/2026*(1)	56,021	55,133
Series 2021-5, Class A1 4.79%, 06/25/2026*(1)	66,204	65,675
Series 2021-4, Class A1 4.87%, 04/25/2026*(1)	58,457	58,315
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	90,000	81,422
Starwood Mtg. Residential Trust VRS
Series 2021-6, Class A1 1.92%, 11/25/2066*(2)	74,223	63,215
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	$ 87,506	$ 74,214
Tyson Corner Mtg. Trust VRS
Series 2023-CRNR, Class A 6.80%, 12/10/2033*(2)	45,000	46,436
Verus Securitization Trust
Series 2022-1, Class A1 2.72%, 01/25/2067*(1)	80,206	72,282
Verus Securitization Trust VRS
Series 2021-2, Class A1 1.03%, 02/25/2066*(2)	34,880	30,432
Wells Fargo Commercial Mtg. Trust
Series 2015-NXS3, Class A4 3.62%, 09/15/2057	60,000	58,193
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 1.02%, 09/15/2057(2)(3)	518,345	4,036
Series 2015-NXS1, Class D 4.25%, 05/15/2048(2)	10,000	8,857
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 6.36%, 10/25/2036(2)	7,284	6,354
		2,482,051
U.S. Government Agency — 3.4%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	82,000	78,117
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.64%, 01/25/2034(2)(3)	203,698	6,530
Series K064, Class X1 0.73%, 03/25/2027(2)(3)	339,172	4,655
Series K124, Class X1 0.81%, 12/25/2030(2)(3)	269,424	9,963
Series K122, Class X1 0.97%, 11/25/2030(2)(3)	98,849	4,299
Series K121, Class X1 1.12%, 10/25/2030(2)(3)	116,799	5,777
Series K114, Class X1 1.21%, 06/25/2030(2)(3)	213,370	11,488
Series K104, Class X1 1.24%, 01/25/2030(2)(3)	180,545	8,998
Series K111, Class X1 1.68%, 05/25/2030(2)(3)	99,027	7,308
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	1,441	1,429
Series 3964, Class MD 2.00%, 01/15/2041	51	50
Series 5170, Class DP 2.00%, 07/25/2050	43,664	36,882
Series 4961, Class JB 2.50%, 12/15/2042	24,077	21,456
Series 3883, Class PB 3.00%, 05/15/2041	7,400	6,913
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	16,250	14,488

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 8.24%, (SOFR30A+2.90%), 04/25/2042*	$ 20,000	$ 20,786
Series 2023-DNA2, Class M1B 8.59%, (SOFR30A+3.25%), 04/25/2043*	15,000	15,881
Series 2021-HQA3, Class B1 8.69%, (SOFR30A+3.35%), 09/25/2041*	55,000	56,598
Series 2022-DNA4, Class M1B 8.69%, (SOFR30A+3.35%), 05/25/2042*	25,000	26,246
Series 2023-HQA2, Class M1B 8.69%, (SOFR30A+3.35%), 06/25/2043*	60,000	63,450
Series 2021-DNA6, Class B1 8.74%, (SOFR30A+3.40%), 10/25/2041*	55,000	56,961
Series 2023-HQA1, Class M1B 8.84%, (SOFR30A+3.50%), 05/25/2043*	50,000	53,024
Series 2022-HQA3, Class M1B 8.89%, (SOFR30A+3.55%), 08/25/2042*	10,000	10,559
Series 2021-DNA7, Class B1 8.99%, (SOFR30A+3.65%), 11/25/2041*	25,000	26,083
Series 2022-DNA6, Class M1B 9.04%, (SOFR30A+3.70%), 09/25/2042*	20,000	21,299
Series 2022-HQA2, Class M1B 9.34%, (SOFR30A+4.00%), 07/25/2042*	20,000	21,354
Series 2022-DNA5, Class M1B 9.84%, (SOFR30A+4.50%), 06/25/2042*	35,000	37,967
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	13,600	12,279
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	3,934	3,824
Series 2011-117, Class MA 2.00%, 08/25/2040	151	149
Series 2012-21, Class PQ 2.00%, 09/25/2041	4,193	3,859
Series 2012-18, Class GA 2.00%, 12/25/2041	7,771	7,020
Series 2016-11, Class GA 2.50%, 03/25/2046	11,755	10,620
Series 2019-54, Class KC 2.50%, 09/25/2049	39,007	35,278
Series 2015-48, Class QB 3.00%, 02/25/2043	8,215	7,875
Series 2016-38, Class NA 3.00%, 01/25/2046	5,831	5,275
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	25,397
Series 2017-34, Class JK 3.00%, 05/25/2047	4,263	4,073
Series 2019-45, Class PT 3.00%, 08/25/2049	16,756	14,806
Series 2012-52, Class PA 3.50%, 05/25/2042	6,929	6,513
Series 2017-26, Class CG 3.50%, 07/25/2044	5,500	5,379
Series 2018-23, Class LA 3.50%, 04/25/2048	16,311	15,047
Series 2019-14, Class CA 3.50%, 04/25/2049	18,724	17,555
Series 2017-35, Class AH 3.50%, 04/25/2053	6,168	6,023
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2017-84, Class KA 3.50%, 04/25/2053	$ 7,516	$ 7,252
Series 2018-70, Class HA 3.50%, 10/25/2056	11,149	10,682
Series 2019-12, Class HA 3.50%, 11/25/2057	18,442	17,240
Series 2017-49, Class JA 4.00%, 07/25/2053	6,625	6,489
Series 2022-90, Class AY 4.50%, 12/25/2041	75,000	70,270
Government National Mtg. Assoc.
Series 2013-37, Class LG 2.00%, 01/20/2042	6,628	6,307
Series 2005-74, Class HA 7.50%, 09/16/2035	1	1
Series 2005-74, Class HB 7.50%, 09/16/2035	242	245
Series 2005-74, Class HC 7.50%, 09/16/2035	386	392
		928,411
Total Collateralized Mortgage Obligations (cost $3,841,693)		3,410,462
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 44.1%
U.S. Government — 18.1%
United States Treasury Bonds
1.25%, 05/15/2050	553,000	274,081
1.38%, 08/15/2050	20,000	10,235
1.63%, 11/15/2050	260,000	142,350
1.75%, 08/15/2041	190,000	125,549
2.00%, 08/15/2051	145,000	87,102
2.25%, 08/15/2046	115,000	76,659
2.50%, 02/15/2045	230,000	164,064
2.88%, 08/15/2045	295,000	224,050
3.00%, 05/15/2045(4)(5)	370,000	287,588
3.00%, 11/15/2045 to 08/15/2052	852,000	645,406
3.13%, 08/15/2044	440,000	351,639
3.38%, 08/15/2042 to 05/15/2044	640,000	536,473
3.63%, 08/15/2043	280,000	243,294
United States Treasury Bonds TIPS
0.25%, 02/15/2050(6)	304,855	186,033
0.63%, 02/15/2043(6)	13,636	10,236
0.75%, 02/15/2045(6)	99,851	74,770
1.38%, 02/15/2044(6)	40,355	34,579
United States Treasury Notes
3.75%, 06/30/2030	175,000	169,395
4.00%, 02/15/2034	240,000	232,950
4.50%, 11/15/2033	370,000	373,411
United States Treasury Notes TIPS
1.75%, 01/15/2034(6)	668,035	648,154
		4,898,018
U.S. Government Agency — 26.0%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051	301,995	237,185
2.50%, 01/01/2028 to 04/01/2052	314,638	257,476
3.00%, 08/01/2027 to 08/01/2043	42,185	37,324
3.50%, 02/01/2042 to 09/01/2043	9,354	8,526
4.00%, 10/01/2043	3,347	3,145
4.50%, 01/01/2039	321	312
5.00%, 05/01/2034 to 10/01/2052	548,296	531,065
5.50%, 07/01/2034 to 08/01/2037	9,817	9,866
6.50%, 05/01/2029	501	514

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. FRS
5.74%, (RFUCCT6M+1.49%), 02/01/2037		$ 188	$ 189
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051		903,907	711,545
2.50%, 02/01/2043 to 04/01/2052		481,309	397,910
2.66%, 03/01/2027		193,210	182,536
3.00%, 01/01/2028 to 06/01/2052		221,768	189,641
3.50%, 08/01/2043		49,675	45,699
4.50%, 01/01/2039 to 05/01/2041		7,809	7,581
5.00%, 07/01/2040 to 09/01/2052		222,024	215,148
5.50%, 12/01/2029 to 06/01/2038		4,710	4,709
6.00%, 06/01/2026 to 06/01/2040		7,668	7,760
6.50%, 11/01/2035 to 10/01/2037		1,214	1,245
7.00%, 06/01/2037		3,347	3,484
Federal National Mtg. Assoc. FRS
6.07%, (RFUCCT1Y+1.82%), 10/01/2040		373	386
6.47%, (RFUCCT1Y+1.57%), 05/01/2037		327	334
Government National Mtg. Assoc.
2.00%, 02/20/2051		202,787	164,180
2.50%, July 30 TBA		325,000	273,165
3.00%, 04/20/2051 to 05/20/2051		241,252	210,695
3.00%, July 30 TBA		350,000	304,910
3.50%, July 30 TBA		385,000	345,658
4.00%, 10/15/2040 to 10/15/2041		21,202	20,011
4.00%, July 30 TBA		150,000	138,603
4.50%, 06/15/2041		34,124	33,091
5.00%, 01/15/2033 to 01/15/2040		16,637	16,498
5.50%, 04/15/2036		29,595	30,131
6.50%, 07/15/2028 to 11/15/2028		25,642	26,315
7.00%, 01/15/2033 to 11/15/2033		3,867	3,960
8.00%, 02/15/2030		278	277
Uniform Mtg. Backed Securities
1.50%, July 15 TBA		200,000	170,969
2.00%, July 15 TBA		225,000	197,684
4.00%, July 30 TBA		465,000	425,457
4.50%, July 30 TBA		938,000	884,248
5.00%, July 30 TBA		200,000	193,281
5.50%, July 30 TBA		770,000	759,382
			7,052,095
Total U.S. Government & Agency Obligations (cost $13,150,233)			11,950,113
FOREIGN GOVERNMENT OBLIGATIONS — 2.1%
Sovereign — 2.1%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	594,000	95,948
Government of Hungary
1.63%, 04/28/2032	EUR	75,000	66,155
Government of Macedonia
2.75%, 01/18/2025	EUR	100,000	105,568
Government of Romania
2.63%, 12/02/2040*	EUR	60,000	41,672
2.75%, 04/14/2041	EUR	65,000	45,199
5.88%, 01/30/2029*		30,000	29,808
Republic of Chile
1.25%, 01/22/2051	EUR	100,000	59,454
Republic of Peru
3.00%, 01/15/2034		10,000	8,101
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	75,892
Security Description	Shares or Principal Amount	Value

Sovereign (continued)
United Mexican States
4.75%, 03/08/2044	$ 66,000	$ 52,865
6.05%, 01/11/2040	6,000	5,794
Total Foreign Government Obligations (cost $797,248)		586,456
MUNICIPAL SECURITIES — 1.5%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039	15,000	14,528
6.32%, 11/01/2029	30,000	30,064
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040	10,000	8,464
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028	80,000	74,854
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025	70,000	67,184
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045	35,000	35,916
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	19,000	20,677
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035	70,000	67,053
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	65,000	69,367
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	29,101	29,066
Total Municipal Securities (cost $433,280)		417,173
COMMON STOCKS — 16.4%
Advertising — 1.1%
Trade Desk, Inc., Class A†	3,105	303,265
Auto Manufacturers — 0.9%
Tesla, Inc.†	1,277	252,693
Biotechnology — 1.0%
Roivant Sciences, Ltd.†	5,501	58,146
Royalty Pharma PLC, Class A	8,016	211,382
		269,528
Commercial Services — 0.7%
Adyen NV*†	149	177,635
Block, Inc.†	368	23,732
		201,367
Computers — 0.3%
Crowdstrike Holdings, Inc., Class A†	209	80,087
Diversified Financial Services — 0.8%
Intercontinental Exchange, Inc.	1,551	212,316
Healthcare-Products — 0.6%
Danaher Corp.	600	149,910
Internet — 5.2%
Airbnb, Inc., Class A†	1,440	218,347

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Amazon.com, Inc.†	1,202	$ 232,286
DoorDash, Inc., Class A†	2,804	305,019
MercadoLibre, Inc.†	97	159,410
Meta Platforms, Inc., Class A	60	30,253
Shopify, Inc., Class A†	4,053	267,701
Uber Technologies, Inc.†	2,719	197,617
		1,410,633
REITS — 0.7%
American Tower Corp.	955	185,633
Retail — 0.3%
Floor & Decor Holdings, Inc., Class A†	743	73,862
Software — 4.3%
BILL Holdings, Inc.†	1,430	75,246
Cloudflare, Inc., Class A†	4,546	376,545
MicroStrategy, Inc., Class A†	116	159,788
Procore Technologies, Inc.†	1,196	79,307
ROBLOX Corp., Class A†	6,275	233,493
Snowflake, Inc., Class A†	1,713	231,409
		1,155,788
Transportation — 0.5%
Union Pacific Corp.	606	137,114
Total Common Stocks (cost $3,707,706)		4,432,196
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	10,000	3
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/06/2025; Strike Price: CNY 7.69; Counterparty: Goldman Sachs International)	1,158,753	1,822
Over the Counter call option on the USD vs. CNY (Expiration Date: 03/25/2024; Strike Price: CNY 7.78; Counterparty: JPMorgan Chase Bank, N.A.)	1,144,912	2,411
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/12/2024; Strike Price: CNY 7.79; Counterparty: JPMorgan Chase Bank, N.A.)	1,115,269	1
Total Purchased Options (cost $13,862)		4,234
Total Long-Term Investment Securities (cost $31,724,807)		30,308,136
REPURCHASE AGREEMENTS — 1.0%
Bank of America Securities LLC Joint Repurchase Agreement(7)	$ 55,000	55,000
Security Description	Shares or Principal Amount	Value

Barclays Capital, Inc. Joint Repurchase Agreement(7)	$ 50,000	$ 50,000
BNP Paribas SA Joint Repurchase Agreement(7)	50,000	50,000
Deutsche Bank AG Joint Repurchase Agreement(7)	55,000	55,000
RBS Securities, Inc. Joint Repurchase Agreement(7)	70,000	70,000
Total Repurchase Agreements (cost $280,000)		280,000
TOTAL INVESTMENTS (cost $32,004,807)	112.8%	30,588,136
Other assets less liabilities	(12.8)	(3,477,522)
NET ASSETS	100.0%	$27,110,614
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Income Portfolio has no right to demand registration of these securities. At June 30, 2024, the aggregate value of these securities was $6,420,666 representing 23.7% of net assets.
†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2024.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 2 for details of Joint Repurchase Agreements.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at June 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	60,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 572	$ 8,653	$ 9,225
Centrally Cleared	120,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	70	16,520	16,590

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	225,000	USD	Fixed 3.590%	12-Month SOFR	Annual	Annual	Sep 2053	$ 971	$ 5,771	$ 6,742
Centrally Cleared	45,000	USD	Fixed 3.743	12-Month SOFR	Annual	Annual	Jun 2035	—	292	292
Centrally Cleared	90,000	USD	Fixed 3.873	12-Month SOFR	Annual	Annual	Jun 2035	—	(339)	(339)
Centrally Cleared	30,000	USD	Fixed 3.878	12-Month SOFR	Annual	Annual	Jun 2035	—	(125)	(125)
Centrally Cleared	65,000	USD	Fixed 3.671	12-Month SOFR	Annual	Annual	Jun 2035	—	788	788
Centrally Cleared	65,000	USD	Fixed 3.657	12-Month SOFR	Annual	Annual	Jun 2035	(4)	867	863
Centrally Cleared	35,000	USD	Fixed 3.655	12-Month SOFR	Annual	Annual	Jun 2035	—	471	471
Centrally Cleared	35,000	USD	Fixed 3.647	12-Month SOFR	Annual	Annual	Jun 2035	—	494	494
								$1,609	$33,392	$35,001
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
9	Long	Canada 10 Year Bonds	September 2024	$ 787,292	$ 789,905	$ 2,613
8	Long	U.S. Treasury 10 Year Notes	September 2024	878,448	879,876	1,428
6	Long	U.S. Treasury 2 Year Notes	September 2024	1,222,234	1,225,312	3,078
11	Long	U.S. Treasury 5 Year Notes	September 2024	1,165,778	1,172,359	6,581
4	Long	U.S. Treasury Ultra 10 Year Notes	September 2024	452,956	454,125	1,169
						$14,869
						Unrealized (Depreciation)
8	Short	Euro-BUND	September 2024	$1,120,852	$1,127,668	$ (6,816)
4	Short	U.S. Treasury Long Bonds	September 2024	467,969	473,250	(5,281)
4	Short	U.S. Treasury Ultra Bonds	September 2024	494,831	501,375	(6,544)
						$(18,641)
		Net Unrealized Appreciation (Depreciation)				$(3,772)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	475,000	USD	510,478	09/18/2024	$ —	$(121)
Goldman Sachs International	BRL	564,000	USD	103,806	09/18/2024	3,783	—
Natwest Markets PLC	USD	108,085	EUR	100,000	09/18/2024	—	(590)
Unrealized Appreciation (Depreciation)						$3,783	$(711)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$7,315,790	$—	$7,315,790
Asset Backed Securities	—	2,191,709	—	2,191,709
Collateralized Mortgage Obligations	—	3,410,462	—	3,410,462
U.S. Government & Agency Obligations	—	11,950,113	—	11,950,113
Foreign Government Obligations	—	586,456	—	586,456
Municipal Securities	—	417,173	—	417,173
Common Stocks	4,432,196	—	—	4,432,196
Escrows and Litigation Trusts	—	3	—	3
Purchased Options	—	4,234	—	4,234
Repurchase Agreements	—	280,000	—	280,000
Total Investments at Value	$4,432,196	$26,155,940	$—	$30,588,136
Other Financial Instruments:†
Swaps	$—	$33,856	$—	$33,856
Futures Contracts	14,869	—	—	14,869
Forward Foreign Currency Contracts	—	3,783	—	3,783
Total Other Financial Instruments	$14,869	$37,639	$—	$52,508
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$464	$—	$464
Futures Contracts	18,641	—	—	18,641
Forward Foreign Currency Contracts	—	711	—	711
Total Other Financial Instruments	$18,641	$1,175	$—	$19,816
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 21.7%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 5,000	$ 4,397
4.88%, 01/15/2029	35,000	33,633
		38,030
Aerospace/Defense — 0.2%
Boeing Co.
3.60%, 05/01/2034	5,000	4,023
5.93%, 05/01/2060	15,000	13,411
6.30%, 05/01/2029*	10,000	10,141
6.39%, 05/01/2031*	10,000	10,181
L3Harris Technologies, Inc.
5.05%, 06/01/2029	15,000	14,894
5.35%, 06/01/2034	20,000	19,857
Northrop Grumman Corp.
5.15%, 05/01/2040	15,000	14,317
		86,824
Agriculture — 0.3%
BAT Capital Corp.
5.83%, 02/20/2031	20,000	20,282
Philip Morris International, Inc.
5.13%, 02/15/2030	30,000	29,892
5.13%, 02/13/2031	10,000	9,894
5.38%, 02/15/2033	20,000	19,859
5.63%, 09/07/2033	27,000	27,233
		107,160
Apparel — 0.4%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	29,349
Tapestry, Inc.
7.05%, 11/27/2025	5,000	5,083
7.35%, 11/27/2028	15,000	15,568
7.70%, 11/27/2030	5,000	5,225
William Carter Co.
5.63%, 03/15/2027*	95,000	93,703
		148,928
Banks — 3.9%
Bank of America Corp.
1.90%, 07/23/2031	15,000	12,355
1.92%, 10/24/2031	50,000	40,905
2.57%, 10/20/2032	55,000	45,587
2.59%, 04/29/2031	45,000	38,908
2.69%, 04/22/2032	75,000	63,384
2.97%, 02/04/2033	10,000	8,463
5.47%, 01/23/2035	10,000	9,990
5.93%, 09/15/2027	30,000	30,323
Bank of Montreal
5.51%, 06/04/2031	15,000	15,159
Bank of New York Mellon Corp.
4.98%, 03/14/2030	10,000	9,940
5.19%, 03/14/2035	15,000	14,806
6.32%, 10/25/2029	20,000	20,904
Citigroup, Inc.
1.28%, 11/03/2025	35,000	34,453
5.17%, 02/13/2030	15,000	14,913
Citizens Financial Group, Inc.
5.84%, 01/23/2030	35,000	34,891
6.65%, 04/25/2035	10,000	10,336
Deutsche Bank AG
2.13%, 11/24/2026	150,000	142,350
Security Description	Shares or Principal Amount	Value

Banks (continued)
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	$ 65,000	$ 54,649
3.81%, 04/23/2029	30,000	28,465
5.73%, 04/25/2030	20,000	20,355
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	198,688
Huntington Bancshares, Inc.
5.71%, 02/02/2035	15,000	14,767
JPMorgan Chase & Co.
2.55%, 11/08/2032	3,000	2,498
2.58%, 04/22/2032	10,000	8,446
3.51%, 01/23/2029	15,000	14,185
3.70%, 05/06/2030	65,000	60,777
4.01%, 04/23/2029	15,000	14,342
5.30%, 07/24/2029	20,000	20,067
5.34%, 01/23/2035	40,000	39,761
5.58%, 04/22/2030	25,000	25,396
6.07%, 10/22/2027	15,000	15,262
M&T Bank Corp.
5.05%, 01/27/2034	35,000	32,392
7.41%, 10/30/2029	60,000	63,130
Morgan Stanley
1.79%, 02/13/2032	25,000	20,064
2.24%, 07/21/2032	30,000	24,507
5.45%, 07/20/2029	5,000	5,031
5.66%, 04/18/2030	20,000	20,339
6.41%, 11/01/2029	10,000	10,434
Morgan Stanley VRS
3.59%, 07/22/2028(1)	25,000	23,773
PNC Financial Services Group, Inc.
5.68%, 01/22/2035	5,000	5,027
6.04%, 10/28/2033	10,000	10,303
Wells Fargo & Co.
2.57%, 02/11/2031	5,000	4,327
3.00%, 10/23/2026	20,000	18,999
3.35%, 03/02/2033	24,000	20,813
4.90%, 07/25/2033	30,000	28,856
5.39%, 04/24/2034	10,000	9,886
5.50%, 01/23/2035	15,000	14,947
5.57%, 07/25/2029	55,000	55,499
6.49%, 10/23/2034	15,000	15,991
		1,449,643
Biotechnology — 0.3%
Amgen, Inc.
5.25%, 03/02/2030	5,000	5,037
5.25%, 03/02/2033	48,000	47,860
Royalty Pharma PLC
2.15%, 09/02/2031	20,000	16,031
2.20%, 09/02/2030	15,000	12,501
3.55%, 09/02/2050	15,000	10,068
5.15%, 09/02/2029	10,000	9,916
5.40%, 09/02/2034	5,000	4,866
		106,279
Building Materials — 0.3%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	52,028
Standard Industries, Inc.
4.38%, 07/15/2030*	65,000	58,729
Trane Technologies Financing, Ltd.
5.10%, 06/13/2034	5,000	4,983
		115,740

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals — 0.2%
Celanese US Holdings LLC
6.17%, 07/15/2027	$ 20,000	$ 20,298
6.33%, 07/15/2029	15,000	15,428
6.55%, 11/15/2030	20,000	20,900
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,216
		60,842
Commercial Services — 0.5%
Block, Inc.
6.50%, 05/15/2032*	45,000	45,603
ERAC USA Finance LLC
5.00%, 02/15/2029*	5,000	4,987
Howard University
2.80%, 10/01/2030	5,000	4,316
2.90%, 10/01/2031	25,000	21,254
3.48%, 10/01/2041	10,000	7,112
Service Corp. International
3.38%, 08/15/2030	55,000	47,866
5.13%, 06/01/2029	62,000	60,244
		191,382
Computers — 0.2%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	15,000	14,126
Gartner, Inc.
4.50%, 07/01/2028*	25,000	24,094
Insight Enterprises, Inc.
6.63%, 05/15/2032*	50,000	50,773
		88,993
Diversified Financial Services — 0.4%
Capital One Financial Corp.
1.88%, 11/02/2027	60,000	55,014
5.47%, 02/01/2029	10,000	9,954
6.31%, 06/08/2029	10,000	10,232
7.62%, 10/30/2031	20,000	22,017
Discover Financial Services
7.96%, 11/02/2034	10,000	11,249
Intercontinental Exchange, Inc.
3.63%, 09/01/2028*	59,000	55,615
		164,081
Electric — 3.5%
AES Corp.
3.30%, 07/15/2025*	20,000	19,498
Alabama Power Co.
3.45%, 10/01/2049	25,000	17,824
4.15%, 08/15/2044	15,000	12,367
Ameren Corp.
5.00%, 01/15/2029	45,000	44,548
American Electric Power Co., Inc.
6.95%, 12/15/2054	20,000	19,896
Arizona Public Service Co.
5.55%, 08/01/2033	10,000	9,914
6.35%, 12/15/2032	5,000	5,248
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	15,000	14,819
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,383
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	9,887
5.38%, 05/15/2034	10,000	10,050
Security Description	Shares or Principal Amount	Value

Electric (continued)
Dominion Energy, Inc.
3.38%, 04/01/2030	$ 15,000	$ 13,549
5.38%, 11/15/2032	25,000	24,783
Duke Energy Carolinas LLC
2.55%, 04/15/2031	15,000	12,776
Duke Energy Corp.
2.55%, 06/15/2031	10,000	8,372
4.85%, 01/05/2029	15,000	14,811
5.00%, 08/15/2052	5,000	4,344
5.45%, 06/15/2034	20,000	19,768
5.80%, 06/15/2054	5,000	4,857
Duke Energy Indiana LLC
2.75%, 04/01/2050	20,000	12,100
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	10,000	9,632
Duke Energy Progress LLC
3.70%, 10/15/2046	30,000	22,231
4.00%, 04/01/2052	10,000	7,594
4.38%, 03/30/2044	21,000	17,447
Edison International
4.13%, 03/15/2028	5,000	4,776
5.25%, 11/15/2028	15,000	14,869
6.95%, 11/15/2029	45,000	47,843
Emera, Inc.
6.75%, 06/15/2076	15,000	14,887
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,253
Evergy, Inc.
2.45%, 09/15/2024	25,000	24,824
Eversource Energy
3.38%, 03/01/2032	11,000	9,439
5.13%, 05/15/2033	30,000	28,798
5.50%, 01/01/2034	10,000	9,811
5.95%, 02/01/2029	5,000	5,110
Georgia Power Co.
4.30%, 03/15/2042	8,000	6,787
5.25%, 03/15/2034	10,000	9,968
Monongahela Power Co.
5.85%, 02/15/2034*	10,000	10,179
National Grid PLC
5.60%, 06/12/2028	5,000	5,049
National Rural Utilities Cooperative Finance Corp.
5.80%, 01/15/2033	10,000	10,277
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	25,000	21,314
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	10,000	9,212
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	25,000	24,293
NSTAR Electric Co.
5.40%, 06/01/2034	15,000	15,013
Oglethorpe Power Corp.
4.50%, 04/01/2047	15,000	12,203
Ohio Edison Co.
5.50%, 01/15/2033*	15,000	14,910
Oncor Electric Delivery Co. LLC
5.65%, 11/15/2033	20,000	20,516
Pacific Gas & Electric Co.
2.50%, 02/01/2031	10,000	8,243
4.55%, 07/01/2030	45,000	42,644
5.25%, 03/01/2052	10,000	8,573
5.45%, 06/15/2027	10,000	10,005
5.90%, 06/15/2032	25,000	25,018

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
6.10%, 01/15/2029	$ 15,000	$ 15,352
6.15%, 01/15/2033	30,000	30,476
6.40%, 06/15/2033	20,000	20,656
Public Service Electric & Gas Co.
5.45%, 03/01/2054	10,000	9,860
Public Service Enterprise Group, Inc.
5.20%, 04/01/2029	5,000	4,986
5.45%, 04/01/2034	5,000	4,956
6.13%, 10/15/2033	20,000	20,780
Puget Energy, Inc.
2.38%, 06/15/2028	20,000	17,850
4.10%, 06/15/2030	32,000	29,441
4.22%, 03/15/2032	18,000	16,134
Sempra
3.70%, 04/01/2029	16,000	14,985
5.40%, 08/01/2026	25,000	24,977
Southern California Edison Co.
2.25%, 06/01/2030	5,000	4,240
2.85%, 08/01/2029	15,000	13,467
5.15%, 06/01/2029	10,000	9,991
5.20%, 06/01/2034	25,000	24,411
5.45%, 06/01/2031	5,000	5,036
5.75%, 04/15/2054	5,000	4,893
5.88%, 12/01/2053	15,000	14,963
5.95%, 11/01/2032	5,000	5,167
Southern Co.
3.25%, 07/01/2026	30,000	28,842
5.20%, 06/15/2033	20,000	19,635
Southwestern Electric Power Co.
5.30%, 04/01/2033	45,000	43,600
Virginia Electric & Power Co.
2.45%, 12/15/2050	5,000	2,801
5.00%, 04/01/2033	26,000	25,310
5.00%, 01/15/2034	25,000	24,299
5.35%, 01/15/2054	5,000	4,718
Wisconsin Power & Light Co.
5.38%, 03/30/2034	10,000	9,934
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	50,040
4.60%, 06/01/2032	13,000	12,156
		1,280,468
Electronics — 0.1%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	20,164
Engineering & Construction — 0.4%
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	160,000	156,657
Entertainment — 0.3%
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	10,000	9,235
4.28%, 03/15/2032	15,000	13,092
5.05%, 03/15/2042	5,000	4,067
5.14%, 03/15/2052	11,000	8,565
WMG Acquisition Corp.
3.88%, 07/15/2030*	70,000	62,483
		97,442
Environmental Control — 0.3%
Clean Harbors, Inc.
4.88%, 07/15/2027*	90,000	87,114
Security Description	Shares or Principal Amount	Value

Environmental Control (continued)
Republic Services, Inc.
1.45%, 02/15/2031	$ 10,000	$ 7,929
5.20%, 11/15/2034	10,000	9,927
Veralto Corp.
5.35%, 09/18/2028*	20,000	20,084
		125,054
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	20,000	19,656
Tyson Foods, Inc.
5.40%, 03/15/2029	20,000	20,026
5.70%, 03/15/2034	10,000	9,962
		49,644
Gas — 0.4%
Brooklyn Union Gas Co.
6.39%, 09/15/2033*	25,000	25,538
KeySpan Gas East Corp.
5.99%, 03/06/2033*	5,000	5,034
NiSource, Inc.
3.49%, 05/15/2027	25,000	23,851
3.60%, 05/01/2030	14,000	12,847
5.35%, 04/01/2034	15,000	14,712
Southern California Gas Co.
5.20%, 06/01/2033	15,000	14,810
5.60%, 04/01/2054	35,000	34,355
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	5,000	5,124
		136,271
Hand/Machine Tools — 0.2%
Regal Rexnord Corp.
6.05%, 04/15/2028	51,000	51,612
6.30%, 02/15/2030	5,000	5,112
		56,724
Healthcare-Products — 0.4%
Avantor Funding, Inc.
4.63%, 07/15/2028*	55,000	52,338
Hologic, Inc.
4.63%, 02/01/2028*	48,000	45,924
Smith & Nephew PLC
5.40%, 03/20/2034	10,000	9,845
Solventum Corp.
5.40%, 03/01/2029*	25,000	24,924
5.45%, 03/13/2031*	5,000	4,937
		137,968
Healthcare-Services — 0.7%
Centene Corp.
2.45%, 07/15/2028	5,000	4,439
4.63%, 12/15/2029	80,000	75,666
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,589
Elevance Health, Inc.
5.38%, 06/15/2034	25,000	25,119
HCA, Inc.
3.38%, 03/15/2029	30,000	27,576
5.60%, 04/01/2034	20,000	19,879
Humana, Inc.
5.38%, 04/15/2031	25,000	24,867
Kaiser Foundation Hospitals
2.81%, 06/01/2041	8,000	5,784

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
3.00%, 06/01/2051	$ 15,000	$ 9,998
UnitedHealth Group, Inc.
2.75%, 05/15/2040	27,000	19,399
3.50%, 08/15/2039	10,000	8,080
4.95%, 05/15/2062	5,000	4,449
5.38%, 04/15/2054	20,000	19,429
6.05%, 02/15/2063	5,000	5,262
		254,536
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	14,000	13,406
5.75%, 01/15/2028*	40,000	39,647
		53,053
Insurance — 0.5%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	10,000	9,933
Aon North America, Inc.
5.45%, 03/01/2034	25,000	24,890
Athene Global Funding
2.65%, 10/04/2031*	45,000	36,978
2.72%, 01/07/2029*	25,000	22,177
Athene Holding, Ltd.
5.88%, 01/15/2034	15,000	14,842
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	40,000	35,413
Equitable Holdings, Inc.
4.35%, 04/20/2028	5,000	4,833
Marsh & McLennan Cos., Inc.
2.38%, 12/15/2031	13,000	10,779
4.75%, 03/15/2039	6,000	5,574
Reinsurance Group of America, Inc.
5.75%, 09/15/2034	15,000	14,945
		180,364
Internet — 0.4%
Gen Digital, Inc.
5.00%, 04/15/2025*	45,000	44,689
6.75%, 09/30/2027*	25,000	25,317
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	82,000	80,289
		150,295
Investment Companies — 0.2%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	68,785
New Mountain Finance Corp.
6.88%, 02/01/2029	10,000	9,763
		78,548
Lodging — 0.0%
Las Vegas Sands Corp.
6.20%, 08/15/2034	5,000	5,010
Machinery-Diversified — 0.2%
AGCO Corp.
5.45%, 03/21/2027	10,000	10,024
5.80%, 03/21/2034	25,000	24,902
Ingersoll Rand, Inc.
5.70%, 08/14/2033	5,000	5,112
Otis Worldwide Corp.
2.57%, 02/15/2030	25,000	21,942
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	$ 5,000	$ 5,027
		67,007
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	59,260
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	10,000	8,547
2.80%, 04/01/2031	10,000	8,173
3.50%, 03/01/2042	15,000	9,979
3.70%, 04/01/2051	5,000	3,041
3.85%, 04/01/2061	10,000	5,839
6.55%, 06/01/2034	45,000	45,015
Comcast Corp.
2.89%, 11/01/2051	23,000	14,350
3.20%, 07/15/2036	6,000	4,848
3.25%, 11/01/2039	27,000	20,778
5.65%, 06/01/2054	10,000	9,983
Cox Communications, Inc.
2.60%, 06/15/2031*	25,000	20,649
Paramount Global
4.38%, 03/15/2043	32,000	21,215
5.25%, 04/01/2044	15,000	10,924
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	25,000	22,584
4.13%, 07/01/2030*	45,000	38,435
Time Warner Cable LLC
4.50%, 09/15/2042	45,000	32,936
5.88%, 11/15/2040	30,000	26,030
		362,586
Mining — 0.3%
Glencore Funding LLC
5.37%, 04/04/2029*	25,000	24,884
5.63%, 04/04/2034*	35,000	34,463
6.38%, 10/06/2030*	30,000	31,269
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	15,000	15,897
		106,513
Oil & Gas — 1.6%
Apache Corp.
4.88%, 11/15/2027	30,000	29,120
BP Capital Markets America, Inc.
4.81%, 02/13/2033	30,000	29,084
4.89%, 09/11/2033	23,000	22,365
4.99%, 04/10/2034	15,000	14,674
5.23%, 11/17/2034	10,000	9,925
Cenovus Energy, Inc.
2.65%, 01/15/2032	5,000	4,135
ConocoPhillips Co.
4.03%, 03/15/2062	15,000	11,257
5.05%, 09/15/2033	10,000	9,912
5.55%, 03/15/2054	10,000	9,841
5.70%, 09/15/2063	15,000	14,904
Diamondback Energy, Inc.
5.40%, 04/18/2034	5,000	4,950
5.90%, 04/18/2064	5,000	4,826
6.25%, 03/15/2033	10,000	10,459
Ecopetrol SA
4.63%, 11/02/2031	35,000	28,646
8.38%, 01/19/2036	55,000	54,024

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
8.63%, 01/19/2029	$ 25,000	$ 26,314
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	30,000	25,422
8.50%, 09/30/2033*	5,000	4,725
Equinor ASA
3.63%, 04/06/2040	20,000	16,195
Hess Corp.
7.13%, 03/15/2033	18,000	20,204
7.30%, 08/15/2031	23,000	25,638
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	46,741
Ovintiv, Inc.
6.63%, 08/15/2037	5,000	5,205
7.38%, 11/01/2031	40,000	43,577
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	5,000	4,860
7.15%, 10/01/2033	10,000	10,592
Phillips 66 Co.
5.30%, 06/30/2033	25,000	24,704
Shell International Finance BV
2.88%, 11/26/2041	15,000	10,690
3.00%, 11/26/2051	2,000	1,309
3.25%, 04/06/2050	15,000	10,414
TotalEnergies Capital SA
5.64%, 04/05/2064	20,000	19,804
Viper Energy, Inc.
5.38%, 11/01/2027*	28,000	27,473
		581,989
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.
5.00%, 11/15/2029*	5,000	4,962
Packaging & Containers — 0.3%
Ball Corp.
6.00%, 06/15/2029	85,000	85,457
Graphic Packaging International LLC
4.75%, 07/15/2027*	40,000	39,034
		124,491
Pharmaceuticals — 0.2%
AbbVie, Inc.
4.95%, 03/15/2031	10,000	9,974
5.40%, 03/15/2054	5,000	4,944
Bristol-Myers Squibb Co.
5.55%, 02/22/2054	10,000	9,859
Cigna Group
5.00%, 05/15/2029	30,000	29,877
CVS Health Corp.
2.70%, 08/21/2040	15,000	9,966
4.13%, 04/01/2040	5,000	4,039
5.05%, 03/25/2048	15,000	12,924
		81,583
Pipelines — 1.0%
Cheniere Energy Partners LP
4.50%, 10/01/2029	10,000	9,526
Columbia Pipelines Holding Co. LLC
5.68%, 01/15/2034*	20,000	19,678
6.04%, 08/15/2028*	25,000	25,568
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	15,000	15,322
6.04%, 11/15/2033*	10,000	10,219
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
6.54%, 11/15/2053*	$ 5,000	$ 5,268
Enbridge, Inc.
5.30%, 04/05/2029	15,000	15,024
5.63%, 04/05/2034	25,000	24,959
5.70%, 03/08/2033	43,000	43,338
Energy Transfer LP
6.05%, 12/01/2026	15,000	15,191
6.40%, 12/01/2030	20,000	21,030
EQM Midstream Partners LP
4.13%, 12/01/2026	35,000	33,735
Hess Midstream Operations LP
4.25%, 02/15/2030*	5,000	4,590
6.50%, 06/01/2029*	35,000	35,482
MPLX LP
5.50%, 06/01/2034	25,000	24,620
ONEOK, Inc.
6.10%, 11/15/2032	20,000	20,671
Targa Resources Corp.
6.15%, 03/01/2029	20,000	20,644
Western Midstream Operating LP
4.75%, 08/15/2028	15,000	14,661
		359,526
Private Equity — 0.1%
Brookfield Finance, Inc.
5.68%, 01/15/2035	30,000	29,679
REITS — 0.6%
American Tower Corp.
1.45%, 09/15/2026	15,000	13,764
2.40%, 03/15/2025	5,000	4,881
3.80%, 08/15/2029	10,000	9,295
Brandywine Operating Partnership LP
8.88%, 04/12/2029	10,000	10,416
Crown Castle, Inc.
4.80%, 09/01/2028	33,000	32,303
5.00%, 01/11/2028	20,000	19,755
5.60%, 06/01/2029	10,000	10,085
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/2028	15,000	15,008
Piedmont Operating Partnership LP
6.88%, 07/15/2029	15,000	14,820
Regency Centers LP
5.25%, 01/15/2034	20,000	19,479
SBA Tower Trust
2.84%, 01/15/2050*	40,000	39,297
VICI Properties LP
4.95%, 02/15/2030	24,000	23,154
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029*	5,000	4,732
		216,989
Retail — 0.4%
AutoZone, Inc.
4.75%, 08/01/2032	14,000	13,441
5.40%, 07/15/2034	10,000	9,890
6.55%, 11/01/2033	10,000	10,736
FirstCash, Inc.
4.63%, 09/01/2028*	55,000	51,682
5.63%, 01/01/2030*	40,000	37,884
Home Depot, Inc.
5.30%, 06/25/2054	5,000	4,882

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	$ 10,000	$ 9,651
		138,166
Semiconductors — 0.2%
Intel Corp.
3.05%, 08/12/2051	7,000	4,440
3.10%, 02/15/2060	5,000	3,025
5.15%, 02/21/2034	10,000	9,875
5.70%, 02/10/2053	2,000	1,966
5.90%, 02/10/2063	7,000	6,985
Marvell Technology, Inc.
2.45%, 04/15/2028	13,000	11,732
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	15,000	14,961
5.55%, 12/01/2028	10,000	10,133
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	17,144
		80,261
Software — 0.9%
Adobe, Inc.
4.80%, 04/04/2029	30,000	30,032
Constellation Software, Inc.
5.46%, 02/16/2034*	5,000	5,001
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	56,124
MSCI, Inc.
3.63%, 11/01/2031*	20,000	17,548
Open Text Corp.
3.88%, 12/01/2029*	70,000	62,690
6.90%, 12/01/2027*	10,000	10,378
Oracle Corp.
2.30%, 03/25/2028	20,000	18,082
3.60%, 04/01/2040	6,000	4,612
3.85%, 04/01/2060	58,000	39,859
4.90%, 02/06/2033	26,000	25,221
SS&C Technologies, Inc.
5.50%, 09/30/2027*	65,000	64,006
		333,553
Telecommunications — 0.3%
AT&T, Inc.
3.65%, 09/15/2059	2,000	1,341
3.80%, 12/01/2057	25,000	17,466
4.50%, 05/15/2035	10,000	9,209
Cisco Systems, Inc.
4.95%, 02/26/2031	15,000	14,987
5.35%, 02/26/2064	10,000	9,733
Nokia Oyj
6.63%, 05/15/2039	15,000	14,963
T-Mobile USA, Inc.
2.05%, 02/15/2028	25,000	22,455
5.05%, 07/15/2033	15,000	14,675
5.75%, 01/15/2034	15,000	15,421
		120,250
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	35,000	34,607
4.00%, 07/15/2025*	10,000	9,827
5.35%, 03/30/2029*	5,000	4,997
Security Description	Shares or Principal Amount	Value

Trucking & Leasing (continued)
5.75%, 05/24/2026*	$ 20,000	$ 20,048
6.05%, 08/01/2028*	5,000	5,121
		74,600
Total Corporate Bonds & Notes (cost $8,340,934)		8,022,255
ASSET BACKED SECURITIES — 5.8%
Auto Loan Receivables — 1.4%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	20,000	20,036
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	62,257	62,120
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class B 5.43%, 08/15/2028	20,000	19,911
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	71,108	71,078
Citizens Auto Receivables Trust
Series 2024-1, Class A4 5.03%, 10/15/2030*	20,000	19,881
DT Auto Owner Trust
Series 2023-2A, Class B 5.41%, 02/15/2029*	15,000	14,922
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*	6,240	6,231
Series 2020-1A, Class D 2.73%, 12/15/2025*	4,272	4,246
Series 2023-3A, Class B 6.11%, 09/15/2027	9,000	9,005
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	9,890
Series 2023-2, Class B 5.21%, 05/15/2028*	19,000	18,813
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class B 5.16%, 08/16/2029	5,000	4,986
OneMain Direct Auto Receivables Trust
Series 2023-1A, Class A 5.41%, 11/14/2029*	100,000	99,886
Prestige Auto Receivables Trust
Series 2022-1A, Class B 6.55%, 07/17/2028*	30,000	30,085
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	15,000	14,903
Series 2023-3, Class B 5.61%, 07/17/2028	30,000	30,024
Series 2023-4, Class B 5.77%, 12/15/2028	30,000	30,208
SBNA Auto Lease Trust
Series 2024-A, Class A4 5.24%, 01/22/2029*	10,000	9,984
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	15,000	15,176

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	$ 10,303	$ 10,247
Series 2023-1A, Class B 5.41%, 01/18/2028*	10,000	9,965
World Omni Auto Receivables Trust
Series 2023-A, Class B 5.03%, 05/15/2029	15,000	14,909
		526,506
Home Equity — 0.4%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 7.03%, (TSFR1M+1.69%), 10/25/2034	3,139	3,097
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 5.66%, (TSFR1M+0.31%), 02/25/2037	25,404	11,784
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.96%, (TSFR1M+0.61%), 11/25/2036	143,117	134,927
		149,808
Other Asset Backed Securities — 4.0%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(2)	37,208	36,421
Series 2021-NPL1, Class A1 5.24%, 06/25/2061*(2)	39,017	38,434
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	45,000	45,026
Series 2022-1A, Class A2 6.35%, 10/15/2047*	60,000	60,334
BlueMountain CLO XXIV, Ltd. FRS
Series 2019-24A, Class AR 6.69%, (TSFR3M+1.36%), 04/20/2034*	250,000	250,247
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	10,000	9,877
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	15,000	15,080
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	48,625	43,155
Series 2019-1A, Class A2 3.67%, 10/25/2049*	48,000	43,730
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	56,850	55,484
FirstKey Homes Trust
Series 2021-SFR1, Class A 1.54%, 08/17/2038*	96,066	88,383
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,271	95,976
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	62,440	53,381
Pretium Mtg. Credit Partners LLC
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(2)	50,645	49,644
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2021-RN1, Class A1 4.99%, 02/25/2061*(2)	$ 44,671	$ 44,193
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 5.59%, (TSFR1M+0.24%), 05/25/2037	49,203	36,223
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	40,000	39,697
Series 2024-1A, Class A2 5.90%, 03/25/2049*	25,000	25,072
Subway Funding LLC
Series 2024-1A, Class A2I 6.03%, 07/30/2054*	40,000	40,356
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	23,646
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	105,128	91,149
VB-S1 Issuer LLC
Series 2024-1A, Class C2 5.59%, 05/15/2054*	30,000	29,987
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.72%, (TSFR3M+1.39%), 04/15/2034*	100,000	100,000
VOLT XCIV LLC
Series 2021-NPL3, Class A1 5.24%, 02/27/2051*(2)	33,195	32,836
VOLT XCIX LLC
Series 2021-NPL8, Class A1 5.12%, 04/25/2051*(2)	35,863	35,528
VOLT XCVII LLC
Series 2021-NPL6, Class A1 5.24%, 04/25/2051*(2)	36,380	36,172
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	46,745	43,917
		1,463,948
Total Asset Backed Securities (cost $2,107,825)		2,140,262
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.7%
Commercial and Residential — 8.1%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	120,000	115,765
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(1)	10,519	9,696
Series 2021-2, Class A1 0.99%, 04/25/2066*(1)	18,796	15,605
Series 2021-3, Class A1 1.07%, 05/25/2066*(1)	34,146	28,451
Series 2020-3, Class A1 1.69%, 04/25/2065*(1)	19,176	17,614
Series 2021-8, Class A1 1.82%, 11/25/2066*(1)	32,180	27,682
BANK
Series 2024-BNK47, Class A5 5.72%, 06/15/2057	60,000	61,711

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BANK VRS
Series 2017-BNK8, Class XA 0.85%, 11/15/2050(1)(3)	$ 807,841	$ 16,000
Series 2019-BN20, Class XA 0.93%, 09/15/2062(1)(3)	889,123	30,098
BBCMS Mtg. Trust
Series 2024-C26, Class A5 5.83%, 05/15/2057	40,000	41,637
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 5.24%, 02/25/2036(1)	26,581	23,178
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.60%, 07/15/2051(1)(3)	325,854	4,508
Series 2018-B1, Class XA 0.66%, 01/15/2051(1)(3)	142,735	2,070
Series 2018-B8, Class XA 0.78%, 01/15/2052(1)(3)	893,133	19,061
Series 2019-B10, Class XA 1.39%, 03/15/2062(1)(3)	281,134	13,449
Series 2020-B22, Class XA 1.62%, 01/15/2054(1)(3)	162,623	12,051
Series 2020-B18, Class XA 1.91%, 07/15/2053(1)(3)	96,094	5,651
BMO Mtg. Trust
Series 2024-C9, Class A5 5.76%, 07/15/2057	58,000	59,740
BX Trust FRS
Series 2024-PAT, Class B 8.37%, (TSFR1M+3.04%), 03/15/2041*	10,000	9,987
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 5.43%, (H15T1Y+2.4%), 03/25/2036	11,789	10,764
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(1)	29,945	24,865
Series 2021-3, Class A1 0.96%, 09/27/2066*(1)	68,926	55,206
Series 2021-HX1, Class A1 1.11%, 10/25/2066*(1)	66,442	54,911
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	125,105	123,418
Series 2014-CR21, Class A3 3.53%, 12/10/2047	96,849	94,911
Series 2014-CR17, Class A5 3.98%, 05/10/2047	11,677	11,537
Series 2013-300P, Class A1 4.35%, 08/10/2030*	195,000	183,559
Connecticut Avenue Securities Trust FRS
Series 2024-R02, Class 1M2 7.14%, (SOFR30A+1.80%), 02/25/2044*	10,000	10,095
Series 2019-HRP1, Class M2 7.60%, (SOFR30A+2.26%), 11/25/2039*	4,708	4,708
Series 2024-R02, Class 1B1 7.84%, (SOFR30A+2.50%), 02/25/2044*	10,000	10,167
Series 2023-R06, Class 1M2 8.04%, (SOFR30A+2.70%), 07/25/2043*	35,000	36,570
Series 2021-R01, Class 1B1 8.44%, (SOFR30A+3.10%), 10/25/2041*	56,600	58,252
Series 2023-R05, Class 1M2 8.44%, (SOFR30A+3.10%), 06/25/2043*	18,000	19,021
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2022-R01, Class 1B1 8.49%, (SOFR30A+3.15%), 12/25/2041*	$ 59,000	$ 61,021
Series 2017-C01, Class 1M2 9.00%, (SOFR30A+3.66%), 07/25/2029	11,132	11,511
Series 2016-C07, Class 2M2 9.80%, (SOFR30A+4.46%), 05/25/2029	19,202	20,160
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	19,226	9,153
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	28,506	27,930
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.84%, 06/15/2057(1)(3)	981,597	2,211
CSMC Trust VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(1)	45,443	37,907
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(1)	82,877	72,725
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(1)	22,929	20,276
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	125,000	118,237
Series 2016-C1, Class ASB 3.04%, 05/10/2049	29,497	28,873
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.82%, 09/15/2053(1)(3)	98,950	5,010
DC Trust VRS
Series 2024-HLTN, Class A 5.93%, 04/13/2028*(1)	10,000	9,862
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 6.64%, 05/25/2035(1)	19,048	16,976
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(1)	49,044	40,853
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	124,533	100,599
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	30,445	29,903
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.46%, 07/10/2051(1)(3)	1,167,987	14,550
GS Mtg. Securities Trust VRS
Series 2020-GC45, Class XA 0.77%, 02/13/2053(1)(3)	982,156	26,454
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 4.31%, 03/25/2047(1)	9,949	5,948
Series 2006-AR2, Class 3A1 5.89%, 04/25/2036(1)	3,127	1,856
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 6.00%, (TSFR1M+0.38%), 05/25/2035	15,204	13,759
Imperial Fund Mtg. Trust
Series 2022-NQM2, Class A1 3.64%, 03/25/2067*(2)	83,245	76,457

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	$ 25,000	$ 22,070
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 5.78%, 02/25/2035(1)	4,701	4,402
Series 2005-A1, Class 2A1 5.85%, 12/25/2034(1)	4,459	4,286
MFA Trust VRS
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(1)	43,505	37,449
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(1)	22,319	20,487
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.02%, 12/15/2047(1)(3)	176,482	52
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.46%, 06/15/2050(1)(3)	100,521	2,477
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	19,952	7,048
MortgageIT Trust FRS
Series 2005-4, Class A1 6.02%, (TSFR1M+0.67%), 10/25/2035	16,578	16,005
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 6.96%, (TSFR1M+1.61%), 06/25/2057*	18,927	19,044
New Residential Mtg. Loan Trust VRS
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(1)	13,503	12,548
Series 2016-2A, Class A1 3.75%, 11/26/2035*(1)	22,212	20,709
Series 2016-4A, Class A1 3.75%, 11/25/2056*(1)	21,682	20,086
Series 2017-4A, Class A1 4.00%, 05/25/2057*(1)	20,991	19,715
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(1)	62,992	52,615
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(1)	6,980	6,112
OBX Trust VRS
Series 2022-NQM1, Class A1 2.31%, 11/25/2061*(1)	74,168	64,306
PRPM LLC
Series 2021-9, Class A1 2.36%, 10/25/2026*(2)	56,021	55,133
Series 2021-5, Class A1 4.79%, 06/25/2026*(2)	66,204	65,675
Series 2021-3, Class A1 4.87%, 04/25/2026*(2)	42,086	41,561
Series 2021-4, Class A1 4.87%, 04/25/2026*(2)	58,457	58,315
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	95,000	85,946
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(1)	$ 47,479	$ 37,987
Starwood Mtg. Residential Trust VRS
Series 2021-3, Class A1 1.13%, 06/25/2056*(1)	47,799	39,713
Series 2021-6, Class A1 1.92%, 11/25/2066*(1)	74,223	63,215
Towd Point Mtg. Trust VRS
Series 2017-6, Class A1 2.75%, 10/25/2057*(1)	23,752	22,898
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	87,506	74,214
Tyson Corner Mtg. Trust VRS
Series 2023-CRNR, Class A 6.80%, 12/10/2033*(1)	50,000	51,595
Verus Securitization Trust
Series 2021-7, Class A1 1.83%, 10/25/2066*(2)	70,910	62,007
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(1)	27,656	24,543
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 1.02%, 09/15/2057(1)(3)	518,345	4,036
Series 2015-NXS1, Class D 4.25%, 05/15/2048(1)	10,000	8,857
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 6.36%, 10/25/2036(1)	6,856	5,980
		2,995,255
U.S. Government Agency — 2.6%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	79,000	75,260
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.64%, 01/25/2034(1)(3)	198,729	6,370
Series K064, Class X1 0.73%, 03/25/2027(1)(3)	334,709	4,594
Series K124, Class X1 0.81%, 12/25/2030(1)(3)	288,313	10,662
Series K122, Class X1 0.97%, 11/25/2030(1)(3)	98,849	4,299
Series K121, Class X1 1.12%, 10/25/2030(1)(3)	121,707	6,019
Series K114, Class X1 1.21%, 06/25/2030(1)(3)	228,257	12,289
Series K104, Class X1 1.24%, 01/25/2030(1)(3)	185,425	9,242
Series K111, Class X1 1.68%, 05/25/2030(1)(3)	99,027	7,308
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	1,500	1,488
Series 3964, Class MD 2.00%, 01/15/2041	372	363
Series 5170, Class DP 2.00%, 07/25/2050	43,664	36,882
Series 4961, Class JB 2.50%, 12/15/2042	24,077	21,456

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 3883, Class PB 3.00%, 05/15/2041	$ 7,316	$ 6,835
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	16,250	14,488
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 8.24%, (SOFR30A+2.90%), 04/25/2042*	20,000	20,786
Series 2023-DNA2, Class M1B 8.59%, (SOFR30A+3.25%), 04/25/2043*	15,000	15,881
Series 2021-HQA3, Class B1 8.69%, (SOFR30A+3.35%), 09/25/2041*	60,000	61,743
Series 2022-DNA4, Class M1B 8.69%, (SOFR30A+3.35%), 05/25/2042*	30,000	31,495
Series 2023-HQA2, Class M1B 8.69%, (SOFR30A+3.35%), 06/25/2043*	60,000	63,450
Series 2021-DNA6, Class B1 8.74%, (SOFR30A+3.40%), 10/25/2041*	60,000	62,139
Series 2022-HQA1, Class M1B 8.84%, (SOFR30A+3.50%), 03/25/2042*	10,000	10,509
Series 2023-HQA1, Class M1B 8.84%, (SOFR30A+3.50%), 05/25/2043*	50,000	53,024
Series 2022-HQA3, Class M1B 8.89%, (SOFR30A+3.55%), 08/25/2042*	10,000	10,559
Series 2021-DNA7, Class B1 8.99%, (SOFR30A+3.65%), 11/25/2041*	25,000	26,083
Series 2022-DNA6, Class M1B 9.04%, (SOFR30A+3.70%), 09/25/2042*	20,000	21,299
Series 2022-HQA2, Class M1B 9.34%, (SOFR30A+4.00%), 07/25/2042*	20,000	21,354
Series 2022-DNA5, Class M1B 9.84%, (SOFR30A+4.50%), 06/25/2042*	35,000	37,967
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	13,600	12,279
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	4,074	3,960
Series 2011-117, Class MA 2.00%, 08/25/2040	219	216
Series 2012-21, Class PQ 2.00%, 09/25/2041	4,193	3,859
Series 2012-18, Class GA 2.00%, 12/25/2041	7,771	7,020
Series 2016-11, Class GA 2.50%, 03/25/2046	11,755	10,620
Series 2019-54, Class KC 2.50%, 09/25/2049	41,175	37,238
Series 2015-48, Class QB 3.00%, 02/25/2043	8,112	7,776
Series 2016-38, Class NA 3.00%, 01/25/2046	5,831	5,275
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	25,397
Series 2017-34, Class JK 3.00%, 05/25/2047	4,263	4,073
Series 2019-45, Class PT 3.00%, 08/25/2049	16,756	14,806
Series 2012-52, Class PA 3.50%, 05/25/2042	6,929	6,513
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2017-26, Class CG 3.50%, 07/25/2044	$ 5,500	$ 5,379
Series 2018-23, Class LA 3.50%, 04/25/2048	16,311	15,047
Series 2019-14, Class CA 3.50%, 04/25/2049	17,021	15,959
Series 2017-35, Class AH 3.50%, 04/25/2053	6,554	6,400
Series 2017-84, Class KA 3.50%, 04/25/2053	8,017	7,735
Series 2018-70, Class HA 3.50%, 10/25/2056	11,149	10,682
Series 2019-12, Class HA 3.50%, 11/25/2057	17,024	15,914
Series 2017-49, Class JA 4.00%, 07/25/2053	6,625	6,489
Series 2022-90, Class AY 4.50%, 12/25/2041	70,000	65,585
Government National Mtg. Assoc.
Series 2013-37, Class LG 2.00%, 01/20/2042	6,628	6,307
Series 2005-74, Class HA 7.50%, 09/16/2035	1	1
Series 2005-74, Class HB 7.50%, 09/16/2035	659	667
		949,041
Total Collateralized Mortgage Obligations (cost $4,414,160)		3,944,296
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 34.8%
U.S. Government — 13.8%
United States Treasury Bonds
2.25%, 08/15/2046	175,000	116,655
2.50%, 02/15/2045(4)	363,000	258,935
2.88%, 08/15/2045	400,000	303,797
3.00%, 11/15/2045 to 08/15/2052	685,000	519,068
3.13%, 08/15/2044	505,000	403,586
3.38%, 08/15/2042 to 11/15/2048	800,000	656,373
3.38%, 05/15/2044(5)	495,000	412,397
3.63%, 08/15/2043	295,000	256,327
4.13%, 08/15/2053	215,000	200,210
United States Treasury Bonds TIPS
0.13%, 02/15/2052(6)	28,155	15,980
0.25%, 02/15/2050(6)	292,661	178,592
0.63%, 02/15/2043(6)	6,818	5,118
0.75%, 02/15/2045(6)	119,822	89,724
1.38%, 02/15/2044(6)	40,355	34,579
United States Treasury Notes
2.38%, 03/31/2029	490,000	448,254
4.00%, 02/15/2034	395,000	383,397
4.50%, 11/15/2033	40,000	40,369
United States Treasury Notes TIPS
1.75%, 01/15/2034(6)	780,224	757,005
		5,080,366
U.S. Government Agency — 21.0%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051	348,457	273,675
2.50%, 01/01/2028 to 12/01/2051	297,603	243,912
3.00%, 08/01/2027	4,615	4,447
3.50%, 03/01/2042 to 09/01/2043	31,178	28,463
4.00%, 09/01/2040 to 10/01/2043	18,073	16,984
4.50%, 01/01/2039 to 08/01/2052	316,983	299,118

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
5.00%, 05/01/2034 to 10/01/2052		$ 565,842	$ 548,174
5.50%, 05/01/2037 to 06/01/2037		2,720	2,733
6.50%, 05/01/2029 to 07/01/2035		980	1,001
Federal Home Loan Mtg. Corp. FRS
5.74%, (RFUCCT6M+1.49%), 02/01/2037		396	399
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051		1,042,968	821,013
2.50%, 04/01/2028 to 08/01/2052		372,410	309,051
2.66%, 03/01/2027		377,220	356,380
3.00%, 10/01/2027 to 06/01/2052		328,804	282,121
3.50%, 08/01/2043		49,675	45,699
4.00%, 11/01/2025		185	182
4.50%, 01/01/2039 to 12/01/2052		254,658	240,833
5.00%, 05/01/2035 to 09/01/2052		233,538	226,301
5.50%, 12/01/2029 to 06/01/2038		17,538	17,539
6.00%, 06/01/2026 to 05/01/2034		21,420	21,625
6.50%, 06/01/2035 to 10/01/2037		11,265	11,610
7.00%, 06/01/2037		3,347	3,484
Federal National Mtg. Assoc. FRS
6.07%, (RFUCCT1Y+1.82%), 10/01/2040		784	811
6.47%, (RFUCCT1Y+1.57%), 05/01/2037		665	681
Government National Mtg. Assoc.
2.00%, 12/20/2050		71,659	58,061
2.50%, 07/20/2051		412,413	346,651
3.00%, 04/20/2051 to 05/20/2051		241,253	210,695
3.00%, July 30 TBA		450,000	392,027
3.50%, July 30 TBA		660,000	592,556
4.00%, 09/15/2040 to 11/15/2040		22,127	20,817
4.00%, July 30 TBA		125,000	115,503
4.50%, 02/15/2039 to 08/15/2041		35,064	34,001
5.50%, 05/15/2036		1,975	2,011
6.00%, 09/15/2032 to 12/15/2033		12,586	12,857
7.00%, 07/15/2033 to 11/15/2033		3,403	3,482
Uniform Mtg. Backed Securities
1.50%, July 15 TBA		200,000	170,969
2.00%, July 15 TBA		200,000	175,719
2.00%, July 30 TBA		225,000	175,939
4.00%, July 30 TBA		465,000	425,457
4.50%, July 30 TBA		344,000	324,287
5.00%, July 30 TBA		200,000	193,281
5.50%, July 30 TBA		770,000	759,382
			7,769,931
Total U.S. Government & Agency Obligations (cost $13,942,013)			12,850,297
FOREIGN GOVERNMENT OBLIGATIONS — 1.5%
Sovereign — 1.5%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	593,000	95,786
Government of Hungary
1.63%, 04/28/2032	EUR	80,000	70,565
Government of Macedonia
3.68%, 06/03/2026*	EUR	100,000	103,856
Government of Romania
2.63%, 12/02/2040*	EUR	70,000	48,618
2.75%, 04/14/2041	EUR	60,000	41,722
5.88%, 01/30/2029*		36,000	35,770
Republic of Peru
3.00%, 01/15/2034		10,000	8,101
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	75,892
Security Description	Shares or Principal Amount	Value

Sovereign (continued)
United Mexican States
4.75%, 03/08/2044	$ 70,000	$ 56,069
6.05%, 01/11/2040	6,000	5,794
Total Foreign Government Obligations (cost $689,757)		542,173
MUNICIPAL SECURITIES — 1.1%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039	15,000	14,528
6.32%, 11/01/2029	30,000	30,064
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040	10,000	8,464
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028	80,000	74,854
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025	75,000	71,983
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045	35,000	35,916
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	14,000	15,236
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035	70,000	67,053
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	65,000	69,367
State of California General Obligation Bonds
7.30%, 10/01/2039	10,000	11,440
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	29,101	29,066
Total Municipal Securities (cost $448,214)		427,971
COMMON STOCKS — 31.5%
Advertising — 2.2%
Trade Desk, Inc., Class A†	8,157	796,694
Auto Manufacturers — 1.9%
Tesla, Inc.†	3,448	682,290
Biotechnology — 1.9%
Roivant Sciences, Ltd.†	14,437	152,599
Royalty Pharma PLC, Class A	21,040	554,825
		707,424
Commercial Services — 1.4%
Adyen NV*†	394	469,720
Block, Inc.†	965	62,233
		531,953
Computers — 0.6%
Crowdstrike Holdings, Inc., Class A†	550	210,755
Diversified Financial Services — 1.5%
Intercontinental Exchange, Inc.	4,076	557,964

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products — 1.1%
Danaher Corp.	1,575	$ 393,514
Internet — 10.0%
Airbnb, Inc., Class A†	3,784	573,768
Amazon.com, Inc.†	3,154	609,510
DoorDash, Inc., Class A†	7,340	798,445
MercadoLibre, Inc.†	255	419,067
Meta Platforms, Inc., Class A	158	79,667
Shopify, Inc., Class A†	10,643	702,970
Uber Technologies, Inc.†	7,135	518,572
		3,701,999
REITS — 1.3%
American Tower Corp.	2,505	486,922
Retail — 0.5%
Floor & Decor Holdings, Inc., Class A†	1,949	193,750
Software — 8.1%
BILL Holdings, Inc.†	3,752	197,430
Cloudflare, Inc., Class A†	11,618	962,319
MicroStrategy, Inc., Class A†	305	420,131
Procore Technologies, Inc.†	3,138	208,081
ROBLOX Corp., Class A†	16,483	613,332
Snowflake, Inc., Class A†	4,496	607,365
		3,008,658
Transportation — 1.0%
Union Pacific Corp.	1,589	359,527
Total Common Stocks (cost $10,029,701)		11,631,450
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	19,000	6
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/06/2025; Strike Price: CNY 7.69; Counterparty: Goldman Sachs International)	2,975,755	4,678
Over the Counter call option on the USD vs. CNY (Expiration Date: 03/25/2024; Strike Price: CNY 7.78; Counterparty: JPMorgan Chase Bank, N.A.)	2,982,569	6,281
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/12/2024; Strike Price: CNY 7.79; Counterparty: JPMorgan Chase Bank, N.A.)	2,832,555	3
Total Purchased Options (cost $35,648)		10,962
Total Long-Term Investment Securities (cost $40,008,252)		39,569,672
REPURCHASE AGREEMENTS — 0.7%
Bank of America Securities LLC Joint Repurchase Agreement(7)	$ 55,000	55,000
Security Description	Shares or Principal Amount	Value

Barclays Capital, Inc. Joint Repurchase Agreement(7)	$ 45,000	$ 45,000
BNP Paribas SA Joint Repurchase Agreement(7)	45,000	45,000
Deutsche Bank AG Joint Repurchase Agreement(7)	55,000	55,000
RBS Securities, Inc. Joint Repurchase Agreement(7)	60,000	60,000
Total Repurchase Agreements (cost $260,000)		260,000
TOTAL INVESTMENTS (cost $40,268,252)	107.8%	39,829,672
Other assets less liabilities	(7.8)	(2,897,911)
NET ASSETS	100.0%	$36,931,761
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Income/Equity Portfolio has no right to demand registration of these securities. At June 30, 2024, the aggregate value of these securities was $7,282,797 representing 19.7% of net assets.
†	Non-income producing security
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2024.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 2 for details of Joint Repurchase Agreements.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at June 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	85,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 930	$12,139	$13,069
Centrally Cleared	155,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	480	20,948	21,428
Centrally Cleared	200,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	837	5,156	5,993
Centrally Cleared	50,000	USD	Fixed 3.743	12-Month SOFR	Annual	Annual	Jun 2035	—	324	324
Centrally Cleared	95,000	USD	Fixed 3.873	12-Month SOFR	Annual	Annual	Jun 2035	—	(358)	(358)
Centrally Cleared	35,000	USD	Fixed 3.878	12-Month SOFR	Annual	Annual	Jun 2035	—	(146)	(146)
Centrally Cleared	75,000	USD	Fixed 3.671	12-Month SOFR	Annual	Annual	Jun 2035	—	910	910
Centrally Cleared	70,000	USD	Fixed 3.657	12-Month SOFR	Annual	Annual	Jun 2035	(5)	934	929
Centrally Cleared	35,000	USD	Fixed 3.655	12-Month SOFR	Annual	Annual	Jun 2035	—	471	471
Centrally Cleared	40,000	USD	Fixed 3.647	12-Month SOFR	Annual	Annual	Jun 2035	—	564	564
								$2,242	$40,942	$43,184
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
10	Long	Canada 10 Year Bonds	September 2024	$ 874,357	$ 877,672	$ 3,315
10	Long	U.S. Treasury 10 Year Notes	September 2024	1,093,099	1,099,844	6,745
4	Long	U.S. Treasury 2 Year Notes	September 2024	815,016	816,875	1,859
9	Long	U.S. Treasury 5 Year Notes	September 2024	953,848	959,203	5,355
6	Long	U.S. Treasury Ultra 10 Year Notes	September 2024	679,434	681,188	1,754
						$19,028
						Unrealized (Depreciation)
1	Short	Euro Buxl 30 Year Bonds	September 2024	$137,188	$139,480	$ (2,292)
5	Short	Euro-BUND	September 2024	702,362	704,793	(2,431)
6	Short	U.S. Treasury Long Bonds	September 2024	701,938	709,875	(7,937)
						$(12,660)
		Net Unrealized Appreciation (Depreciation)				$6,368
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	415,000	USD	445,996	09/18/2024	$ —	$(105)
Goldman Sachs International	BRL	568,000	USD	104,543	09/18/2024	3,810	—
Natwest Markets PLC	USD	100,519	EUR	93,000	09/18/2024	—	(549)
Unrealized Appreciation (Depreciation)						$3,810	$(654)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$8,022,255	$—	$8,022,255
Asset Backed Securities	—	2,140,262	—	2,140,262
Collateralized Mortgage Obligations	—	3,944,296	—	3,944,296
U.S. Government & Agency Obligations	—	12,850,297	—	12,850,297
Foreign Government Obligations	—	542,173	—	542,173
Municipal Securities	—	427,971	—	427,971
Common Stocks	11,631,450	—	—	11,631,450
Escrows and Litigation Trusts	—	6	—	6
Purchased Options	—	10,962	—	10,962
Repurchase Agreements	—	260,000	—	260,000
Total Investments at Value	$11,631,450	$28,198,222	$—	$39,829,672
Other Financial Instruments:†
Swaps	$—	$41,446	$—	$41,446
Futures Contracts	19,028	—	—	19,028
Forward Foreign Currency Contracts	—	3,810	—	3,810
Total Other Financial Instruments	$19,028	$45,256	$—	$64,284
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$504	$—	$504
Futures Contracts	12,660	—	—	12,660
Forward Foreign Currency Contracts	—	654	—	654
Total Other Financial Instruments	$12,660	$1,158	$—	$13,818
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Australia — 4.1%
Ampol, Ltd.	1,328	$ 28,650
ANZ Group Holdings, Ltd.	38,351	722,491
APA Group	7,154	38,132
Aristocrat Leisure, Ltd.	3,187	105,792
ASX, Ltd.	1,081	43,268
Aurizon Holdings, Ltd.	10,261	24,985
BHP Group, Ltd. (ASX)	41,672	1,186,478
BHP Group, Ltd. (LSE)	18,889	540,350
BlueScope Steel, Ltd.	2,470	33,663
Brambles, Ltd.	7,763	75,246
CAR Group, Ltd.	1,997	46,960
Challenger, Ltd.	37,395	174,873
Cochlear, Ltd.	365	80,876
Coles Group, Ltd.	7,466	84,819
Commonwealth Bank of Australia	9,331	792,903
Computershare, Ltd.	2,984	52,433
CSL, Ltd.	2,694	530,542
Dexus	5,996	25,920
Endeavour Group, Ltd.	8,486	28,588
Fortescue, Ltd.	9,440	134,828
Goodman Group	9,528	220,875
GPT Group	10,678	28,493
IGO, Ltd.	50,068	188,378
Insurance Australia Group, Ltd.	13,311	63,402
Lottery Corp., Ltd.	12,407	41,963
Macquarie Group, Ltd.	5,507	751,973
Medibank Private, Ltd.	15,352	38,200
Mineral Resources, Ltd.	979	35,215
Mirvac Group	21,996	27,440
National Australia Bank, Ltd.	17,296	418,027
Northern Star Resources, Ltd.	6,408	55,572
Orica, Ltd.	2,710	32,306
Origin Energy, Ltd.	9,603	69,571
Pilbara Minerals, Ltd.	155,482	318,427
Pro Medicus, Ltd.	320	30,582
Qantas Airways, Ltd.†	4,451	17,370
QBE Insurance Group, Ltd.	8,375	97,157
Ramsay Health Care, Ltd.	1,025	32,452
REA Group, Ltd.	295	38,702
Reece, Ltd.	1,260	21,157
Rio Tinto, Ltd.	20,283	1,610,164
Santos, Ltd.	18,104	92,511
Scentre Group	272,180	566,502
SEEK, Ltd.	1,986	28,299
Seven Group Holdings, Ltd.	1,111	27,926
Sonic Healthcare, Ltd.	2,544	44,634
South32, Ltd.	154,033	376,085
Stockland	13,307	37,017
Suncorp Group, Ltd.	7,092	82,368
Telstra Group, Ltd.	22,543	54,439
Transurban Group	17,237	142,585
Treasury Wine Estates, Ltd.	4,523	37,535
Vicinity, Ltd.	21,569	26,619
Washington H. Soul Pattinson & Co., Ltd.	1,308	28,638
Wesfarmers, Ltd.	6,326	275,064
Westpac Banking Corp.	19,361	351,695
WiseTech Global, Ltd.	929	62,159
Woodside Energy Group, Ltd.	10,584	199,179
Woolworths Group, Ltd.	6,809	153,484
Worley, Ltd.	44,549	445,185
		11,921,147
Security Description	Shares or Principal Amount	Value

Austria — 0.5%
Erste Group Bank AG	28,503	$ 1,350,439
OMV AG	821	35,750
Verbund AG	380	29,973
voestalpine AG	597	16,125
		1,432,287
Belgium — 0.8%
Ageas SA	891	40,726
Anheuser-Busch InBev SA NV	5,009	290,321
D'ieteren Group	120	25,459
Elia Group SA	164	15,359
Groupe Bruxelles Lambert NV	491	35,047
KBC Group NV	1,396	98,524
Lotus Bakeries NV	2	20,626
Sofina SA	86	19,636
Syensqo SA	413	36,963
UCB SA	10,168	1,510,363
Umicore SA	13,129	197,269
Warehouses De Pauw CVA	978	26,499
		2,316,792
Bermuda — 0.0%
Aegon, Ltd.	7,587	46,867
CK Infrastructure Holdings, Ltd.	3,500	19,765
Hongkong Land Holdings, Ltd.	6,100	19,703
Jardine Matheson Holdings, Ltd.	903	31,948
		118,283
Canada — 1.6%
Brookfield Corp.	13,146	546,769
Definity Financial Corp.	7,309	240,312
Element Fleet Management Corp.	46,861	852,579
Magna International, Inc.	9,940	416,486
National Bank of Canada	10,886	863,448
Nutrien, Ltd.	10,525	535,847
Sun Life Financial, Inc.	12,823	628,754
Toronto-Dominion Bank	9,434	518,575
		4,602,770
Cayman Islands — 0.7%
Alibaba Group Holding, Ltd. ADR	1,706	122,832
CK Asset Holdings, Ltd.	10,860	40,678
CK Hutchison Holdings, Ltd.	14,860	71,169
Futu Holdings, Ltd. ADR†	312	20,469
Grab Holdings, Ltd., Class A†	11,719	41,602
HKT Trust & HKT, Ltd.	21,000	23,557
NU Holdings, Ltd., Class A†	44,128	568,810
Sands China, Ltd.†	13,600	28,353
Sea, Ltd. ADR†	2,042	145,840
SITC International Holdings Co., Ltd.	7,000	19,004
Tencent Holdings, Ltd.	12,300	586,565
Tencent Music Entertainment Group ADR	12,405	174,290
WH Group, Ltd.*	46,500	30,607
Wharf Real Estate Investment Co., Ltd.	9,000	23,857
		1,897,633
China — 0.1%
Contemporary Amperex Technology Co., Ltd., Class A	13,300	329,533
Denmark — 3.5%
AP Moller-Maersk A/S, Series A	17	28,854
AP Moller-Maersk A/S, Series B	25	43,456
Carlsberg A/S, Class B	532	63,835
Coloplast A/S, Class B	703	84,454

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Danske Bank A/S	3,845	$ 114,568
Demant A/S†	555	24,021
DSV A/S	954	146,171
Genmab A/S†	1,378	345,296
Novo Nordisk A/S, Class B	54,186	7,824,558
Novonesis (Novozymes), Class B	2,080	127,269
Orsted A/S*†	1,054	56,091
Pandora A/S	457	68,971
ROCKWOOL A/S, Class B	52	21,102
Tryg A/S	1,946	42,531
Vestas Wind Systems A/S†	52,685	1,219,928
		10,211,105
Finland — 0.7%
Elisa Oyj	793	36,382
Fortum Oyj	2,501	36,561
Kesko Oyj, Class B	1,522	26,715
Kone Oyj, Class B	1,895	93,537
Mandatum Oyj	17,559	78,567
Metso Oyj	3,466	36,689
Neste Oyj	2,358	41,983
Nokia Oyj	29,727	113,289
Nordea Bank Abp	17,587	209,349
Orion Oyj, Class B	601	25,656
Sampo Oyj, Class A	19,023	816,945
Stora Enso Oyj, Class R	30,744	419,962
UPM-Kymmene Oyj	2,975	103,930
Wartsila OYJ Abp	2,804	54,053
		2,093,618
France — 9.4%
Accor SA	1,081	44,340
Aeroports de Paris SA	193	23,480
Air Liquide SA	7,905	1,365,374
Alstom SA	1,928	32,417
Amundi SA*	342	22,067
Arkema SA	335	29,114
AXA SA	50,651	1,658,261
BioMerieux	231	21,956
BNP Paribas SA	30,709	1,957,812
Bollore SE	3,971	23,305
Bouygues SA	1,056	33,894
Bureau Veritas SA	1,770	49,020
Capgemini SE	866	172,226
Carrefour SA	22,742	321,493
Cie de Saint-Gobain SA	2,541	197,620
Cie Generale des Etablissements Michelin SCA	3,786	146,412
Covivio SA	281	13,356
Credit Agricole SA	5,904	80,554
Danone SA	3,589	219,395
Dassault Aviation SA	110	19,980
Dassault Systemes SE	3,730	141,011
Edenred SE	1,391	58,709
Eiffage SA	410	37,656
Engie SA	77,803	1,111,114
EssilorLuxottica SA	11,387	2,453,616
Eurazeo SE	254	20,225
Gecina SA	256	23,564
Getlink SE	1,686	27,897
Hermes International SCA	176	403,363
Ipsen SA	210	25,751
Kering SA	1,484	537,975
Security Description	Shares or Principal Amount	Value

France (continued)
Klepierre SA	1,199	$ 32,076
La Francaise des Jeux SAEM*	586	19,957
Legrand SA	17,406	1,726,899
L'Oreal SA	3,102	1,362,222
LVMH Moet Hennessy Louis Vuitton SE	1,537	1,174,622
Orange SA	10,380	103,983
Pernod Ricard SA	1,140	154,686
Publicis Groupe SA	1,276	135,806
Remy Cointreau SA	129	10,762
Renault SA	1,071	54,872
Rexel SA	1,257	32,524
Safran SA	5,773	1,220,445
Sanofi SA	32,794	3,158,760
Sartorius Stedim Biotech	163	26,761
Schneider Electric SE	11,049	2,654,127
SEB SA	139	14,231
Societe Generale SA	4,028	94,558
Sodexo SA	493	44,350
Teleperformance SE	2,414	254,236
Thales SA	527	84,376
TotalEnergies SE	50,591	3,377,068
Veolia Environnement SA	3,841	114,850
Vinci SA	2,793	294,271
Vivendi SE	4,019	41,991
		27,461,390
Germany — 9.1%
adidas AG	903	215,656
Allianz SE	7,802	2,168,267
BASF SE	13,142	635,953
Bayer AG	16,186	457,282
Bayerische Motoren Werke AG	9,682	916,407
Bayerische Motoren Werke AG (Preference Shares)	328	28,962
Bechtle AG	456	21,458
Beiersdorf AG	6,163	901,267
Brenntag SE	724	48,817
Carl Zeiss Meditec AG	224	15,749
Commerzbank AG	5,876	89,265
Continental AG	613	34,728
Covestro AG*†	8,670	508,826
CTS Eventim AG & Co. KGaA	348	29,033
Daimler Truck Holding AG	2,982	118,705
Delivery Hero SE*†	1,070	25,382
Deutsche Bank AG	10,563	168,646
Deutsche Boerse AG	1,059	216,733
Deutsche Lufthansa AG	3,335	20,394
Deutsche Post AG	5,525	223,603
Deutsche Telekom AG	18,067	454,311
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	13,254	986,793
E.ON SE	12,515	164,253
Evonik Industries AG	1,429	29,154
Evotec SE†	10,780	103,615
Fresenius Medical Care AG	1,145	43,850
Fresenius SE & Co. KGaA†	17,126	511,350
GEA Group AG	865	36,036
Hannover Rueck SE	336	85,174
Heidelberg Materials AG	761	78,908
Henkel AG & Co. KGaA	579	45,545
Henkel AG & Co. KGaA (Preference Shares)	943	84,044
Infineon Technologies AG	39,673	1,457,545
KION Group AG	7,346	307,529
Knorr-Bremse AG	404	30,849
LEG Immobilien SE	413	33,730

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Mercedes-Benz Group AG	4,473	$ 309,314
Merck KGaA	720	119,325
MTU Aero Engines AG	300	76,723
Muenchener Rueckversicherungs-Gesellschaft AG	4,092	2,046,548
Nemetschek SE	322	31,674
Porsche Automobil Holding SE (Preference Shares)	854	38,605
Puma SE	588	26,996
Rational AG	28	23,315
Rheinmetall AG	243	123,797
RWE AG	3,524	120,580
SAP SE	29,556	5,998,879
Sartorius AG (Preference Shares)	146	34,243
Scout24 SE*	418	31,873
Siemens AG	26,285	4,890,206
Siemens Energy AG†	3,342	87,008
Siemens Healthineers AG*	15,122	871,286
Symrise AG	740	90,583
Talanx AG	360	28,742
Volkswagen AG	164	19,689
Volkswagen AG (Preference Shares)	1,149	129,697
Vonovia SE	4,087	116,209
Zalando SE*†	1,250	29,304
		26,542,415
Hong Kong — 1.3%
AIA Group, Ltd.	217,200	1,474,136
Beijing Enterprises Holdings, Ltd.	23,000	77,167
BOC Hong Kong Holdings, Ltd.	299,500	922,388
CLP Holdings, Ltd.	9,000	72,723
Galaxy Entertainment Group, Ltd.	12,000	55,935
Hang Seng Bank, Ltd.	4,300	55,284
Henderson Land Development Co., Ltd.	8,062	21,629
Hong Kong & China Gas Co., Ltd.	62,533	47,566
Hong Kong Exchanges & Clearing, Ltd.	6,700	214,666
Link REIT	14,240	55,344
MTR Corp., Ltd.	8,500	26,831
Power Assets Holdings, Ltd.	7,500	40,578
Sino Land Co., Ltd.	22,000	22,679
Sun Hung Kai Properties, Ltd.	8,000	69,202
Swire Pacific, Ltd., Class A	2,500	22,090
Swire Properties, Ltd.	6,600	10,514
Techtronic Industries Co., Ltd.	43,000	491,174
Wharf Holdings, Ltd.	6,000	16,865
		3,696,771
India — 0.2%
HDFC Bank, Ltd.	26,470	534,876
Indonesia — 0.2%
Bank Central Asia Tbk PT	985,600	597,379
Ireland — 0.6%
AIB Group PLC	9,489	50,161
Bank of Ireland Group PLC	5,801	60,685
DCC PLC	6,570	460,104
Flutter Entertainment PLC†	989	180,841
James Hardie Industries PLC CDI†	2,429	76,644
Kerry Group PLC, Class A	871	70,566
Kingspan Group PLC	5,492	467,592
Linde PLC	974	427,401
Smurfit Kappa Group PLC	1,455	64,822
		1,858,816
Security Description	Shares or Principal Amount	Value

Isle of Man — 0.0%
Entain PLC	3,562	$ 28,367
Israel — 0.2%
Azrieli Group, Ltd.	237	13,877
Bank Hapoalim BM	7,082	62,524
Bank Leumi Le-Israel BM	8,489	69,139
Check Point Software Technologies, Ltd.†	503	82,995
CyberArk Software, Ltd.†	236	64,527
Elbit Systems, Ltd.	149	25,981
Global-e Online, Ltd.†	556	20,166
ICL Group, Ltd.	4,313	18,611
Israel Discount Bank, Ltd., Class A	6,895	34,391
Mizrahi Tefahot Bank, Ltd.	863	29,208
Monday.com, Ltd.†	204	49,115
Nice, Ltd.†	350	60,396
Teva Pharmaceutical Industries, Ltd. ADR†	6,245	101,481
Wix.com, Ltd.†	295	46,926
		679,337
Italy — 1.7%
Amplifon SpA	694	24,705
Banco BPM SpA	7,179	46,238
DiaSorin SpA	125	12,458
Enel SpA	45,338	315,315
Eni SpA	11,901	182,947
FinecoBank Banca Fineco SpA	80,423	1,198,916
Generali	5,685	141,798
Infrastrutture Wireless Italiane SpA*	1,873	19,557
Intesa Sanpaolo SpA	233,537	868,120
Leonardo SpA	2,256	52,380
Mediobanca Banca di Credito Finanziario SpA	2,843	41,682
Moncler SpA	9,400	574,419
Nexi SpA*†	3,292	20,075
Poste Italiane SpA*	2,548	32,459
Prysmian SpA	16,925	1,048,036
Recordati Industria Chimica e Farmaceutica SpA	583	30,407
Snam SpA	11,241	49,731
Telecom Italia SpA†	55,544	13,295
Terna - Rete Elettrica Nazionale	7,843	60,627
UniCredit SpA	8,438	312,714
		5,045,879
Japan — 20.6%
Advantest Corp.	4,300	171,717
Aeon Co., Ltd.	3,600	76,949
AGC, Inc.	1,100	35,593
Aisin Corp.	800	26,070
Ajinomoto Co., Inc.	2,600	91,159
ANA Holdings, Inc.	900	16,611
Asahi Group Holdings, Ltd.	2,700	95,236
Asahi Kasei Corp.	45,200	289,506
Asics Corp.	3,600	55,066
Astellas Pharma, Inc.	73,100	722,413
Bandai Namco Holdings, Inc.	3,300	64,404
Bridgestone Corp.	22,400	880,184
Brother Industries, Ltd.	1,300	22,875
Canon, Inc.	5,600	151,547
Capcom Co., Ltd.	1,900	35,818
Central Japan Railway Co.	18,800	405,820
Chiba Bank, Ltd.	2,900	25,811
Chubu Electric Power Co., Inc.	3,600	42,536
Chugai Pharmaceutical Co., Ltd.	14,200	504,489
Concordia Financial Group, Ltd.	5,900	34,698
CyberAgent, Inc.	41,400	259,249

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Dai Nippon Printing Co., Ltd.	1,200	$ 40,365
Daifuku Co., Ltd.	1,644	30,757
Dai-ichi Life Holdings, Inc.	5,000	133,570
Daiichi Sankyo Co., Ltd.	10,300	353,640
Daikin Industries, Ltd.	7,300	1,014,985
Daito Trust Construction Co., Ltd.	300	30,925
Daiwa House Industry Co., Ltd.	3,100	78,555
Daiwa Securities Group, Inc.	7,400	56,435
Denso Corp.	50,200	779,412
Dentsu Group, Inc.	1,100	27,710
Disco Corp.	500	189,695
East Japan Railway Co.	5,100	84,461
Eisai Co., Ltd.	1,400	57,361
Electric Power Development Co., Ltd.	20,700	322,999
ENEOS Holdings, Inc.	16,050	82,460
FANUC Corp.	25,800	707,018
Fast Retailing Co., Ltd.	1,000	252,098
Fuji Electric Co., Ltd.	700	39,819
FUJIFILM Holdings Corp.	56,500	1,321,108
Fujitsu, Ltd.	9,800	153,313
Hamamatsu Photonics KK	9,100	243,662
Hankyu Hanshin Holdings, Inc.	1,300	34,534
Hikari Tsushin, Inc.	100	18,625
Hitachi Construction Machinery Co., Ltd.	600	16,066
Hitachi, Ltd.	103,500	2,316,511
Honda Motor Co., Ltd.	44,600	476,798
Hoshizaki Corp.	600	19,027
Hoya Corp.	1,900	220,893
Hulic Co., Ltd.	2,100	18,593
Ibiden Co., Ltd.	600	24,419
Idemitsu Kosan Co., Ltd.	4,995	32,334
Inpex Corp.	5,300	77,973
Isuzu Motors, Ltd.	3,200	42,384
ITOCHU Corp.	6,600	322,185
Japan Airlines Co., Ltd.	800	12,622
Japan Exchange Group, Inc.	42,200	984,116
Japan Post Bank Co., Ltd.	8,100	76,499
Japan Post Holdings Co., Ltd.	11,600	114,998
Japan Post Insurance Co., Ltd.	1,100	21,338
Japan Real Estate Investment Corp.	7	22,102
Japan Tobacco, Inc.	6,700	181,065
JFE Holdings, Inc.	3,200	46,054
Kajima Corp.	2,400	41,492
Kansai Electric Power Co., Inc.	3,900	65,497
Kao Corp.	2,600	105,429
Kawasaki Kisen Kaisha, Ltd.	2,200	31,997
KDDI Corp.	46,400	1,226,836
Keisei Electric Railway Co., Ltd.	700	22,520
Keyence Corp.	2,200	964,696
Kikkoman Corp.	3,800	44,013
Kintetsu Group Holdings Co., Ltd.	1,000	21,766
Kirin Holdings Co., Ltd.	21,400	275,730
Kobe Bussan Co., Ltd.	864	19,247
Koito Manufacturing Co., Ltd.	1,100	15,171
Komatsu, Ltd.	5,200	150,968
Konami Group Corp.	600	43,185
Kubota Corp.	59,600	833,489
Kyocera Corp.	7,200	82,857
Kyowa Kirin Co., Ltd.	1,500	25,615
Lasertec Corp.	490	109,914
LY Corp.	93,700	226,490
M3, Inc.	2,500	23,828
Security Description	Shares or Principal Amount	Value

Japan (continued)
Makita Corp.	1,200	$ 32,609
Marubeni Corp.	7,900	146,103
MatsukiyoCocokara & Co.	1,900	27,280
Mazda Motor Corp.	3,200	30,948
McDonald's Holdings Co. Japan, Ltd.	500	19,703
MEIJI Holdings Co., Ltd.	1,300	28,030
Minebea Mitsumi, Inc.	2,000	40,960
Mitsubishi Chemical Group Corp.	7,600	42,188
Mitsubishi Corp.	40,000	782,647
Mitsubishi Electric Corp.	60,800	970,253
Mitsubishi Estate Co., Ltd.	43,200	676,636
Mitsubishi HC Capital, Inc.	45,800	302,316
Mitsubishi Heavy Industries, Ltd.	17,900	191,694
Mitsubishi UFJ Financial Group, Inc.	362,500	3,895,596
Mitsui & Co., Ltd.	14,400	326,772
Mitsui Chemicals, Inc.	900	24,837
Mitsui Fudosan Co., Ltd.	99,500	908,172
Mitsui OSK Lines, Ltd.	1,900	56,897
Mizuho Financial Group, Inc.	13,440	280,512
MonotaRO Co., Ltd.	1,400	16,455
MS&AD Insurance Group Holdings, Inc.	68,800	1,528,746
Murata Manufacturing Co., Ltd.	27,500	567,810
NEC Corp.	1,400	115,253
Nexon Co., Ltd.	1,900	35,133
NIDEC Corp.	2,300	102,713
Nintendo Co., Ltd.	20,000	1,063,584
Nippon Building Fund, Inc.	8	27,994
Nippon Express Holdings, Inc.	362	16,684
Nippon Paint Holdings Co., Ltd.	5,300	34,523
Nippon Prologis REIT, Inc.	13	20,281
Nippon Sanso Holdings Corp.	1,000	29,579
Nippon Steel Corp.	4,800	101,466
Nippon Telegraph & Telephone Corp.	1,168,200	1,102,199
Nippon Yusen KK	2,600	75,662
Nissan Chemical Corp.	700	22,176
Nissan Motor Co., Ltd.	13,100	44,448
Nissin Foods Holdings Co., Ltd.	1,100	27,909
Nitori Holdings Co., Ltd.	7,700	813,121
Nitto Denko Corp.	800	63,198
Nomura Holdings, Inc.	16,700	95,701
Nomura Real Estate Holdings, Inc.	600	15,033
Nomura Real Estate Master Fund, Inc.	22	19,513
Nomura Research Institute, Ltd.	15,400	432,739
NTT Data Group Corp.	38,400	563,744
Obayashi Corp.	3,600	42,782
Obic Co., Ltd.	400	51,563
Olympus Corp.	6,400	103,166
Omron Corp.	6,000	206,191
Ono Pharmaceutical Co., Ltd.	2,100	28,670
Oracle Corp. Japan	200	13,798
Oriental Land Co., Ltd.	6,100	169,931
ORIX Corp.	6,400	141,294
Osaka Gas Co., Ltd.	2,100	46,245
Otsuka Corp.	1,300	24,975
Otsuka Holdings Co., Ltd.	8,100	340,835
Pan Pacific International Holdings Corp.	2,100	49,129
Panasonic Holdings Corp.	64,600	528,797
Rakuten Group, Inc.†	8,400	43,329
Recruit Holdings Co., Ltd.	41,300	2,209,392
Renesas Electronics Corp.	29,321	548,368
Resona Holdings, Inc.	11,700	77,411
Ricoh Co., Ltd.	3,100	26,503
Rohm Co., Ltd.	1,800	24,054

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SBI Holdings, Inc.	1,500	$ 37,917
SCREEN Holdings Co., Ltd.	400	36,049
SCSK Corp.	824	16,455
Secom Co., Ltd.	1,200	70,834
Seiko Epson Corp.	1,600	24,852
Sekisui Chemical Co., Ltd.	36,500	504,997
Sekisui House, Ltd.	3,300	73,080
Seven & i Holdings Co., Ltd.	64,500	785,754
SG Holdings Co., Ltd.	1,744	16,070
Shimadzu Corp.	1,300	32,522
Shimano, Inc.	4,300	664,016
Shin-Etsu Chemical Co., Ltd.	10,000	387,718
Shionogi & Co., Ltd.	6,900	269,198
Shiseido Co., Ltd.	2,200	62,736
Shizuoka Financial Group, Inc.	2,400	23,032
SMC Corp.	3,100	1,470,906
SoftBank Corp.	15,900	194,142
SoftBank Group Corp.	5,700	368,096
Sompo Holdings, Inc.	5,000	106,750
Sony Group Corp.	33,200	2,814,644
Stanley Electric Co., Ltd.	11,100	198,005
Subaru Corp.	3,400	72,062
SUMCO Corp.	1,912	27,517
Sumitomo Corp.	35,400	883,845
Sumitomo Electric Industries, Ltd.	4,000	62,216
Sumitomo Metal Mining Co., Ltd.	1,400	42,446
Sumitomo Mitsui Financial Group, Inc.	7,000	466,623
Sumitomo Mitsui Trust Holdings, Inc.	15,900	362,689
Sumitomo Realty & Development Co., Ltd.	1,600	46,949
Suntory Beverage & Food, Ltd.	800	28,377
Suzuki Motor Corp.	47,000	540,723
Sysmex Corp.	2,800	45,092
T&D Holdings, Inc.	2,700	47,131
Taisei Corp.	900	33,289
Takeda Pharmaceutical Co., Ltd.	8,800	228,191
TDK Corp.	2,200	134,893
TechnoPro Holdings, Inc.	18,300	299,711
Terumo Corp.	75,900	1,251,555
THK Co., Ltd.	11,100	198,246
TIS, Inc.	1,152	22,325
Toho Co., Ltd.	600	17,542
Tokio Marine Holdings, Inc.	41,700	1,556,396
Tokyo Electric Power Co. Holdings, Inc.†	8,500	45,762
Tokyo Electron, Ltd.	6,300	1,366,586
Tokyo Gas Co., Ltd.	2,000	42,949
Tokyu Corp.	2,800	30,838
Toppan Holdings, Inc.	1,300	35,819
Toray Industries, Inc.	7,700	36,444
TOTO, Ltd.	800	18,885
Toyota Industries Corp.	9,100	767,242
Toyota Motor Corp.	137,200	2,805,569
Toyota Tsusho Corp.	3,600	70,080
Trend Micro, Inc.	700	28,415
Unicharm Corp.	2,200	70,653
Welcia Holdings Co., Ltd.	7,300	91,017
West Japan Railway Co.	2,400	44,677
Yakult Honsha Co., Ltd.	1,400	25,030
Yamaha Motor Co., Ltd.	5,000	46,274
Yamato Holdings Co., Ltd.	1,400	15,389
Yaskawa Electric Corp.	1,300	46,679
Yokogawa Electric Corp.	1,300	31,431
Security Description	Shares or Principal Amount	Value

Japan (continued)
Zensho Holdings Co., Ltd.	500	$ 19,112
ZOZO, Inc.	730	18,276
		59,996,943
Jersey — 0.7%
Amcor PLC CDI	16,327	162,178
CVC Capital Partners PLC*†	16,367	300,347
Experian PLC	5,120	238,565
Ferguson PLC	2,432	470,957
Glencore PLC	57,809	329,647
WPP PLC	69,699	638,243
		2,139,937
Luxembourg — 0.6%
ArcelorMittal SA	2,615	59,847
Eurofins Scientific SE	753	37,539
InPost SA†	1,115	19,655
Samsonite International SA*	85,500	255,108
Spotify Technology SA†	3,787	1,188,323
Tenaris SA	2,632	40,449
		1,600,921
Netherlands — 6.0%
ABN AMRO Bank NV*	2,412	39,651
Adyen NV*†	285	339,772
AerCap Holdings NV	1,141	106,341
Airbus SE	3,312	454,937
Akzo Nobel NV	7,092	431,254
Argenx SE†	331	144,842
Argenx SE ADR†	848	364,674
ASM International NV	1,115	849,967
ASML Holding NV	7,096	7,327,404
ASR Nederland NV	883	42,091
BE Semiconductor Industries NV	430	71,908
Davide Campari-Milano NV	3,432	32,433
Euronext NV*	448	41,501
EXOR NV	554	57,966
Ferrari NV	703	286,621
Ferrovial SE	2,890	112,226
Heineken Holding NV	722	56,948
Heineken NV	9,059	876,067
IMCD NV	318	44,035
ING Groep NV	92,446	1,580,319
JDE Peet's NV	679	13,525
Koninklijke Ahold Delhaize NV	5,263	155,509
Koninklijke KPN NV	22,004	84,363
Koninklijke Philips NV†	28,315	715,342
NN Group NV	1,509	70,218
NXP Semiconductors NV	5,873	1,580,366
OCI NV	589	14,376
Prosus NV	7,902	281,468
QIAGEN NV	1,234	50,946
Randstad NV	605	27,427
Stellantis NV	34,314	678,746
STMicroelectronics NV	3,774	149,000
Universal Music Group NV	4,587	136,468
Wolters Kluwer NV	1,385	229,610
		17,448,321
New Zealand — 0.1%
Auckland International Airport, Ltd.	7,426	34,509
Fisher & Paykel Healthcare Corp., Ltd.	3,255	59,632
Mercury NZ, Ltd.	3,885	15,573
Meridian Energy, Ltd.	7,215	27,645

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
Spark New Zealand, Ltd.	10,113	$ 25,627
Xero, Ltd.†	807	73,431
		236,417
Norway — 1.6%
Aker BP ASA	1,761	44,895
DNB Bank ASA	110,209	2,164,543
Equinor ASA	44,024	1,253,264
Gjensidige Forsikring ASA	1,115	19,925
Kongsberg Gruppen ASA	490	39,927
Mowi ASA	2,594	43,173
Norsk Hydro ASA	78,087	486,353
Orkla ASA	3,908	31,752
Salmar ASA	368	19,370
Storebrand ASA	56,112	572,840
Telenor ASA	3,510	40,008
Yara International ASA	923	26,591
		4,742,641
Portugal — 0.3%
EDP - Energias de Portugal SA	17,492	65,547
Galp Energia SGPS SA	2,591	54,720
Jeronimo Martins SGPS SA	42,229	825,359
		945,626
Singapore — 0.9%
CapitaLand Ascendas REIT	20,800	39,268
CapitaLand Integrated Commercial Trust	29,992	43,794
CapitaLand Investment, Ltd.	14,500	28,444
DBS Group Holdings, Ltd.	29,420	776,506
Genting Singapore, Ltd.	33,700	21,497
Keppel, Ltd.	8,100	38,648
Oversea-Chinese Banking Corp., Ltd.	18,900	201,126
Sembcorp Industries, Ltd.	4,995	17,718
Singapore Airlines, Ltd.	8,300	42,235
Singapore Exchange, Ltd.	4,800	33,558
Singapore Technologies Engineering, Ltd.	8,700	27,781
Singapore Telecommunications, Ltd.	46,010	93,309
United Overseas Bank, Ltd.	38,000	877,979
Wilmar International, Ltd.	193,900	443,282
		2,685,145
South Korea — 1.3%
KT Corp.	14,006	380,548
NAVER Corp.	2,643	320,463
Samsung Electronics Co., Ltd.	41,922	2,482,123
Samsung SDI Co., Ltd.	1,804	463,942
		3,647,076
Spain — 2.3%
Acciona SA	138	16,301
ACS Actividades de Construccion y Servicios SA	1,136	49,005
Aena SME SA*	418	84,160
Amadeus IT Group SA	10,991	731,439
Banco Bilbao Vizcaya Argentaria SA	160,157	1,604,057
Banco de Sabadell SA	30,326	58,476
Banco Santander SA	88,217	409,128
CaixaBank SA	20,910	110,691
Cellnex Telecom SA*	2,757	89,671
EDP Renovaveis SA	1,740	24,318
Endesa SA	1,770	33,239
Grifols SA†	1,663	13,999
Iberdrola SA	113,194	1,468,643
Security Description	Shares or Principal Amount	Value

Spain (continued)
Industria de Diseno Textil SA	27,101	$ 1,345,545
Puig Brands SA†	8,966	250,616
Redeia Corp. SA	2,262	39,535
Repsol SA	6,786	107,086
Telefonica SA	25,644	108,755
		6,544,664
SupraNational — 0.0%
Unibail-Rodamco-Westfield	659	51,887
Sweden — 2.3%
Alfa Laval AB	1,613	70,629
Assa Abloy AB, Class B	5,587	157,927
Atlas Copco AB, Class A	14,973	281,406
Atlas Copco AB, Class B	8,701	140,501
Beijer Ref AB	2,011	31,022
Boliden AB	1,525	48,790
Elekta AB, Series B	39,695	247,930
Epiroc AB, Class A	3,674	73,314
Epiroc AB, Class B	2,173	39,733
EQT AB	2,082	61,523
Essity AB, Class B	3,396	86,959
Evolution AB*	1,025	106,765
Fastighets AB Balder, Class B†	3,694	25,310
Getinge AB, Class B	1,275	21,659
H & M Hennes & Mauritz AB, Class B	3,200	50,616
Hexagon AB, Class B	11,573	130,645
Holmen AB, Class B	425	16,729
Husqvarna AB, Class B	1,954	15,659
Industrivarden AB, Class A	688	23,407
Industrivarden AB, Class C	877	29,589
Indutrade AB	1,523	39,027
Investment AB Latour, Class B	825	22,277
Investor AB, Class B	9,648	264,162
L E Lundbergforetagen AB, Class B	424	20,962
Lifco AB, Class B	1,299	35,665
Nibe Industrier AB, Class B	25,266	107,128
Saab AB	1,785	42,945
Sagax AB, Class B	1,224	31,319
Sandvik AB	90,664	1,816,873
Securitas AB, Class B	2,741	27,206
Skandinaviska Enskilda Banken AB, Class A	8,846	130,616
Skanska AB, Class B	1,897	34,149
SKF AB, Class B	1,900	38,147
Svenska Cellulosa AB SCA, Class B	3,378	49,894
Svenska Handelsbanken AB, Class A	134,518	1,281,214
Swedbank AB, Class A	4,733	97,393
Swedish Orphan Biovitrum AB†	1,086	29,058
Tele2 AB, Class B	2,991	30,110
Telefonaktiebolaget LM Ericsson, Class B	97,779	607,025
Telia Co. AB	13,151	35,275
Trelleborg AB, Class B	1,200	46,691
Volvo AB, Class A	1,115	29,077
Volvo AB, Class B	8,855	226,492
Volvo Car AB†	4,152	12,843
		6,715,661
Switzerland — 7.8%
Avolta AG	510	19,811
ABB, Ltd.	31,279	1,737,935
Adecco Group AG	939	31,166
Alcon, Inc.	18,724	1,671,812
Bachem Holding AG	188	17,253
Baloise Holding AG	255	44,901

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Banque Cantonale Vaudoise	168	$ 17,829
Barry Callebaut AG	150	244,421
BKW AG	118	18,821
Chocoladefabriken Lindt & Spruengli AG	1	115,532
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	78	910,702
Cie Financiere Richemont SA, Class A	11,353	1,772,228
Clariant AG	1,203	18,933
Coca-Cola HBC AG	1,223	41,711
DSM-Firmenich AG	1,037	117,277
EMS-Chemie Holding AG	39	31,970
Geberit AG	186	109,888
Givaudan SA	51	241,816
Helvetia Holding AG	207	27,993
Holcim AG	2,905	257,439
Julius Baer Group, Ltd.	10,440	583,325
Kuehne + Nagel International AG	269	77,366
Logitech International SA	868	83,974
Lonza Group AG	1,742	950,834
Nestle SA	36,737	3,750,367
Novartis AG	23,866	2,554,614
Partners Group Holding AG	126	161,839
Roche Holding AG	13,548	3,762,286
Roche Holding AG (BR)	178	54,245
Sandoz Group AG	2,282	82,649
Schindler Holding AG	131	32,661
Schindler Holding AG (Participation Certificate)	227	57,050
SGS SA	836	74,439
SIG Group AG	1,705	31,217
Sika AG	850	243,330
Sonova Holding AG	282	87,131
Straumann Holding AG	622	77,053
Swatch Group AG (TRQX)	293	11,969
Swatch Group AG (XEGT)	161	32,981
Swiss Life Holding AG	164	120,584
Swiss Prime Site AG	431	40,872
Swiss Re AG	1,681	208,617
Swisscom AG	144	81,020
Temenos AG	356	24,567
UBS Group AG	18,334	539,745
VAT Group AG*	150	85,046
Zurich Insurance Group AG	2,505	1,335,796
		22,595,015
Taiwan — 1.3%
Largan Precision Co., Ltd.	2,000	169,228
Taiwan Semiconductor Manufacturing Co., Ltd.	116,000	3,454,094
		3,623,322
United Kingdom — 15.8%
3i Group PLC	5,426	210,297
Admiral Group PLC	1,451	47,965
Anglo American PLC	7,083	224,019
Antofagasta PLC	50,578	1,349,042
ARM Holdings PLC ADR†	2,120	346,874
Ashtead Group PLC	7,596	507,183
Associated British Foods PLC	1,886	58,982
AstraZeneca PLC	22,114	3,454,033
AstraZeneca PLC ADR	21,634	1,687,236
Auto Trader Group PLC*	5,023	50,873
Aviva PLC	15,093	90,931
BAE Systems PLC	67,125	1,120,055
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Barclays PLC	83,772	$ 221,217
Barratt Developments PLC	5,433	32,430
Berkeley Group Holdings PLC	591	34,276
BP PLC	93,781	563,343
Bridgepoint Group PLC*	78,316	218,194
British American Tobacco PLC	11,193	343,822
BT Group PLC	345,629	613,202
Bunzl PLC	36,068	1,372,366
Burberry Group PLC	41,322	458,520
Centrica PLC	29,755	50,740
Coca-Cola Europacific Partners PLC	1,151	83,873
Compass Group PLC	42,898	1,171,311
Croda International PLC	739	36,881
Diageo PLC	55,411	1,743,771
Dowlais Group PLC	116,596	107,741
Endeavour Mining PLC	1,024	21,824
Great Portland Estates PLC	44,640	189,321
GSK PLC	124,716	2,411,309
GSK PLC ADR	5,537	213,175
Haleon PLC	228,626	932,333
Halma PLC	2,116	72,381
Hargreaves Lansdown PLC	1,983	28,376
Hikma Pharmaceuticals PLC	928	22,183
HSBC Holdings PLC	105,250	909,905
Imperial Brands PLC	4,575	117,053
Informa PLC	7,586	82,067
InterContinental Hotels Group PLC	909	95,671
Intertek Group PLC	900	54,541
J Sainsbury PLC	9,273	29,891
JD Sports Fashion PLC	14,446	21,822
Johnson Matthey PLC	15,319	303,445
Kingfisher PLC	403,672	1,269,581
Land Securities Group PLC	3,945	30,894
Legal & General Group PLC	33,333	95,649
Lloyds Banking Group PLC	2,059,621	1,425,192
London Stock Exchange Group PLC	2,538	301,579
M&G PLC	12,602	32,498
Melrose Industries PLC	96,853	677,538
Mondi PLC	2,461	47,240
National Grid PLC	182,159	2,032,337
NatWest Group PLC	36,475	143,765
Next PLC	6,238	712,529
Pearson PLC	3,405	42,647
Persimmon PLC	20,272	346,461
Phoenix Group Holdings PLC	3,908	25,763
Prudential PLC	96,897	879,950
Reckitt Benckiser Group PLC	23,544	1,274,407
RELX PLC	44,044	2,026,050
Rentokil Initial PLC	14,073	82,046
Rio Tinto PLC	6,284	413,147
Rolls-Royce Holdings PLC†	46,918	270,924
Sage Group PLC	5,600	77,054
Schroders PLC	4,493	20,662
Segro PLC	7,086	80,455
Severn Trent PLC	1,500	45,128
Shell PLC	35,694	1,278,723
Shell PLC (XAMS)	79,453	2,858,606
Shell PLC ADR	13,407	967,717
Smith & Nephew PLC	4,874	60,417
Smiths Group PLC	1,934	41,683
Spirax Group PLC	410	43,950
SSE PLC	6,095	137,875
Standard Chartered PLC	68,335	618,497

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Taylor Wimpey PLC	19,728	$ 35,450
Tesco PLC	39,237	151,774
Unilever PLC	86,337	4,742,070
United Utilities Group PLC	3,801	47,212
Vodafone Group PLC	128,311	113,149
Whitbread PLC	16,402	616,829
Wise PLC, Class A†	3,427	29,523
		45,801,445
United States — 1.5%
Autoliv, Inc. SDR	5,206	555,032
Booking Holdings, Inc.	202	800,223
Broadcom, Inc.	1,103	1,770,899
Liberty Media Corp.-Liberty Formula One, Class C†	9,267	665,741
Lululemon Athletica, Inc.†	838	250,311
MercadoLibre, Inc.†	148	243,223
		4,285,429
Total Common Stocks (cost $229,691,187)		284,428,848
UNAFFILIATED INVESTMENT COMPANIES — 0.5%
United States — 0.5%
iShares MSCI EAFE ETF (cost $1,586,100)	20,400	1,597,932
RIGHTS — 0.0%
Italy — 0.0%
Amplifon SpA Expires 07/09/2024, Strike Price EUR 29.55† (cost $0)	694	0
Total Long-Term Investment Securities (cost $231,277,287)		286,026,780
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government — 0.1%
United States Treasury Bills
5.23%, 08/06/2024(1)	$ 200,000	198,955
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (2)	267,458	267,458
T. Rowe Price Government Reserve Fund 5.38%(2)	111	111
		267,569
Total Short-Term Investments (cost $466,523)		466,524
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 06/28/2024, to be repurchased 07/01/2024 in the amount of $1,809,752 and collateralized by $1,829,500 of United States Treasury Floating Rate Notes, bearing interest at 5.39% due 04/30/2026 and having an approximate value of $1,845,729 (cost $1,809,510)	$1,809,510	$ 1,809,510
TOTAL INVESTMENTS (cost $233,553,320)	99.1%	288,302,814
Other assets less liabilities	0.9	2,600,646
NET ASSETS	100.0%	$290,903,460
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed International Equity Portfolio has no right to demand registration of these securities. At June 30, 2024, the aggregate value of these securities was $4,265,365 representing 1.5% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of June 30, 2024.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
EUR—Euro Currency
LSE—London Stock Exchange
SDR—Swedish Depositary Receipt
TRQX—Turquoise Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange
XEGT—Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
25	Long	MSCI EAFE Index	September 2024	$2,936,176	$2,929,000	$(7,176)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	11.7%
Pharmaceuticals	10.5
Semiconductors	7.9
Insurance	5.9
Oil & Gas	4.0
Healthcare-Products	3.1

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Industry Allocation*(continued)
Cosmetics/Personal Care	2.9%
Food	2.9
Auto Manufacturers	2.6
Retail	2.6
Mining	2.6
Commercial Services	2.5
Software	2.3
Electric	2.2
Chemicals	2.1
Machinery-Diversified	2.0
Telecommunications	1.9
Machinery-Construction & Mining	1.9
Miscellaneous Manufacturing	1.8
Auto Parts & Equipment	1.8
Internet	1.7
Distribution/Wholesale	1.6
Electrical Components & Equipment	1.5
Aerospace/Defense	1.4
Beverages	1.2
Home Furnishings	1.2
Electronics	1.1
Diversified Financial Services	1.1
Apparel	1.1
Building Materials	1.1
Computers	0.9
Repurchase Agreements	0.6
Private Equity	0.6
Real Estate	0.5
Healthcare-Services	0.5
Unaffiliated Investment Companies	0.5
Leisure Time	0.5
Biotechnology	0.5
Household Products/Wares	0.5
Agriculture	0.5
Entertainment	0.5
REITS	0.4
Transportation	0.4
Energy-Alternate Sources	0.4
Food Service	0.4
Metal Fabricate/Hardware	0.4
Toys/Games/Hobbies	0.4
Engineering & Construction	0.3
Home Builders	0.3
Advertising	0.3
Media	0.2
Lodging	0.2
Hand/Machine Tools	0.2
Packaging & Containers	0.2
Short-Term Investments	0.2
Iron/Steel	0.2
Investment Companies	0.1
Gas	0.1
Office/Business Equipment	0.1
99.1%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Israel	$365,210	$314,127	$—	$679,337
New Zealand	73,431	162,986	—	236,417
Other Countries	283,513,094	—	—	283,513,094
Unaffiliated Investment Companies	1,597,932	—	—	1,597,932
Rights	—	0	—	0
Short-Term Investments:
U.S. Government	—	198,955	—	198,955
Other Short-Term Investments	267,569	—	—	267,569
Repurchase Agreements	—	1,809,510	—	1,809,510
Total Investments at Value	$285,817,236	$2,485,578	$—	$288,302,814
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$7,176	$—	$—	$7,176
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.2%
Advertising — 2.1%
Trade Desk, Inc., Class A†	74,987	$ 7,323,980
Aerospace/Defense — 0.3%
Boeing Co.†	1,166	212,223
General Electric Co.	2,161	343,534
Howmet Aerospace, Inc.	1,033	80,192
TransDigm Group, Inc.	257	328,346
		964,295
Agriculture — 0.1%
Philip Morris International, Inc.	2,641	267,613
Airlines — 0.0%
Delta Air Lines, Inc.	1,659	78,703
Apparel — 0.1%
Deckers Outdoor Corp.†	118	114,218
NIKE, Inc., Class B	2,392	180,285
Ralph Lauren Corp.	99	17,331
		311,834
Auto Manufacturers — 3.0%
PACCAR, Inc.	1,757	180,865
Tesla, Inc.†	51,260	10,143,329
		10,324,194
Beverages — 0.3%
Coca-Cola Co.	6,943	441,922
Monster Beverage Corp.†	1,954	97,602
PepsiCo, Inc.	2,273	374,886
		914,410
Biotechnology — 2.4%
Alnylam Pharmaceuticals, Inc.†	1,661	403,623
Argenx SE ADR†	1,380	593,455
Biogen, Inc.†	3,127	724,901
Regeneron Pharmaceuticals, Inc.†	292	306,901
Roivant Sciences, Ltd.†	109,959	1,162,267
Royalty Pharma PLC, Class A	181,420	4,784,045
Vertex Pharmaceuticals, Inc.†	758	355,290
		8,330,482
Building Materials — 0.4%
Builders FirstSource, Inc.†	560	77,510
Carrier Global Corp.	1,847	116,509
Martin Marietta Materials, Inc.	1,414	766,105
Masco Corp.	546	36,402
Trane Technologies PLC	717	235,843
Vulcan Materials Co.	389	96,736
		1,329,105
Chemicals — 0.8%
Celanese Corp.	461	62,184
CF Industries Holdings, Inc.	453	33,576
Ecolab, Inc.	595	141,610
Linde PLC	2,810	1,233,056
Sherwin-Williams Co.	4,706	1,404,412
		2,874,838
Commercial Services — 1.8%
Adyen NV*†	3,106	3,702,918
Automatic Data Processing, Inc.	733	174,960
Block, Inc.†	7,283	469,681
Cintas Corp.	218	152,657
Corpay, Inc.†	323	86,050
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Equifax, Inc.	3,552	$ 861,218
Moody's Corp.	339	142,695
Quanta Services, Inc.	464	117,898
Rollins, Inc.	555	27,078
S&P Global, Inc.	647	288,562
United Rentals, Inc.	306	197,899
Verisk Analytics, Inc.	360	97,038
		6,318,654
Computers — 9.2%
Accenture PLC, Class A	4,173	1,266,130
Apple, Inc.	133,952	28,212,970
Crowdstrike Holdings, Inc., Class A†	5,123	1,963,083
EPAM Systems, Inc.†	106	19,940
Fortinet, Inc.†	2,912	175,506
Gartner, Inc.†	356	159,865
NetApp, Inc.	351	45,209
Seagate Technology Holdings PLC	368	38,003
Super Micro Computer, Inc.†	231	189,270
		32,069,976
Cosmetics/Personal Care — 0.6%
Colgate-Palmolive Co.	1,469	142,552
Estee Lauder Cos., Inc., Class A	5,697	606,161
Procter & Gamble Co.	9,036	1,490,217
		2,238,930
Distribution/Wholesale — 0.1%
Copart, Inc.†	4,018	217,615
Fastenal Co.	1,315	82,635
Pool Corp.	100	30,733
WW Grainger, Inc.	151	136,238
		467,221
Diversified Financial Services — 4.0%
American Express Co.	1,826	422,810
Ameriprise Financial, Inc.	242	103,380
Cboe Global Markets, Inc.	309	52,549
Charles Schwab Corp.	15,076	1,110,950
CME Group, Inc.	595	116,977
Discover Financial Services	621	81,233
Intercontinental Exchange, Inc.	34,473	4,719,009
Mastercard, Inc., Class A	10,810	4,768,940
Visa, Inc., Class A	9,320	2,446,220
		13,822,068
Electric — 0.1%
Constellation Energy Corp.	651	130,376
Vistra Corp.	1,500	128,970
		259,346
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	510	85,022
Eaton Corp. PLC	1,138	356,820
Generac Holdings, Inc.†	170	22,477
		464,319
Electronics — 0.2%
Allegion PLC	153	18,077
Amphenol Corp., Class A	3,089	208,106
Fortive Corp.	1,616	119,746
Garmin, Ltd.	381	62,072
Hubbell, Inc.	113	41,299
Jabil, Inc.	299	32,528

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Mettler-Toledo International, Inc.†	37	$ 51,711
TE Connectivity, Ltd.	548	82,436
		615,975
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	3,631	362,047
Entertainment — 0.2%
Caesars Entertainment, Inc.†	576	22,890
DraftKings, Inc., Class A†	15,532	592,857
Live Nation Entertainment, Inc.†	654	61,306
		677,053
Environmental Control — 0.4%
Pentair PLC	534	40,942
Republic Services, Inc.	536	104,166
Waste Connections, Inc.	5,920	1,038,131
Waste Management, Inc.	788	168,112
		1,351,351
Food — 0.1%
Hershey Co.	258	47,428
Lamb Weston Holdings, Inc.	438	36,827
Mondelez International, Inc., Class A	2,587	169,294
		253,549
Hand/Machine Tools — 0.0%
Snap-on, Inc.	109	28,492
Healthcare-Products — 2.6%
Align Technology, Inc.†	2,392	577,501
Boston Scientific Corp.†	19,410	1,494,764
Cooper Cos., Inc.	383	33,436
Danaher Corp.	11,638	2,907,754
Edwards Lifesciences Corp.†	1,024	94,587
IDEXX Laboratories, Inc.†	212	103,286
Insulet Corp.†	5,605	1,131,089
Intuitive Surgical, Inc.†	4,037	1,795,860
STERIS PLC	254	55,763
Stryker Corp.	996	338,889
Thermo Fisher Scientific, Inc.	666	368,298
Waters Corp.†	101	29,302
West Pharmaceutical Services, Inc.	334	110,016
		9,040,545
Healthcare-Services — 0.3%
DaVita, Inc.†	131	18,153
HCA Healthcare, Inc.	427	137,186
IQVIA Holdings, Inc.†	318	67,238
Molina Healthcare, Inc.†	159	47,271
UnitedHealth Group, Inc.	1,606	817,871
		1,087,719
Home Builders — 0.1%
D.R. Horton, Inc.	1,361	191,806
Lennar Corp., Class A	630	94,418
NVR, Inc.†	14	106,240
PulteGroup, Inc.	966	106,356
		498,820
Household Products/Wares — 0.0%
Church & Dwight Co., Inc.	516	53,499
Insurance — 0.3%
Aon PLC, Class A	509	149,432
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Arch Capital Group, Ltd.†	1,717	$ 173,228
Arthur J. Gallagher & Co.	512	132,767
Brown & Brown, Inc.	848	75,819
Marsh & McLennan Cos., Inc.	1,176	247,807
Progressive Corp.	1,345	279,370
		1,058,423
Internet — 23.3%
Airbnb, Inc., Class A†	33,123	5,022,440
Alphabet, Inc., Class A	65,850	11,994,578
Alphabet, Inc., Class C	42,030	7,709,143
Amazon.com, Inc.†	112,231	21,688,641
Booking Holdings, Inc.	156	617,994
CDW Corp.	259	57,975
DoorDash, Inc., Class A†	73,637	8,010,233
Etsy, Inc.†	236	13,919
Expedia Group, Inc.†	583	73,452
GoDaddy, Inc., Class A†	647	90,392
MercadoLibre, Inc.†	1,940	3,188,196
Meta Platforms, Inc., Class A	14,660	7,391,865
Netflix, Inc.†	4,631	3,125,369
Palo Alto Networks, Inc.†	1,484	503,091
Shopify, Inc., Class A†	97,881	6,465,040
Snap, Inc., Class A†	48,182	800,303
Uber Technologies, Inc.†	62,206	4,521,132
VeriSign, Inc.†	191	33,960
		81,307,723
Iron/Steel — 0.0%
Nucor Corp.	694	109,708
Steel Dynamics, Inc.	427	55,296
		165,004
Leisure Time — 0.1%
Carnival Corp.†	3,293	61,645
Norwegian Cruise Line Holdings, Ltd.†	1,970	37,016
Royal Caribbean Cruises, Ltd.†	1,087	173,301
		271,962
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	1,148	250,494
Las Vegas Sands Corp.	1,023	45,268
Marriott International, Inc., Class A	1,102	266,430
MGM Resorts International†	784	34,841
Wynn Resorts, Ltd.	434	38,843
		635,876
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	1,302	433,696
GE Vernova, Inc.†	4,764	817,074
		1,250,770
Machinery-Diversified — 0.6%
Deere & Co.	678	253,321
Ingersoll Rand, Inc.	1,426	129,538
Otis Worldwide Corp.	724	69,692
Rockwell Automation, Inc.	4,087	1,125,069
Xylem, Inc.	4,341	588,770
		2,166,390
Media — 0.0%
Charter Communications, Inc., Class A†	207	61,885
FactSet Research Systems, Inc.	82	33,478
		95,363

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 0.0%
Freeport-McMoRan, Inc.	3,298	$ 160,283
Miscellaneous Manufacturing — 0.1%
A.O. Smith Corp.	349	28,541
Axon Enterprise, Inc.†	326	95,922
Illinois Tool Works, Inc.	574	136,015
Parker-Hannifin Corp.	460	232,673
		493,151
Oil & Gas — 0.4%
APA Corp.	1,653	48,664
ConocoPhillips	3,705	423,778
Coterra Energy, Inc.	2,255	60,141
Diamondback Energy, Inc.	819	163,956
EOG Resources, Inc.	1,742	219,265
Hess Corp.	1,269	187,203
Marathon Oil Corp.	1,373	39,364
Marathon Petroleum Corp.	890	154,397
		1,296,768
Pharmaceuticals — 3.1%
AbbVie, Inc.	3,000	514,560
AstraZeneca PLC ADR	17,222	1,343,144
Dexcom, Inc.†	1,114	126,305
Eli Lilly & Co.	8,780	7,949,236
Merck & Co., Inc.	4,652	575,918
Neurocrine Biosciences, Inc.†	2,269	312,373
Zoetis, Inc.	1,152	199,711
		11,021,247
Pipelines — 0.5%
Cheniere Energy, Inc.	8,567	1,497,769
ONEOK, Inc.	1,662	135,536
Targa Resources Corp.	1,018	131,098
Williams Cos., Inc.	2,183	92,777
		1,857,180
Private Equity — 0.2%
Blackstone, Inc.	2,363	292,539
KKR & Co., Inc.	3,056	321,614
		614,153
Real Estate — 0.2%
CoStar Group, Inc.†	9,319	690,911
REITS — 1.6%
American Tower Corp.	23,606	4,588,534
Digital Realty Trust, Inc.	611	92,903
Equinix, Inc.	855	646,893
Host Hotels & Resorts, Inc.	1,942	34,917
Iron Mountain, Inc.	686	61,480
Public Storage	305	87,733
SBA Communications Corp.	197	38,671
Simon Property Group, Inc.	554	84,097
		5,635,228
Retail — 2.9%
AutoZone, Inc.†	55	163,025
Cava Group, Inc.†	9,507	881,774
Chipotle Mexican Grill, Inc.†	6,300	394,695
Costco Wholesale Corp.	855	726,741
Darden Restaurants, Inc.	285	43,126
Domino's Pizza, Inc.	64	33,045
Floor & Decor Holdings, Inc., Class A†	14,431	1,434,586
Security Description	Shares or Principal Amount	Value

Retail (continued)
Home Depot, Inc.	1,684	$ 579,700
Lowe's Cos., Inc.	6,532	1,440,045
Lululemon Athletica, Inc.†	3,506	1,047,242
McDonald's Corp.	4,306	1,097,341
O'Reilly Automotive, Inc.†	197	208,044
Ross Stores, Inc.	9,621	1,398,124
Starbucks Corp.	3,069	238,922
TJX Cos., Inc.	3,380	372,138
Tractor Supply Co.	208	56,160
Ulta Beauty, Inc.†	145	55,951
Yum! Brands, Inc.	595	78,814
		10,249,473
Semiconductors — 11.3%
Advanced Micro Devices, Inc.†	10,377	1,683,253
Analog Devices, Inc.	1,343	306,553
Applied Materials, Inc.	3,815	900,302
Broadcom, Inc.	2,000	3,211,060
KLA Corp.	1,674	1,380,230
Lam Research Corp.	600	638,910
Marvell Technology, Inc.	22,553	1,576,455
Microchip Technology, Inc.	1,464	133,956
Monolithic Power Systems, Inc.	223	183,235
NVIDIA Corp.	216,808	26,784,460
NXP Semiconductors NV	881	237,068
ON Semiconductor Corp.†	869	59,570
QUALCOMM, Inc.	2,669	531,611
Texas Instruments, Inc.	8,796	1,711,086
		39,337,749
Software — 21.2%
Adobe, Inc.†	5,434	3,018,804
Akamai Technologies, Inc.†	329	29,636
ANSYS, Inc.†	228	73,302
AppLovin Corp., Class A†	9,121	759,050
Autodesk, Inc.†	511	126,447
BILL Holdings, Inc.†	29,014	1,526,717
Broadridge Financial Solutions, Inc.	309	60,873
Cadence Design Systems, Inc.†	1,250	384,688
Cloudflare, Inc., Class A†	109,681	9,084,877
Dayforce, Inc.†	399	19,790
Dynatrace, Inc.†	16,622	743,668
Electronic Arts, Inc.	492	68,550
Fair Isaac Corp.†	592	881,287
Fiserv, Inc.†	1,397	208,209
Intuit, Inc.	3,756	2,468,481
Microsoft Corp.	67,310	30,084,205
MicroStrategy, Inc., Class A†	2,457	3,384,468
MSCI, Inc.	2,324	1,119,587
Oracle Corp.	12,178	1,719,534
Paychex, Inc.	588	69,713
Paycom Software, Inc.	95	13,589
Procore Technologies, Inc.†	22,765	1,509,547
PTC, Inc.†	330	59,951
ROBLOX Corp., Class A†	135,322	5,035,332
Roper Technologies, Inc.	211	118,932
Salesforce, Inc.	12,266	3,153,589
ServiceNow, Inc.†	941	740,257
Snowflake, Inc., Class A†	45,404	6,133,626
Synopsys, Inc.†	700	416,542
Take-Two Interactive Software, Inc.†	365	56,754

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Tyler Technologies, Inc.†	195	$ 98,042
Workday, Inc., Class A†	3,215	718,745
		73,886,792
Telecommunications — 0.2%
Arista Networks, Inc.†	1,166	408,660
Motorola Solutions, Inc.	444	171,406
		580,066
Transportation — 1.2%
CSX Corp.	4,488	150,123
Expeditors International of Washington, Inc.	240	29,950
Old Dominion Freight Line, Inc.	6,928	1,223,485
Union Pacific Corp.	13,009	2,943,416
		4,346,974
Total Common Stocks (cost $231,260,352)		339,450,504
UNAFFILIATED INVESTMENT COMPANIES — 0.6%
SPDR Portfolio S&P 500 Growth ETF (cost $2,143,511)	27,000	2,163,510
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/06/2025; Strike Price: CNY 7.69; Counterparty: Goldman Sachs International)	29,213,608	45,924
Over the Counter call option on the USD vs. CNY (Expiration Date: 03/25/2024; Strike Price: CNY 7.78; Counterparty: JPMorgan Chase Bank, N.A.)	27,929,133	58,819
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/12/2024; Strike Price: CNY 7.79; Counterparty: JPMorgan Chase Bank, N.A.)	27,541,492	27
Total Purchased Options (cost $343,119)		104,770
Total Long-Term Investment Securities (cost $233,746,982)		341,718,784
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Administration Class 5.00%(1)	1,076,935	1,076,935
Security Description	Shares or Principal Amount	Value

U.S. Government — 0.0%
United States Treasury Bills
5.20%, 07/16/2024(2)	$ 80,000	$ 79,825
Total Short-Term Investments (cost $1,156,762)		1,156,760
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 06/28/2024, to be repurchased 07/01/2024 in the amount of $434,864 and collateralized by $439,700 of United States Treasury Floating Rate Notes, bearing interest at 5.39% due 04/30/2026 and having an approximate value of $443,692 (cost $434,806)	434,806	434,806
TOTAL INVESTMENTS (cost $235,338,550)	98.3%	343,310,350
Other assets less liabilities	1.7	5,791,387
NET ASSETS	100.0%	$349,101,737
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Large Cap Growth Portfolio has no right to demand registration of these securities. At June 30, 2024, the aggregate value of these securities was $3,702,918 representing 1.1% of net assets.
(1)	The rate shown is the 7-day yield as of June 30, 2024.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
CNY—Chinese Yuan

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
2	Long	S&P 500 E-Mini Index	September 2024	$554,689	$552,150	$(2,539)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$339,450,504	$—	$—	$339,450,504
Unaffiliated Investment Companies	2,163,510	—	—	2,163,510
Purchased Options	—	104,770	—	104,770
Short-Term Investments:
U.S. Government	—	79,825	—	79,825
Other Short-Term Investments	1,076,935	—	—	1,076,935
Repurchase Agreements	—	434,806	—	434,806
Total Investments at Value	$342,690,949	$619,401	$—	$343,310,350
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,539	$—	$—	$2,539
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Advertising — 0.5%
Interpublic Group of Cos., Inc.	3,006	$ 87,444
Omnicom Group, Inc.	25,888	2,322,154
		2,409,598
Aerospace/Defense — 2.4%
Boeing Co.†	2,574	468,494
General Dynamics Corp.	8,849	2,567,449
General Electric Co.	4,970	790,081
Howmet Aerospace, Inc.	1,297	100,686
L3Harris Technologies, Inc.	11,287	2,534,834
Lockheed Martin Corp.	1,701	794,537
Northrop Grumman Corp.	1,108	483,033
RTX Corp.	34,457	3,459,138
		11,198,252
Agriculture — 0.8%
Altria Group, Inc.	13,681	623,170
Archer-Daniels-Midland Co.	33,758	2,040,671
Bunge Global SA	1,128	120,437
Philip Morris International, Inc.	7,801	790,475
		3,574,753
Airlines — 0.3%
American Airlines Group, Inc.†	5,226	59,211
Delta Air Lines, Inc.	2,261	107,262
Southwest Airlines Co.	37,362	1,068,927
United Airlines Holdings, Inc.†	2,619	127,440
		1,362,840
Apparel — 0.1%
NIKE, Inc., Class B	5,500	414,535
Ralph Lauren Corp.	140	24,508
Tapestry, Inc.	1,830	78,306
		517,349
Auto Manufacturers — 0.5%
Cummins, Inc.	1,089	301,577
Ford Motor Co.	31,236	391,700
General Motors Co.	30,546	1,419,167
PACCAR, Inc.	1,127	116,013
		2,228,457
Auto Parts & Equipment — 0.7%
Aptiv PLC†	14,361	1,011,302
BorgWarner, Inc.	1,815	58,516
Gentex Corp.	60,292	2,032,443
		3,102,261
Banks — 9.6%
Bank of America Corp.	54,193	2,155,256
Bank of New York Mellon Corp.	60,677	3,633,946
Citigroup, Inc.	15,193	964,148
Citizens Financial Group, Inc.	3,624	130,573
Fifth Third Bancorp	5,449	198,834
Goldman Sachs Group, Inc.	2,569	1,162,010
Huntington Bancshares, Inc.	11,543	152,137
JPMorgan Chase & Co.	83,894	16,968,400
KeyCorp	7,510	106,717
M&T Bank Corp.	20,586	3,115,897
Morgan Stanley	39,054	3,795,658
Northern Trust Corp.	16,351	1,373,157
PNC Financial Services Group, Inc.	19,831	3,083,324
Regions Financial Corp.	7,295	146,192
Security Description	Shares or Principal Amount	Value

Banks (continued)
State Street Corp.	2,399	$ 177,526
Truist Financial Corp.	81,044	3,148,559
US Bancorp	77,796	3,088,501
Wells Fargo & Co.	27,770	1,649,260
		45,050,095
Beverages — 2.3%
Brown-Forman Corp., Class B	1,426	61,589
Coca-Cola Co.	18,838	1,199,039
Constellation Brands, Inc., Class A	1,282	329,833
Heineken Holding NV	19,760	1,558,580
Keurig Dr Pepper, Inc.	81,804	2,732,253
Molson Coors Beverage Co., Class B	1,449	73,653
Monster Beverage Corp.†	2,260	112,887
PepsiCo, Inc.	7,008	1,155,829
Pernod Ricard SA	10,690	1,450,520
Pernod Ricard SA ADR	72,337	1,960,333
		10,634,516
Biotechnology — 1.3%
Amgen, Inc.	4,273	1,335,099
Biogen, Inc.†	1,160	268,911
Bio-Rad Laboratories, Inc., Class A†	163	44,517
Corteva, Inc.	5,552	299,475
Gilead Sciences, Inc.	45,165	3,098,770
Incyte Corp.†	1,266	76,745
Moderna, Inc.†	2,656	315,400
Regeneron Pharmaceuticals, Inc.†	338	355,248
Vertex Pharmaceuticals, Inc.†	740	346,853
		6,141,018
Building Materials — 1.7%
Carrier Global Corp.	3,471	218,951
CRH PLC	20,684	1,550,886
Fortune Brands Innovations, Inc.	22,565	1,465,371
Johnson Controls International PLC	60,250	4,004,817
Martin Marietta Materials, Inc.	167	90,480
Masco Corp.	807	53,803
Mohawk Industries, Inc.†	422	47,935
Trane Technologies PLC	559	183,872
Vulcan Materials Co.	379	94,250
		7,710,365
Chemicals — 1.3%
Air Products & Chemicals, Inc.	1,771	457,007
Akzo Nobel NV	13,523	822,314
Albemarle Corp.	936	89,407
Axalta Coating Systems, Ltd.†	57,856	1,976,939
CF Industries Holdings, Inc.	670	49,660
Dow, Inc.	5,601	297,133
DuPont de Nemours, Inc.	3,330	268,032
Eastman Chemical Co.	937	91,798
Ecolab, Inc.	992	236,096
FMC Corp.	994	57,205
International Flavors & Fragrances, Inc.	2,034	193,657
Linde PLC	1,838	806,533
LyondellBasell Industries NV, Class A	2,049	196,007
Mosaic Co.	2,560	73,984
PPG Industries, Inc.	1,875	236,044
Sherwin-Williams Co.	929	277,241
		6,129,057
Commercial Services — 1.3%
Automatic Data Processing, Inc.	5,133	1,225,196

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Cintas Corp.	309	$ 216,380
CoStar Group, Inc.†	1,854	137,456
Equifax, Inc.	601	145,718
Global Payments, Inc.	2,033	196,591
H&R Block, Inc.	42,817	2,321,966
MarketAxess Holdings, Inc.	302	60,560
Moody's Corp.	663	279,077
PayPal Holdings, Inc.†	8,332	483,506
Quanta Services, Inc.	361	91,726
Rollins, Inc.	1,275	62,207
S&P Global, Inc.	1,428	636,888
Verisk Analytics, Inc.	512	138,010
		5,995,281
Computers — 1.6%
Accenture PLC, Class A	2,304	699,057
Amdocs, Ltd.	44,243	3,491,658
Cognizant Technology Solutions Corp., Class A	16,271	1,106,428
EPAM Systems, Inc.†	277	52,106
Hewlett Packard Enterprise Co.	10,355	219,215
HP, Inc.	6,874	240,727
International Business Machines Corp.	7,317	1,265,475
Leidos Holdings, Inc.	1,077	157,113
NetApp, Inc.	1,035	133,308
Seagate Technology Holdings PLC	918	94,802
Western Digital Corp.†	2,601	197,078
		7,656,967
Cosmetics/Personal Care — 2.9%
Colgate-Palmolive Co.	19,407	1,883,255
Estee Lauder Cos., Inc., Class A	1,856	197,478
Kenvue, Inc.	268,415	4,879,785
Procter & Gamble Co.	11,467	1,891,138
Unilever PLC ADR	87,091	4,789,134
		13,640,790
Distribution/Wholesale — 0.5%
Fastenal Co.	2,281	143,338
LKQ Corp.	47,776	1,987,004
Pool Corp.	131	40,260
WW Grainger, Inc.	87	78,495
		2,249,097
Diversified Financial Services — 4.1%
American Express Co.	1,358	314,445
Ameriprise Financial, Inc.	372	158,915
Ares Management Corp., Class A	15,780	2,103,158
BlackRock, Inc.	4,149	3,266,591
Capital One Financial Corp.	3,044	421,442
Cboe Global Markets, Inc.	302	51,358
Charles Schwab Corp.	50,281	3,705,207
CME Group, Inc.	1,835	360,761
Discover Financial Services	919	120,214
Franklin Resources, Inc.	2,389	53,394
Intercontinental Exchange, Inc.	4,569	625,450
Invesco, Ltd.	3,583	53,602
LPL Financial Holdings, Inc.	6,316	1,764,059
Mastercard, Inc., Class A	1,831	807,764
Nasdaq, Inc.	16,644	1,002,967
Raymond James Financial, Inc.	22,193	2,743,277
Synchrony Financial	3,198	150,914
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
T. Rowe Price Group, Inc.	1,778	$ 205,021
Visa, Inc., Class A	4,263	1,118,909
		19,027,448
Electric — 4.2%
AES Corp.	5,661	99,464
Alliant Energy Corp.	2,042	103,938
Ameren Corp.	2,124	151,038
American Electric Power Co., Inc.	4,199	368,420
CenterPoint Energy, Inc.	5,095	157,843
CMS Energy Corp.	2,379	141,622
Consolidated Edison, Inc.	2,755	246,352
Constellation Energy Corp.	1,381	276,573
Dominion Energy, Inc.	6,677	327,173
DTE Energy Co.	1,648	182,944
Duke Energy Corp.	44,372	4,447,406
Edison International	27,851	1,999,980
Entergy Corp.	1,701	182,007
Evergy, Inc.	1,831	96,988
Eversource Energy	31,569	1,790,278
Exelon Corp.	7,966	275,703
FirstEnergy Corp.	4,125	157,864
NextEra Energy, Inc.	16,365	1,158,806
NRG Energy, Inc.	1,661	129,325
PG&E Corp.	17,022	297,204
Pinnacle West Capital Corp.	904	69,048
PPL Corp.	5,876	162,471
Public Service Enterprise Group, Inc.	3,967	292,368
Sempra	38,727	2,945,576
Southern Co.	8,710	675,635
WEC Energy Group, Inc.	2,516	197,405
Xcel Energy, Inc.	51,181	2,733,577
		19,667,008
Electrical Components & Equipment — 1.0%
AMETEK, Inc.	959	159,875
Eaton Corp. PLC	1,210	379,395
Emerson Electric Co.	38,985	4,294,588
Generac Holdings, Inc.†	188	24,857
		4,858,715
Electronics — 0.8%
Allegion PLC	432	51,041
Amphenol Corp., Class A	4,210	283,628
Garmin, Ltd.	563	91,724
Honeywell International, Inc.	5,187	1,107,632
Hubbell, Inc.	231	84,426
Jabil, Inc.	441	47,976
Keysight Technologies, Inc.†	1,390	190,083
Mettler-Toledo International, Inc.†	105	146,747
TE Connectivity, Ltd.	11,436	1,720,317
Trimble, Inc.†	1,945	108,764
		3,832,338
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	682	68,002
First Solar, Inc.†	853	192,318
		260,320
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	998	139,431
Entertainment — 0.0%
Caesars Entertainment, Inc.†	724	28,772

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control — 0.1%
Pentair PLC	397	$ 30,438
Republic Services, Inc.	701	136,232
Veralto Corp.	1,749	166,977
Waste Management, Inc.	1,541	328,757
		662,404
Food — 2.0%
Campbell Soup Co.	1,567	70,813
Conagra Brands, Inc.	60,655	1,723,815
General Mills, Inc.	28,191	1,783,362
Hershey Co.	729	134,012
Hormel Foods Corp.	2,312	70,493
J.M. Smucker Co.	845	92,139
Kellanova	2,096	120,897
Koninklijke Ahold Delhaize NV	24,823	733,458
Kraft Heinz Co.	6,286	202,535
Kroger Co.	5,332	266,227
Lamb Weston Holdings, Inc.	391	32,875
McCormick & Co., Inc.	2,005	142,235
Mondelez International, Inc., Class A	28,718	1,879,306
Sysco Corp.	3,966	283,133
Tyson Foods, Inc., Class A	2,279	130,222
US Foods Holding Corp.†	30,140	1,596,817
		9,262,339
Forest Products & Paper — 0.0%
International Paper Co.	2,766	119,353
Gas — 0.5%
Atmos Energy Corp.	20,052	2,339,066
NiSource, Inc.	3,571	102,880
		2,441,946
Hand/Machine Tools — 0.0%
Snap-on, Inc.	231	60,381
Stanley Black & Decker, Inc.	1,226	97,945
		158,326
Healthcare-Products — 4.7%
Abbott Laboratories	13,857	1,439,881
Agilent Technologies, Inc.	2,335	302,686
Align Technology, Inc.†	251	60,599
Baxter International, Inc.	4,059	135,773
Bio-Techne Corp.	1,255	89,921
Boston Scientific Corp.†	30,558	2,353,271
Cooper Cos., Inc.	919	80,229
Danaher Corp.	5,250	1,311,712
Edwards Lifesciences Corp.†	3,024	279,327
GE HealthCare Technologies, Inc.	3,381	263,447
Hologic, Inc.†	1,859	138,031
IDEXX Laboratories, Inc.†	289	140,801
Insulet Corp.†	346	69,823
Intuitive Surgical, Inc.†	961	427,501
Medtronic PLC	91,194	7,177,880
ResMed, Inc.	1,170	223,961
Revvity, Inc.	983	103,077
Solventum Corp.†	1,101	58,221
STERIS PLC	346	75,961
Stryker Corp.	973	331,063
Teleflex, Inc.	375	78,874
Thermo Fisher Scientific, Inc.	1,885	1,042,405
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Waters Corp.†	298	$ 86,456
Zimmer Biomet Holdings, Inc.	52,103	5,654,739
		21,925,639
Healthcare-Services — 4.8%
Catalent, Inc.†	1,442	81,084
Centene Corp.†	43,494	2,883,652
Charles River Laboratories International, Inc.†	411	84,904
DaVita, Inc.†	185	25,635
Elevance Health, Inc.	8,859	4,800,338
HCA Healthcare, Inc.	803	257,988
Humana, Inc.	960	358,704
IQVIA Holdings, Inc.†	899	190,085
Labcorp Holdings, Inc.	672	136,759
Molina Healthcare, Inc.†	192	57,082
Quest Diagnostics, Inc.	14,432	1,975,452
UnitedHealth Group, Inc.	18,548	9,445,754
Universal Health Services, Inc., Class B	10,544	1,949,902
		22,247,339
Home Builders — 0.4%
Lennar Corp., Class A	11,140	1,669,552
Household Products/Wares — 0.8%
Avery Dennison Corp.	642	140,373
Church & Dwight Co., Inc.	1,052	109,072
Clorox Co.	989	134,969
Kimberly-Clark Corp.	23,431	3,238,164
		3,622,578
Insurance — 5.3%
Aflac, Inc.	4,119	367,868
Allstate Corp.	17,414	2,780,319
American International Group, Inc.(1)	5,286	392,433
Aon PLC, Class A	848	248,956
Arthur J. Gallagher & Co.	853	221,191
Assurant, Inc.	414	68,828
Berkshire Hathaway, Inc., Class B†	21,429	8,717,317
Brown & Brown, Inc.	414	37,016
Chubb, Ltd.	6,314	1,610,575
Cincinnati Financial Corp.	1,247	147,271
Everest Group, Ltd.	5,146	1,960,729
Globe Life, Inc.	669	55,045
Hartford Financial Services Group, Inc.	2,356	236,872
Loews Corp.	1,446	108,074
Marsh & McLennan Cos., Inc.	1,883	396,786
MetLife, Inc.	56,157	3,941,660
Principal Financial Group, Inc.	1,718	134,777
Progressive Corp.	2,333	484,588
Prudential Financial, Inc.	2,860	335,163
Travelers Cos., Inc.	1,824	370,892
W.R. Berkley Corp.	1,609	126,435
Willis Towers Watson PLC	8,202	2,150,072
		24,892,867
Internet — 1.6%
Airbnb, Inc., Class A†	1,758	266,565
Alphabet, Inc., Class C	9,054	1,660,685
CDW Corp.	621	139,005
eBay, Inc.	4,030	216,492
Etsy, Inc.†	521	30,729
F5, Inc.†	29,032	5,000,181
Gen Digital, Inc.	4,389	109,637

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Match Group, Inc.†	2,116	$ 64,284
VeriSign, Inc.†	359	63,830
		7,551,408
Iron/Steel — 0.0%
Nucor Corp.	707	111,763
Steel Dynamics, Inc.	436	56,462
		168,225
Leisure Time — 0.0%
Carnival Corp.†	2,334	43,692
Lodging — 0.4%
Las Vegas Sands Corp.	1,134	50,179
MGM Resorts International†	640	28,442
Wyndham Hotels & Resorts, Inc.	24,174	1,788,876
		1,867,497
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	1,636	544,952
GE Vernova, Inc.†	1,244	213,358
Oshkosh Corp.	9,365	1,013,293
		1,771,603
Machinery-Diversified — 0.9%
Deere & Co.	887	331,410
Dover Corp.	5,858	1,057,076
IDEX Corp.	603	121,324
Ingersoll Rand, Inc.	739	67,131
Middleby Corp.†	12,871	1,578,113
Nordson Corp.	433	100,430
Otis Worldwide Corp.	1,964	189,055
Rockwell Automation, Inc.	472	129,932
Westinghouse Air Brake Technologies Corp.	1,405	222,060
Xylem, Inc.	1,931	261,901
		4,058,432
Media — 1.0%
Charter Communications, Inc., Class A†	421	125,862
Comcast Corp., Class A	31,177	1,220,891
FactSet Research Systems, Inc.	161	65,732
Fox Corp., Class A	1,841	63,275
Fox Corp., Class B	1,051	33,653
News Corp., Class A	3,021	83,289
News Corp., Class B	911	25,863
Paramount Global, Class B	3,937	40,905
Walt Disney Co.	27,916	2,771,780
Warner Bros. Discovery, Inc.†	17,761	132,142
		4,563,392
Mining — 0.1%
Freeport-McMoRan, Inc.	5,721	278,041
Newmont Corp.	9,185	384,576
		662,617
Miscellaneous Manufacturing — 0.8%
3M Co.	24,382	2,491,597
A.O. Smith Corp.	356	29,114
Illinois Tool Works, Inc.	1,168	276,769
Parker-Hannifin Corp.	226	114,313
Siemens AG	4,153	772,647
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing (continued)
Teledyne Technologies, Inc.†	378	$ 146,656
Textron, Inc.	1,519	130,421
		3,961,517
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	410	126,661
Oil & Gas — 5.9%
Antero Resources Corp.†	49,877	1,627,486
Chevron Corp.	18,455	2,886,731
ConocoPhillips	19,325	2,210,393
Coterra Energy, Inc.	102,984	2,746,583
Devon Energy Corp.	5,034	238,612
EOG Resources, Inc.	14,721	1,852,932
EQT Corp.	3,517	130,059
Exxon Mobil Corp.	69,041	7,948,000
Hess Corp.	10,817	1,595,724
Marathon Oil Corp.	2,112	60,551
Marathon Petroleum Corp.	1,263	219,105
Occidental Petroleum Corp.	5,297	333,870
Phillips 66	20,881	2,947,771
Shell PLC	47,931	1,717,108
TotalEnergies SE ADR	13,541	902,914
Valero Energy Corp.	2,604	408,203
		27,826,042
Oil & Gas Services — 0.6%
Baker Hughes Co.	57,210	2,012,076
Halliburton Co.	7,052	238,216
Schlumberger NV	11,384	537,097
		2,787,389
Packaging & Containers — 0.7%
Amcor PLC	11,513	112,597
Ball Corp.	2,472	148,369
Packaging Corp. of America	11,193	2,043,394
Sonoco Products Co.	17,305	877,710
Westrock Co.	2,056	103,335
		3,285,405
Pharmaceuticals — 9.1%
AbbVie, Inc.	8,861	1,519,839
AstraZeneca PLC ADR	27,300	2,129,127
Becton Dickinson & Co.	10,286	2,403,941
Bristol-Myers Squibb Co.	16,146	670,543
Cardinal Health, Inc.	1,940	190,741
Cencora, Inc.	1,319	297,171
Cigna Group	2,262	747,749
CVS Health Corp.	34,331	2,027,589
Dexcom, Inc.†	1,236	140,138
Henry Schein, Inc.†	34,991	2,242,923
Johnson & Johnson	98,013	14,325,580
McKesson Corp.	1,035	604,481
Merck & Co., Inc.	49,144	6,084,027
Pfizer, Inc.	184,046	5,149,607
Roche Holding AG	6,450	1,791,168
Roche Holding AG ADR	52,040	1,804,227
Viatris, Inc.	9,484	100,815
Zoetis, Inc.	1,636	283,617
		42,513,283
Pipelines — 1.0%
Kinder Morgan, Inc.	15,380	305,601
ONEOK, Inc.	26,103	2,128,700

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pipelines (continued)
Targa Resources Corp.	15,125	$ 1,947,797
Williams Cos., Inc.	5,921	251,642
		4,633,740
Private Equity — 0.4%
Blackstone, Inc.	1,594	197,337
KKR & Co., Inc.	14,127	1,486,726
		1,684,063
Real Estate — 0.5%
CBRE Group, Inc., Class A†	23,578	2,101,036
REITS — 3.0%
Alexandria Real Estate Equities, Inc.	1,254	146,680
American Tower Corp.	8,810	1,712,488
AvalonBay Communities, Inc.	1,131	233,993
Boston Properties, Inc.	1,151	70,856
Camden Property Trust	848	92,525
Crown Castle, Inc.	28,917	2,825,191
Digital Realty Trust, Inc.	1,525	231,876
Equinix, Inc.	401	303,397
Equity Residential	2,747	190,477
Essex Property Trust, Inc.	512	139,366
Extra Space Storage, Inc.	1,687	262,177
Federal Realty Investment Trust	595	60,077
Gaming & Leisure Properties, Inc.	45,518	2,057,869
Healthpeak Properties, Inc.	5,606	109,878
Host Hotels & Resorts, Inc.	77,077	1,385,844
Invitation Homes, Inc.	4,586	164,592
Iron Mountain, Inc.	1,144	102,525
Kimco Realty Corp.	5,316	103,449
Mid-America Apartment Communities, Inc.	930	132,627
Prologis, Inc.	7,375	828,286
Public Storage	731	210,272
Realty Income Corp.	24,251	1,280,938
Regency Centers Corp.	1,310	81,482
SBA Communications Corp.	514	100,898
Simon Property Group, Inc.	1,636	248,345
UDR, Inc.	2,414	99,336
Ventas, Inc.	3,224	165,262
VICI Properties, Inc.	8,309	237,970
Welltower, Inc.	4,763	496,543
Weyerhaeuser Co.	5,806	164,832
		14,240,051
Retail — 3.3%
AutoZone, Inc.†	42	124,492
Bath & Body Works, Inc.	1,781	69,548
Best Buy Co., Inc.	1,534	129,301
CarMax, Inc.†	1,254	91,968
Costco Wholesale Corp.	2,049	1,741,629
Darden Restaurants, Inc.	456	69,002
Dollar General Corp.	1,749	231,270
Dollar Tree, Inc.†	17,166	1,832,814
Domino's Pizza, Inc.	167	86,227
Genuine Parts Co.	1,109	153,397
Home Depot, Inc.	4,973	1,711,905
Lowe's Cos., Inc.	4,557	1,004,636
McDonald's Corp.	3,215	819,311
MSC Industrial Direct Co., Inc., Class A	17,230	1,366,511
O'Reilly Automotive, Inc.†	126	133,064
Starbucks Corp.	29,754	2,316,349
Target Corp.	3,685	545,527
Security Description	Shares or Principal Amount	Value

Retail (continued)
TJX Cos., Inc.	3,157	$ 347,586
Tractor Supply Co.	498	134,460
Ulta Beauty, Inc.†	130	50,163
Walgreens Boots Alliance, Inc.	5,703	68,978
Walmart, Inc.	34,025	2,303,833
Yum! Brands, Inc.	1,212	160,542
		15,492,513
Semiconductors — 3.0%
Analog Devices, Inc.	15,032	3,431,204
Intel Corp.	33,908	1,050,131
Microchip Technology, Inc.	1,765	161,498
Micron Technology, Inc.	8,821	1,160,226
NXP Semiconductors NV	10,674	2,872,267
ON Semiconductor Corp.†	13,244	907,876
Qorvo, Inc.†	769	89,235
QUALCOMM, Inc.	15,489	3,085,099
Skyworks Solutions, Inc.	1,278	136,209
Teradyne, Inc.	1,243	184,324
Texas Instruments, Inc.	4,569	888,808
		13,966,877
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	314	77,348
Software — 1.4%
Adobe, Inc.†	3,612	2,006,610
Akamai Technologies, Inc.†	643	57,921
ANSYS, Inc.†	299	96,129
Autodesk, Inc.†	818	202,414
Broadridge Financial Solutions, Inc.	405	79,785
Dayforce, Inc.†	566	28,074
Electronic Arts, Inc.	18,409	2,564,926
Fidelity National Information Services, Inc.	4,431	333,920
Fiserv, Inc.†	2,237	333,402
Jack Henry & Associates, Inc.	580	96,292
MSCI, Inc.	272	131,036
Paychex, Inc.	1,531	181,515
Paycom Software, Inc.	218	31,183
PTC, Inc.†	382	69,398
Roper Technologies, Inc.	486	273,939
Take-Two Interactive Software, Inc.†	632	98,270
		6,584,814
Telecommunications — 3.9%
AT&T, Inc.	57,111	1,091,391
BCE, Inc.	21,973	711,687
Cisco Systems, Inc.	170,062	8,079,646
Corning, Inc.	79,466	3,087,254
Juniper Networks, Inc.	2,589	94,395
Motorola Solutions, Inc.	558	215,416
T-Mobile US, Inc.	4,107	723,571
Verizon Communications, Inc.	99,752	4,113,773
		18,117,133
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	1,042	60,957
Transportation — 3.1%
C.H. Robinson Worldwide, Inc.	933	82,216
CSX Corp.	7,785	260,408
Expeditors International of Washington, Inc.	708	88,351
FedEx Corp.	1,803	540,612
JB Hunt Transport Services, Inc.	650	104,000
Knight-Swift Transportation Holdings, Inc.	33,633	1,678,960

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Norfolk Southern Corp.	17,764	$ 3,813,753
Union Pacific Corp.	2,673	604,793
United Parcel Service, Inc., Class B	53,679	7,345,971
		14,519,064
Water — 0.0%
American Water Works Co., Inc.	1,552	200,456
Total Common Stocks (cost $424,304,220)		457,282,286
UNAFFILIATED INVESTMENT COMPANIES — 1.1%
iShares S&P 500 Value ETF (cost $4,971,072)	27,000	4,914,270
Total Long-Term Investment Securities (cost $429,275,292)		462,196,556
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
5.20%, 07/16/2024(2) (cost $99,783)	$100,000	99,781
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 06/28/2024, to be repurchased 07/01/2024 in the amount of $668,551 and collateralized by $675,900 of United States Treasury Floating Rate Notes, bearing interest at 5.40% due 04/30/2026 and having an approximate value of $681,950	668,462	668,462
Security Description	Shares or Principal Amount	Value

Bank of America Securities LLC Joint Repurchase Agreement(3)	385,000	$ 385,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	320,000	320,000
BNP Paribas SA Joint Repurchase Agreement(3)	320,000	320,000
Deutsche Bank AG Joint Repurchase Agreement(3)	385,000	385,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	400,000	400,000
Total Repurchase Agreements (cost $2,478,462)		2,478,462
TOTAL INVESTMENTS (cost $431,853,537)	99.3%	464,774,799
Other assets less liabilities	0.7	3,290,088
NET ASSETS	100.0%	$468,064,887
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
3	Long	S&P 500 E-Mini Index	September 2024	$832,034	$828,225	$(3,809)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	859,587	USD	630,952	09/27/2024	$ 1,328	$ —
	EUR	1,294,613	USD	1,396,855	09/27/2024	4,609	—
	USD	18,763	CAD	25,657	09/27/2024	30	—
						5,967	—
Citibank, N.A.	EUR	1,294,613	USD	1,396,219	09/27/2024	3,973	—
	USD	155,384	EUR	144,524	09/27/2024	39	—
						4,012	—
Goldman Sachs International	GBP	2,939,928	USD	3,733,238	09/27/2024	14,510	—
	USD	87,712	GBP	69,278	09/27/2024	—	(82)
						14,510	(82)
Morgan Stanley & Co. International PLC	CHF	727,175	USD	822,641	09/27/2024	4,825	—
	EUR	1,294,613	USD	1,397,687	09/27/2024	5,441	—
	USD	96,677	CHF	85,918	09/27/2024	—	(50)
						10,266	(50)

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
UBS AG	CHF	727,175	USD	823,206	09/27/2024	$ 5,390	$ —
	EUR	1,294,613	USD	1,396,849	09/27/2024	4,603	—
						9,993	—
Unrealized Appreciation (Depreciation)						$44,748	$(132)
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$457,282,286	$—	$—	$457,282,286
Unaffiliated Investment Companies	4,914,270	—	—	4,914,270
Short-Term Investments	—	99,781	—	99,781
Repurchase Agreements	—	2,478,462	—	2,478,462
Total Investments at Value	$462,196,556	$2,578,243	$—	$464,774,799
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$44,748	$—	$44,748
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,809	$—	$—	$3,809
Forward Foreign Currency Contracts	—	132	—	132
Total Other Financial Instruments	$3,809	$132	$—	$3,941
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Advertising — 1.9%
Omnicom Group, Inc.	1,950	$ 174,915
Trade Desk, Inc., Class A†	28,910	2,823,640
		2,998,555
Aerospace/Defense — 0.7%
HEICO Corp.	2,002	447,667
HEICO Corp., Class A	1,616	286,872
Howmet Aerospace, Inc.	2,942	228,387
Loar Holdings, Inc.†	1,187	63,398
Spirit AeroSystems Holdings, Inc., Class A†	288	9,467
TransDigm Group, Inc.	85	108,597
		1,144,388
Airlines — 0.0%
American Airlines Group, Inc.†	937	10,616
Apparel — 1.7%
Crocs, Inc.†	213	31,085
Deckers Outdoor Corp.†	1,348	1,304,797
On Holding AG, Class A†	32,088	1,245,014
Skechers USA, Inc., Class A†	1,459	100,846
		2,681,742
Banks — 0.8%
NU Holdings, Ltd., Class A†	90,907	1,171,791
Popular, Inc.	146	12,911
		1,184,702
Beverages — 0.5%
Boston Beer Co., Inc., Class A†	37	11,287
Brown-Forman Corp., Class B	2,787	120,370
Celsius Holdings, Inc.†	9,463	540,243
Constellation Brands, Inc., Class A	450	115,776
		787,676
Biotechnology — 2.1%
Alnylam Pharmaceuticals, Inc.†	3,556	864,108
Apellis Pharmaceuticals, Inc.†	4,477	171,738
Argenx SE ADR†	322	138,473
BeiGene, Ltd. ADR†	300	42,801
BioNTech SE ADR†	435	34,957
Bio-Rad Laboratories, Inc., Class A†	165	45,063
Blueprint Medicines Corp.†	500	53,890
Cerevel Therapeutics Holdings, Inc.	1,372	56,101
Exelixis, Inc.†	4,748	106,687
GRAIL, Inc.†	0	5
Incyte Corp.†	218	13,215
Insmed, Inc.†	900	60,300
Intra-Cellular Therapies, Inc.†	2,047	140,199
Ionis Pharmaceuticals, Inc.†	2,683	127,872
Legend Biotech Corp. ADR†	2,050	90,794
Sarepta Therapeutics, Inc.†	3,126	493,908
Structure Therapeutics, Inc.	2,832	111,213
Ultragenyx Pharmaceutical, Inc.†	1,736	71,350
United Therapeutics Corp.†	1,840	586,132
Viking Therapeutics, Inc.†	2,092	110,897
		3,319,703
Building Materials — 2.0%
AAON, Inc.	1,358	118,472
Armstrong World Industries, Inc.	291	32,953
AZEK Co., Inc.†	2,004	84,429
Builders FirstSource, Inc.†	4,029	557,654
Carrier Global Corp.	1,200	75,696
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Eagle Materials, Inc.	513	$ 111,557
Fortune Brands Innovations, Inc.	894	58,056
Lennox International, Inc.	738	394,815
Louisiana-Pacific Corp.	894	73,603
Martin Marietta Materials, Inc.	68	36,842
Simpson Manufacturing Co., Inc.	79	13,314
Trane Technologies PLC	1,000	328,930
Trex Co., Inc.†	4,181	309,896
Vulcan Materials Co.	3,855	958,661
		3,154,878
Chemicals — 0.2%
Celanese Corp.	565	76,213
CF Industries Holdings, Inc.	750	55,590
Chemours Co.	219	4,943
RPM International, Inc.	1,221	131,477
		268,223
Commercial Services — 6.6%
API Group Corp.†	1,419	53,397
Avis Budget Group, Inc.	134	14,006
Block, Inc.†	8,014	516,823
Booz Allen Hamilton Holding Corp.	5,047	776,733
Bright Horizons Family Solutions, Inc.†	822	90,486
Cintas Corp.	1,054	738,074
Corpay, Inc.†	2,461	655,635
CoStar Group, Inc.†	6,677	495,033
Equifax, Inc.	990	240,035
Euronet Worldwide, Inc.†	675	69,863
FTI Consulting, Inc.†	370	79,746
Gartner, Inc.†	5,492	2,466,238
Grand Canyon Education, Inc.†	188	26,303
H&R Block, Inc.	538	29,176
MarketAxess Holdings, Inc.	363	72,792
Morningstar, Inc.	904	267,448
Paylocity Holding Corp.†	1,777	234,297
Quanta Services, Inc.	1,744	443,133
RB Global, Inc.	2,250	171,810
Rollins, Inc.	7,270	354,703
Service Corp. International	1,065	75,753
Shift4 Payments, Inc., Class A†	1,195	87,653
Toast, Inc., Class A†	12,523	322,718
TransUnion	220	16,315
U-Haul Holding Co. †	66	4,074
U-Haul Holding Co. (Non-Voting)	864	51,857
United Rentals, Inc.	570	368,636
Valvoline, Inc.†	2,569	110,981
Verisk Analytics, Inc.	5,179	1,396,000
WEX, Inc.†	497	88,039
WillScot Mobile Mini Holdings Corp.†	3,580	134,751
		10,452,508
Computer Data Security — 0.0%
Snyk, Ltd.†(1)(2)	4,274	41,458
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	41	43,733
Computers — 5.1%
Crowdstrike Holdings, Inc., Class A†	6,102	2,338,225
CyberArk Software, Ltd.†	463	126,594
EPAM Systems, Inc.†	282	53,047
ExlService Holdings, Inc.†	23,015	721,750
Fortinet, Inc.†	900	54,243
Globant SA†	894	159,364

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
HP, Inc.	4,709	$ 164,909
KBR, Inc.	2,178	139,697
NetApp, Inc.	1,836	236,477
Pure Storage, Inc., Class A†	21,717	1,394,449
Super Micro Computer, Inc.†	2,265	1,855,828
Zscaler, Inc.†	3,991	767,030
		8,011,613
Cosmetics/Personal Care — 1.0%
e.l.f. Beauty, Inc.†	7,078	1,491,476
Estee Lauder Cos., Inc., Class A	440	46,816
		1,538,292
Distribution/Wholesale — 2.8%
Copart, Inc.†	22,055	1,194,499
Core & Main, Inc., Class A†	2,168	106,102
Fastenal Co.	16,450	1,033,718
Ferguson PLC	891	172,542
Pool Corp.	3,225	991,139
SiteOne Landscape Supply, Inc.†	1,177	142,900
Watsco, Inc.	250	115,810
WW Grainger, Inc.	752	678,484
		4,435,194
Diversified Financial Services — 5.8%
Ally Financial, Inc.	742	29,435
Ameriprise Financial, Inc.	2,993	1,278,580
Apollo Global Management, Inc.	8,725	1,030,161
Ares Management Corp., Class A	9,602	1,279,754
Blue Owl Capital, Inc.	15,129	268,540
Cboe Global Markets, Inc.	350	59,521
Coinbase Global, Inc., Class A†	3,848	855,141
Credit Acceptance Corp.†	97	49,924
Evercore, Inc., Class A	4,492	936,267
FTAI Aviation, Ltd.	4,525	467,116
Houlihan Lokey, Inc.	94	12,677
Jefferies Financial Group, Inc.	1,010	50,258
Lazard, Inc.	2,038	77,811
LPL Financial Holdings, Inc.	2,896	808,853
Mr. Cooper Group, Inc.†	700	56,861
SoFi Technologies, Inc.†	3,238	21,403
StepStone Group, Inc., Class A	1,425	65,393
TPG, Inc.	1,714	71,045
Tradeweb Markets, Inc., Class A	15,766	1,671,196
UWM Holdings Corp.	1,289	8,933
Western Union Co.	1,184	14,468
XP, Inc., Class A	820	14,424
		9,127,761
Electric — 0.8%
CenterPoint Energy, Inc.	8,160	252,797
NRG Energy, Inc.	1,740	135,477
Vistra Corp.	9,882	849,654
		1,237,928
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	1,050	175,046
Generac Holdings, Inc.†	574	75,894
Universal Display Corp.	3,538	743,864
		994,804
Electronics — 1.8%
Allegion PLC	650	76,797
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Amphenol Corp., Class A	9,600	$ 646,752
Celestica, Inc.	1,400	80,262
Flex, Ltd.†	47,950	1,414,045
Hubbell, Inc.	600	219,288
Jabil, Inc.	192	20,888
Keysight Technologies, Inc.†	350	47,863
Mettler-Toledo International, Inc.†	181	252,964
nVent Electric PLC	650	49,796
TE Connectivity, Ltd.	504	75,817
		2,884,472
Energy-Alternate Sources — 0.3%
Enphase Energy, Inc.†	3,631	362,047
First Solar, Inc.†	280	63,129
		425,176
Engineering & Construction — 1.0%
Comfort Systems USA, Inc.	1,124	341,831
EMCOR Group, Inc.	365	133,254
Fluor Corp.†	24,099	1,049,511
TopBuild Corp.†	181	69,734
		1,594,330
Enterprise Software / Services — 0.0%
Socure, Inc.†(1)(2)	920	5,750
Entertainment — 2.8%
Churchill Downs, Inc.	2,686	374,966
DraftKings, Inc., Class A†	52,390	1,999,726
Light & Wonder, Inc.†	1,795	188,260
Live Nation Entertainment, Inc.†	17,446	1,635,388
Madison Square Garden Sports Corp.†	30	5,644
TKO Group Holdings, Inc.	215	23,218
Vail Resorts, Inc.	634	114,202
		4,341,404
Environmental Control — 0.4%
Clean Harbors, Inc.†	825	186,574
Republic Services, Inc.	675	131,180
Tetra Tech, Inc.	228	46,621
Veralto Corp.	2,211	211,084
Waste Connections, Inc.	723	126,785
		702,244
Food — 0.8%
Hershey Co.	763	140,262
Lamb Weston Holdings, Inc.	919	77,270
Performance Food Group Co.†	2,310	152,714
Pilgrim's Pride Corp.†	77	2,964
Sysco Corp.	6,154	439,334
US Foods Holding Corp.†	8,385	444,237
		1,256,781
Gas — 0.1%
Atmos Energy Corp.	2,013	234,816
Hand/Machine Tools — 0.0%
Lincoln Electric Holdings, Inc.	306	57,724
Healthcare-Products — 6.4%
10X Genomics, Inc., Class A†	1,387	26,977
Agilent Technologies, Inc.	5,022	651,002
Alcon, Inc.	600	53,448
Align Technology, Inc.†	6,709	1,619,754
Avantor, Inc.†	20,206	428,367
Bio-Techne Corp.	2,340	167,661

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Bruker Corp.	2,772	$ 176,881
Exact Sciences Corp.†	23,945	1,011,676
GE HealthCare Technologies, Inc.	797	62,102
Glaukos Corp.†	3,422	404,994
Globus Medical, Inc., Class A†	1,850	126,707
IDEXX Laboratories, Inc.†	2,974	1,448,933
Inspire Medical Systems, Inc.†	989	132,358
Insulet Corp.†	2,564	517,415
Lantheus Holdings, Inc.†	1,000	80,290
Masimo Corp.†	993	125,058
Natera, Inc.†	9,766	1,057,560
Penumbra, Inc.†	1,574	283,273
Repligen Corp.†	789	99,461
ResMed, Inc.	2,940	562,775
STERIS PLC	525	115,259
Waters Corp.†	715	207,436
West Pharmaceutical Services, Inc.	2,091	688,754
		10,048,141
Healthcare-Services — 2.0%
Charles River Laboratories International, Inc.†	270	55,776
Chemed Corp.	315	170,913
DaVita, Inc.†	1,003	138,986
Encompass Health Corp.	900	77,211
Fortrea Holdings, Inc.†	180	4,201
ICON PLC†	455	142,629
IQVIA Holdings, Inc.†	2,925	618,462
Medpace Holdings, Inc.†	3,167	1,304,329
Molina Healthcare, Inc.†	1,504	447,139
Tenet Healthcare Corp.†	1,775	236,128
		3,195,774
Home Builders — 0.2%
NVR, Inc.†	38	288,365
Home Furnishings — 0.1%
SharkNinja, Inc.	261	19,614
Tempur Sealy International, Inc.	3,337	157,974
		177,588
Household Products/Wares — 0.4%
Avery Dennison Corp.	861	188,258
Church & Dwight Co., Inc.	600	62,208
Clorox Co.	2,470	337,081
		587,547
Insurance — 1.5%
Allstate Corp.	815	130,123
Arch Capital Group, Ltd.†	3,400	343,026
Arthur J. Gallagher & Co.	1,193	309,357
Brown & Brown, Inc.	4,390	392,510
Equitable Holdings, Inc.	6,499	265,549
Everest Group, Ltd.	140	53,343
Hartford Financial Services Group, Inc.	1,175	118,134
Kinsale Capital Group, Inc.	878	338,276
Markel Group, Inc.†	60	94,540
RLI Corp.	50	7,034
Ryan Specialty Holdings, Inc.	4,160	240,906
		2,292,798
Internet — 6.0%
CDW Corp.	3,319	742,925
Coupang, Inc.†	42,694	894,439
Security Description	Shares or Principal Amount	Value

Internet (continued)
DoorDash, Inc., Class A†	8,078	$ 878,725
Etsy, Inc.†	1,508	88,942
Expedia Group, Inc.†	3,456	435,421
GoDaddy, Inc., Class A†	5,262	735,154
Lyft, Inc., Class A†	4,947	69,753
Okta, Inc.†	1,374	128,620
Pinterest, Inc., Class A†	69,098	3,045,149
Reddit, Inc.†	1,356	86,635
Roku, Inc.†	377	22,594
Spotify Technology SA†	7,054	2,213,475
TripAdvisor, Inc.†	114	2,030
Trump Media & Technology Group Corp.†	718	23,514
VeriSign, Inc.†	112	19,914
		9,387,290
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.†	3,044	46,847
Steel Dynamics, Inc.	525	67,988
		114,835
Leisure Time — 2.1%
Norwegian Cruise Line Holdings, Ltd.†	8,514	159,978
Planet Fitness, Inc., Class A†	940	69,175
Royal Caribbean Cruises, Ltd.†	13,107	2,089,649
Viking Holdings, Ltd.	29,845	1,012,939
YETI Holdings, Inc.†	505	19,266
		3,351,007
Lodging — 1.5%
Choice Hotels International, Inc.	486	57,834
Hilton Worldwide Holdings, Inc.	5,233	1,141,841
Hyatt Hotels Corp., Class A	626	95,102
Las Vegas Sands Corp.	19,155	847,609
MGM Resorts International†	1,300	57,772
Wyndham Hotels & Resorts, Inc.	136	10,064
Wynn Resorts, Ltd.	803	71,868
		2,282,090
Machinery-Construction & Mining — 0.6%
BWX Technologies, Inc.	1,145	108,775
GE Vernova, Inc.†	300	51,453
Vertiv Holdings Co., Class A	8,372	724,764
		884,992
Machinery-Diversified — 0.4%
AGCO Corp.	450	44,046
Cognex Corp.	185	8,651
Esab Corp.	1,486	140,323
Otis Worldwide Corp.	800	77,008
Rockwell Automation, Inc.	605	166,544
Toro Co.	660	61,716
Westinghouse Air Brake Technologies Corp.	475	75,074
		573,362
Media — 1.1%
FactSet Research Systems, Inc.	696	284,156
Liberty Broadband Corp., Class A†	81	4,423
Liberty Broadband Corp., Class C†	538	29,493
Liberty Media Corp.-Liberty Formula One, Class A†	164	10,534
Liberty Media Corp.-Liberty Formula One, Class C†	19,164	1,376,742
Nexstar Media Group, Inc.	242	40,174
		1,745,522

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.	1,551	$ 248,765
RBC Bearings, Inc.†	275	74,189
		322,954
Miscellaneous Manufacturing — 1.8%
Axon Enterprise, Inc.†	7,950	2,339,208
Carlisle Cos., Inc.	128	51,867
Fabrinet†	1,749	428,138
		2,819,213
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	458	141,490
Oil & Gas — 1.4%
Chesapeake Energy Corp.	800	65,752
Civitas Resources, Inc.	547	37,743
Coterra Energy, Inc.	2,050	54,673
Diamondback Energy, Inc.	2,944	589,359
Hess Corp.	3,596	530,482
Magnolia Oil & Gas Corp., Class A	3,500	88,690
Matador Resources Co.	1,521	90,652
Noble Corp. PLC	1,350	60,277
Permian Resources Corp.	12,232	197,547
Texas Pacific Land Corp.	374	274,617
Viper Energy, Inc.	530	19,891
Weatherford International PLC†	1,435	175,716
		2,185,399
Oil & Gas Services — 0.1%
Halliburton Co.	6,824	230,515
Packaging & Containers — 0.0%
Sealed Air Corp.	156	5,427
Pharmaceuticals — 4.4%
Alkermes PLC†	1,750	42,175
Ascendis Pharma A/S ADR†	485	66,144
BellRing Brands, Inc.†	6,410	366,267
Cardinal Health, Inc.	5,703	560,719
Cencora, Inc.	6,945	1,564,709
Dexcom, Inc.†	27,993	3,173,846
Elanco Animal Health, Inc.†	3,400	49,062
Neurocrine Biosciences, Inc.†	7,138	982,689
Vaxcyte, Inc.†	800	60,408
		6,866,019
Pipelines — 2.3%
Antero Midstream Corp.	2,575	37,955
Cheniere Energy, Inc.	9,243	1,615,954
New Fortress Energy, Inc.	685	15,056
Targa Resources Corp.	15,369	1,979,220
		3,648,185
Private Equity — 0.4%
KKR & Co., Inc.	6,733	708,581
Real Estate — 0.0%
Jones Lang LaSalle, Inc.†	291	59,737
REITS — 1.2%
AvalonBay Communities, Inc.	2,525	522,397
CubeSmart	1,700	76,789
Equity LifeStyle Properties, Inc.	950	61,874
Iron Mountain, Inc.	4,957	444,246
Lamar Advertising Co., Class A	2,039	243,722
Rexford Industrial Realty, Inc.	1,100	49,049
Security Description	Shares or Principal Amount	Value

REITS (continued)
Simon Property Group, Inc.	2,473	$ 375,401
Terreno Realty Corp.	900	53,262
		1,826,740
Retail — 5.8%
Abercrombie & Fitch Co., Class A†	2,977	529,429
AutoZone, Inc.†	25	74,103
BJ's Wholesale Club Holdings, Inc.†	955	83,887
Burlington Stores, Inc.†	2,166	519,840
CarMax, Inc.†	219	16,061
Carvana Co.†	1,834	236,072
Casey's General Stores, Inc.	352	134,309
Cava Group, Inc.†	2,651	245,880
Darden Restaurants, Inc.	2,385	360,898
Dick's Sporting Goods, Inc.	378	81,213
Domino's Pizza, Inc.	833	430,103
Dutch Bros, Inc., Class A†	719	29,767
Five Below, Inc.†	1,761	191,896
Floor & Decor Holdings, Inc., Class A†	1,362	135,396
Freshpet, Inc.†	920	119,039
Murphy USA, Inc.	375	176,048
Ollie's Bargain Outlet Holdings, Inc.†	850	83,445
O'Reilly Automotive, Inc.†	527	556,544
Restaurant Brands International, Inc.	842	59,252
RH†	198	48,399
Ross Stores, Inc.	6,712	975,388
Texas Roadhouse, Inc.	1,326	227,687
Tractor Supply Co.	4,096	1,105,920
Ulta Beauty, Inc.†	1,720	663,696
Wendy's Co.	1,688	28,628
Williams-Sonoma, Inc.	999	282,088
Wingstop, Inc.	2,579	1,090,040
Yum! Brands, Inc.	5,278	699,124
		9,184,152
Semiconductors — 4.4%
Analog Devices, Inc.	1	228
Astera Labs, Inc.†	485	29,347
Entegris, Inc.	3,926	531,580
Lattice Semiconductor Corp.†	4,843	280,846
Marvell Technology, Inc.	18,604	1,300,420
Microchip Technology, Inc.	5,650	516,975
MKS Instruments, Inc.	4,519	590,091
Monolithic Power Systems, Inc.	3,320	2,727,978
ON Semiconductor Corp.†	1,050	71,977
Onto Innovation, Inc.†	1,025	225,049
Teradyne, Inc.	4,048	600,278
		6,874,769
Software — 12.7%
Appfolio, Inc., Class A†	717	175,357
AppLovin Corp., Class A†	6,818	567,394
Bentley Systems, Inc., Class B	5,303	261,756
BILL Holdings, Inc.†	1,057	55,619
Braze, Inc.†	1,400	54,376
Broadridge Financial Solutions, Inc.	3,840	756,480
Cloudflare, Inc., Class A†	11,591	960,083
Confluent, Inc., Class A†	9,059	267,512
Databricks, Inc.†(1)(2)	2,067	151,924
Datadog, Inc., Class A†	21,119	2,738,923
Dayforce, Inc.†	1,032	51,187
Descartes Systems Group, Inc.†	1,325	128,313
DocuSign, Inc.†	7,041	376,693
DoubleVerify Holdings, Inc.†	1,626	31,658

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Doximity, Inc., Class A†	179	$ 5,007
Dropbox, Inc., Class A†	1,508	33,885
Duolingo, Inc.†	1,030	214,930
Dynatrace, Inc.†	9,469	423,643
Elastic NV†	2,968	338,085
Fair Isaac Corp.†	819	1,219,213
Five9, Inc.†	1,458	64,298
Gitlab, Inc., Class A†	2,357	117,190
Guidewire Software, Inc.†	1,141	157,332
HashiCorp, Inc., Class A†	1,496	50,400
HubSpot, Inc.†	2,462	1,452,063
Magic Leap, Inc., Class A†(1)(2)	9	4
Manhattan Associates, Inc.†	2,543	627,307
MicroStrategy, Inc., Class A†	20	27,550
Monday.com, Ltd.†	550	132,418
MongoDB, Inc.†	3,749	937,100
MSCI, Inc.	1,589	765,501
nCino, Inc.†	1,016	31,953
Nutanix, Inc., Class A†	4,572	259,918
Palantir Technologies, Inc., Class A†	72,229	1,829,561
Paychex, Inc.	6,772	802,888
Paycom Software, Inc.	638	91,260
Paycor HCM, Inc.†	140	1,778
Pegasystems, Inc.	887	53,690
Procore Technologies, Inc.†	3,109	206,158
PTC, Inc.†	2,694	489,419
RingCentral, Inc., Class A†	1,634	46,079
ROBLOX Corp., Class A†	16,609	618,021
Samsara, Inc., Class A†	7,300	246,010
SentinelOne, Inc., Class A†	734	15,451
Smartsheet, Inc., Class A†	2,522	111,170
Take-Two Interactive Software, Inc.†	400	62,196
Tanium Class B†(1)(2)	1,910	9,378
Teradata Corp.†	1,930	66,701
Twilio, Inc., Class A†	686	38,972
Tyler Technologies, Inc.†	1,371	689,311
UiPath, Inc., Class A†	6,647	84,284
Unity Software, Inc.†	2,627	42,715
Veeva Systems, Inc., Class A†	5,003	915,599
Verra Mobility Corp.†	2,000	54,400
Workiva, Inc.†	650	47,443
		19,957,556
Telecommunications — 0.1%
Ciena Corp.†	1,000	48,180
Iridium Communications, Inc.	217	5,777
Motorola Solutions, Inc.	150	57,907
Ubiquiti, Inc.	37	5,389
		117,253
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	2,418	141,453
Transportation — 1.2%
Expeditors International of Washington, Inc.	458	57,154
Old Dominion Freight Line, Inc.	7,178	1,267,635
Saia, Inc.†	527	249,951
XPO, Inc.†	2,274	241,385
		1,816,125
Total Common Stocks (cost $132,096,553)		154,771,350
Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS — 0.5%
Computer Data Security — 0.1%
Snyk, Ltd. Series F†(1)(2)	7,164	$ 69,491
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	2	2,133
E-Commerce/Services — 0.0%
Rappi, Inc. Series E†(1)(2)	1,959	65,656
Enterprise Software / Services — 0.0%
Socure, Inc. Series A†(1)(2)	1,118	6,987
Socure, Inc. Series A1†(1)(2)	918	5,738
Socure, Inc. Series B†(1)(2)	17	106
Socure, Inc. Series E†(1)(2)	2,127	13,294
		26,125
Internet — 0.0%
DataRobot, Inc. Series G†(1)(2)	2,952	12,339
Software — 0.4%
Databricks, Inc. Series F†(1)(2)	5,040	370,440
Databricks, Inc. Series G†(1)(2)	486	35,721
Databricks, Inc. Series H†(1)(2)	1,092	80,262
Tanium, Inc. Series G†(1)(2)	32,619	160,160
		646,583
Total Convertible Preferred Stocks (cost $713,654)		822,327
UNAFFILIATED INVESTMENT COMPANIES — 0.6%
iShares Russell Midcap Growth Index Fund (cost $884,890)	8,111	895,969
Total Long-Term Investment Securities (cost $133,695,097)		156,489,646
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%(3)	113,001	113,001
T. Rowe Price Government Reserve Fund 5.38%(3)	147	147
		113,148
U.S. Government — 0.0%
United States Treasury Bills
5.20%, 07/16/2024(4)	$ 45,000	44,902
Total Short-Term Investments (cost $158,051)		158,050

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 06/28/2024, to be repurchased 07/01/2024 in the amount of $186,955 and collateralized by $189,000 of United States Treasury Floating Rate Notes, bearing interest at 5.39% due 04/30/2026 and having an approximate value of $190,682	$186,930	$ 186,930
Bank of America Securities LLC Joint Repurchase Agreement(5)	160,000	160,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	135,000	135,000
BNP Paribas SA Joint Repurchase Agreement(5)	135,000	135,000
Deutsche Bank AG Joint Repurchase Agreement(5)	160,000	160,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	170,000	170,000
Total Repurchase Agreements (cost $946,930)		946,930
TOTAL INVESTMENTS (cost $134,800,078)	100.2%	157,594,626
Other assets less liabilities	(0.2)	(270,893)
NET ASSETS	100.0%	$157,323,733
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	08/16/2021	15	$25,563
	11/04/2021	26	44,324
		41	69,887	$43,733	$1,066.66	0.0%
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Databricks, Inc.
	07/24/2020	1,404	$22,481
	08/28/2020	663	10,608
		2,067	33,089	$151,924	$73.50	0.1%
Magic Leap, Inc., Class A	12/28/2015	9	114,566	4	0.48	0.0
Snyk, Ltd.	09/03/2021	4,274	61,309	41,458	9.70	0.0
Socure, Inc.	12/22/2021	920	14,783	5,750	6.25	0.0
Tanium Class B	09/24/2020	1,910	21,765	9,378	4.91	0.0
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	3,410	2,133	1,066.66	0.0
Databricks, Inc. Series F	10/22/2019	5,040	72,153	370,440	73.50	0.2
Databricks, Inc. Series G	02/01/2021	486	28,734	35,721	73.50	0.0
Databricks, Inc. Series H	08/31/2021	1,092	80,245	80,262	73.50	0.1
DataRobot, Inc. Series G	06/11/2021	2,952	80,768	12,339	4.18	0.0
Rappi, Inc. Series E	09/08/2020	1,959	117,042	65,656	33.52	0.0
Snyk, Ltd. Series F	09/03/2021	7,164	102,205	69,491	9.70	0.1
Socure, Inc. Series A	12/22/2021	1,118	17,965	6,987	6.25	0.0
Socure, Inc. Series A1	12/22/2021	918	14,751	5,738	6.25	0.0
Socure, Inc. Series B	12/22/2021	17	273	106	6.25	0.0
Socure, Inc. Series E	10/27/2021	2,127	34,178	13,294	6.25	0.0
Tanium, Inc. Series G	08/26/2015	32,619	161,930	160,160	4.91	0.1
				$1,074,574		0.6%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of June 30, 2024.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
ADR—American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1	Long	S&P Mid Cap 400 E-Mini Index	September 2024	$295,835	$295,810	$(25)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Data Security	$—	$—	$41,458	$41,458
Computer Graphics	—	—	43,733	43,733
Enterprise Software / Services	—	—	5,750	5,750
Software	19,796,250	—	161,306	19,957,556
Other Industries	134,722,853	—	—	134,722,853
Convertible Preferred Stocks	—	—	822,327	822,327
Unaffiliated Investment Companies	895,969	—	—	895,969
Short-Term Investments:
U.S. Government	—	44,902	—	44,902
Other Short-Term Investments	113,148	—	—	113,148
Repurchase Agreements	—	946,930	—	946,930
Total Investments at Value	$155,528,220	$991,832	$1,074,574	$157,594,626
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$25	$—	$—	$25
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	2,894	$ 84,186
Omnicom Group, Inc.	1,487	133,384
		217,570
Aerospace/Defense — 1.8%
Curtiss-Wright Corp.	293	79,397
Hexcel Corp.	636	39,718
Howmet Aerospace, Inc.	9,377	727,937
L3Harris Technologies, Inc.	7,109	1,596,539
Loar Holdings, Inc.†	7	374
Rolls-Royce Holdings PLC†	57,748	333,460
Spirit AeroSystems Holdings, Inc., Class A†	22,496	739,444
		3,516,869
Agriculture — 0.2%
Archer-Daniels-Midland Co.	3,789	229,045
Bunge Global SA	1,082	115,525
Darling Ingredients, Inc.†	1,218	44,762
		389,332
Airlines — 1.1%
Alaska Air Group, Inc.†	5,923	239,289
American Airlines Group, Inc.†	4,666	52,866
Delta Air Lines, Inc.	15,274	724,599
Southwest Airlines Co.	33,627	962,068
United Airlines Holdings, Inc.†	2,515	122,380
		2,101,202
Apparel — 1.5%
Birkenstock Holding PLC†	194	10,555
Capri Holdings, Ltd.†	871	28,813
Carter's, Inc.	275	17,042
Columbia Sportswear Co.	255	20,165
Crocs, Inc.†	375	54,727
Puma SE	10,711	491,760
PVH Corp.	4,883	516,963
Ralph Lauren Corp.	2,782	487,017
Skechers USA, Inc., Class A†	9,197	635,697
Tapestry, Inc.	1,759	75,268
Under Armour, Inc., Class A†	1,449	9,665
Under Armour, Inc., Class C†	1,487	9,710
VF Corp.	48,288	651,888
		3,009,270
Auto Manufacturers — 0.6%
Cummins, Inc.	1,050	290,776
General Motors Co.	10,835	503,394
Lucid Group, Inc.†	6,818	17,795
PACCAR, Inc.	3,139	323,129
Rivian Automotive, Inc., Class A†	6,321	84,828
		1,219,922
Auto Parts & Equipment — 0.4%
Allison Transmission Holdings, Inc.	671	50,929
Aptiv PLC†	8,094	569,979
BorgWarner, Inc.	1,767	56,968
Gentex Corp.	1,777	59,903
Lear Corp.	434	49,567
QuantumScape Corp.†	2,692	13,245
		800,591
Banks — 4.4%
Bank of New York Mellon Corp.	5,754	344,607
Security Description	Shares or Principal Amount	Value

Banks (continued)
Bank OZK	816	$ 33,456
BOK Financial Corp.	174	15,945
Citizens Financial Group, Inc.	3,511	126,501
Columbia Banking System, Inc.	15,202	302,368
Comerica, Inc.	1,018	51,959
Commerce Bancshares, Inc.	915	51,039
Cullen/Frost Bankers, Inc.	452	45,937
East West Bancorp, Inc.	7,869	576,247
Fifth Third Bancorp	37,323	1,361,916
First Citizens BancShares, Inc., Class A	92	154,892
First Hawaiian, Inc.	978	20,303
First Horizon Corp.	4,193	66,124
FNB Corp.	2,732	37,374
Huntington Bancshares, Inc.	11,092	146,193
KeyCorp	7,110	101,033
M&T Bank Corp.	5,901	893,175
Northern Trust Corp.	8,461	710,555
Pinnacle Financial Partners, Inc.	582	46,583
Popular, Inc.	10,570	934,705
Prosperity Bancshares, Inc.	5,358	327,588
Regions Financial Corp.	31,523	631,721
State Street Corp.	2,316	171,384
Synovus Financial Corp.	1,121	45,053
Webster Financial Corp.	16,050	699,620
Western Alliance Bancorp	11,675	733,423
Wintrust Financial Corp.	471	46,422
Zions Bancorp NA	1,111	48,184
		8,724,307
Beverages — 0.6%
Boston Beer Co., Inc., Class A†	56	17,083
Brown-Forman Corp., Class A	374	16,505
Brown-Forman Corp., Class B	1,324	57,183
Coca-Cola Consolidated, Inc.	45	48,825
Coca-Cola Europacific Partners PLC	6,839	498,358
Constellation Brands, Inc., Class A	2,010	517,133
Molson Coors Beverage Co., Class B	1,345	68,366
		1,223,453
Biotechnology — 1.1%
Alnylam Pharmaceuticals, Inc.†	109	26,487
Biogen, Inc.†	2,450	567,959
BioMarin Pharmaceutical, Inc.†	1,451	119,461
Bio-Rad Laboratories, Inc., Class A†	148	40,420
Certara, Inc.†	924	12,797
Corteva, Inc.	16,822	907,379
Exelixis, Inc.†	365	8,202
GRAIL, Inc.†	204	3,138
Illumina, Inc.†	1,224	127,761
Incyte Corp.†	1,340	81,231
Ionis Pharmaceuticals, Inc.†	78	3,718
Roivant Sciences, Ltd.†	2,692	28,454
Royalty Pharma PLC, Class A	3,006	79,268
United Therapeutics Corp.†	335	106,714
		2,112,989
Building Materials — 2.5%
Armstrong World Industries, Inc.	3,004	340,173
AZEK Co., Inc.†	329	13,861
Builders FirstSource, Inc.†	2,920	404,157
Carrier Global Corp.	6,400	403,712
Eagle Materials, Inc.	64	13,917
Fortune Brands Innovations, Inc.	958	62,213
Hayward Holdings, Inc.†	1,095	13,469

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Johnson Controls International PLC	7,610	$ 505,837
Louisiana-Pacific Corp.	149	12,267
Martin Marietta Materials, Inc.	445	241,101
Masco Corp.	8,299	553,294
MDU Resources Group, Inc.	1,560	39,156
Mohawk Industries, Inc.†	2,768	314,417
Owens Corning	663	115,176
Simpson Manufacturing Co., Inc.	295	49,716
Summit Materials, Inc., Class A†	24,032	879,812
Trane Technologies PLC	1,297	426,622
Vulcan Materials Co.	2,517	625,928
		5,014,828
Chemicals — 2.6%
Albemarle Corp.	901	86,063
Ashland, Inc.	5,934	560,704
Axalta Coating Systems, Ltd.†	1,692	57,816
Celanese Corp.	637	85,925
CF Industries Holdings, Inc.	1,438	106,585
Chemours Co.	1,060	23,924
Dow, Inc.	11,154	591,720
DuPont de Nemours, Inc.	11,171	899,154
Eastman Chemical Co.	7,827	766,811
Element Solutions, Inc.	1,719	46,619
FMC Corp.	11,250	647,437
Huntsman Corp.	1,255	28,576
International Flavors & Fragrances, Inc.	6,854	652,569
LyondellBasell Industries NV, Class A	2,000	191,320
Mosaic Co.	2,458	71,036
NewMarket Corp.	52	26,810
Olin Corp.	917	43,237
PPG Industries, Inc.	1,796	226,098
RPM International, Inc.	756	81,406
Westlake Corp.	258	37,364
		5,231,174
Commercial Services — 3.6%
ADT, Inc.	2,228	16,933
Affirm Holdings, Inc.†	1,750	52,867
API Group Corp.†	19,017	715,610
Ashtead Group PLC	3,019	201,578
Avis Budget Group, Inc.	1,923	200,992
Block, Inc.†	2,467	159,097
Bright Horizons Family Solutions, Inc.†	6,396	704,072
Clarivate PLC†	3,136	17,844
Corpay, Inc.†	3,315	883,149
CoStar Group, Inc.†	3,118	231,169
Dun & Bradstreet Holdings, Inc.	32,786	303,598
Equifax, Inc.	754	182,815
Euronet Worldwide, Inc.†	332	34,362
FTI Consulting, Inc.†	270	58,193
Global Payments, Inc.	9,935	960,714
Grand Canyon Education, Inc.†	152	21,266
GXO Logistics, Inc.†	902	45,551
H&R Block, Inc.	858	46,529
ManpowerGroup, Inc.	367	25,617
MarketAxess Holdings, Inc.	284	56,951
Morningstar, Inc.	1,675	495,549
Quanta Services, Inc.	2,594	659,109
R1 RCM, Inc.†	1,205	15,135
RB Global, Inc.	1,407	107,439
Robert Half, Inc.	785	50,224
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Service Corp. International	1,096	$ 77,958
TransUnion	6,696	496,575
U-Haul Holding Co. †	34	2,099
U-Haul Holding Co. (Non-Voting)	437	26,229
United Rentals, Inc.	387	250,284
Vestis Corp.	1,010	12,352
WEX, Inc.†	291	51,548
WillScot Mobile Mini Holdings Corp.†	1,002	37,715
		7,201,123
Computers — 3.1%
Amdocs, Ltd.	880	69,450
CACI International, Inc., Class A†	170	73,122
Check Point Software Technologies, Ltd.†	2,234	368,610
Cognizant Technology Solutions Corp., Class A	3,824	260,032
Crane NXT Co.	376	23,094
DXC Technology Co.†	1,394	26,611
EPAM Systems, Inc.†	400	75,244
Fortinet, Inc.†	11,141	671,468
Genpact, Ltd.	1,349	43,424
Globant SA†	80	14,261
Hewlett Packard Enterprise Co.	9,969	211,044
HP, Inc.	5,696	199,474
KBR, Inc.	10,507	673,919
Kyndryl Holdings, Inc.†	1,746	45,937
Leidos Holdings, Inc.	5,691	830,203
Lumentum Holdings, Inc.†	513	26,122
NetApp, Inc.	874	112,571
Parsons Corp.†	351	28,715
Pure Storage, Inc., Class A†	6,920	444,333
Science Applications International Corp.	392	46,080
Western Digital Corp.†	24,511	1,857,199
		6,100,913
Cosmetics/Personal Care — 0.8%
Coty, Inc., Class A†	3,022	30,281
Kenvue, Inc.	87,490	1,590,568
		1,620,849
Distribution/Wholesale — 0.7%
Core & Main, Inc., Class A†	437	21,387
Fastenal Co.	691	43,422
Ferguson PLC	1,450	280,792
LKQ Corp.	19,000	790,210
SiteOne Landscape Supply, Inc.†	216	26,225
Watsco, Inc.	266	123,222
WESCO International, Inc.	335	53,104
WW Grainger, Inc.	44	39,699
		1,378,061
Diversified Financial Services — 4.0%
Affiliated Managers Group, Inc.	245	38,276
Air Lease Corp.	801	38,072
Ally Financial, Inc.	1,822	72,279
Ameriprise Financial, Inc.	68	29,049
Apollo Global Management, Inc.	4,396	519,036
Cboe Global Markets, Inc.	2,477	421,239
Coinbase Global, Inc., Class A†	243	54,002
Credit Acceptance Corp.†	10	5,147
Discover Financial Services	5,225	683,482
Evercore, Inc., Class A	3,546	739,093
Franklin Resources, Inc.	2,189	48,924
Houlihan Lokey, Inc.	359	48,415
Interactive Brokers Group, Inc., Class A	798	97,835

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Invesco, Ltd.	2,807	$ 41,993
Janus Henderson Group PLC	993	33,474
Jefferies Financial Group, Inc.	993	49,412
Lazard, Inc.	54	2,062
Nasdaq, Inc.	2,851	171,801
OneMain Holdings, Inc.	12,678	614,756
Raymond James Financial, Inc.	7,563	934,862
Rocket Cos., Inc., Class A†	1,063	14,563
SEI Investments Co.	776	50,199
SLM Corp.	27,311	567,796
SoFi Technologies, Inc.†	6,664	44,049
StepStone Group, Inc., Class A	5,289	242,712
Stifel Financial Corp.	763	64,206
Synchrony Financial	3,081	145,392
T. Rowe Price Group, Inc.	1,685	194,297
TPG, Inc.	11,339	470,002
Tradeweb Markets, Inc., Class A	539	57,134
UWM Holdings Corp.	227	1,573
Virtu Financial, Inc., Class A	634	14,233
Voya Financial, Inc.	7,902	562,227
Western Union Co.	59,320	724,890
XP, Inc., Class A	2,818	49,569
		7,846,051
Electric — 6.0%
AES Corp.	28,594	502,397
Alliant Energy Corp.	12,039	612,785
Ameren Corp.	12,551	892,502
Avangrid, Inc.	545	19,364
Brookfield Renewable Corp., Class A	1,038	29,458
CenterPoint Energy, Inc.	32,267	999,632
Clearway Energy, Inc., Class A	266	6,027
Clearway Energy, Inc., Class C	630	15,555
CMS Energy Corp.	11,772	700,787
Consolidated Edison, Inc.	2,661	237,947
Constellation Energy Corp.	1,724	345,265
Dominion Energy, Inc.	12,340	604,660
DTE Energy Co.	1,588	176,284
Edison International	7,993	573,977
Entergy Corp.	1,638	175,266
Evergy, Inc.	1,711	90,632
Eversource Energy	2,698	153,004
Exelon Corp.	7,688	266,082
FirstEnergy Corp.	28,490	1,090,312
IDACORP, Inc.	388	36,142
NRG Energy, Inc.	971	75,602
OGE Energy Corp.	1,536	54,835
PG&E Corp.	104,513	1,824,797
Pinnacle West Capital Corp.	6,852	523,356
PPL Corp.	5,674	156,886
Public Service Enterprise Group, Inc.	12,749	939,601
Sempra	6,334	481,764
WEC Energy Group, Inc.	2,430	190,658
Xcel Energy, Inc.	4,273	228,221
		12,003,798
Electrical Components & Equipment — 0.2%
Acuity Brands, Inc.	237	57,221
AMETEK, Inc.	1,774	295,744
Generac Holdings, Inc.†	231	30,543
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment (continued)
Littelfuse, Inc.	187	$ 47,795
Universal Display Corp.	178	37,424
		468,727
Electronics — 2.3%
Allegion PLC	4,295	507,454
Arrow Electronics, Inc.†	414	49,995
Avnet, Inc.	690	35,528
Coherent Corp.†	1,015	73,547
Flex, Ltd.†	22,247	656,064
Fortive Corp.	2,703	200,292
Garmin, Ltd.	1,190	193,875
Hubbell, Inc.	411	150,212
Jabil, Inc.	828	90,078
Keysight Technologies, Inc.†	1,339	183,108
Mettler-Toledo International, Inc.†	162	226,410
nVent Electric PLC	1,269	97,218
Sensata Technologies Holding PLC	9,615	359,505
TD SYNNEX Corp.	579	66,817
TE Connectivity, Ltd.	10,159	1,528,218
Trimble, Inc.†	1,871	104,626
Vontier Corp.	1,186	45,305
Woodward, Inc.	457	79,692
		4,647,944
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	819	184,652
Engineering & Construction — 0.4%
AECOM	1,043	91,930
EMCOR Group, Inc.	216	78,857
Jacobs Solutions, Inc.	4,103	573,230
MasTec, Inc.†	481	51,462
TopBuild Corp.†	224	86,301
		881,780
Entertainment — 0.3%
Caesars Entertainment, Inc.†	1,652	65,650
International Game Technology PLC	16,588	339,391
Liberty Media Corp.-Liberty Live, Class A†	151	5,664
Liberty Media Corp.-Liberty Live, Class C†	357	13,662
Madison Square Garden Sports Corp.†	131	24,645
Marriott Vacations Worldwide Corp.	267	23,314
Penn Entertainment, Inc.†	1,157	22,394
TKO Group Holdings, Inc.	523	56,479
Vail Resorts, Inc.	47	8,466
		559,665
Environmental Control — 0.7%
Clean Harbors, Inc.†	396	89,555
GFL Environmental, Inc.	11,572	450,498
Pentair PLC	7,038	539,604
Stericycle, Inc.†	708	41,156
Tetra Tech, Inc.	321	65,638
Veralto Corp.	1,044	99,671
		1,286,122
Food — 2.6%
Albertsons Cos., Inc., Class A	19,449	384,118
Campbell Soup Co.	1,475	66,655
Conagra Brands, Inc.	3,661	104,046
Flowers Foods, Inc.	23,494	521,567
General Mills, Inc.	8,692	549,856
Grocery Outlet Holding Corp.†	744	16,457

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Hershey Co.	2,369	$ 435,493
Hormel Foods Corp.	2,227	67,901
Ingredion, Inc.	5,097	584,626
J.M. Smucker Co.	793	86,469
Kellanova	2,014	116,167
Kroger Co.	5,098	254,543
Lamb Weston Holdings, Inc.	751	63,144
McCormick & Co., Inc.	1,935	137,269
Performance Food Group Co.†	1,006	66,507
Pilgrim's Pride Corp.†	287	11,047
Post Holdings, Inc.†	379	39,477
Seaboard Corp.	2	6,321
Sysco Corp.	1,450	103,515
Tyson Foods, Inc., Class A	15,749	899,898
US Foods Holding Corp.†	12,512	662,886
		5,177,962
Food Service — 0.7%
Aramark	30,014	1,021,076
Compass Group PLC	16,794	458,553
		1,479,629
Forest Products & Paper — 0.4%
International Paper Co.	19,721	850,961
Gas — 0.3%
Atmos Energy Corp.	4,055	473,016
National Fuel Gas Co.	700	37,933
NiSource, Inc.	3,445	99,250
UGI Corp.	1,612	36,915
		647,114
Hand/Machine Tools — 1.2%
Lincoln Electric Holdings, Inc.	306	57,724
MSA Safety, Inc.	284	53,304
Regal Rexnord Corp.	4,001	541,015
Snap-on, Inc.	397	103,772
Stanley Black & Decker, Inc.	20,911	1,670,580
		2,426,395
Healthcare-Products — 3.2%
10X Genomics, Inc., Class A†	264	5,135
Agilent Technologies, Inc.	6,822	884,336
Align Technology, Inc.†	238	57,460
Avantor, Inc.†	5,211	110,473
Azenta, Inc.†	421	22,153
Baxter International, Inc.	25,379	848,928
Bio-Techne Corp.	1,193	85,478
Bruker Corp.	295	18,824
Cooper Cos., Inc.	1,499	130,863
Dentsply Sirona, Inc.	19,368	482,457
Enovis Corp.†	418	18,894
Envista Holdings Corp.†	1,320	21,952
Exact Sciences Corp.†	848	35,828
GE HealthCare Technologies, Inc.	2,968	231,267
Globus Medical, Inc., Class A†	860	58,901
Hologic, Inc.†	1,775	131,794
Masimo Corp.†	158	19,898
QIAGEN NV	1,697	69,730
QuidelOrtho Corp.†	414	13,753
Repligen Corp.†	367	46,264
ResMed, Inc.	812	155,433
Revvity, Inc.	3,828	401,404
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Solventum Corp.†	1,065	$ 56,317
STERIS PLC	2,740	601,540
Teleflex, Inc.	1,701	357,771
Waters Corp.†	177	51,351
West Pharmaceutical Services, Inc.	219	72,136
Zimmer Biomet Holdings, Inc.	12,347	1,340,020
		6,330,360
Healthcare-Services — 3.1%
Acadia Healthcare Co., Inc.†	699	47,210
Amedisys, Inc.†	246	22,583
Catalent, Inc.†	14,224	799,816
Centene Corp.†	4,099	271,764
Charles River Laboratories International, Inc.†	1,368	282,601
Chemed Corp.	102	55,343
Encompass Health Corp.	760	65,200
Fortrea Holdings, Inc.†	618	14,424
Humana, Inc.	1,781	665,471
ICON PLC†	1,555	487,446
IQVIA Holdings, Inc.†	1,228	259,648
Labcorp Holdings, Inc.	2,143	436,122
Molina Healthcare, Inc.†	165	49,055
Quest Diagnostics, Inc.	853	116,759
Select Medical Holdings Corp.	44,555	1,562,098
Sotera Health Co.†	965	11,455
Tenet Healthcare Corp.†	745	99,107
Universal Health Services, Inc., Class B	4,411	815,726
		6,061,828
Home Builders — 0.9%
D.R. Horton, Inc.	2,279	321,179
Lennar Corp., Class A	1,853	277,709
Lennar Corp., Class B	87	12,130
NVR, Inc.†	23	174,537
PulteGroup, Inc.	1,607	176,931
Thor Industries, Inc.	391	36,539
Toll Brothers, Inc.	6,242	718,954
		1,717,979
Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	449	35,575
Leggett & Platt, Inc.	1,022	11,712
SharkNinja, Inc.	408	30,661
Whirlpool Corp.	406	41,493
		119,441
Household Products/Wares — 0.6%
Avery Dennison Corp.	2,570	561,931
Church & Dwight Co., Inc.	1,874	194,296
Henkel AG & Co. KGaA (Preference Shares)	3,568	317,996
Reynolds Consumer Products, Inc.	418	11,696
Spectrum Brands Holdings, Inc.	225	19,334
		1,105,253
Housewares — 0.4%
Newell Brands, Inc.	30,395	194,832
Scotts Miracle-Gro Co.	7,807	507,923
		702,755
Insurance — 5.5%
Aflac, Inc.	4,395	392,517
Allstate Corp.	5,114	816,501
American Financial Group, Inc.	551	67,784
Arch Capital Group, Ltd.†	2,772	279,667

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Arthur J. Gallagher & Co.	1,544	$ 400,375
Assurant, Inc.	6,196	1,030,085
Assured Guaranty, Ltd.	407	31,400
Axis Capital Holdings, Ltd.	596	42,107
Brighthouse Financial, Inc.†	474	20,543
Brown & Brown, Inc.	1,028	91,913
Cincinnati Financial Corp.	1,176	138,886
CNA Financial Corp.	169	7,786
Corebridge Financial, Inc.	1,964	57,192
Equitable Holdings, Inc.	11,695	477,858
Everest Group, Ltd.	1,359	517,806
Fidelity National Financial, Inc.	1,994	98,543
First American Financial Corp.	768	41,434
Globe Life, Inc.	712	58,583
Hanover Insurance Group, Inc.	5,511	691,300
Hartford Financial Services Group, Inc.	17,027	1,711,895
Jackson Financial, Inc., Class A	11,541	857,035
Kemper Corp.	465	27,588
Lincoln National Corp.	12,804	398,204
Loews Corp.	1,392	104,038
Markel Group, Inc.†	75	118,175
MGIC Investment Corp.	2,049	44,156
Old Republic International Corp.	1,935	59,792
Primerica, Inc.	265	62,694
Principal Financial Group, Inc.	1,792	140,582
Prudential Financial, Inc.	2,762	323,679
Reinsurance Group of America, Inc.	505	103,661
RenaissanceRe Holdings, Ltd.	2,891	646,167
RLI Corp.	299	42,066
Unum Group	1,466	74,927
W.R. Berkley Corp.	1,591	125,021
White Mountains Insurance Group, Ltd.	19	34,532
Willis Towers Watson PLC	3,184	834,654
		10,971,146
Internet — 1.0%
CDW Corp.	513	114,830
eBay, Inc.	3,889	208,917
Etsy, Inc.†	311	18,343
F5, Inc.†	449	77,331
Gen Digital, Inc.	4,324	108,014
GoDaddy, Inc., Class A†	4,192	585,664
IAC, Inc.†	571	26,751
Lyft, Inc., Class A†	862	12,154
Maplebear, Inc.†	1,322	42,489
Match Group, Inc.†	2,034	61,793
Okta, Inc.†	657	61,502
Open Lending Corp.†	29,307	163,533
Robinhood Markets, Inc., Class A†	5,102	115,866
Roku, Inc.†	825	49,442
TripAdvisor, Inc.†	785	13,981
Trump Media & Technology Group Corp.†	166	5,437
VeriSign, Inc.†	623	110,769
Wayfair, Inc., Class A†	709	37,386
Zillow Group, Inc., Class A†	361	16,260
Zillow Group, Inc., Class C†	1,218	56,503
		1,886,965
Investment Companies — 0.2%
Main Street Capital Corp.	9,540	481,675
Iron/Steel — 0.5%
ATI, Inc.†	948	52,567
Security Description	Shares or Principal Amount	Value

Iron/Steel (continued)
Cleveland-Cliffs, Inc.†	2,420	$ 37,244
Nucor Corp.	1,842	291,183
Reliance, Inc.	439	125,378
Steel Dynamics, Inc.	1,142	147,889
United States Steel Corp.	11,277	426,271
		1,080,532
Leisure Time — 0.9%
Amer Sports, Inc.†	930	11,690
Brunswick Corp.	6,123	445,571
Carnival Corp.†	7,667	143,526
Harley-Davidson, Inc.	930	31,192
Norwegian Cruise Line Holdings, Ltd.†	36,500	685,835
Planet Fitness, Inc., Class A†	306	22,519
Polaris, Inc.	401	31,402
Royal Caribbean Cruises, Ltd.†	1,189	189,562
Viking Holdings, Ltd.†	6,472	219,660
YETI Holdings, Inc.†	459	17,511
		1,798,468
Lodging — 0.5%
Boyd Gaming Corp.	527	29,038
Choice Hotels International, Inc.	33	3,927
Hilton Worldwide Holdings, Inc.	919	200,526
Hyatt Hotels Corp., Class A	3,300	501,336
MGM Resorts International†	1,873	83,236
Travel & Leisure Co.	526	23,659
Wyndham Hotels & Resorts, Inc.	550	40,700
Wynn Resorts, Ltd.	726	64,977
		947,399
Machinery-Construction & Mining — 0.5%
BWX Technologies, Inc.	557	52,915
GE Vernova, Inc.†	5,316	911,747
Oshkosh Corp.	501	54,208
		1,018,870
Machinery-Diversified — 2.7%
AGCO Corp.	4,691	459,155
CNH Industrial NV	6,706	67,932
Cognex Corp.	1,249	58,403
Crane Co.	376	54,513
Dover Corp.	1,054	190,194
Esab Corp.	6,864	648,168
Flowserve Corp.	1,009	48,533
Gates Industrial Corp. PLC†	1,574	24,885
Graco, Inc.	1,285	101,875
IDEX Corp.	582	117,098
Ingersoll Rand, Inc.	3,101	281,695
Middleby Corp.†	4,262	522,564
Nordson Corp.	436	101,126
Otis Worldwide Corp.	6,682	643,209
Rockwell Automation, Inc.	800	220,224
Toro Co.	7,602	710,863
Westinghouse Air Brake Technologies Corp.	5,469	864,375
Xylem, Inc.	1,857	251,865
		5,366,677
Media — 1.2%
Charter Communications, Inc., Class A†	721	215,550
FactSet Research Systems, Inc.	189	77,163
Fox Corp., Class A	1,826	62,760
Fox Corp., Class B	1,016	32,532
Liberty Broadband Corp., Class A†	96	5,242

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Broadband Corp., Class C†	640	$ 35,085
Liberty Global, Ltd., Class A†	1,274	22,206
Liberty Global, Ltd., Class C†	1,322	23,598
Liberty Media Corp.-Liberty Formula One, Class A†	115	7,386
Liberty Media Corp.-Liberty Formula One, Class C†	969	69,613
Liberty Media Corp.-Liberty SiriusXM†	1,132	25,085
Liberty Media Corp.-Liberty SiriusXM, Class A†	545	12,072
New York Times Co., Class A	1,235	63,244
News Corp., Class A	43,913	1,210,681
News Corp., Class B	7,216	204,862
Nexstar Media Group, Inc.	146	24,237
Paramount Global, Class A	71	1,305
Paramount Global, Class B	4,546	47,233
Sirius XM Holdings, Inc.	4,695	13,287
Warner Bros. Discovery, Inc.†	18,649	138,749
		2,291,890
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.	317	50,844
RBC Bearings, Inc.†	808	217,982
Timken Co.	496	39,744
Valmont Industries, Inc.	153	41,991
		350,561
Mining — 0.6%
Alcoa Corp.	1,371	54,538
Cameco Corp.	4,465	219,678
Franco-Nevada Corp.	4,796	568,628
Freeport-McMoRan, Inc.	6,678	324,551
MP Materials Corp.†	1,006	12,806
Royal Gold, Inc.	504	63,081
		1,243,282
Miscellaneous Manufacturing — 0.9%
A.O. Smith Corp.	923	75,483
Carlisle Cos., Inc.	316	128,046
Donaldson Co., Inc.	922	65,978
ITT, Inc.	3,977	513,749
Teledyne Technologies, Inc.†	361	140,061
Textron, Inc.	9,481	814,039
		1,737,356
Office/Business Equipment — 0.7%
Zebra Technologies Corp., Class A†	4,628	1,429,728
Oil & Gas — 2.8%
Antero Resources Corp.†	2,228	72,700
APA Corp.	2,780	81,843
Chesapeake Energy Corp.	16,926	1,391,148
Chord Energy Corp.	475	79,648
Civitas Resources, Inc.	557	38,433
Coterra Energy, Inc.	5,700	152,019
Devon Energy Corp.	4,835	229,179
Diamondback Energy, Inc.	5,794	1,159,901
EQT Corp.	3,367	124,512
Hess Corp.	758	111,820
HF Sinclair Corp.	1,244	66,355
Marathon Oil Corp.	4,388	125,804
Matador Resources Co.	834	49,706
Ovintiv, Inc.	2,060	96,552
Permian Resources Corp.	34,694	560,308
Range Resources Corp.	1,821	61,058
Southwestern Energy Co.†	8,425	56,700
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Suncor Energy, Inc.	15,953	$ 607,809
Valero Energy Corp.	3,494	547,720
Viper Energy, Inc.	497	18,653
		5,631,868
Oil & Gas Services — 1.9%
Baker Hughes Co.	24,544	863,213
Expro Group Holdings NV†	15,475	354,687
Halliburton Co.	16,444	555,478
NOV, Inc.	3,025	57,505
TechnipFMC PLC	47,800	1,249,970
Tidewater, Inc.†	7,008	667,232
		3,748,085
Packaging & Containers — 1.8%
Amcor PLC	11,049	108,059
AptarGroup, Inc.	507	71,391
Ardagh Group SA†	205	1,743
Ball Corp.	7,713	462,934
Berry Global Group, Inc.	9,362	550,954
Crown Holdings, Inc.	5,628	418,667
D.S. Smith PLC	83,192	442,736
Graphic Packaging Holding Co.	28,446	745,570
Packaging Corp. of America	681	124,323
Sealed Air Corp.	1,057	36,773
Silgan Holdings, Inc.	637	26,964
Sonoco Products Co.	752	38,141
Westrock Co.	10,139	509,586
		3,537,841
Pharmaceuticals — 1.5%
Alkermes PLC†	21,746	524,079
BellRing Brands, Inc.†	1,001	57,197
Cardinal Health, Inc.	760	74,723
Cencora, Inc.	3,688	830,907
Elanco Animal Health, Inc.†	36,026	519,855
Henry Schein, Inc.†	981	62,882
Jazz Pharmaceuticals PLC†	467	49,843
Organon & Co.	13,917	288,082
Perrigo Co. PLC	1,041	26,733
Premier, Inc., Class A	914	17,064
Viatris, Inc.	51,183	544,075
		2,995,440
Pipelines — 1.4%
Antero Midstream Corp.	1,609	23,717
Cheniere Energy, Inc.	863	150,878
DT Midstream, Inc.	746	52,988
Kinder Morgan, Inc.	27,396	544,359
New Fortress Energy, Inc.	236	5,187
ONEOK, Inc.	4,484	365,670
Plains GP Holdings LP, Class A	23,147	435,627
Targa Resources Corp.	6,128	789,164
Williams Cos., Inc.	9,351	397,417
		2,765,007
Private Equity — 0.0%
Carlyle Group, Inc.	1,682	67,532
Real Estate — 0.3%
CBRE Group, Inc., Class A†	2,350	209,408
Howard Hughes Holdings, Inc.†	238	15,427
Jones Lang LaSalle, Inc.†	2,106	432,320
		657,155

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS — 7.1%
AGNC Investment Corp.	5,332	$ 50,867
Agree Realty Corp.	761	47,136
Alexandria Real Estate Equities, Inc.	1,331	155,687
American Homes 4 Rent, Class A	2,594	96,393
Americold Realty Trust, Inc.	2,183	55,754
Annaly Capital Management, Inc.	3,844	73,267
Apartment Investment & Management Co., Class A†	47,480	393,609
AvalonBay Communities, Inc.	1,090	225,510
Brixmor Property Group, Inc.	23,374	539,706
BXP, Inc.	1,206	74,241
Camden Property Trust	795	86,742
Cousins Properties, Inc.	1,164	26,947
Crown Castle, Inc.	3,340	326,318
CubeSmart	1,719	77,647
Digital Realty Trust, Inc.	2,481	377,236
Douglas Emmett, Inc.	8,640	114,998
EastGroup Properties, Inc.	367	62,427
EPR Properties	574	24,097
Equity LifeStyle Properties, Inc.	1,416	92,224
Equity Residential	11,936	827,642
Essex Property Trust, Inc.	2,295	624,699
Extra Space Storage, Inc.	5,999	932,305
Federal Realty Investment Trust	633	63,914
First Industrial Realty Trust, Inc.	1,014	48,175
Gaming & Leisure Properties, Inc.	2,001	90,465
Healthcare Realty Trust, Inc.	2,920	48,122
Healthpeak Properties, Inc.	5,446	106,742
Highwoods Properties, Inc.	801	21,042
Host Hotels & Resorts, Inc.	26,019	467,822
Invitation Homes, Inc.	4,701	168,719
Iron Mountain, Inc.	960	86,035
Kilroy Realty Corp.	898	27,991
Kimco Realty Corp.	5,061	98,487
Lamar Advertising Co., Class A	500	59,765
Medical Properties Trust, Inc.	4,560	19,654
Mid-America Apartment Communities, Inc.	4,293	612,225
National Storage Affiliates Trust	550	22,671
NNN REIT, Inc.	1,392	59,299
Omega Healthcare Investors, Inc.	1,895	64,904
Park Hotels & Resorts, Inc.	1,595	23,893
Rayonier, Inc.	16,577	482,225
Realty Income Corp.	6,622	349,774
Regency Centers Corp.	10,493	652,665
Rexford Industrial Realty, Inc.	16,236	723,963
Rithm Capital Corp.	3,708	40,454
SBA Communications Corp.	824	161,751
Simon Property Group, Inc.	1,849	280,678
STAG Industrial, Inc.	10,421	375,781
Starwood Property Trust, Inc.	2,277	43,126
Sun Communities, Inc.	9,294	1,118,440
UDR, Inc.	2,522	103,780
Ventas, Inc.	3,098	158,804
VICI Properties, Inc.	27,297	781,786
Vornado Realty Trust	14,813	389,434
Weyerhaeuser Co.	18,169	515,818
WP Carey, Inc.	10,205	561,785
		14,115,641
Retail — 3.6%
Advance Auto Parts, Inc.	12,069	764,330
AutoNation, Inc.†	198	31,557
Bath & Body Works, Inc.	18,378	717,661
Security Description	Shares or Principal Amount	Value

Retail (continued)
Best Buy Co., Inc.	1,656	$ 139,584
BJ's Wholesale Club Holdings, Inc.†	5,665	497,614
Burlington Stores, Inc.†	2,697	647,280
CarMax, Inc.†	1,123	82,361
Carvana Co.†	527	67,835
Casey's General Stores, Inc.	235	89,667
Darden Restaurants, Inc.	2,601	393,583
Dick's Sporting Goods, Inc.	397	85,295
Dillard's, Inc., Class A	24	10,569
Dollar General Corp.	8,071	1,067,228
Dollar Tree, Inc.†	1,576	168,270
Domino's Pizza, Inc.	174	89,841
Dutch Bros, Inc., Class A†	425	17,595
Five Below, Inc.†	85	9,262
Floor & Decor Holdings, Inc., Class A†	512	50,898
Freshpet, Inc.†	243	31,442
GameStop Corp., Class A†	2,067	51,034
Gap, Inc.	1,542	36,838
Genuine Parts Co.	1,068	147,726
Kohl's Corp.	848	19,496
Lithia Motors, Inc.	208	52,510
Macy's, Inc.	2,104	40,397
MSC Industrial Direct Co., Inc., Class A	352	27,917
Nordstrom, Inc.	768	16,297
Ollie's Bargain Outlet Holdings, Inc.†	468	45,944
Penske Automotive Group, Inc.	142	21,161
RH†	92	22,488
Ross Stores, Inc.	5,264	764,964
Ulta Beauty, Inc.†	1,409	543,691
Walgreens Boots Alliance, Inc.	5,500	66,522
Wendy's Co.	673	11,414
Williams-Sonoma, Inc.	199	56,192
Yum! Brands, Inc.	1,334	176,702
		7,063,165
Savings & Loans — 0.0%
TFS Financial Corp.	388	4,896
Semiconductors — 2.3%
Allegro MicroSystems, Inc.†	578	16,323
Amkor Technology, Inc.	866	34,657
Astera Labs, Inc.†	161	9,742
Cirrus Logic, Inc.†	413	52,723
GlobalFoundries, Inc.†	755	38,173
IPG Photonics Corp.†	218	18,397
Lattice Semiconductor Corp.†	140	8,119
MACOM Technology Solutions Holdings, Inc.†	429	47,821
Marvell Technology, Inc.	5,322	372,008
Microchip Technology, Inc.	4,074	372,771
MKS Instruments, Inc.	12,785	1,669,465
NXP Semiconductors NV	2,419	650,929
ON Semiconductor Corp.†	8,667	594,123
Onto Innovation, Inc.†	280	61,477
Qorvo, Inc.†	740	85,870
Skyworks Solutions, Inc.	4,475	476,945
Teradyne, Inc.	105	15,570
Wolfspeed, Inc.†	956	21,758
		4,546,871
Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	2,427	597,843
Software — 2.6%
Akamai Technologies, Inc.†	1,157	104,223
ANSYS, Inc.†	670	215,405

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Aspen Technology, Inc.†	207	$ 41,116
BILL Holdings, Inc.†	591	31,098
Broadridge Financial Solutions, Inc.	78	15,366
CCC Intelligent Solutions Holdings, Inc.†	3,232	35,908
Concentrix Corp.	365	23,097
Dayforce, Inc.†	1,018	50,493
DocuSign, Inc.†	11,299	604,497
DoubleVerify Holdings, Inc.†	485	9,443
Doximity, Inc., Class A†	851	23,802
Dropbox, Inc., Class A†	1,327	29,818
Electronic Arts, Inc.	5,618	782,756
Fair Isaac Corp.†	28	41,682
Fidelity National Information Services, Inc.	11,042	832,125
Guidewire Software, Inc.†	343	47,296
HashiCorp, Inc., Class A†	161	5,424
Informatica, Inc., Class A†	491	15,162
Jack Henry & Associates, Inc.	557	92,473
MicroStrategy, Inc., Class A†	113	155,655
MSCI, Inc.	249	119,956
nCino, Inc.†	242	7,611
Nutanix, Inc., Class A†	1,336	75,952
Paychex, Inc.	1,584	187,799
Paycom Software, Inc.	145	20,741
Paycor HCM, Inc.†	503	6,388
Playtika Holding Corp.	540	4,250
PTC, Inc.†	357	64,856
SentinelOne, Inc., Class A†	1,477	31,091
SS&C Technologies Holdings, Inc.	10,868	681,098
Take-Two Interactive Software, Inc.†	1,289	200,427
Twilio, Inc., Class A†	1,073	60,957
Tyler Technologies, Inc.†	49	24,636
UiPath, Inc., Class A†	421	5,338
Unity Software, Inc.†	1,270	20,650
Verra Mobility Corp.†	15,602	424,374
Zoom Video Communications, Inc., Class A†	1,915	113,349
ZoomInfo Technologies, Inc.†	2,397	30,610
		5,236,922
Telecommunications — 1.8%
Ciena Corp.†	1,106	53,287
Corning, Inc.	67,351	2,616,586
Frontier Communications Parent, Inc.†	1,886	49,375
Iridium Communications, Inc.	837	22,281
Juniper Networks, Inc.	2,469	90,020
Motorola Solutions, Inc.	1,651	637,369
Ubiquiti, Inc.	18	2,622
		3,471,540
Toys/Games/Hobbies — 0.2%
Hasbro, Inc.	135	7,898
Mattel, Inc.†	22,570	366,988
		374,886
Transportation — 2.0%
C.H. Robinson Worldwide, Inc.	881	77,634
Expeditors International of Washington, Inc.	908	113,309
JB Hunt Transport Services, Inc.	5,985	957,600
Kirby Corp.†	446	53,400
Knight-Swift Transportation Holdings, Inc.	6,860	342,451
Landstar System, Inc.	273	50,363
Norfolk Southern Corp.	5,215	1,119,608
Ryder System, Inc.	331	41,004
Saia, Inc.†	1,965	931,980
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Schneider National, Inc., Class B	361	$ 8,722
XPO, Inc.†	3,290	349,234
		4,045,305
Water — 0.1%
American Water Works Co., Inc.	1,499	193,611
Essential Utilities, Inc.	1,934	72,196
		265,807
Total Common Stocks (cost $160,820,276)		194,091,222
CONVERTIBLE BONDS & NOTES — 0.1%
Semiconductors — 0.1%
Wolfspeed, Inc.
0.25%, 02/15/2028	$ 109,000	64,255
1.88%, 12/01/2029	384,000	211,584
Total Convertible Bonds & Notes (cost $278,841)		275,839
UNAFFILIATED INVESTMENT COMPANIES — 0.5%
iShares Russell Mid-Cap Value ETF (cost $1,045,528)	8,800	1,062,512
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc.†(1) (cost $0)	1,285	0
Total Long-Term Investment Securities (cost $162,144,645)		195,429,573
SHORT-TERM INVESTMENTS — 1.6%
U.S. Government Agency — 0.4%
Federal Home Loan Bank
5.20%, 07/01/2024	749,000	748,673
Unaffiliated Investment Companies — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%(2)	1,759,880	1,759,880
T. Rowe Price Government Reserve Fund 5.38%(2)	574,188	574,188
		2,334,068
U.S. Government — 0.0%
United States Treasury Bills
5.20%, 07/16/2024(3)	50,000	49,890
Total Short-Term Investments (cost $3,132,960)		3,132,631
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 06/28/2024, to be repurchased 07/01/2024 in the amount of $140,882 and collateralized by $142,500 of United States Treasury Floating Rate Notes, bearing interest at 5.41% due 04/30/2026 and having an approximate value of $143,846 (cost $140,863)	140,863	140,863
TOTAL INVESTMENTS (cost $165,418,468)	100.0%	198,703,067
Other assets less liabilities	(0.0)	(3,331)
NET ASSETS	100.0%	$198,699,736
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

(2)	The rate shown is the 7-day yield as of June 30, 2024.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ETF—Exchange Traded Fund
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1	Long	S&P Mid Cap 400 E-Mini Index	September 2024	$295,835	$295,810	$(25)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Packaging & Containers	$3,536,098	$1,743	$—	$3,537,841
Other Industries	190,553,381	—	—	190,553,381
Convertible Bonds & Notes	—	275,839	—	275,839
Unaffiliated Investment Companies	1,062,512	—	—	1,062,512
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments:
Unaffiliated Investment Companies	2,334,068	—	—	2,334,068
Other Short-Term Investments	—	798,563	—	798,563
Repurchase Agreements	—	140,863	—	140,863
Total Investments at Value	$197,486,059	$1,217,008	$0	$198,703,067
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$25	$—	$—	$25
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 57.0%
Advertising — 2.7%
Trade Desk, Inc., Class A†	15,939	$ 1,556,762
Aerospace/Defense — 0.0%
Joby Aviation, Inc.†	666	3,396
Moog, Inc., Class A	119	19,909
		23,305
Agriculture — 0.1%
Andersons, Inc.	336	16,665
Dole PLC	1,471	18,005
Fresh Del Monte Produce, Inc.	161	3,518
Vital Farms, Inc.†	413	19,316
		57,504
Airlines — 0.1%
SkyWest, Inc.†	598	49,078
Apparel — 0.1%
Crocs, Inc.†	235	34,296
Steven Madden, Ltd.	546	23,096
		57,392
Auto Manufacturers — 2.3%
Blue Bird Corp.†	391	21,055
Tesla, Inc.†	6,683	1,322,432
		1,343,487
Auto Parts & Equipment — 0.1%
Goodyear Tire & Rubber Co.†	2,460	27,921
Phinia, Inc.	917	36,093
Titan International, Inc.†	1,446	10,715
		74,729
Banks — 1.5%
Amalgamated Financial Corp.	730	20,002
Ameris Bancorp	774	38,971
Associated Banc-Corp	304	6,430
Bancorp, Inc.†	336	12,687
Bank of N.T. Butterfield & Son, Ltd.	1,737	61,003
BankUnited, Inc.	267	7,815
Banner Corp.	364	18,069
Business First Bancshares, Inc.	579	12,599
Byline Bancorp, Inc.	131	3,110
Central Pacific Financial Corp.	185	3,922
CNB Financial Corp.	228	4,653
Coastal Financial Corp.†	318	14,673
ConnectOne Bancorp, Inc.	1,477	27,901
Customers Bancorp, Inc.†	440	21,111
Eastern Bankshares, Inc.	2,144	29,973
Enterprise Financial Services Corp.	685	28,023
Equity Bancshares, Inc., Class A	475	16,720
First BanCorp/Puerto Rico	2,080	38,043
First Bancshares, Inc.	518	13,458
First Financial Corp.	229	8,446
First Interstate BancSystem, Inc., Class A	114	3,166
First Merchants Corp.	631	21,006
First Mid Bancshares, Inc.	209	6,872
Glacier Bancorp, Inc.	295	11,009
Hancock Whitney Corp.	118	5,644
Hanmi Financial Corp.	296	4,949
Heartland Financial USA, Inc.	147	6,534
Heritage Commerce Corp.	2,029	17,652
Hilltop Holdings, Inc.	524	16,391
Home BancShares, Inc.	513	12,292
Security Description	Shares or Principal Amount	Value

Banks (continued)
Hope Bancorp, Inc.	786	$ 8,442
Mercantile Bank Corp.	46	1,866
Merchants Bancorp	553	22,419
Mid Penn Bancorp, Inc.	46	1,010
MidWestOne Financial Group, Inc.	73	1,642
MVB Financial Corp.	21	391
National Bank Holdings Corp., Class A	117	4,569
OFG Bancorp	861	32,244
Old National Bancorp	2,044	35,136
Old Second Bancorp, Inc.	1,273	18,853
Pathward Financial, Inc.	380	21,497
Peapack-Gladstone Financial Corp.	86	1,948
Pinnacle Financial Partners, Inc.	160	12,806
Popular, Inc.	540	47,752
Preferred Bank	114	8,606
Premier Financial Corp.	155	3,171
QCR Holdings, Inc.	383	22,980
Seacoast Banking Corp. of Florida	116	2,742
South Plains Financial, Inc.	26	702
Southside Bancshares, Inc.	111	3,065
SouthState Corp.	115	8,788
Texas Capital Bancshares, Inc.†	95	5,808
Towne Bank	248	6,763
TriCo Bancshares	335	13,256
UMB Financial Corp.	107	8,926
United Bankshares, Inc.	205	6,650
Unity Bancorp, Inc.	30	887
Veritex Holdings, Inc.	450	9,491
WesBanco, Inc.	203	5,666
Wintrust Financial Corp.	344	33,905
		845,105
Beverages — 0.1%
Vita Coco Co., Inc.†	1,319	36,734
Biotechnology — 3.8%
ACADIA Pharmaceuticals, Inc.†	1,075	17,469
Akero Therapeutics, Inc.†	1,041	24,422
Allogene Therapeutics, Inc.†	1,815	4,229
Amicus Therapeutics, Inc.†	3,295	32,686
ANI Pharmaceuticals, Inc.†	117	7,451
Annexon, Inc.†	6,875	33,687
Arcutis Biotherapeutics, Inc.†	5,110	47,523
Arrowhead Pharmaceuticals, Inc.†	347	9,019
Axsome Therapeutics, Inc.†	593	47,736
Biohaven, Ltd.†	49	1,701
Blueprint Medicines Corp.†	184	19,832
Bridgebio Pharma, Inc.†	194	4,914
Cartesian Therapeutics, Inc.	1,264	34,141
Crinetics Pharmaceuticals, Inc.†	897	40,177
Esperion Therapeutics, Inc.†	6,133	13,615
Immunovant, Inc.†	631	16,658
Insmed, Inc.†	599	40,133
Intellia Therapeutics, Inc.†	351	7,855
iTeos Therapeutics, Inc.†	1,823	27,053
Kyverna Therapeutics, Inc.†	885	6,638
MeiraGTx Holdings PLC†	1,308	5,507
Mersana Therapeutics, Inc.†	4,835	9,718
NeoGenomics, Inc.†	2,463	34,162
OmniAb, Inc. (Earnout Shares 12.50)†(1)	85	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	85	0
Ovid therapeutics, Inc.†	5,970	4,592
PTC Therapeutics, Inc.†	337	10,305
Recursion Pharmaceuticals, Inc., Class A†	3,233	24,247

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Replimune Group, Inc.†	886	$ 7,974
REVOLUTION Medicines, Inc.†	1,207	46,844
Roivant Sciences, Ltd.†	28,391	300,093
Royalty Pharma PLC, Class A	41,392	1,091,507
Sage Therapeutics, Inc.†	428	4,648
Sana Biotechnology, Inc.†	10	55
SpringWorks Therapeutics, Inc.†	805	30,324
Sutro Biopharma, Inc.†	96	281
Syndax Pharmaceuticals, Inc.†	1,038	21,310
Taysha Gene Therapies, Inc.	12,287	27,523
Travere Therapeutics, Inc.†	1,254	10,308
Tyra Biosciences, Inc.†	1,481	23,681
Ventyx Biosciences, Inc.†	3,450	7,970
Viking Therapeutics, Inc.†	1,601	84,869
Xencor, Inc.†	284	5,376
		2,188,233
Building Materials — 0.5%
Apogee Enterprises, Inc.	164	10,305
Boise Cascade Co.	190	22,652
Gibraltar Industries, Inc.†	138	9,460
Griffon Corp.	1,038	66,287
Knife River Corp.†	212	14,870
Modine Manufacturing Co.†	652	65,324
Simpson Manufacturing Co., Inc.	46	7,752
Summit Materials, Inc., Class A†	560	20,501
UFP Industries, Inc.	537	60,144
		277,295
Chemicals — 0.3%
Arcadium Lithium PLC†	605	2,033
Avient Corp.	398	17,373
Cabot Corp.	379	34,826
Ecovyst, Inc.†	229	2,054
H.B. Fuller Co.	263	20,241
Ingevity Corp.†	137	5,988
Innospec, Inc.	102	12,606
Orion SA	1,565	34,336
Tronox Holdings PLC	823	12,913
		142,370
Coal — 0.1%
Alpha Metallurgical Resources, Inc.	110	30,858
Arch Resources, Inc.	119	18,115
CONSOL Energy, Inc.†	48	4,897
Peabody Energy Corp.	138	3,053
SunCoke Energy, Inc.	317	3,107
Warrior Met Coal, Inc.	276	17,325
		77,355
Commercial Services — 2.8%
ABM Industries, Inc.	1,458	73,731
Adtalem Global Education, Inc.†	414	28,239
Adyen NV*†	775	923,941
AMN Healthcare Services, Inc.†	134	6,865
API Group Corp.†	1,669	62,804
Barrett Business Services, Inc.	584	19,138
Block, Inc.†	1,898	122,402
Brink's Co.	263	26,931
CBIZ, Inc.†	440	32,604
Cleanspark, Inc.	122	1,946
EVERTEC, Inc.	716	23,807
Flywire Corp.†	1,263	20,701
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Herc Holdings, Inc.	171	$ 22,793
Huron Consulting Group, Inc.†	305	30,043
Information Services Group, Inc.	1,517	4,460
John Wiley & Sons, Inc., Class A	293	11,925
Laureate Education, Inc.	1,044	15,597
LiveRamp Holdings, Inc.†	1,026	31,744
Perdoceo Education Corp.	729	15,615
Remitly Global, Inc.†	686	8,314
Repay Holdings Corp.†	351	3,707
Stride, Inc.†	338	23,829
TriNet Group, Inc.	490	49,000
TrueBlue, Inc.†	244	2,513
V2X, Inc.†	826	39,615
Valvoline, Inc.†	488	21,082
Viad Corp.†	134	4,556
		1,627,902
Computers — 1.3%
ASGN, Inc.†	271	23,894
CACI International, Inc., Class A†	109	46,884
Crowdstrike Holdings, Inc., Class A†	1,081	414,228
Insight Enterprises, Inc.†	284	56,334
Integral Ad Science Holding Corp.†	246	2,391
KBR, Inc.	449	28,799
Qualys, Inc.†	229	32,656
Rapid7, Inc.†	580	25,073
Super Micro Computer, Inc.†	103	84,393
Unisys Corp.†	4,528	18,701
		733,353
Cosmetics/Personal Care — 0.1%
e.l.f. Beauty, Inc.†	228	48,044
Edgewell Personal Care Co.	223	8,963
		57,007
Distribution/Wholesale — 0.2%
Hudson Technologies, Inc.†	127	1,116
Resideo Technologies, Inc.†	619	12,108
Rush Enterprises, Inc., Class A	910	38,102
ScanSource, Inc.†	269	11,919
WESCO International, Inc.	160	25,363
		88,608
Diversified Financial Services — 2.6%
AssetMark Financial Holdings, Inc.†	91	3,144
BrightSphere Investment Group, Inc.	361	8,003
Enact Holdings, Inc.	1,120	34,339
Enova International, Inc.†	527	32,806
Federal Agricultural Mtg. Corp., Class C	33	5,967
Intercontinental Exchange, Inc.	8,397	1,149,465
International Money Express, Inc.†	589	12,275
LendingClub Corp.†	1,021	8,638
Mr. Cooper Group, Inc.†	543	44,108
PennyMac Financial Services, Inc.	347	32,826
Perella Weinberg Partners	852	13,845
Piper Sandler Cos.	116	26,700
Radian Group, Inc.	1,039	32,313
StoneX Group, Inc.†	161	12,125
Victory Capital Holdings, Inc., Class A	846	40,379
Virtus Investment Partners, Inc.	187	42,234
		1,499,167
Electric — 0.2%
Clearway Energy, Inc., Class A	211	4,781

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Clearway Energy, Inc., Class C	792	$ 19,555
IDACORP, Inc.	267	24,871
Northwestern Energy Group, Inc.	188	9,415
Portland General Electric Co.	1,018	44,018
Unitil Corp.	744	38,532
		141,172
Electronics — 0.2%
Atkore, Inc.	440	59,369
Benchmark Electronics, Inc.	912	35,988
Enovix Corp.	1,756	27,148
OSI Systems, Inc.†	96	13,202
Turtle Beach Corp.†	121	1,735
		137,442
Energy-Alternate Sources — 0.0%
Green Plains, Inc.†	218	3,457
REX American Resources Corp.†	67	3,055
Sunnova Energy International, Inc.†	381	2,126
		8,638
Engineering & Construction — 0.5%
Arcosa, Inc.	505	42,122
Comfort Systems USA, Inc.	241	73,293
Construction Partners, Inc., Class A†	329	18,164
IES Holdings, Inc.†	139	19,367
MYR Group, Inc.†	442	59,984
Primoris Services Corp.	576	28,736
Sterling Infrastructure, Inc.†	308	36,449
		278,115
Entertainment — 0.1%
Accel Entertainment, Inc.†	1,078	11,060
Everi Holdings, Inc.†	1,283	10,777
Light & Wonder, Inc.†	152	15,942
Lions Gate Entertainment Corp., Class A†	1,131	10,654
United Parks & Resorts, Inc.†	178	9,667
		58,100
Environmental Control — 0.1%
Tetra Tech, Inc.	263	53,778
Food — 0.2%
Cal-Maine Foods, Inc.	245	14,972
Chefs' Warehouse, Inc.†	782	30,584
John B. Sanfilippo & Son, Inc.	138	13,410
Simply Good Foods Co.†	526	19,004
Sprouts Farmers Market, Inc.†	511	42,750
SunOpta, Inc.†	1,701	9,185
		129,905
Gas — 0.2%
Chesapeake Utilities Corp.	236	25,063
New Jersey Resources Corp.	333	14,233
Northwest Natural Holding Co.	254	9,172
ONE Gas, Inc.	659	42,077
		90,545
Healthcare-Products — 2.0%
Adaptive Biotechnologies Corp.†	133	481
Alphatec Holdings, Inc.†	902	9,426
AngioDynamics, Inc.†	1,349	8,161
AtriCure, Inc.†	884	20,129
Atrion Corp.	78	35,290
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Danaher Corp.	3,097	$ 773,785
Inmode, Ltd.†	467	8,518
Inogen, Inc.†	3,431	27,894
Lantheus Holdings, Inc.†	676	54,276
OmniAb, Inc.†	725	2,719
Omnicell, Inc.†	212	5,739
PROCEPT BioRobotics Corp.	702	42,885
Pulmonx Corp.	3,837	24,327
Quanterix Corp.†	251	3,316
RxSight, Inc.†	660	39,712
SI-BONE, Inc.†	572	7,396
TransMedics Group, Inc.	367	55,278
Treace Medical Concepts, Inc.†	457	3,039
Twist Bioscience Corp.†	1,091	53,764
		1,176,135
Healthcare-Services — 0.4%
Fulgent Genetics, Inc.†	285	5,592
HealthEquity, Inc.†	624	53,789
Medpace Holdings, Inc.†	177	72,897
National HealthCare Corp.	101	10,948
OPKO Health, Inc.†	4,344	5,430
Oscar Health, Inc., Class A†	2,816	44,549
Surgery Partners, Inc.†	215	5,115
Tenet Healthcare Corp.†	195	25,941
		224,261
Home Builders — 0.4%
Cavco Industries, Inc.†	39	13,501
Century Communities, Inc.	167	13,637
Forestar Group, Inc.†	406	12,988
Green Brick Partners, Inc.†	262	14,997
Installed Building Products, Inc.	127	26,121
KB Home	331	23,230
Landsea Homes Corp.†	801	7,361
M/I Homes, Inc.†	125	15,268
Meritage Homes Corp.	187	30,266
Taylor Morrison Home Corp.†	641	35,537
Tri Pointe Homes, Inc.†	654	24,361
		217,267
Home Furnishings — 0.1%
MillerKnoll, Inc.	1,476	39,099
Sonos, Inc.†	2,098	30,966
Xperi, Inc.†	1,394	11,445
		81,510
Household Products/Wares — 0.0%
Quanex Building Products Corp.	406	11,226
Insurance — 0.3%
CNO Financial Group, Inc.	461	12,779
Essent Group, Ltd.	617	34,669
Genworth Financial, Inc., Class A†	981	5,925
Jackson Financial, Inc., Class A	450	33,417
NMI Holdings, Inc., Class A†	926	31,521
Palomar Holdings, Inc.†	151	12,254
RLI Corp.	134	18,852
Selective Insurance Group, Inc.	141	13,230
Skyward Specialty Insurance Group, Inc.†	93	3,365
		166,012
Internet — 13.1%
Beyond, Inc.†	428	5,598

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Airbnb, Inc., Class A†	7,383	$ 1,119,484
Amazon.com, Inc.†	6,208	1,199,696
Blade Air Mobility, Inc.†	2,165	7,534
Cargurus, Inc.†	995	26,069
DoorDash, Inc., Class A†	14,672	1,596,020
Hims & Hers Health, Inc.	2,326	46,962
Lands' End, Inc.	166	2,256
Magnite, Inc.†	1,628	21,636
MercadoLibre, Inc.†	501	823,344
Meta Platforms, Inc., Class A	312	157,317
Open Lending Corp.†	2,871	16,020
Opendoor Technologies, Inc.†	3,388	6,234
OptimizeRx Corp.†	435	4,350
Q2 Holdings, Inc.†	278	16,772
QuinStreet, Inc.†	671	11,132
Shopify, Inc., Class A†	20,985	1,386,059
Shutterstock, Inc.	328	12,694
Solo Brands, Inc., Class A	1,480	3,374
Uber Technologies, Inc.†	14,031	1,019,773
Upwork, Inc.†	486	5,225
Vivid Seats, Inc., Class A	1,285	7,389
Yelp, Inc.†	772	28,525
		7,523,463
Investment Companies — 0.3%
Cannae Holdings, Inc.	494	8,961
Hut 8 Corp.	2,806	42,062
Marathon Digital Holdings, Inc.	2,756	54,707
Riot Platforms, Inc.†	4,387	40,097
		145,827
Iron/Steel — 0.1%
ATI, Inc.†	126	6,987
Commercial Metals Co.	1,097	60,324
		67,311
Leisure Time — 0.1%
Acushnet Holdings Corp.	299	18,980
OneSpaWorld Holdings, Ltd.	1,632	25,084
		44,064
Lodging — 0.1%
Boyd Gaming Corp.	275	15,152
Hilton Grand Vacations, Inc.†	1,165	47,101
		62,253
Machinery-Construction & Mining — 0.1%
Bloom Energy Corp., Class A†	366	4,480
Terex Corp.	712	39,046
		43,526
Machinery-Diversified — 0.3%
Applied Industrial Technologies, Inc.	258	50,052
Mueller Water Products, Inc., Class A	1,706	30,571
Thermon Group Holdings, Inc.	605	18,610
Watts Water Technologies, Inc., Class A	287	52,627
		151,860
Media — 0.1%
Gray Television, Inc.	1,252	6,511
Liberty Latin America, Ltd., Class C†	3,678	35,382
Thryv Holdings, Inc.†	699	12,456
		54,349
Security Description	Shares or Principal Amount	Value

Metal Fabricate/Hardware — 0.1%
Mueller Industries, Inc.	1,263	$ 71,915
Northwest Pipe Co.	117	3,975
Olympic Steel, Inc.	112	5,021
		80,911
Mining — 0.1%
Coeur Mining, Inc.	591	3,321
Constellium SE†	889	16,758
Hecla Mining Co.	2,828	13,716
Uranium Energy Corp.†	2,700	16,227
		50,022
Miscellaneous Manufacturing — 0.1%
Fabrinet†	287	70,255
Oil & Gas — 0.7%
Chord Energy Corp.	73	12,241
Civitas Resources, Inc.	145	10,005
CNX Resources Corp.†	373	9,064
CVR Energy, Inc.	311	8,326
Delek US Holdings, Inc.	522	12,925
Gulfport Energy Corp.†	38	5,738
Helmerich & Payne, Inc.	91	3,289
Magnolia Oil & Gas Corp., Class A	335	8,489
Matador Resources Co.	384	22,886
Murphy Oil Corp.	914	37,693
Noble Corp. PLC	693	30,942
Ovintiv, Inc.	407	19,076
Patterson-UTI Energy, Inc.	3,267	33,846
PBF Energy, Inc., Class A	360	16,567
Permian Resources Corp.	1,274	20,575
SM Energy Co.	1,435	62,035
Valaris, Ltd.†	470	35,015
Weatherford International PLC†	215	26,327
		375,039
Oil & Gas Services — 0.3%
ChampionX Corp.	344	11,424
DNOW, Inc.†	2,725	37,414
Liberty Energy, Inc.	2,466	51,515
Oceaneering International, Inc.†	1,001	23,684
Oil States International, Inc.†	1,041	4,622
Select Water Solutions, Inc.	1,335	14,284
		142,943
Packaging & Containers — 0.0%
Greif, Inc., Class A	103	5,920
O-I Glass, Inc.†	763	8,492
		14,412
Pharmaceuticals — 0.4%
Alkermes PLC†	444	10,700
BellRing Brands, Inc.†	263	15,028
Catalyst Pharmaceuticals, Inc.†	832	12,888
Enanta Pharmaceuticals, Inc.†	388	5,032
Kura Oncology, Inc.†	1,440	29,650
Longboard Pharmaceuticals, Inc.†	1,957	52,898
Madrigal Pharmaceuticals, Inc.†	132	36,981
Option Care Health, Inc.†	1,130	31,301
Protagonist Therapeutics, Inc.†	1,348	46,708
USANA Health Sciences, Inc.†	94	4,253
Y-mAbs Therapeutics, Inc.†	27	326
		245,765

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pipelines — 0.0%
Equitrans Midstream Corp.	582	$ 7,554
Real Estate — 0.0%
Anywhere Real Estate, Inc.†	793	2,625
Cushman & Wakefield PLC†	1,576	16,390
Newmark Group, Inc., Class A	543	5,555
		24,570
REITS — 2.8%
Agree Realty Corp.	245	15,175
American Assets Trust, Inc.	351	7,855
American Tower Corp.	4,927	957,710
Apple Hospitality REIT, Inc.	1,320	19,193
Armada Hoffler Properties, Inc.	186	2,063
Brandywine Realty Trust	684	3,064
BrightSpire Capital, Inc.	2,493	14,210
Broadstone Net Lease, Inc.	746	11,839
CareTrust REIT, Inc.	565	14,181
Chatham Lodging Trust	223	1,900
City Office REIT, Inc.	425	2,117
Community Healthcare Trust, Inc.	425	9,941
COPT Defense Properties	1,542	38,596
DiamondRock Hospitality Co.	1,364	11,526
Easterly Government Properties, Inc.	323	3,996
Empire State Realty Trust, Inc., Class A	929	8,714
Equity Commonwealth†	413	8,012
Essential Properties Realty Trust, Inc.	1,094	30,315
First Industrial Realty Trust, Inc.	144	6,841
Independence Realty Trust, Inc.	1,143	21,420
Innovative Industrial Properties, Inc.	158	17,257
InvenTrust Properties Corp.	561	13,890
Kimco Realty Corp.	171	3,328
Kite Realty Group Trust	904	20,232
KKR Real Estate Finance Trust, Inc.	204	1,846
Ladder Capital Corp.	2,700	30,483
LXP Industrial Trust	2,912	26,557
Macerich Co.	1,141	17,617
MFA Financial, Inc.	820	8,725
Pebblebrook Hotel Trust	128	1,760
Phillips Edison & Co., Inc.	1,110	36,308
Piedmont Office Realty Trust, Inc., Class A	450	3,262
Plymouth Industrial REIT, Inc.	858	18,344
PotlatchDeltic Corp.	592	23,319
Redwood Trust, Inc.	474	3,076
Retail Opportunity Investments Corp.	2,500	31,075
RLJ Lodging Trust	1,477	14,224
Ryman Hospitality Properties, Inc.	399	39,844
Sabra Health Care REIT, Inc.	1,767	27,212
SITE Centers Corp.	667	9,671
SL Green Realty Corp.	437	24,752
TPG RE Finance Trust, Inc.	931	8,044
UMH Properties, Inc.	233	3,726
Uniti Group, Inc.	906	2,646
Veris Residential, Inc.	282	4,230
Xenia Hotels & Resorts, Inc.	1,133	16,236
		1,596,332
Retail — 1.5%
Abercrombie & Fitch Co., Class A†	309	54,953
Academy Sports & Outdoors, Inc.	307	16,348
Asbury Automotive Group, Inc.†	145	33,041
Beacon Roofing Supply, Inc.†	370	33,485
BlueLinx Holdings, Inc.†	89	8,285
Security Description	Shares or Principal Amount	Value

Retail (continued)
Boot Barn Holdings, Inc.†	191	$ 24,626
Buckle, Inc.	342	12,633
Caleres, Inc.	147	4,939
Cava Group, Inc.†	256	23,744
Dave & Buster's Entertainment, Inc.†	371	14,769
El Pollo Loco Holdings, Inc.	467	5,282
EVgo, Inc.†	1,037	2,541
FirstCash Holdings, Inc.	102	10,698
Floor & Decor Holdings, Inc., Class A†	3,833	381,039
Freshpet, Inc.†	213	27,560
GMS, Inc.†	294	23,699
Group 1 Automotive, Inc.	99	29,431
Haverty Furniture Cos., Inc.	113	2,858
Kura Sushi USA, Inc., Class A†	83	5,236
Patrick Industries, Inc.	144	15,631
Petco Health & Wellness Co., Inc.†	626	2,366
Savers Value Village, Inc.†	735	8,996
Shake Shack, Inc., Class A†	266	23,940
Signet Jewelers, Ltd.	327	29,293
Sweetgreen, Inc., Class A†	726	21,882
Urban Outfitters, Inc.†	586	24,055
Wingstop, Inc.	44	18,597
		859,927
Savings & Loans — 0.1%
Axos Financial, Inc.†	207	11,830
Banc of California, Inc.	2,190	27,988
Capitol Federal Financial, Inc.	430	2,361
OceanFirst Financial Corp.	1,788	28,411
WSFS Financial Corp.	122	5,734
		76,324
Semiconductors — 0.7%
ACM Research, Inc., Class A†	1,224	28,225
Axcelis Technologies, Inc.†	69	9,811
Cirrus Logic, Inc.†	104	13,277
FormFactor, Inc.†	800	48,424
Impinj, Inc.†	409	64,119
MACOM Technology Solutions Holdings, Inc.†	174	19,396
MaxLinear, Inc.†	1,759	35,426
Onto Innovation, Inc.†	108	23,713
Rambus, Inc.†	842	49,476
Semtech Corp.†	958	28,625
SMART Global Holdings, Inc.†	855	19,554
Ultra Clean Holdings, Inc.†	414	20,286
Veeco Instruments, Inc.†	1,189	55,538
		415,870
Software — 11.0%
Asana, Inc., Class A†	1,022	14,298
AvePoint, Inc.†	4,945	51,527
BILL Holdings, Inc.†	7,378	388,230
BlackLine, Inc.†	366	17,733
Box, Inc., Class A†	1,593	42,119
Braze, Inc.†	398	15,458
Cloudflare, Inc., Class A†	22,904	1,897,138
CommVault Systems, Inc.†	509	61,879
Domo, Inc., Class B†	1,890	14,591
Donnelley Financial Solutions, Inc.†	870	51,869
Duolingo, Inc.†	126	26,292
Envestnet, Inc.†	188	11,767
Health Catalyst, Inc.†	3,262	20,844
MicroStrategy, Inc., Class A†	600	826,488
Oddity Tech, Ltd., Class A†	1,098	43,108

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Procore Technologies, Inc.†	6,170	$ 409,133
ROBLOX Corp., Class A†	31,101	1,157,268
Snowflake, Inc., Class A†	8,846	1,195,006
Sprout Social, Inc., Class A†	231	8,242
SPS Commerce, Inc.†	74	13,924
Veradigm, Inc.†	1,199	11,391
Workiva, Inc.†	404	29,488
Zeta Global Holdings Corp., Class A	2,915	51,450
Zuora, Inc., Class A†	632	6,276
		6,365,519
Telecommunications — 0.1%
Aviat Networks, Inc.†	344	9,869
DigitalBridge Group, Inc.	625	8,562
Extreme Networks, Inc.†	390	5,246
Gogo, Inc.†	520	5,002
Iridium Communications, Inc.	167	4,446
Ooma, Inc.†	1,485	14,746
Telephone & Data Systems, Inc.	170	3,524
		51,395
Toys/Games/Hobbies — 0.0%
JAKKS Pacific, Inc.†	137	2,454
Transportation — 1.5%
ArcBest Corp.	183	19,596
Dorian LPG, Ltd.	326	13,679
Hub Group, Inc., Class A	993	42,749
International Seaways, Inc.	554	32,758
Matson, Inc.	254	33,266
Radiant Logistics, Inc.†	1,222	6,953
Safe Bulkers, Inc.	1,009	5,872
Scorpio Tankers, Inc.	37	3,008
Teekay Tankers, Ltd., Class A	314	21,606
Union Pacific Corp.	3,125	707,063
		886,550
Water — 0.0%
American States Water Co.	128	9,289
Consolidated Water Co., Ltd.	195	5,175
		14,464
Total Common Stocks (cost $27,906,522)		32,882,451
CORPORATE BONDS & NOTES — 13.3%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 5,000	4,397
4.88%, 01/15/2029	35,000	33,633
		38,030
Aerospace/Defense — 0.2%
Boeing Co.
3.60%, 05/01/2034	5,000	4,023
5.93%, 05/01/2060	22,000	19,669
6.30%, 05/01/2029*	10,000	10,141
6.39%, 05/01/2031*	10,000	10,181
L3Harris Technologies, Inc.
5.05%, 06/01/2029	15,000	14,894
5.35%, 06/01/2034	20,000	19,857
Northrop Grumman Corp.
5.15%, 05/01/2040	12,000	11,454
		90,219
Security Description	Shares or Principal Amount	Value

Agriculture — 0.2%
BAT Capital Corp.
5.83%, 02/20/2031	$ 20,000	$ 20,282
Philip Morris International, Inc.
5.13%, 02/15/2030	35,000	34,874
5.13%, 02/13/2031	10,000	9,894
5.38%, 02/15/2033	15,000	14,894
5.63%, 09/07/2033	20,000	20,173
		100,117
Apparel — 0.3%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	29,349
Tapestry, Inc.
7.05%, 11/27/2025	10,000	10,166
7.35%, 11/27/2028	15,000	15,568
7.70%, 11/27/2030	5,000	5,225
William Carter Co.
5.63%, 03/15/2027*	90,000	88,772
		149,080
Banks — 2.4%
Bank of America Corp.
1.90%, 07/23/2031	25,000	20,592
1.92%, 10/24/2031	25,000	20,453
2.30%, 07/21/2032	5,000	4,093
2.57%, 10/20/2032	50,000	41,443
2.59%, 04/29/2031	55,000	47,554
2.69%, 04/22/2032	70,000	59,158
5.47%, 01/23/2035	10,000	9,990
5.93%, 09/15/2027	25,000	25,269
Bank of Montreal
5.51%, 06/04/2031	15,000	15,159
Bank of New York Mellon Corp.
4.98%, 03/14/2030	10,000	9,940
5.19%, 03/14/2035	15,000	14,806
6.32%, 10/25/2029	15,000	15,678
Citigroup, Inc.
1.28%, 11/03/2025	35,000	34,453
5.17%, 02/13/2030	10,000	9,942
Citizens Financial Group, Inc.
5.84%, 01/23/2030	30,000	29,906
6.65%, 04/25/2035	10,000	10,336
Deutsche Bank AG
2.13%, 11/24/2026	150,000	142,350
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	35,000	29,426
3.81%, 04/23/2029	50,000	47,442
4.02%, 10/31/2038	10,000	8,504
5.73%, 04/25/2030	15,000	15,266
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	198,688
Huntington Bancshares, Inc.
5.71%, 02/02/2035	10,000	9,845
JPMorgan Chase & Co.
2.58%, 04/22/2032	15,000	12,669
3.51%, 01/23/2029	12,000	11,348
3.70%, 05/06/2030	35,000	32,726
4.01%, 04/23/2029	35,000	33,466
5.30%, 07/24/2029	25,000	25,084
5.34%, 01/23/2035	40,000	39,761
5.58%, 04/22/2030	25,000	25,396
6.07%, 10/22/2027	15,000	15,262

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
M&T Bank Corp.
5.05%, 01/27/2034	$ 35,000	$ 32,392
7.41%, 10/30/2029	55,000	57,869
Morgan Stanley
1.79%, 02/13/2032	5,000	4,013
2.24%, 07/21/2032	25,000	20,423
2.48%, 01/21/2028	5,000	4,662
2.70%, 01/22/2031	5,000	4,383
4.21%, 04/20/2028	30,000	29,151
5.16%, 04/20/2029	10,000	9,968
5.45%, 07/20/2029	5,000	5,031
5.66%, 04/18/2030	20,000	20,339
6.41%, 11/01/2029	5,000	5,217
PNC Financial Services Group, Inc.
5.68%, 01/22/2035	5,000	5,027
6.04%, 10/28/2033	10,000	10,303
Wells Fargo & Co.
3.00%, 10/23/2026	27,000	25,648
3.35%, 03/02/2033	25,000	21,680
4.90%, 07/25/2033	25,000	24,047
5.39%, 04/24/2034	10,000	9,886
5.50%, 01/23/2035	15,000	14,947
5.57%, 07/25/2029	50,000	50,454
6.49%, 10/23/2034	15,000	15,991
		1,387,436
Biotechnology — 0.2%
Amgen, Inc.
5.25%, 03/02/2030	5,000	5,037
5.25%, 03/02/2033	45,000	44,869
Royalty Pharma PLC
1.20%, 09/02/2025	10,000	9,497
2.15%, 09/02/2031	25,000	20,039
2.20%, 09/02/2030	5,000	4,167
3.55%, 09/02/2050	10,000	6,712
5.15%, 09/02/2029	10,000	9,915
5.40%, 09/02/2034	5,000	4,866
		105,102
Building Materials — 0.2%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	52,028
Standard Industries, Inc.
4.38%, 07/15/2030*	50,000	45,176
Trane Technologies Financing, Ltd.
5.10%, 06/13/2034	5,000	4,983
		102,187
Chemicals — 0.1%
Celanese US Holdings LLC
6.17%, 07/15/2027	15,000	15,224
6.33%, 07/15/2029	15,000	15,427
6.55%, 11/15/2030	20,000	20,900
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,216
		55,767
Commercial Services — 0.3%
Block, Inc.
6.50%, 05/15/2032*	50,000	50,670
ERAC USA Finance LLC
5.00%, 02/15/2029*	5,000	4,987
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Howard University
2.80%, 10/01/2030	$ 5,000	$ 4,316
2.90%, 10/01/2031	40,000	34,007
Service Corp. International
3.38%, 08/15/2030	65,000	56,569
5.13%, 06/01/2029	51,000	49,555
		200,104
Computers — 0.2%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	15,000	14,126
Gartner, Inc.
4.50%, 07/01/2028*	25,000	24,094
Insight Enterprises, Inc.
6.63%, 05/15/2032*	50,000	50,773
		88,993
Diversified Financial Services — 0.3%
Capital One Financial Corp.
1.88%, 11/02/2027	65,000	59,598
5.25%, 07/26/2030	8,000	7,859
5.47%, 02/01/2029	5,000	4,977
6.31%, 06/08/2029	15,000	15,348
7.62%, 10/30/2031	10,000	11,009
Discover Financial Services
7.96%, 11/02/2034	10,000	11,249
Intercontinental Exchange, Inc.
3.63%, 09/01/2028*	64,000	60,329
		170,369
Electric — 2.1%
AES Corp.
3.30%, 07/15/2025*	8,000	7,799
Alabama Power Co.
3.45%, 10/01/2049	30,000	21,389
4.15%, 08/15/2044	10,000	8,245
Ameren Corp.
5.00%, 01/15/2029	40,000	39,598
American Electric Power Co., Inc.
6.95%, 12/15/2054	20,000	19,896
Arizona Public Service Co.
5.55%, 08/01/2033	10,000	9,914
6.35%, 12/15/2032	5,000	5,248
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	15,000	14,819
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,383
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	9,887
5.38%, 05/15/2034	10,000	10,050
Dominion Energy, Inc.
3.38%, 04/01/2030	15,000	13,549
5.38%, 11/15/2032	20,000	19,826
6.30%, 03/15/2033	5,000	5,184
Duke Energy Carolinas LLC
2.55%, 04/15/2031	20,000	17,034
4.25%, 12/15/2041	10,000	8,357
Duke Energy Corp.
2.55%, 06/15/2031	35,000	29,302
5.00%, 08/15/2052	5,000	4,344
5.45%, 06/15/2034	15,000	14,826
5.80%, 06/15/2054	5,000	4,857
Duke Energy Indiana LLC
2.75%, 04/01/2050	25,000	15,125

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	$ 10,000	$ 9,632
Duke Energy Progress LLC
3.70%, 10/15/2046	10,000	7,410
4.00%, 04/01/2052	10,000	7,594
4.38%, 03/30/2044	15,000	12,462
Edison International
4.13%, 03/15/2028	5,000	4,776
5.25%, 11/15/2028	25,000	24,781
6.95%, 11/15/2029	40,000	42,527
Emera, Inc.
6.75%, 06/15/2076	10,000	9,924
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,253
Evergy, Inc.
2.45%, 09/15/2024	25,000	24,824
Eversource Energy
3.38%, 03/01/2032	11,000	9,439
5.13%, 05/15/2033	25,000	23,999
5.50%, 01/01/2034	10,000	9,811
5.95%, 02/01/2029	5,000	5,110
FirstEnergy Pennsylvania Electric Co.
3.60%, 06/01/2029*	8,000	7,439
Georgia Power Co.
4.70%, 05/15/2032	5,000	4,832
5.25%, 03/15/2034	10,000	9,968
Monongahela Power Co.
5.85%, 02/15/2034*	10,000	10,179
National Grid PLC
5.60%, 06/12/2028	5,000	5,049
National Rural Utilities Cooperative Finance Corp.
5.80%, 01/15/2033	10,000	10,277
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	20,000	17,051
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	15,000	13,819
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	25,000	24,293
NSTAR Electric Co.
5.40%, 06/01/2034	15,000	15,013
Oglethorpe Power Corp.
4.50%, 04/01/2047	15,000	12,203
Ohio Edison Co.
5.50%, 01/15/2033*	10,000	9,940
Oncor Electric Delivery Co. LLC
5.65%, 11/15/2033	15,000	15,387
Pacific Gas & Electric Co.
4.40%, 03/01/2032	10,000	9,145
4.55%, 07/01/2030	35,000	33,168
5.25%, 03/01/2052	2,000	1,715
5.45%, 06/15/2027	10,000	10,005
5.90%, 06/15/2032	25,000	25,018
6.10%, 01/15/2029	5,000	5,117
6.15%, 01/15/2033	25,000	25,397
6.40%, 06/15/2033	45,000	46,476
Public Service Electric & Gas Co.
5.45%, 03/01/2054	10,000	9,860
Public Service Enterprise Group, Inc.
5.20%, 04/01/2029	5,000	4,986
5.45%, 04/01/2034	5,000	4,956
6.13%, 10/15/2033	20,000	20,780
Security Description	Shares or Principal Amount	Value

Electric (continued)
Puget Energy, Inc.
2.38%, 06/15/2028	$ 20,000	$ 17,850
4.10%, 06/15/2030	32,000	29,441
4.22%, 03/15/2032	18,000	16,134
Sempra
3.70%, 04/01/2029	7,000	6,556
5.40%, 08/01/2026	20,000	19,982
Southern California Edison Co.
2.25%, 06/01/2030	5,000	4,240
5.15%, 06/01/2029	10,000	9,991
5.20%, 06/01/2034	25,000	24,411
5.45%, 06/01/2031	5,000	5,036
5.75%, 04/15/2054	10,000	9,787
5.88%, 12/01/2053	15,000	14,963
5.95%, 11/01/2032	5,000	5,167
Southern Co.
3.25%, 07/01/2026	45,000	43,263
5.20%, 06/15/2033	10,000	9,818
Southwestern Electric Power Co.
5.30%, 04/01/2033	40,000	38,755
Virginia Electric & Power Co.
2.45%, 12/15/2050	5,000	2,801
5.00%, 04/01/2033	20,000	19,469
5.00%, 01/15/2034	25,000	24,299
5.35%, 01/15/2054	5,000	4,718
Wisconsin Power & Light Co.
5.38%, 03/30/2034	10,000	9,934
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	50,040
4.60%, 06/01/2032	9,000	8,416
		1,214,318
Electronics — 0.0%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	20,164
Engineering & Construction — 0.2%
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	135,000	132,179
Entertainment — 0.2%
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	10,000	9,235
4.28%, 03/15/2032	10,000	8,728
5.05%, 03/15/2042	12,000	9,761
5.14%, 03/15/2052	5,000	3,893
WMG Acquisition Corp.
3.88%, 07/15/2030*	65,000	58,020
		89,637
Environmental Control — 0.2%
Clean Harbors, Inc.
4.88%, 07/15/2027*	80,000	77,435
Republic Services, Inc.
1.45%, 02/15/2031	5,000	3,964
5.20%, 11/15/2034	10,000	9,927
Veralto Corp.
5.35%, 09/18/2028*	20,000	20,084
		111,410
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	18,000	17,691

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
Tyson Foods, Inc.
5.40%, 03/15/2029	$ 20,000	$ 20,026
5.70%, 03/15/2034	10,000	9,961
		47,678
Gas — 0.2%
Boston Gas Co.
3.76%, 03/16/2032*	5,000	4,361
Brooklyn Union Gas Co.
6.39%, 09/15/2033*	20,000	20,431
KeySpan Gas East Corp.
5.99%, 03/06/2033*	5,000	5,034
NiSource, Inc.
3.49%, 05/15/2027	25,000	23,851
3.60%, 05/01/2030	15,000	13,765
5.35%, 04/01/2034	15,000	14,712
Southern California Gas Co.
5.20%, 06/01/2033	20,000	19,746
5.60%, 04/01/2054	32,000	31,411
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	5,000	5,124
		138,435
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/2028	45,000	45,541
6.30%, 02/15/2030	10,000	10,223
		55,764
Healthcare-Products — 0.2%
Avantor Funding, Inc.
4.63%, 07/15/2028*	50,000	47,580
Hologic, Inc.
4.63%, 02/01/2028*	44,000	42,097
Smith & Nephew PLC
5.40%, 03/20/2034	10,000	9,845
Solventum Corp.
5.40%, 03/01/2029*	25,000	24,924
5.45%, 03/13/2031*	5,000	4,937
		129,383
Healthcare-Services — 0.4%
Centene Corp.
2.45%, 07/15/2028	5,000	4,439
4.63%, 12/15/2029	75,000	70,937
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,589
Elevance Health, Inc.
5.38%, 06/15/2034	25,000	25,119
HCA, Inc.
3.38%, 03/15/2029	25,000	22,980
5.60%, 04/01/2034	20,000	19,879
Humana, Inc.
5.38%, 04/15/2031	25,000	24,867
Kaiser Foundation Hospitals
2.81%, 06/01/2041	5,000	3,615
3.00%, 06/01/2051	17,000	11,331
UnitedHealth Group, Inc.
2.75%, 05/15/2040	10,000	7,185
3.50%, 08/15/2039	15,000	12,119
4.95%, 05/15/2062	5,000	4,449
5.38%, 04/15/2054	20,000	19,429
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
5.88%, 02/15/2053	$ 5,000	$ 5,193
6.05%, 02/15/2063	5,000	5,262
		241,393
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	19,000	18,194
5.75%, 01/15/2028*	42,000	41,630
		59,824
Insurance — 0.3%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	10,000	9,933
Aon North America, Inc.
5.45%, 03/01/2034	25,000	24,890
Athene Global Funding
2.65%, 10/04/2031*	50,000	41,087
2.72%, 01/07/2029*	19,000	16,854
Athene Holding, Ltd.
5.88%, 01/15/2034	15,000	14,842
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	43,000	38,069
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	10,000	9,290
Reinsurance Group of America, Inc.
5.75%, 09/15/2034	15,000	14,945
		169,910
Internet — 0.2%
Gen Digital, Inc.
5.00%, 04/15/2025*	35,000	34,758
6.75%, 09/30/2027*	30,000	30,381
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	77,000	75,393
		140,532
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	68,785
New Mountain Finance Corp.
6.88%, 02/01/2029	10,000	9,763
		78,548
Lodging — 0.0%
Las Vegas Sands Corp.
6.20%, 08/15/2034	5,000	5,010
Machinery-Diversified — 0.1%
AGCO Corp.
5.45%, 03/21/2027	10,000	10,024
5.80%, 03/21/2034	20,000	19,922
Ingersoll Rand, Inc.
5.70%, 08/14/2033	5,000	5,112
Otis Worldwide Corp.
2.57%, 02/15/2030	25,000	21,942
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	5,000	5,027
		62,027
Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	59,260
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	5,000	4,273

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
2.80%, 04/01/2031	$ 10,000	$ 8,173
3.50%, 03/01/2042	20,000	13,306
3.70%, 04/01/2051	5,000	3,041
3.85%, 04/01/2061	10,000	5,839
3.90%, 06/01/2052	9,000	5,644
4.20%, 03/15/2028	5,000	4,725
6.55%, 06/01/2034	45,000	45,015
Comcast Corp.
2.89%, 11/01/2051	17,000	10,606
2.99%, 11/01/2063	3,000	1,761
3.20%, 07/15/2036	5,000	4,040
3.25%, 11/01/2039	23,000	17,700
5.65%, 06/01/2054	10,000	9,983
7.05%, 03/15/2033	5,000	5,592
Cox Communications, Inc.
2.60%, 06/15/2031*	20,000	16,520
Paramount Global
4.38%, 03/15/2043	20,000	13,259
4.95%, 01/15/2031	5,000	4,399
5.25%, 04/01/2044	15,000	10,924
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	20,000	18,067
4.13%, 07/01/2030*	40,000	34,165
Time Warner Cable LLC
4.50%, 09/15/2042	30,000	21,957
5.88%, 11/15/2040	25,000	21,692
		339,941
Mining — 0.2%
Glencore Funding LLC
5.37%, 04/04/2029*	25,000	24,884
5.63%, 04/04/2034*	35,000	34,462
6.38%, 10/06/2030*	25,000	26,058
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	15,000	15,897
		101,301
Oil & Gas — 0.9%
BP Capital Markets America, Inc.
2.94%, 06/04/2051	3,000	1,905
4.81%, 02/13/2033	35,000	33,931
4.89%, 09/11/2033	5,000	4,862
4.99%, 04/10/2034	20,000	19,566
5.23%, 11/17/2034	10,000	9,925
Cenovus Energy, Inc.
2.65%, 01/15/2032	5,000	4,135
ConocoPhillips Co.
4.03%, 03/15/2062	10,000	7,505
5.05%, 09/15/2033	15,000	14,868
5.55%, 03/15/2054	10,000	9,841
5.70%, 09/15/2063	15,000	14,904
Diamondback Energy, Inc.
5.40%, 04/18/2034	5,000	4,950
5.90%, 04/18/2064	5,000	4,826
6.25%, 03/15/2033	10,000	10,459
Ecopetrol SA
4.63%, 11/02/2031	27,000	22,098
4.63%, 11/02/2031	5,000	4,091
8.38%, 01/19/2036	50,000	49,112
8.63%, 01/19/2029	20,000	21,051
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	30,000	25,422
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
8.50%, 09/30/2033*	$ 5,000	$ 4,725
Equinor ASA
3.63%, 04/06/2040	20,000	16,195
Hess Corp.
7.13%, 03/15/2033	22,000	24,694
7.30%, 08/15/2031	15,000	16,721
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	46,741
Ovintiv, Inc.
7.38%, 11/01/2031	40,000	43,577
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	5,000	4,860
7.15%, 10/01/2033	10,000	10,592
Phillips 66 Co.
5.30%, 06/30/2033	20,000	19,763
Shell International Finance BV
2.88%, 11/26/2041	15,000	10,690
3.00%, 11/26/2051	3,000	1,964
3.25%, 04/06/2050	13,000	9,025
TotalEnergies Capital SA
5.64%, 04/05/2064	20,000	19,804
Viper Energy, Inc.
5.38%, 11/01/2027*	33,000	32,379
		525,181
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.
5.00%, 11/15/2029*	5,000	4,963
Packaging & Containers — 0.2%
Ball Corp.
6.00%, 06/15/2029	80,000	80,430
Graphic Packaging International LLC
4.75%, 07/15/2027*	45,000	43,913
		124,343
Pharmaceuticals — 0.1%
AbbVie, Inc.
4.95%, 03/15/2031	10,000	9,974
5.40%, 03/15/2054	5,000	4,944
Bristol-Myers Squibb Co.
5.55%, 02/22/2054	10,000	9,859
Cigna Group
5.00%, 05/15/2029	25,000	24,898
CVS Health Corp.
2.70%, 08/21/2040	15,000	9,966
4.13%, 04/01/2040	5,000	4,039
5.05%, 03/25/2048	15,000	12,924
		76,604
Pipelines — 0.6%
Cheniere Energy Partners LP
4.50%, 10/01/2029	10,000	9,526
Columbia Pipelines Holding Co. LLC
5.68%, 01/15/2034*	20,000	19,678
6.04%, 08/15/2028*	20,000	20,454
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	10,000	10,215
6.04%, 11/15/2033*	10,000	10,219
6.54%, 11/15/2053*	10,000	10,537
Enbridge, Inc.
5.30%, 04/05/2029	10,000	10,016
5.63%, 04/05/2034	25,000	24,959
5.70%, 03/08/2033	37,000	37,291

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer LP
6.05%, 12/01/2026	$ 15,000	$ 15,192
6.40%, 12/01/2030	20,000	21,030
EQM Midstream Partners LP
4.13%, 12/01/2026	30,000	28,915
Hess Midstream Operations LP
4.25%, 02/15/2030*	5,000	4,590
6.50%, 06/01/2029*	30,000	30,413
MPLX LP
5.50%, 06/01/2034	25,000	24,620
ONEOK, Inc.
6.10%, 11/15/2032	15,000	15,503
Targa Resources Corp.
6.13%, 03/15/2033	5,000	5,135
6.15%, 03/01/2029	15,000	15,483
Western Midstream Operating LP
4.75%, 08/15/2028	15,000	14,661
		328,437
Private Equity — 0.1%
Brookfield Finance, Inc.
5.68%, 01/15/2035	30,000	29,679
REITS — 0.4%
American Tower Corp.
1.45%, 09/15/2026	15,000	13,764
2.40%, 03/15/2025	10,000	9,761
2.70%, 04/15/2031	5,000	4,229
3.80%, 08/15/2029	5,000	4,647
Brandywine Operating Partnership LP
8.88%, 04/12/2029	10,000	10,416
Crown Castle, Inc.
4.80%, 09/01/2028	25,000	24,472
5.00%, 01/11/2028	20,000	19,755
5.60%, 06/01/2029	15,000	15,128
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	13,000	12,809
Piedmont Operating Partnership LP
6.88%, 07/15/2029	15,000	14,820
Regency Centers LP
5.25%, 01/15/2034	20,000	19,479
SBA Tower Trust
2.84%, 01/15/2050*	40,000	39,297
VICI Properties LP
4.95%, 02/15/2030	29,000	27,977
		216,554
Retail — 0.2%
AutoZone, Inc.
4.75%, 08/01/2032	14,000	13,441
5.40%, 07/15/2034	10,000	9,889
6.55%, 11/01/2033	10,000	10,736
FirstCash, Inc.
4.63%, 09/01/2028*	50,000	46,984
5.63%, 01/01/2030*	45,000	42,620
Home Depot, Inc.
5.30%, 06/25/2054	5,000	4,882
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	11,000	10,616
		139,168
Security Description	Shares or Principal Amount	Value

Semiconductors — 0.1%
Intel Corp.
3.05%, 08/12/2051	$ 10,000	$ 6,343
5.15%, 02/21/2034	10,000	9,875
5.70%, 02/10/2053	2,000	1,966
5.90%, 02/10/2063	7,000	6,985
Marvell Technology, Inc.
2.45%, 04/15/2028	15,000	13,537
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	8,000	7,979
5.55%, 12/01/2028	10,000	10,133
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	5,000	4,728
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	17,144
		78,690
Software — 0.6%
Adobe, Inc.
4.80%, 04/04/2029	25,000	25,027
Constellation Software, Inc.
5.46%, 02/16/2034*	5,000	5,001
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	56,124
MSCI, Inc.
3.63%, 11/01/2031*	20,000	17,548
Open Text Corp.
3.88%, 12/01/2029*	65,000	58,212
6.90%, 12/01/2027*	10,000	10,379
Oracle Corp.
2.30%, 03/25/2028	33,000	29,835
3.60%, 04/01/2040	6,000	4,612
3.85%, 04/01/2060	57,000	39,171
4.10%, 03/25/2061	2,000	1,432
4.90%, 02/06/2033	15,000	14,551
SS&C Technologies, Inc.
5.50%, 09/30/2027*	60,000	59,082
		320,974
Telecommunications — 0.2%
AT&T, Inc.
3.65%, 09/15/2059	2,000	1,341
3.80%, 12/01/2057	25,000	17,466
4.50%, 05/15/2035	5,000	4,605
Cisco Systems, Inc.
4.95%, 02/26/2031	15,000	14,987
5.35%, 02/26/2064	10,000	9,732
Nokia Oyj
6.63%, 05/15/2039	20,000	19,951
T-Mobile USA, Inc.
2.05%, 02/15/2028	33,000	29,641
2.40%, 03/15/2029	5,000	4,422
5.05%, 07/15/2033	10,000	9,783
5.75%, 01/15/2034	10,000	10,280
		122,208
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	30,000	29,663
5.35%, 03/30/2029*	5,000	4,997

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Trucking & Leasing (continued)
5.75%, 05/24/2026*	$ 20,000	$ 20,048
6.05%, 08/01/2028*	5,000	5,121
		59,829
Total Corporate Bonds & Notes (cost $7,950,921)		7,651,488
ASSET BACKED SECURITIES — 3.9%
Auto Loan Receivables — 0.9%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	20,000	20,036
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	62,257	62,120
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class B 5.43%, 08/15/2028	15,000	14,933
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	71,108	71,078
Citizens Auto Receivables Trust
Series 2024-1, Class A4 5.03%, 10/15/2030*	15,000	14,911
DT Auto Owner Trust
Series 2023-2A, Class B 5.41%, 02/15/2029*	15,000	14,922
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*	5,139	5,131
Series 2020-1A, Class D 2.73%, 12/15/2025*	3,418	3,397
Series 2023-3A, Class B 6.11%, 09/15/2027	8,000	8,005
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	9,890
Series 2023-2, Class B 5.21%, 05/15/2028*	19,000	18,813
Series 2023-3, Class B 5.64%, 07/16/2029*	19,000	18,966
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class B 5.16%, 08/16/2029	5,000	4,986
OneMain Direct Auto Receivables Trust
Series 2023-1A, Class A 5.41%, 11/14/2029*	100,000	99,886
Prestige Auto Receivables Trust
Series 2022-1A, Class B 6.55%, 07/17/2028*	30,000	30,085
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	15,000	14,903
Series 2023-3, Class B 5.61%, 07/17/2028	25,000	25,020
Series 2023-4, Class B 5.77%, 12/15/2028	30,000	30,208
SBNA Auto Lease Trust
Series 2024-A, Class A4 5.24%, 01/22/2029*	10,000	9,984
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	$ 15,000	$ 15,176
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	10,303	10,247
Series 2023-1A, Class B 5.41%, 01/18/2028*	10,000	9,965
World Omni Auto Receivables Trust
Series 2023-A, Class B 5.03%, 05/15/2029	15,000	14,909
		527,571
Home Equity — 0.2%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 7.03%, (TSFR1M+1.69%), 10/25/2034	1,570	1,548
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 5.66%, (TSFR1M+0.31%), 02/25/2037	24,345	11,293
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.96%, (TSFR1M+0.61%), 11/25/2036	114,493	107,942
		120,783
Other Asset Backed Securities — 2.8%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(2)	37,208	36,421
Series 2021-NPL1, Class A1 5.24%, 06/25/2061*(2)	39,017	38,434
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	40,000	40,023
Series 2022-1A, Class A2 6.35%, 10/15/2047*	60,000	60,334
Bain Capital Credit CLO, Ltd. FRS
Series 2019-1A, Class AR 6.72%, (TSFR3M+1.39%), 04/19/2034*	100,000	100,125
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	10,000	9,877
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	15,000	15,080
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	48,625	43,155
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	47,375	46,237
FirstKey Homes Trust
Series 2021-SFR1, Class A 1.54%, 08/17/2038*	96,066	88,383
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,271	95,976
Navient Private Education Refi Loan Trust
Series 2023-A, Class A 5.51%, 10/15/2071*	85,491	85,748
Pretium Mtg. Credit Partners LLC
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(2)	50,645	49,643

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2021-RN1, Class A1 4.99%, 02/25/2061*(2)	$ 44,671	$ 44,193
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 5.59%, (TSFR1M+0.24%), 05/25/2037	43,816	32,257
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	40,000	39,697
Subway Funding LLC
Series 2024-1A, Class A2I 6.03%, 07/30/2054*	40,000	40,356
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	23,646
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	102,180	88,594
VB-S1 Issuer LLC
Series 2024-1A, Class C2 5.59%, 05/15/2054*	30,000	29,987
VCAT LLC
Series 2021-NPL4, Class A1 1.87%, 08/25/2051*(2)	39,456	39,100
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.72%, (TSFR3M+1.39%), 04/15/2034*	100,000	100,000
Vericrest Opportunity Loan Trust
Series 2021-NP11, Class A1 1.87%, 08/25/2051*(2)	46,222	45,115
VOLT CIII LLC
Series 2021-CF1, Class A1 1.99%, 08/25/2051*(2)	46,601	45,321
VOLT XCIV LLC
Series 2021-NPL3, Class A1 5.24%, 02/27/2051*(2)	33,195	32,836
VOLT XCVII LLC
Series 2021-NPL6, Class A1 5.24%, 04/25/2051*(2)	36,380	36,172
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.76%, (TSFR3M+1.43%), 07/20/2032*	248,904	249,055
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	46,746	43,917
		1,599,682
Total Asset Backed Securities (cost $2,221,569)		2,248,036
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.3%
Commercial and Residential — 4.8%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	110,000	106,118
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(3)	18,310	15,459
Series 2020-R1, Class A1 0.99%, 04/25/2053*(3)	10,519	9,696
Series 2021-2, Class A1 0.99%, 04/25/2066*(3)	18,796	15,605
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2021-3, Class A1 1.07%, 05/25/2066*(3)	$ 34,146	$ 28,451
Series 2021-4, Class A2 1.24%, 01/20/2065*(3)	23,529	19,181
Series 2020-3, Class A1 1.69%, 04/25/2065*(3)	16,675	15,316
ARZ Trust
Series 2024-BILT, Class B 6.07%, 06/11/2029*	10,000	10,036
BANK
Series 2019-BN17, Class A4 3.71%, 04/15/2052	91,000	84,770
Series 2024-BNK47, Class A5 5.72%, 06/15/2057	55,000	56,568
BANK VRS
Series 2017-BNK8, Class XA 0.85%, 11/15/2050(3)(4)	807,840	16,000
Series 2020-BN26, Class XA 1.32%, 03/15/2063(3)(4)	966,151	48,525
BBCMS Mtg. Trust
Series 2024-C26, Class A5 5.83%, 05/15/2057	40,000	41,637
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 5.24%, 02/25/2036(3)	22,921	19,987
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.60%, 07/15/2051(3)(4)	288,087	3,986
Series 2018-B1, Class XA 0.66%, 01/15/2051(3)(4)	126,500	1,835
Series 2018-B8, Class XA 0.78%, 01/15/2052(3)(4)	893,133	19,061
Series 2019-B10, Class XA 1.39%, 03/15/2062(3)(4)	249,713	11,946
Series 2020-B22, Class XA 1.62%, 01/15/2054(3)(4)	148,741	11,022
Series 2020-B18, Class XA 1.91%, 07/15/2053(3)(4)	96,094	5,651
BMO Mtg. Trust
Series 2024-C9, Class A5 5.76%, 07/15/2057	53,000	54,590
BX Trust FRS
Series 2024-PAT, Class B 8.37%, (TSFR1M+3.04%), 03/15/2041*	10,000	9,987
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 5.43%, (H15T1Y+2.4%), 03/25/2036	9,456	8,634
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(3)	29,945	24,865
Series 2021-3, Class A1 0.96%, 09/27/2066*(3)	68,926	55,206
Series 2021-2, Class A3 1.34%, 08/25/2066*(3)	34,783	28,522
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	90,000	88,787
Series 2014-CR21, Class A3 3.53%, 12/10/2047	78,271	76,704
Series 2014-CR17, Class A5 3.98%, 05/10/2047	10,779	10,650

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Connecticut Avenue Securities Trust FRS
Series 2019-HRP1, Class M2 7.60%, (SOFR30A+2.26%), 11/25/2039*	$ 3,923	$ 3,923
Series 2024-R02, Class 1B1 7.84%, (SOFR30A+2.50%), 02/25/2044*	10,000	10,167
Series 2022-R01, Class 1B1 8.49%, (SOFR30A+3.15%), 12/25/2041*	54,000	55,850
Series 2017-C01, Class 1M2 9.00%, (SOFR30A+3.66%), 07/25/2029	9,542	9,866
Series 2016-C07, Class 2M2 9.80%, (SOFR30A+4.46%), 05/25/2029	16,425	17,245
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	15,085	7,182
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.84%, 06/15/2057(3)(4)	808,601	1,821
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(3)	58,809	47,320
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(3)	45,443	37,907
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(3)	38,781	33,484
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(3)	74,295	64,403
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(3)	82,877	72,725
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(3)	20,845	18,433
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	115,000	108,778
Series 2016-C1, Class ASB 3.04%, 05/10/2049	22,556	22,079
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.82%, 09/15/2053(3)(4)	97,970	4,960
DC Trust VRS
Series 2024-HLTN, Class A 5.93%, 04/13/2028*(3)	10,000	9,862
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2024-R02, Class 1M2 7.14%, (SOFR30A+1.80%), 02/25/2044*	10,000	10,095
Series 2023-R06, Class 1M2 8.04%, (SOFR30A+2.70%), 07/25/2043*	35,000	36,570
Series 2021-R01, Class 1B1 8.44%, (SOFR30A+3.10%), 10/25/2041*	51,800	53,312
Series 2023-R05, Class 1M2 8.44%, (SOFR30A+3.10%), 06/25/2043*	17,000	17,964
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 6.64%, 05/25/2035(3)	15,238	13,581
GCAT Trust VRS
Series 2021-NQM1, Class A1 0.87%, 01/25/2066*(3)	27,708	23,383
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(3)	48,647	40,099
Series 2021-NQM4, Class A1 1.09%, 08/25/2066*(3)	60,081	48,622
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2021-NQM7, Class A1 1.92%, 08/25/2066*(3)	$ 53,463	$ 48,268
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	109,589	88,527
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	30,000	29,466
GS Mtg. Securities Corp. II VRS
Series 2024-70P, Class B 5.89%, 03/10/2041*(3)	100,000	97,796
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.46%, 07/10/2051(3)(4)	1,039,722	12,953
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 4.31%, 03/25/2047(3)	8,395	5,018
Series 2006-AR2, Class 3A1 5.89%, 04/25/2036(3)	2,814	1,670
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 6.00%, (TSFR1M+0.38%), 05/25/2035	11,584	10,483
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	80,000	74,290
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	20,000	17,656
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 5.78%, 02/25/2035(3)	9,290	8,699
Series 2005-A1, Class 2A1 5.85%, 12/25/2034(3)	3,513	3,377
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(3)	4,796	4,731
Series 2018-1, Class A1 3.25%, 05/25/2062*(3)	12,322	12,045
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.02%, 12/15/2047(3)(4)	144,617	43
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.46%, 06/15/2050(3)(4)	88,458	2,180
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	17,159	6,062
MortgageIT Trust FRS
Series 2005-4, Class A1 6.02%, (TSFR1M+0.67%), 10/25/2035	12,589	12,154
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 6.96%, (TSFR1M+1.61%), 06/25/2057*	16,206	16,305
New Residential Mtg. Loan Trust VRS
Series 2016-2A, Class A1 3.75%, 11/26/2035*(3)	18,510	17,257
Series 2015-1A, Class A3 3.75%, 05/28/2052*(3)	8,212	7,644
Series 2016-4A, Class A1 3.75%, 11/25/2056*(3)	18,854	17,466
Series 2017-4A, Class A1 4.00%, 05/25/2057*(3)	17,762	16,682

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(3)	$ 62,992	$ 52,615
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(3)	3,580	3,134
OBX Trust VRS
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(3)	36,487	31,334
Series 2022-NQM1, Class A1 2.31%, 11/25/2061*(3)	74,168	64,306
Preston Ridge Partners Mtg.
Series 2020-4, Class A1 5.61%, 10/25/2025*(2)	55,987	55,949
PRPM LLC
Series 2021-7, Class A1 1.87%, 08/25/2026*(2)	53,294	52,092
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	85,000	76,899
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(3)	45,105	36,088
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(3)	26,175	23,303
Starwood Mtg. Residential Trust VRS
Series 2021-3, Class A1 1.13%, 06/25/2056*(3)	47,799	39,713
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(3)	87,506	74,214
Tyson Corner Mtg. Trust VRS
Series 2023-CRNR, Class A 6.80%, 12/10/2033*(3)	45,000	46,436
Verus Securitization Trust VRS
Series 2021-2, Class A1 1.03%, 02/25/2066*(3)	34,880	30,432
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 1.02%, 09/15/2057(3)(4)	518,345	4,036
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 6.36%, 10/25/2036(3)	5,570	4,859
		2,774,608
U.S. Government Agency — 1.5%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	68,000	64,780
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.64%, 01/25/2034(3)(4)	173,888	5,574
Series K064, Class X1 0.73%, 03/25/2027(3)(4)	285,619	3,920
Series K122, Class X1 0.97%, 11/25/2030(3)(4)	98,849	4,299
Series K121, Class X1 1.12%, 10/25/2030(3)(4)	109,929	5,437
Series K114, Class X1 1.21%, 06/25/2030(3)(4)	203,446	10,953
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series K104, Class X1 1.24%, 01/25/2030(3)(4)	$ 165,906	$ 8,269
Series K111, Class X1 1.68%, 05/25/2030(3)(4)	99,027	7,308
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	1,303	1,292
Series 3964, Class MD 2.00%, 01/15/2041	193	188
Series 5170, Class DP 2.00%, 07/25/2050	43,664	36,882
Series 4961, Class JB 2.50%, 12/15/2042	21,403	19,073
Series 3883, Class PB 3.00%, 05/15/2041	6,412	5,990
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	12,188	10,866
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 8.24%, (SOFR30A+2.90%), 04/25/2042*	20,000	20,786
Series 2023-DNA2, Class M1B 8.59%, (SOFR30A+3.25%), 04/25/2043*	15,000	15,881
Series 2021-HQA3, Class B1 8.69%, (SOFR30A+3.35%), 09/25/2041*	55,000	56,598
Series 2022-DNA4, Class M1B 8.69%, (SOFR30A+3.35%), 05/25/2042*	25,000	26,246
Series 2023-HQA2, Class M1B 8.69%, (SOFR30A+3.35%), 06/25/2043*	55,000	58,162
Series 2021-DNA6, Class B1 8.74%, (SOFR30A+3.40%), 10/25/2041*	55,000	56,961
Series 2023-HQA1, Class M1B 8.84%, (SOFR30A+3.50%), 05/25/2043*	50,000	53,024
Series 2022-HQA3, Class M1B 8.89%, (SOFR30A+3.55%), 08/25/2042*	10,000	10,559
Series 2021-DNA7, Class B1 8.99%, (SOFR30A+3.65%), 11/25/2041*	20,000	20,867
Series 2022-DNA6, Class M1B 9.04%, (SOFR30A+3.70%), 09/25/2042*	20,000	21,299
Series 2022-HQA2, Class M1B 9.34%, (SOFR30A+4.00%), 07/25/2042*	20,000	21,354
Series 2022-DNA5, Class M1B 9.84%, (SOFR30A+4.50%), 06/25/2042*	35,000	37,967
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	11,968	10,806
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	3,512	3,414
Series 2011-117, Class MA 2.00%, 08/25/2040	151	149
Series 2012-21, Class PQ 2.00%, 09/25/2041	3,844	3,537
Series 2012-18, Class GA 2.00%, 12/25/2041	6,908	6,240
Series 2016-11, Class GA 2.50%, 03/25/2046	9,946	8,986
Series 2019-54, Class KC 2.50%, 09/25/2049	36,840	33,318
Series 2015-48, Class QB 3.00%, 02/25/2043	7,188	6,890

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2016-38, Class NA 3.00%, 01/25/2046	$ 5,831	$ 5,275
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	25,397
Series 2017-34, Class JK 3.00%, 05/25/2047	3,695	3,530
Series 2019-45, Class PT 3.00%, 08/25/2049	14,993	13,248
Series 2012-52, Class PA 3.50%, 05/25/2042	5,939	5,583
Series 2017-26, Class CG 3.50%, 07/25/2044	4,812	4,707
Series 2018-23, Class LA 3.50%, 04/25/2048	14,172	13,074
Series 2019-14, Class CA 3.50%, 04/25/2049	15,319	14,363
Series 2017-35, Class AH 3.50%, 04/25/2053	5,783	5,647
Series 2017-84, Class KA 3.50%, 04/25/2053	7,015	6,768
Series 2018-70, Class HA 3.50%, 10/25/2056	10,452	10,015
Series 2019-12, Class HA 3.50%, 11/25/2057	15,250	14,256
Series 2017-49, Class JA 4.00%, 07/25/2053	6,073	5,948
Series 2022-90, Class AY 4.50%, 12/25/2041	70,000	65,585
Federal National Mtg. Assoc. REMIC VRS
Series 2019-M21, Class X3 1.27%, 06/25/2034(3)(4)	321,942	17,722
Government National Mtg. Assoc. REMIC
Series 2013-37, Class LG 2.00%, 01/20/2042	6,007	5,716
Series 2005-74, Class HB 7.50%, 09/16/2035	66	67
Series 2005-74, Class HC 7.50%, 09/16/2035	1,088	1,107
		875,883
Total Collateralized Mortgage Obligations (cost $4,114,742)		3,650,491
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 20.3%
U.S. Government — 7.7%
United States Treasury Bonds
1.25%, 05/15/2050	591,000	292,915
1.38%, 08/15/2050	190,000	97,234
2.25%, 08/15/2046 to 02/15/2052	210,000	135,255
2.50%, 02/15/2045	90,000	64,199
2.88%, 08/15/2045	370,000	281,012
3.00%, 08/15/2052	340,000	255,784
3.13%, 08/15/2044	600,000	479,508
3.38%, 05/15/2044(5)(6)	1,015,000	845,622
3.63%, 08/15/2043 to 05/15/2053	460,000	396,559
United States Treasury Bonds TIPS
0.25%, 02/15/2050(7)	262,175	159,988
0.63%, 02/15/2043(7)	6,818	5,118
0.75%, 02/15/2045(7)	119,822	89,724
0.88%, 02/15/2047(7)	45,456	34,120
1.38%, 02/15/2044(7)	40,356	34,579
United States Treasury Notes
3.50%, 04/30/2030	385,000	368,096
Security Description		Shares or Principal Amount	Value

U.S. Government (continued)
4.00%, 02/15/2034		$ 120,000	$ 116,475
4.50%, 11/15/2033		115,000	116,060
United States Treasury Notes TIPS
1.75%, 01/15/2034(7)		713,930	692,684
			4,464,932
U.S. Government Agency — 12.6%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051		325,226	255,430
2.50%, 01/01/2028 to 01/01/2052		442,012	361,514
3.00%, 08/01/2027		640	618
3.50%, 03/01/2042 to 09/01/2043		17,866	16,312
4.00%, 10/01/2043		8,703	8,178
4.50%, 01/01/2039 to 08/01/2052		172,701	162,843
5.00%, 05/01/2034 to 10/01/2052		539,645	522,744
5.50%, 07/01/2034 to 05/01/2037		2,483	2,495
6.00%, 08/01/2026		1,391	1,397
6.50%, 05/01/2029		250	256
Federal Home Loan Mtg. Corp. FRS
5.74%, (RFUCCT6M+1.49%), 02/01/2037		218	219
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051		973,438	766,278
2.50%, 02/01/2043 to 05/01/2051		216,584	179,960
2.97%, 06/01/2027		94,851	89,971
3.00%, 12/01/2027 to 06/01/2052		248,335	212,562
3.50%, 08/01/2043		49,675	45,699
4.50%, 01/01/2039 to 12/01/2052		326,251	308,280
5.00%, 05/01/2035 to 09/01/2052		216,731	210,117
5.50%, 12/01/2029 to 06/01/2038		68,413	68,604
6.00%, 12/01/2033 to 11/01/2038		4,994	5,083
7.00%, 06/01/2037		3,220	3,352
Federal National Mtg. Assoc. FRS
6.07%, (RFUCCT1Y+1.82%), 10/01/2040		411	425
6.47%, (RFUCCT1Y+1.57%), 05/01/2037		375	384
Government National Mtg. Assoc.
2.00%, 12/20/2050		47,772	38,707
2.50%, 07/20/2051		339,635	285,477
3.00%, 04/20/2051 to 05/20/2051		241,253	210,695
3.00%, July 30 TBA		500,000	435,586
3.50%, July 30 TBA		600,000	538,687
4.00%, 07/15/2041 to 10/15/2041		12,681	11,905
4.00%, July 30 TBA		75,000	69,302
4.50%, 06/15/2041 to 09/20/2052		246,849	235,530
6.00%, 11/15/2028		3,235	3,259
7.00%, 07/15/2033		1,296	1,323
Uniform Mtg. Backed Securities
1.50%, July 15 TBA		175,000	149,598
2.00%, July 15 TBA		175,000	153,754
2.00%, July 30 TBA		200,000	156,391
4.00%, July 30 TBA		425,000	388,858
4.50%, July 30 TBA		420,000	395,932
5.00%, July 30 TBA		200,000	193,281
5.50%, July 30 TBA		755,000	744,589
			7,235,595
Total U.S. Government & Agency Obligations (cost $12,972,695)			11,700,527
FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
Sovereign — 0.9%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	577,000	93,202
Government of Hungary
1.63%, 04/28/2032	EUR	80,000	70,565

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Macedonia
2.75%, 01/18/2025	EUR	100,000	$ 105,568
Government of Romania
2.63%, 12/02/2040*	EUR	65,000	45,145
2.75%, 04/14/2041	EUR	60,000	41,722
5.88%, 01/30/2029*		$ 30,000	29,808
Republic of Peru
3.00%, 01/15/2034		10,000	8,101
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	75,892
United Mexican States
4.75%, 03/08/2044		66,000	52,865
6.05%, 01/11/2040		6,000	5,794
Total Foreign Government Obligations (cost $685,202)			528,662
MUNICIPAL SECURITIES — 0.7%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		15,000	14,528
6.32%, 11/01/2029		30,000	30,064
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		10,000	8,464
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		70,000	65,498
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		65,000	62,385
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		30,000	30,785
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		10,000	10,883
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035		60,000	57,474
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		65,000	69,367
State of California General Obligation Bonds
7.30%, 10/01/2039		15,000	17,160
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035		29,101	29,066
Total Municipal Securities (cost $416,620)			395,674
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016 (cost $0)		10,000	3
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/06/2025; Strike Price CNY 7.69; Counterparty: Goldman Sachs International)		5,889,048	9,257
Security Description	Shares or Principal Amount	Value

Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. CNY (Expiration Date: 03/25/2024; Strike Price CNY 7.78; Counterparty: JPMorgan Chase Bank, N.A.)	5,933,065	$ 12,495
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/12/2024; Strike Price: CNY 7.79; Counterparty: JPMorgan Chase Bank, N.A.)	5,629,971	6
Total Purchased Options (cost $70,777)		21,758
Total Long-Term Investment Securities (cost $56,339,048)		59,079,090
REPURCHASE AGREEMENTS — 0.9%
Bank of America Securities LLC Joint Repurchase Agreement(8)	115,000	115,000
Barclays Capital, Inc. Joint Repurchase Agreement(8)	95,000	95,000
BNP Paribas SA Joint Repurchase Agreement(8)	95,000	95,000
Deutsche Bank AG Joint Repurchase Agreement(8)	115,000	115,000
RBS Securities, Inc. Joint Repurchase Agreement(8)	135,000	135,000
Total Repurchase Agreements (cost $555,000)		555,000
TOTAL INVESTMENTS (cost $56,894,048)	103.4%	59,634,090
Other assets less liabilities	(3.4)	(1,982,092)
NET ASSETS	100.0%	$57,651,998
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Moderate Growth Portfolio has no right to demand registration of these securities. At June 30, 2024, the aggregate value of these securities was $7,397,445 representing 12.8% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2024.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	See Note 2 for details of Joint Repurchase Agreements.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at June 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	65,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 710	$ 9,283	$ 9,993
Centrally Cleared	120,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	70	16,520	16,590
Centrally Cleared	230,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	1,000	5,893	6,893
Centrally Cleared	45,000	USD	Fixed 3.743	12-Month SOFR	Annual	Annual	Jun 2035	—	292	292
Centrally Cleared	90,000	USD	Fixed 3.873	12-Month SOFR	Annual	Annual	Jun 2035	—	(339)	(339)
Centrally Cleared	30,000	USD	Fixed 3.878	12-Month SOFR	Annual	Annual	Jun 2035	—	(125)	(125)
Centrally Cleared	70,000	USD	Fixed 3.671	12-Month SOFR	Annual	Annual	Jun 2035	—	849	849
Centrally Cleared	70,000	USD	Fixed 3.657	12-Month SOFR	Annual	Annual	Jun 2035	(5)	934	929
Centrally Cleared	35,000	USD	Fixed 3.655	12-Month SOFR	Annual	Annual	Jun 2035	—	471	471
Centrally Cleared	40,000	USD	Fixed 3.647	12-Month SOFR	Annual	Annual	Jun 2035	—	564	564
								$1,775	$34,342	$36,117
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
9	Long	Canada 10 Year Bonds	September 2024	$ 786,377	$ 789,905	$ 3,528
6	Long	U.S. Treasury 10 Year Notes	September 2024	657,041	659,906	2,865
5	Long	U.S. Treasury 2 Year Notes	September 2024	1,018,625	1,021,094	2,469
9	Long	U.S. Treasury 5 Year Notes	September 2024	953,848	959,204	5,356
6	Long	U.S. Treasury Ultra 10 Year Notes	September 2024	677,518	681,187	3,669
						$17,887
						Unrealized (Depreciation)
3	Long	E-Mini Russell 2000 Index	September 2024	$310,164	$309,750	$ (414)
1	Short	Euro Buxl 30 Year Bonds	September 2024	137,188	139,480	(2,292)
4	Short	Euro-BUND	September 2024	562,870	563,834	(964)
5	Short	U.S. Treasury Long Bonds	September 2024	584,969	591,563	(6,594)
						$(10,264)
		Net Unrealized Appreciation (Depreciation)				$7,623
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	424,000	USD	455,669	09/18/2024	$ —	$(108)
Goldman Sachs International	BRL	551,000	USD	101,413	09/18/2024	3,696	—
Natwest Markets PLC	USD	109,165	EUR	101,000	09/18/2024	—	(596)
Unrealized Appreciation (Depreciation)						$3,696	$(704)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$2,188,233	$—	$0	$2,188,233
Other Industries	30,694,218	—	—	30,694,218
Corporate Bonds & Notes	—	7,651,488	—	7,651,488
Asset Backed Securities	—	2,248,036	—	2,248,036
Collateralized Mortgage Obligations	—	3,650,491	—	3,650,491
U.S. Government & Agency Obligations	—	11,700,527	—	11,700,527
Foreign Government Obligations	—	528,662	—	528,662
Municipal Securities	—	395,674	—	395,674
Escrows and Litigation Trusts	—	3	—	3
Purchased Options	—	21,758	—	21,758
Repurchase Agreements	—	555,000	—	555,000
Total Investments at Value	$32,882,451	$26,751,639	$0	$59,634,090
Other Financial Instruments:†
Swaps	$—	$34,806	$—	$34,806
Futures Contracts	17,887	—	—	17,887
Forward Foreign Currency Contracts	—	3,696	—	3,696
Total Other Financial Instruments	$17,887	$38,502	$—	$56,389
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$464	$—	$464
Futures Contracts	10,264	—	—	10,264
Forward Foreign Currency Contracts	—	704	—	704
Total Other Financial Instruments	$10,264	$1,168	$—	$11,432
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.2%
Advertising — 0.3%
Stagwell, Inc.†	71,576	$ 488,148
Aerospace/Defense — 1.1%
AAR Corp.†	1,393	101,271
AeroVironment, Inc.†	1,176	214,220
Barnes Group, Inc.	2,133	88,327
Hexcel Corp.	14,695	917,703
Joby Aviation, Inc.†	3,514	17,921
Mercury Systems, Inc.†	2,197	59,297
Moog, Inc., Class A	1,824	305,155
National Presto Industries, Inc.	221	16,604
Triumph Group, Inc.†	3,233	49,821
		1,770,319
Agriculture — 0.5%
Andersons, Inc.	3,113	154,405
Darling Ingredients, Inc.†	6,094	223,954
Dole PLC	7,763	95,019
Fresh Del Monte Produce, Inc.	2,262	49,425
Universal Corp.	1,034	49,828
Vector Group, Ltd.	5,629	59,499
Vital Farms, Inc.†	2,182	102,052
		734,182
Airlines — 0.5%
Alaska Air Group, Inc.†	5,338	215,655
Allegiant Travel Co.	608	30,540
JetBlue Airways Corp.†	14,308	87,136
SkyWest, Inc.†	4,851	398,122
Sun Country Airlines Holdings, Inc.†	1,595	20,033
		751,486
Apparel — 1.3%
Crocs, Inc.†	1,239	180,820
Hanesbrands, Inc.†	14,789	72,910
Kontoor Brands, Inc.	2,090	138,253
Oxford Industries, Inc.	5,987	599,598
Steven Madden, Ltd.	17,654	746,764
VF Corp.	13,902	187,677
Wolverine World Wide, Inc.	3,362	45,454
		1,971,476
Auto Manufacturers — 0.1%
Blue Bird Corp.†	2,062	111,039
Wabash National Corp.	1,894	41,365
		152,404
Auto Parts & Equipment — 1.0%
American Axle & Manufacturing Holdings, Inc.†	4,945	34,566
Dana, Inc.	5,427	65,775
Dorman Products, Inc.†	1,174	107,397
Fox Factory Holding Corp.	8,061	388,460
Gentherm, Inc.†	8,176	403,240
Goodyear Tire & Rubber Co.†	12,985	147,380
Phinia, Inc.	6,767	266,349
Standard Motor Products, Inc.	789	21,879
Titan International, Inc.†	9,780	72,470
XPEL, Inc.†	895	31,826
		1,539,342
Banks — 7.3%
Amalgamated Financial Corp.	3,853	105,572
Ameris Bancorp	6,805	342,632
Associated Banc-Corp	1,603	33,903
Security Description	Shares or Principal Amount	Value

Banks (continued)
Atlantic Union Bankshares Corp.	3,776	$ 124,042
BancFirst Corp.	611	53,585
Bancorp, Inc.†	3,953	149,265
Bank of Hawaii Corp.	1,670	95,541
Bank of N.T. Butterfield & Son, Ltd.	9,190	322,753
BankUnited, Inc.	4,554	133,296
Banner Corp.	3,377	167,634
Business First Bancshares, Inc.	3,054	66,455
Byline Bancorp, Inc.	691	16,404
Cathay General Bancorp	3,063	115,536
Central Pacific Financial Corp.	2,117	44,880
City Holding Co.	621	65,981
CNB Financial Corp.	1,205	24,594
Coastal Financial Corp.†	1,676	77,331
Comerica, Inc.	5,577	284,650
Community Bank System, Inc.	2,220	104,806
ConnectOne Bancorp, Inc.	7,799	147,323
Customers Bancorp, Inc.†	3,522	168,986
CVB Financial Corp.	5,580	96,199
Dime Community Bancshares, Inc.	1,475	30,090
Eagle Bancorp, Inc.	1,270	24,003
Eastern Bankshares, Inc.	11,317	158,212
Enterprise Financial Services Corp.	3,619	148,053
Equity Bancshares, Inc., Class A	2,508	88,282
FB Financial Corp.	1,482	57,842
First Bancorp	1,732	55,285
First BanCorp/Puerto Rico	52,970	968,821
First Bancshares, Inc.	2,733	71,003
First Commonwealth Financial Corp.	4,290	59,245
First Financial Bancorp	4,016	89,236
First Financial Corp.	1,206	44,477
First Hawaiian, Inc.	5,378	111,647
First Interstate BancSystem, Inc., Class A	602	16,718
First Merchants Corp.	16,702	556,010
First Mid Bancshares, Inc.	1,105	36,332
Fulton Financial Corp.	7,646	129,829
Glacier Bancorp, Inc.	1,555	58,033
Hancock Whitney Corp.	622	29,750
Hanmi Financial Corp.	2,823	47,201
Heartland Financial USA, Inc.	776	34,493
Heritage Commerce Corp.	10,711	93,186
Heritage Financial Corp.	1,459	26,306
Hilltop Holdings, Inc.	4,715	147,485
Home BancShares, Inc.	2,705	64,812
Hope Bancorp, Inc.	9,220	99,023
Independent Bank Corp.	1,786	90,586
Independent Bank Group, Inc.	1,514	68,917
Lakeland Financial Corp.	1,073	66,011
Mercantile Bank Corp.	241	9,777
Merchants Bancorp	2,920	118,377
Mid Penn Bancorp, Inc.	245	5,378
MidWestOne Financial Group, Inc.	386	8,681
MVB Financial Corp.	111	2,069
National Bank Holdings Corp., Class A	2,210	86,300
NBT Bancorp, Inc.	1,983	76,544
OFG Bancorp	6,523	244,286
Old National Bancorp	10,787	185,429
Old Second Bancorp, Inc.	6,717	99,479
Park National Corp.	605	86,116
Pathward Financial, Inc.	3,068	173,557
Peapack-Gladstone Financial Corp.	456	10,328
Pinnacle Financial Partners, Inc.	847	67,794
Popular, Inc.	2,850	252,025

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Preferred Bank	1,122	$ 84,700
Premier Financial Corp.	819	16,757
QCR Holdings, Inc.	2,024	121,440
Renasant Corp.	2,370	72,380
S&T Bancorp, Inc.	1,608	53,691
Seacoast Banking Corp. of Florida	24,444	577,856
ServisFirst Bancshares, Inc.	2,064	130,424
Simmons First National Corp., Class A	5,279	92,805
South Plains Financial, Inc.	136	3,672
Southside Bancshares, Inc.	1,797	49,615
SouthState Corp.	6,894	526,839
Stellar Bancorp, Inc.	1,983	45,530
Texas Capital Bancshares, Inc.†	502	30,692
Tompkins Financial Corp.	527	25,770
Towne Bank	1,309	35,696
TriCo Bancshares	13,508	534,512
Triumph Financial, Inc.†	908	74,229
TrustCo Bank Corp.	800	23,016
Trustmark Corp.	2,574	77,323
UMB Financial Corp.	569	47,466
United Bankshares, Inc.	1,080	35,035
United Community Banks, Inc.	20,119	512,230
Unity Bancorp, Inc.	160	4,731
Veritex Holdings, Inc.	4,671	98,511
Walker & Dunlop, Inc.	1,418	139,248
WesBanco, Inc.	1,071	29,892
Westamerica BanCorp	1,122	54,451
Wintrust Financial Corp.	1,814	178,788
		11,315,695
Beverages — 0.4%
MGP Ingredients, Inc.	658	48,955
National Beverage Corp.	984	50,420
Primo Water Corp.	16,208	354,307
Vita Coco Co., Inc.†	6,964	193,948
		647,630
Biotechnology — 4.2%
ACADIA Pharmaceuticals, Inc.†	5,675	92,219
Akero Therapeutics, Inc.†	5,496	128,936
Allogene Therapeutics, Inc.†	9,582	22,326
Amicus Therapeutics, Inc.†	17,392	172,529
ANI Pharmaceuticals, Inc.†	1,262	80,364
Annexon, Inc.†	36,284	177,792
Arcus Biosciences, Inc.†	2,296	34,968
Arcutis Biotherapeutics, Inc.†	26,969	250,812
Arrowhead Pharmaceuticals, Inc.†	1,830	47,562
Axsome Therapeutics, Inc.†	3,128	251,804
Biohaven, Ltd.†	260	9,025
Blueprint Medicines Corp.†	974	104,978
Bridgebio Pharma, Inc.†	1,021	25,862
Cartesian Therapeutics, Inc.†	6,670	180,157
Certara, Inc.†	4,533	62,782
Crinetics Pharmaceuticals, Inc.†	4,733	211,991
Cytek Biosciences, Inc.†	4,031	22,493
Dynavax Technologies Corp.†	5,506	61,832
Esperion Therapeutics, Inc.†	32,372	71,866
Evolus, Inc.†	41,122	446,174
Immunovant, Inc.†	3,328	87,859
Innoviva, Inc.†	2,312	37,917
Insmed, Inc.†	3,163	211,921
Intellia Therapeutics, Inc.†	1,853	41,470
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Intra-Cellular Therapies, Inc.†	5,896	$ 403,817
iTeos Therapeutics, Inc.†	9,619	142,746
Krystal Biotech, Inc.	1,045	191,904
Kyverna Therapeutics, Inc.†	4,464	33,480
Ligand Pharmaceuticals, Inc.†	710	59,825
MeiraGTx Holdings PLC†	6,904	29,066
Mersana Therapeutics, Inc.†	25,521	51,297
Myriad Genetics, Inc.†	3,807	93,119
NeoGenomics, Inc.†	62,029	860,342
OmniAb, Inc. (Earnout Shares 12.50)†(1)	927	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	927	0
Ovid therapeutics, Inc.†	31,507	24,235
PTC Therapeutics, Inc.†	1,780	54,432
Recursion Pharmaceuticals, Inc., Class A†	17,064	127,980
REGENXBIO, Inc.†	1,906	22,300
Replimune Group, Inc.†	4,675	42,075
REVOLUTION Medicines, Inc.†	6,371	247,258
Sage Therapeutics, Inc.†	2,257	24,511
Sana Biotechnology, Inc.†	50	273
SpringWorks Therapeutics, Inc.†	4,250	160,097
Sutro Biopharma, Inc.†	506	1,483
Syndax Pharmaceuticals, Inc.†	5,480	112,504
Taysha Gene Therapies, Inc.†	63,711	142,713
Travere Therapeutics, Inc.†	6,618	54,400
Tyra Biosciences, Inc.†	7,819	125,026
Ventyx Biosciences, Inc.†	18,208	42,060
Vericel Corp.†	2,044	93,779
Viking Therapeutics, Inc.†	8,449	447,881
Vir Biotechnology, Inc.†	3,663	32,601
Xencor, Inc.†	4,095	77,518
		6,534,361
Building Materials — 2.5%
American Woodmark Corp.†	667	52,426
Apogee Enterprises, Inc.	1,796	112,852
Armstrong World Industries, Inc.	1,841	208,475
Boise Cascade Co.	2,666	317,840
Gibraltar Industries, Inc.†	2,009	137,717
Griffon Corp.	7,040	449,574
Hayward Holdings, Inc.†	58,733	722,416
Knife River Corp.†	1,119	78,487
Masterbrand, Inc.†	5,342	78,420
Modine Manufacturing Co.†	3,440	344,654
Simpson Manufacturing Co., Inc.	4,262	718,275
SPX Technologies, Inc.†	1,945	276,462
Summit Materials, Inc., Class A†	2,954	108,146
UFP Industries, Inc.	2,833	317,296
		3,923,040
Chemicals — 3.4%
AdvanSix, Inc.	1,128	25,854
Arcadium Lithium PLC†	3,194	10,732
Ashland, Inc.	6,132	579,413
Avient Corp.	2,098	91,578
Balchem Corp.	5,898	907,997
Cabot Corp.	2,002	183,964
Ecovyst, Inc.†	1,209	10,845
Element Solutions, Inc.	31,344	850,049
H.B. Fuller Co.	3,682	283,367
Hawkins, Inc.	801	72,891
Ingevity Corp.†	2,142	93,627
Innospec, Inc.	1,590	196,508
Koppers Holdings, Inc.	892	32,995

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Mativ Holdings, Inc.	2,285	$ 38,753
Minerals Technologies, Inc.	1,357	112,848
Orion SA	38,268	839,600
Quaker Chemical Corp.	583	98,935
Rogers Corp.†	4,780	576,516
Sensient Technologies Corp.	1,782	132,206
Stepan Co.	898	75,396
Tronox Holdings PLC	4,346	68,189
		5,282,263
Coal — 0.7%
Alpha Metallurgical Resources, Inc.	1,068	299,606
Arch Resources, Inc.	1,392	211,904
CONSOL Energy, Inc.†	1,367	139,475
Peabody Energy Corp.	5,172	114,405
SunCoke Energy, Inc.	5,213	51,087
Warrior Met Coal, Inc.	3,658	229,613
		1,046,090
Commercial Services — 5.4%
ABM Industries, Inc.	10,356	523,703
Adtalem Global Education, Inc.†	3,766	256,879
Alarm.com Holdings, Inc.†	2,111	134,133
AMN Healthcare Services, Inc.†	2,307	118,188
API Group Corp.†	8,810	331,520
Arlo Technologies, Inc.†	4,105	53,529
Barrett Business Services, Inc.	3,084	101,063
Brink's Co.	1,389	142,234
CBIZ, Inc.†	2,322	172,060
Cleanspark, Inc.†	646	10,304
CoreCivic, Inc.†	4,680	60,746
Cross Country Healthcare, Inc.†	1,375	19,030
Deluxe Corp.	1,853	41,618
EVERTEC, Inc.	6,484	215,593
Flywire Corp.†	6,664	109,223
GEO Group, Inc.†	5,607	80,517
Green Dot Corp., Class A†	1,925	18,191
Healthcare Services Group, Inc.†	3,098	32,777
Heidrick & Struggles International, Inc.	852	26,906
Herc Holdings, Inc.	901	120,094
Hertz Global Holdings, Inc.†	5,532	19,528
Huron Consulting Group, Inc.†	1,609	158,486
Information Services Group, Inc.	8,009	23,546
John Wiley & Sons, Inc., Class A	3,317	135,002
Kelly Services, Inc., Class A	1,355	29,011
Korn Ferry	2,195	147,372
Laureate Education, Inc.	5,512	82,349
LiveRamp Holdings, Inc.†	43,371	1,341,899
Matthews International Corp., Class A	1,292	32,365
Mister Car Wash, Inc.†	3,898	27,754
Monro, Inc.	1,258	30,016
Payoneer Global, Inc.†	10,656	59,034
Perdoceo Education Corp.	6,606	141,500
PROG Holdings, Inc.	1,816	62,979
Progyny, Inc.†	18,682	534,492
Remitly Global, Inc.†	3,621	43,887
Repay Holdings Corp.†	1,850	19,536
Robert Half, Inc.	4,348	278,185
Sabre Corp.†	16,066	42,896
Strategic Education, Inc.	922	102,029
Stride, Inc.†	3,465	244,282
TriNet Group, Inc.	2,588	258,800
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
TrueBlue, Inc.†	1,287	$ 13,256
UL Solutions, Inc.	9,488	400,299
Upbound Group, Inc.	1,884	57,839
V2X, Inc.†	13,354	640,458
Valvoline, Inc.†	19,895	859,464
Vestis Corp.	5,530	67,632
Viad Corp.†	1,597	54,298
		8,476,502
Computers — 3.4%
3D Systems Corp.†	5,613	17,232
ASGN, Inc.†	10,411	917,938
CACI International, Inc., Class A†	575	247,325
Corsair Gaming, Inc.†	1,836	20,269
DXC Technology Co.†	7,526	143,671
Insight Enterprises, Inc.†	2,663	528,233
Integral Ad Science Holding Corp.†	1,298	12,616
KBR, Inc.	2,369	151,948
Lumentum Holdings, Inc.†	16,867	858,868
NCR Atleos Corp.†	2,882	77,872
NCR Voyix Corp.†	5,795	71,568
NetScout Systems, Inc.†	3,004	54,943
Qualys, Inc.†	1,206	171,976
Rapid7, Inc.†	3,063	132,413
Science Applications International Corp.	5,872	690,253
Super Micro Computer, Inc.†	542	444,088
Unisys Corp.†	23,901	98,711
WNS Holdings, Ltd.†	13,358	701,295
		5,341,219
Cosmetics/Personal Care — 0.3%
e.l.f. Beauty, Inc.†	1,203	253,496
Edgewell Personal Care Co.	3,261	131,059
Inter Parfums, Inc.	754	87,487
		472,042
Distribution/Wholesale — 0.6%
G-III Apparel Group, Ltd.†	1,683	45,559
Hudson Technologies, Inc.†	671	5,898
OPENLANE, Inc.†	4,556	75,584
Resideo Technologies, Inc.†	9,409	184,040
Rush Enterprises, Inc., Class A	7,405	310,047
ScanSource, Inc.†	2,457	108,870
WESCO International, Inc.	846	134,108
		864,106
Diversified Financial Services — 3.7%
Air Lease Corp.	4,357	207,088
Artisan Partners Asset Management, Inc., Class A	2,941	121,375
AssetMark Financial Holdings, Inc.†	479	16,550
B. Riley Financial, Inc.	688	12,136
BGC Group, Inc., Class A	16,149	134,037
Bread Financial Holdings, Inc.	2,086	92,952
BrightSphere Investment Group, Inc.	3,145	69,725
Cohen & Steers, Inc.	1,106	80,251
Enact Holdings, Inc.	5,908	181,139
Encore Capital Group, Inc.†	10,798	450,601
Enova International, Inc.†	3,920	244,020
EZCORP, Inc., Class A†	2,186	22,887
Federal Agricultural Mtg. Corp., Class C	176	31,824
Houlihan Lokey, Inc.	4,340	585,292
International Money Express, Inc.†	3,107	64,750
LendingClub Corp.†	5,390	45,599
Moelis & Co., Class A	2,960	168,306

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Mr. Cooper Group, Inc.†	5,586	$ 453,751
Navient Corp.	3,387	49,315
PennyMac Financial Services, Inc.	1,830	173,118
Perella Weinberg Partners	54,323	882,749
Piper Sandler Cos.	1,265	291,165
PJT Partners, Inc., Class A	928	100,141
PRA Group, Inc.†	1,655	32,537
Radian Group, Inc.	11,818	367,540
StepStone Group, Inc., Class A	2,188	100,407
StoneX Group, Inc.†	1,996	150,319
Victory Capital Holdings, Inc., Class A	4,466	213,162
Virtu Financial, Inc., Class A	3,723	83,581
Virtus Investment Partners, Inc.	1,267	286,152
WisdomTree, Inc.	4,696	46,537
World Acceptance Corp.†	141	17,425
		5,776,431
Electric — 0.8%
Avista Corp.	3,289	113,832
Clearway Energy, Inc., Class A	2,567	58,168
Clearway Energy, Inc., Class C	7,650	188,879
IDACORP, Inc.	1,406	130,969
MGE Energy, Inc.	1,522	113,724
Northwestern Energy Group, Inc.	992	49,680
Otter Tail Corp.	1,759	154,071
Portland General Electric Co.	5,372	232,285
Unitil Corp.	4,608	238,648
		1,280,256
Electrical Components & Equipment — 0.2%
Encore Wire Corp.	664	192,447
Energizer Holdings, Inc.	2,808	82,949
Insteel Industries, Inc.	819	25,356
Powell Industries, Inc.	388	55,639
		356,391
Electronics — 2.0%
Advanced Energy Industries, Inc.	1,575	171,297
Atkore, Inc.	2,324	313,577
Badger Meter, Inc.	1,236	230,329
Benchmark Electronics, Inc.	6,327	249,664
Brady Corp., Class A	1,884	124,382
CTS Corp.	1,286	65,110
Enovix Corp.†	9,270	143,314
ESCO Technologies, Inc.	9,929	1,042,942
Itron, Inc.†	1,930	190,993
Knowles Corp.†	3,775	65,157
Mesa Laboratories, Inc.	216	18,742
OSI Systems, Inc.†	1,168	160,624
Plexus Corp.†	1,152	118,863
Sanmina Corp.†	2,333	154,561
TTM Technologies, Inc.†	4,281	83,180
Turtle Beach Corp.†	639	9,163
Vicor Corp.†	952	31,568
		3,173,466
Energy-Alternate Sources — 0.2%
Green Plains, Inc.†	3,868	61,346
REX American Resources Corp.†	996	45,408
SolarEdge Technologies, Inc.†	2,410	60,876
Sunnova Energy International, Inc.†	2,010	11,216
Security Description	Shares or Principal Amount	Value

Energy-Alternate Sources (continued)
SunPower Corp.†	3,617	$ 10,706
Sunrun, Inc.†	9,324	110,583
		300,135
Engineering & Construction — 1.9%
Arcosa, Inc.	4,708	392,694
Comfort Systems USA, Inc.	1,270	386,232
Construction Partners, Inc., Class A†	1,738	95,955
Dycom Industries, Inc.†	1,224	206,562
Frontdoor, Inc.†	3,272	110,561
Granite Construction, Inc.	1,857	115,078
IES Holdings, Inc.†	735	102,408
MYR Group, Inc.†	3,037	412,151
NV5 Global, Inc.†	543	50,483
Primoris Services Corp.	19,120	953,897
Sterling Infrastructure, Inc.†	1,623	192,066
		3,018,087
Entertainment — 0.5%
Accel Entertainment, Inc.†	5,690	58,379
Cinemark Holdings, Inc.†	4,488	97,031
Everi Holdings, Inc.†	6,771	56,876
Golden Entertainment, Inc.	913	28,403
Light & Wonder, Inc.†	804	84,324
Lions Gate Entertainment Corp., Class A†	5,968	56,219
Madison Square Garden Sports Corp.†	702	132,067
Monarch Casino & Resort, Inc.	552	37,608
Penn Entertainment, Inc.†	6,286	121,666
Six Flags Entertainment Corp.	3,049	101,044
United Parks & Resorts, Inc.†	940	51,051
		824,668
Environmental Control — 0.2%
Enviri Corp.†	3,370	29,083
Tetra Tech, Inc.	1,389	284,023
		313,106
Food — 1.4%
B&G Foods, Inc.	3,325	26,866
Calavo Growers, Inc.	749	17,002
Cal-Maine Foods, Inc.	3,003	183,513
Chefs' Warehouse, Inc.†	22,363	874,617
Grocery Outlet Holding Corp.†	4,201	92,926
Hain Celestial Group, Inc.†	3,779	26,113
J&J Snack Foods Corp.	652	105,865
John B. Sanfilippo & Son, Inc.	1,107	107,567
Simply Good Foods Co.†	6,606	238,675
SpartanNash Co.	1,450	27,202
Sprouts Farmers Market, Inc.†	2,697	225,631
SunOpta, Inc.†	8,978	48,481
Tootsie Roll Industries, Inc.	745	22,775
TreeHouse Foods, Inc.†	2,014	73,793
United Natural Foods, Inc.†	2,500	32,750
WK Kellogg Co.	2,782	45,792
		2,149,568
Forest Products & Paper — 0.1%
Mercer International, Inc.	1,854	15,833
Sylvamo Corp.	1,471	100,911
		116,744
Gas — 1.0%
Chesapeake Utilities Corp.	6,938	736,816
New Jersey Resources Corp.	1,757	75,094

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas (continued)
Northwest Natural Holding Co.	2,941	$ 106,199
ONE Gas, Inc.	10,648	679,875
		1,597,984
Hand/Machine Tools — 0.2%
Enerpac Tool Group Corp.	2,282	87,127
Franklin Electric Co., Inc.	1,667	160,565
Kennametal, Inc.	3,309	77,894
		325,586
Healthcare-Products — 4.6%
Adaptive Biotechnologies Corp.†	704	2,548
Alphatec Holdings, Inc.†	4,760	49,742
AngioDynamics, Inc.†	7,118	43,064
Artivion, Inc.†	1,668	42,784
AtriCure, Inc.†	4,664	106,199
Atrion Corp.	413	186,854
Avanos Medical, Inc.†	1,931	38,465
BioLife Solutions, Inc.†	1,530	32,788
CONMED Corp.	1,296	89,839
Embecta Corp.	2,426	30,325
Glaukos Corp.†	2,119	250,784
Haemonetics Corp.†	9,814	811,912
ICU Medical, Inc.†	13,971	1,659,056
Inari Medical, Inc.†	2,177	104,822
Inmode, Ltd.†	2,465	44,962
Inogen, Inc.†	18,111	147,242
Integer Holdings Corp.†	1,409	163,148
Integra LifeSciences Holdings Corp.†	2,884	84,040
iRhythm Technologies, Inc.†	3,694	397,622
Lantheus Holdings, Inc.†	3,568	286,475
LeMaitre Vascular, Inc.	840	69,115
Merit Medical Systems, Inc.†	2,444	210,062
Natera, Inc.†	5,251	568,631
OmniAb, Inc.†	3,825	14,344
Omnicell, Inc.†	3,051	82,591
Patterson Cos., Inc.	3,354	80,898
PROCEPT BioRobotics Corp.†	3,706	226,399
Pulmonx Corp.†	20,252	128,398
Quanterix Corp.†	1,322	17,464
RxSight, Inc.†	3,484	209,632
SI-BONE, Inc.†	3,018	39,023
STAAR Surgical Co.†	2,066	98,362
Tandem Diabetes Care, Inc.†	2,717	109,468
TransMedics Group, Inc.†	1,935	291,450
Treace Medical Concepts, Inc.†	2,412	16,040
Twist Bioscience Corp.†	5,758	283,754
UFP Technologies, Inc.†	297	78,369
Varex Imaging Corp.†	1,720	25,336
		7,122,007
Healthcare-Services — 2.2%
Astrana Health, Inc.†	1,780	72,197
Addus HomeCare Corp.†	743	86,270
CorVel Corp.†	381	96,877
Enhabit, Inc.†	35,792	319,265
Ensign Group, Inc.	2,375	293,764
Fortrea Holdings, Inc.†	3,761	87,782
Fulgent Genetics, Inc.†	2,362	46,342
HealthEquity, Inc.†	3,291	283,684
Medpace Holdings, Inc.†	932	383,844
National HealthCare Corp.	1,101	119,348
OPKO Health, Inc.†	22,927	28,659
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Oscar Health, Inc., Class A†	14,865	$ 235,164
Pediatrix Medical Group, Inc. †	3,483	26,297
RadNet, Inc.†	2,797	164,799
Select Medical Holdings Corp.	4,485	157,244
Surgery Partners, Inc.†	1,134	26,978
Tenet Healthcare Corp.†	1,032	137,287
U.S. Physical Therapy, Inc.	9,472	875,402
		3,441,203
Home Builders — 2.1%
Cavco Industries, Inc.†	2,891	1,000,777
Century Communities, Inc.	2,071	169,118
Forestar Group, Inc.†	2,145	68,619
Green Brick Partners, Inc.†	2,440	139,666
Installed Building Products, Inc.	1,657	340,812
KB Home	1,745	122,464
Landsea Homes Corp.†	4,226	38,837
LCI Industries	1,071	110,720
LGI Homes, Inc.†	862	77,140
M/I Homes, Inc.†	1,829	223,394
Meritage Homes Corp.	2,515	407,053
Taylor Morrison Home Corp.†	3,381	187,443
Tri Pointe Homes, Inc.†	7,442	277,214
Winnebago Industries, Inc.	1,231	66,720
		3,229,977
Home Furnishings — 0.6%
Ethan Allen Interiors, Inc.	962	26,830
Leggett & Platt, Inc.	5,638	64,611
MillerKnoll, Inc.	10,805	286,224
Sonos, Inc.†	36,984	545,884
Xperi, Inc.†	7,355	60,385
		983,934
Household Products/Wares — 0.2%
Central Garden & Pet Co.†	401	15,439
Central Garden & Pet Co., Class A†	2,279	75,275
Quanex Building Products Corp.	3,534	97,715
WD-40 Co.	570	125,195
		313,624
Housewares — 0.1%
Newell Brands, Inc.	16,068	102,996
Insurance — 3.3%
Ambac Financial Group, Inc.†	1,902	24,384
AMERISAFE, Inc.	805	35,331
Assured Guaranty, Ltd.	2,175	167,801
Axis Capital Holdings, Ltd.	9,567	675,909
Bowhead Specialty Holdings, Inc.	13,676	346,550
CNO Financial Group, Inc.	2,434	67,470
Employers Holdings, Inc.	1,066	45,444
Essent Group, Ltd.	3,254	182,842
Genworth Financial, Inc., Class A†	23,588	142,472
Goosehead Insurance, Inc., Class A†	1,062	61,001
HCI Group, Inc.	308	28,388
Horace Mann Educators Corp.	1,723	56,204
Jackson Financial, Inc., Class A	5,231	388,454
Kemper Corp.	18,292	1,085,264
Lincoln National Corp.	7,152	222,427
Mercury General Corp.	1,118	59,411
NMI Holdings, Inc., Class A†	8,264	281,307
Palomar Holdings, Inc.†	1,843	149,559
ProAssurance Corp.†	2,146	26,224

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Reinsurance Group of America, Inc.	3,341	$ 685,807
RLI Corp.	705	99,186
Safety Insurance Group, Inc.	624	46,819
Selective Insurance Group, Inc.	746	69,997
SiriusPoint, Ltd.†	3,873	47,251
Skyward Specialty Insurance Group, Inc.†	492	17,801
Stewart Information Services Corp.	1,160	72,013
Trupanion, Inc.†	1,520	44,688
United Fire Group, Inc.	894	19,212
		5,149,216
Internet — 1.6%
Beyond, Inc.†	2,257	29,522
Blade Air Mobility, Inc.†	11,425	39,759
Cargurus, Inc.†	8,554	224,115
Cars.com, Inc.†	2,587	50,964
Cogent Communications Holdings, Inc.	1,775	100,181
ePlus, Inc.†	1,121	82,595
HealthStream, Inc.	1,010	28,179
Hims & Hers Health, Inc.†	12,273	247,792
IAC, Inc.†	12,342	578,223
Lands' End, Inc.†	874	11,878
Liquidity Services, Inc.†	936	18,701
Magnite, Inc.†	8,597	114,254
Open Lending Corp.†	15,151	84,543
Opendoor Technologies, Inc.†	17,881	32,901
OptimizeRx Corp.†	2,296	22,960
Perficient, Inc.†	1,479	110,614
Q2 Holdings, Inc.†	1,465	88,383
QuinStreet, Inc.†	5,751	95,409
Shutterstock, Inc.	2,743	106,154
Solo Brands, Inc., Class A†	7,811	17,809
Sprinklr, Inc.†	5,040	48,485
TechTarget, Inc.†	1,093	34,069
TripAdvisor, Inc.†	4,576	81,498
Upwork, Inc.†	2,565	27,574
Vivid Seats, Inc., Class A†	6,781	38,991
Yelp, Inc.†	6,913	255,435
		2,570,988
Investment Companies — 1.1%
Cannae Holdings, Inc.	2,608	47,309
Compass Diversified Holdings	30,894	676,270
Hut 8 Corp.†	14,810	222,002
Marathon Digital Holdings, Inc.†	26,028	516,656
Riot Platforms, Inc.†	23,151	211,600
		1,673,837
Iron/Steel — 0.6%
ATI, Inc.†	5,899	327,100
Carpenter Technology Corp.	2,087	228,693
Commercial Metals Co.	5,791	318,447
Haynes International, Inc.	534	31,346
Worthington Steel, Inc.	1,293	43,134
		948,720
Leisure Time — 0.3%
Acushnet Holdings Corp.	1,577	100,108
OneSpaWorld Holdings, Ltd.†	8,613	132,382
Topgolf Callaway Brands Corp.†	5,946	90,974
Vista Outdoor, Inc.†	2,448	92,167
		415,631
Security Description	Shares or Principal Amount	Value

Lodging — 0.2%
Boyd Gaming Corp.	1,450	$ 79,895
Hilton Grand Vacations, Inc.†	6,151	248,685
		328,580
Machinery-Construction & Mining — 0.2%
Astec Industries, Inc.	958	28,414
Bloom Energy Corp., Class A†	1,933	23,660
Terex Corp.	3,756	205,979
		258,053
Machinery-Diversified — 1.8%
Alamo Group, Inc.	436	75,428
Albany International Corp., Class A	11,171	943,391
Applied Industrial Technologies, Inc.	1,364	264,616
Cactus, Inc., Class A	10,455	551,397
DXP Enterprises, Inc.†	549	25,166
Ichor Holdings, Ltd.†	1,408	54,278
Kornit Digital, Ltd.†	16,269	238,178
Lindsay Corp.	464	57,016
Mueller Water Products, Inc., Class A	9,006	161,387
Tennant Co.	800	78,752
Thermon Group Holdings, Inc.†	3,193	98,217
Watts Water Technologies, Inc., Class A	1,515	277,806
		2,825,632
Media — 0.3%
AMC Networks, Inc., Class A†	1,301	12,568
Cable One, Inc.	191	67,614
Gray Television, Inc.	6,611	34,377
Liberty Latin America, Ltd., Class C†	19,415	186,772
Scholastic Corp.	1,071	37,989
Thryv Holdings, Inc.†	5,015	89,367
		428,687
Metal Fabricate/Hardware — 1.2%
Metallus, Inc.†	1,642	33,283
AZZ, Inc.	1,249	96,485
Helios Technologies, Inc.	6,529	311,760
Janus International Group, Inc.†	48,498	612,530
Mueller Industries, Inc.	11,445	651,678
Northwest Pipe Co.†	620	21,062
Olympic Steel, Inc.	1,004	45,009
Proto Labs, Inc.†	1,065	32,898
Standex International Corp.	499	80,414
Worthington Enterprises, Inc.	1,287	60,914
		1,946,033
Mining — 0.2%
Century Aluminum Co.†	2,184	36,582
Coeur Mining, Inc.†	3,119	17,529
Compass Minerals International, Inc.	1,426	14,731
Constellium SE†	4,694	88,482
Hecla Mining Co.	14,926	72,391
Kaiser Aluminum Corp.	670	58,893
Uranium Energy Corp.†	14,253	85,660
		374,268
Miscellaneous Manufacturing — 1.8%
Enpro, Inc.	4,744	690,584
Fabrinet†	3,033	742,448
Federal Signal Corp.	2,570	215,032
Hillenbrand, Inc.	2,953	118,179
John Bean Technologies Corp.	1,339	127,165
Materion Corp.	6,882	744,151

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing (continued)
Myers Industries, Inc.	1,564	$ 20,926
Sturm Ruger & Co., Inc.	732	30,488
Trinity Industries, Inc.	3,442	102,984
		2,791,957
Office Furnishings — 0.1%
HNI Corp.	1,990	89,590
Interface, Inc.	2,450	35,966
		125,556
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	6,546	33,254
Xerox Holdings Corp.	4,807	55,857
		89,111
Oil & Gas — 2.9%
California Resources Corp.	2,699	143,641
Chord Energy Corp.	388	65,060
Civitas Resources, Inc.	766	52,854
CNX Resources Corp.†	1,970	47,871
Comstock Resources, Inc.	4,056	42,101
CVR Energy, Inc.	2,867	76,750
Delek US Holdings, Inc.	11,218	277,758
Gulfport Energy Corp.†	199	30,049
Helmerich & Payne, Inc.	4,632	167,400
Magnolia Oil & Gas Corp., Class A	9,381	237,715
Matador Resources Co.	8,966	534,374
Murphy Oil Corp.	4,826	199,024
Nabors Industries, Ltd.†	377	26,827
Noble Corp. PLC	3,659	163,374
Northern Oil & Gas, Inc.	3,850	143,105
Ovintiv, Inc.	2,145	100,536
Par Pacific Holdings, Inc.†	2,242	56,611
Patterson-UTI Energy, Inc.	30,255	313,442
PBF Energy, Inc., Class A	1,900	87,438
Permian Resources Corp.	46,024	743,288
SM Energy Co.	12,414	536,657
Talos Energy, Inc.†	6,576	79,898
Valaris, Ltd.†	2,481	184,834
Vital Energy, Inc.†	1,073	48,092
Weatherford International PLC†	1,134	138,858
		4,497,557
Oil & Gas Services — 1.0%
Archrock, Inc.	5,785	116,973
Bristow Group, Inc.†	1,015	34,033
ChampionX Corp.	1,818	60,376
Core Laboratories, Inc.	1,973	40,032
DNOW, Inc.†	18,877	259,181
Dril-Quip, Inc.†	1,448	26,933
Helix Energy Solutions Group, Inc.†	6,028	71,974
Liberty Energy, Inc.	19,393	405,120
Oceaneering International, Inc.†	9,546	225,858
Oil States International, Inc.†	5,493	24,389
ProPetro Holding Corp.†	3,467	30,059
RPC, Inc.	3,553	22,206
Select Water Solutions, Inc.	7,046	75,392
Tidewater, Inc.†	2,042	194,419
US Silica Holdings, Inc.†	3,287	50,784
		1,637,729
Packaging & Containers — 0.6%
Clearwater Paper Corp.†	702	34,026
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
Graphic Packaging Holding Co.	23,598	$ 618,503
Greif, Inc., Class A	544	31,264
O-I Glass, Inc.†	10,577	117,722
Sealed Air Corp.	6,125	213,089
		1,014,604
Pharmaceuticals — 1.8%
AdaptHealth Corp.†	3,286	32,860
Alkermes PLC†	9,464	228,082
Amphastar Pharmaceuticals, Inc.†	1,605	64,200
BellRing Brands, Inc.†	1,390	79,425
Catalyst Pharmaceuticals, Inc.†	9,109	141,098
Collegium Pharmaceutical, Inc.†	1,376	44,307
Corcept Therapeutics, Inc.†	3,854	125,216
Enanta Pharmaceuticals, Inc.†	2,046	26,537
Harmony Biosciences Holdings, Inc.†	1,338	40,367
Ironwood Pharmaceuticals, Inc.†	5,884	38,364
Kura Oncology, Inc.†	7,598	156,443
Longboard Pharmaceuticals, Inc.†	10,326	279,112
Madrigal Pharmaceuticals, Inc.†	694	194,431
Option Care Health, Inc.†	5,964	165,203
Organon & Co.	10,818	223,933
Owens & Minor, Inc.†	3,083	41,621
Pacira BioSciences, Inc.†	10,145	290,248
Phibro Animal Health Corp., Class A	856	14,355
Premier, Inc., Class A	4,409	82,316
Prestige Consumer Healthcare, Inc.†	2,100	144,585
Protagonist Therapeutics, Inc.†	7,113	246,465
Supernus Pharmaceuticals, Inc.†	2,313	61,873
USANA Health Sciences, Inc.†	962	43,521
Y-mAbs Therapeutics, Inc.†	140	1,691
		2,766,253
Pipelines — 0.0%
Equitrans Midstream Corp.	3,073	39,888
Private Equity — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,784	141,606
Real Estate — 0.6%
Anywhere Real Estate, Inc.†	4,186	13,856
Cushman & Wakefield PLC†	16,604	172,681
eXp World Holdings, Inc.	3,257	36,755
Kennedy-Wilson Holdings, Inc.	4,917	47,793
Marcus & Millichap, Inc.	1,008	31,772
McGrath RentCorp	5,369	572,067
Newmark Group, Inc., Class A	2,864	29,299
St. Joe Co.	1,498	81,941
		986,164
REITS — 5.7%
Acadia Realty Trust	4,340	77,773
Agree Realty Corp.	1,292	80,027
Alexander & Baldwin, Inc.	3,054	51,796
American Assets Trust, Inc.	3,902	87,327
Apollo Commercial Real Estate Finance, Inc.	5,502	53,865
Apple Hospitality REIT, Inc.	16,447	239,139
Arbor Realty Trust, Inc.	7,930	113,796
Armada Hoffler Properties, Inc.	3,803	42,175
ARMOUR Residential REIT, Inc.	2,051	39,748
Blackstone Mtg. Trust, Inc., Class A	7,302	127,201
Brandywine Realty Trust	10,859	48,648
BrightSpire Capital, Inc.	13,160	75,012
Broadstone Net Lease, Inc.	3,946	62,623
CareTrust REIT, Inc.	8,956	224,796

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Centerspace	627	$ 42,404
Chatham Lodging Trust	1,177	10,028
City Office REIT, Inc.	2,245	11,180
Community Healthcare Trust, Inc.	3,271	76,509
COPT Defense Properties	8,135	203,619
DiamondRock Hospitality Co.	16,034	135,487
Douglas Emmett, Inc.	40,345	536,992
Easterly Government Properties, Inc.	6,036	74,665
Ellington Financial, Inc.	3,577	43,210
Elme Communities	3,702	58,973
Empire State Realty Trust, Inc., Class A	4,903	45,990
Equity Commonwealth†	2,181	42,311
Essential Properties Realty Trust, Inc.	13,147	364,303
First Industrial Realty Trust, Inc.	761	36,155
Four Corners Property Trust, Inc.	3,869	95,448
Franklin BSP Realty Trust, Inc.	3,444	43,395
Getty Realty Corp.	2,066	55,080
Global Net Lease, Inc.	8,219	60,410
Highwoods Properties, Inc.	4,459	117,138
Hudson Pacific Properties, Inc.	5,336	25,666
Independence Realty Trust, Inc.	6,034	113,077
Innovative Industrial Properties, Inc.	2,026	221,280
InvenTrust Properties Corp.	2,961	73,314
JBG SMITH Properties	3,518	53,579
Kimco Realty Corp.	900	17,514
Kite Realty Group Trust	4,772	106,797
KKR Real Estate Finance Trust, Inc.	3,526	31,910
Ladder Capital Corp.	14,249	160,871
LTC Properties, Inc.	1,829	63,101
LXP Industrial Trust	27,779	253,345
Macerich Co.	15,096	233,082
Medical Properties Trust, Inc.	25,252	108,836
MFA Financial, Inc.	4,330	46,071
New York Mtg. Trust, Inc.	3,838	22,414
NexPoint Residential Trust, Inc.	961	37,969
Outfront Media, Inc.	6,141	87,816
Pebblebrook Hotel Trust	5,744	78,980
PennyMac Mtg. Investment Trust	3,653	50,229
Phillips Edison & Co., Inc.	11,003	359,908
Piedmont Office Realty Trust, Inc., Class A	2,376	17,226
Plymouth Industrial REIT, Inc.	4,527	96,787
PotlatchDeltic Corp.	16,661	656,277
Ready Capital Corp.	6,535	53,456
Redwood Trust, Inc.	8,062	52,322
Retail Opportunity Investments Corp.	18,556	230,651
RLJ Lodging Trust	7,794	75,056
Ryman Hospitality Properties, Inc.	2,108	210,505
Sabra Health Care REIT, Inc.	9,327	143,636
Safehold, Inc.	1,893	36,516
Saul Centers, Inc.	545	20,040
Service Properties Trust	6,973	35,841
SITE Centers Corp.	11,103	160,994
SL Green Realty Corp.	5,033	285,069
Summit Hotel Properties, Inc.	4,551	27,261
Sunstone Hotel Investors, Inc.	8,568	89,621
Tanger, Inc.	4,600	124,706
Terreno Realty Corp.	9,466	560,198
TPG RE Finance Trust, Inc.	4,911	42,431
Two Harbors Investment Corp.	4,354	57,516
UMH Properties, Inc.	1,229	19,652
Uniti Group, Inc.	14,891	43,482
Universal Health Realty Income Trust	535	20,940
Security Description	Shares or Principal Amount	Value

REITS (continued)
Urban Edge Properties	4,998	$ 92,313
Veris Residential, Inc.	4,873	73,095
Whitestone REIT	1,997	26,580
Xenia Hotels & Resorts, Inc.	10,267	147,126
		8,922,279
Retail — 4.3%
Abercrombie & Fitch Co., Class A†	3,781	672,413
Academy Sports & Outdoors, Inc.	4,726	251,660
Advance Auto Parts, Inc.	2,507	158,768
American Eagle Outfitters, Inc.	7,780	155,289
Asbury Automotive Group, Inc.†	4,800	1,093,776
Beacon Roofing Supply, Inc.†	1,951	176,566
BJ's Restaurants, Inc.†	984	34,145
Bloomin' Brands, Inc.	3,638	69,959
BlueLinx Holdings, Inc.†	468	43,566
Boot Barn Holdings, Inc.†	2,287	294,863
Brinker International, Inc.†	1,872	135,514
Buckle, Inc.	3,051	112,704
Caleres, Inc.	2,165	72,744
Cava Group, Inc.†	1,353	125,491
Cheesecake Factory, Inc.	1,972	77,480
Chuy's Holdings, Inc.†	725	18,792
Cracker Barrel Old Country Store, Inc.	934	39,377
Dave & Buster's Entertainment, Inc.†	3,316	132,010
Designer Brands, Inc., Class A	1,831	12,506
Dine Brands Global, Inc.	648	23,458
El Pollo Loco Holdings, Inc.†	2,467	27,902
EVgo, Inc.†	5,472	13,406
FirstCash Holdings, Inc.	540	56,635
Foot Locker, Inc.	3,458	86,173
Freshpet, Inc.†	1,122	145,176
GMS, Inc.†	3,228	260,209
Group 1 Automotive, Inc.	1,080	321,062
Guess?, Inc.	1,147	23,399
Haverty Furniture Cos., Inc.	1,156	29,235
Hibbett, Inc.	503	43,867
Jack in the Box, Inc.	816	41,567
Kohl's Corp.	4,665	107,248
Kura Sushi USA, Inc., Class A†	439	27,697
La-Z-Boy, Inc.	1,794	66,880
Leslie's, Inc.†	7,771	32,561
MarineMax, Inc.†	854	27,644
Movado Group, Inc.	658	16,358
National Vision Holdings, Inc.†	3,305	43,262
Nu Skin Enterprises, Inc., Class A	2,089	22,018
ODP Corp.†	1,344	52,779
Papa John's International, Inc.	1,387	65,161
Patrick Industries, Inc.	1,644	178,456
PC Connection, Inc.	477	30,623
Petco Health & Wellness Co., Inc.†	3,303	12,485
PriceSmart, Inc.	1,058	85,910
Sally Beauty Holdings, Inc.†	4,354	46,718
Savers Value Village, Inc.†	3,878	47,467
Shake Shack, Inc., Class A†	2,988	268,920
Shoe Carnival, Inc.	753	27,778
Signet Jewelers, Ltd.	3,606	323,025
Sonic Automotive, Inc., Class A	625	34,044
Sweetgreen, Inc., Class A†	3,829	115,406
Urban Outfitters, Inc.†	5,478	224,872
Victoria's Secret & Co.†	3,293	58,187
Wingstop, Inc.	233	98,480
		6,763,691

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans — 1.0%
WaFd, Inc.	2,843	$ 81,253
Axos Financial, Inc.†	3,224	184,252
Banc of California, Inc.	17,398	222,346
Berkshire Hills Bancorp, Inc.	1,788	40,766
Brookline Bancorp, Inc.	3,739	31,221
Capitol Federal Financial, Inc.	7,460	40,955
Northwest Bancshares, Inc.	5,353	61,827
OceanFirst Financial Corp.	9,436	149,938
Pacific Premier Bancorp, Inc.	21,693	498,288
Provident Financial Services, Inc.	5,490	78,782
WSFS Financial Corp.	3,171	149,037
		1,538,665
Semiconductors — 2.9%
ACM Research, Inc., Class A†	6,460	148,968
Allegro MicroSystems, Inc.†	11,392	321,710
Alpha & Omega Semiconductor, Ltd.†	978	36,548
Axcelis Technologies, Inc.†	1,733	246,415
CEVA, Inc.†	992	19,136
Cirrus Logic, Inc.†	551	70,341
Cohu, Inc.†	1,981	65,571
Diodes, Inc.†	1,940	139,544
FormFactor, Inc.†	7,446	450,706
Impinj, Inc.†	2,158	338,310
Kulicke & Soffa Industries, Inc.	2,333	114,760
MACOM Technology Solutions Holdings, Inc.†	6,826	760,894
MaxLinear, Inc.†	12,463	251,005
Onto Innovation, Inc.†	571	125,369
Photronics, Inc.†	2,665	65,745
Rambus, Inc.†	4,443	261,071
Semtech Corp.†	7,775	232,317
SiTime Corp.†	741	92,165
SMART Global Holdings, Inc.†	6,714	153,549
Ultra Clean Holdings, Inc.†	4,073	199,577
Veeco Instruments, Inc.†	8,659	404,462
		4,498,163
Software — 5.0%
ACI Worldwide, Inc.†	4,435	175,582
Adeia, Inc.	4,564	51,048
Agilysys, Inc.†	849	88,415
Asana, Inc., Class A†	5,392	75,434
AvePoint, Inc.†	26,100	271,962
BlackLine, Inc.†	4,091	198,209
Box, Inc., Class A†	46,244	1,222,691
Braze, Inc.†	2,101	81,603
CommVault Systems, Inc.†	6,193	752,883
CSG Systems International, Inc.	1,196	49,239
Digi International, Inc.†	1,530	35,083
DigitalOcean Holdings, Inc.	2,261	78,570
Domo, Inc., Class B†	9,975	77,007
Donnelley Financial Solutions, Inc.†	5,638	336,138
DoubleVerify Holdings, Inc.†	24,422	475,496
Duolingo, Inc.†	665	138,765
Envestnet, Inc.†	14,140	885,023
Health Catalyst, Inc.†	17,218	110,023
N-able, Inc.†	2,953	44,974
Oddity Tech, Ltd., Class A†	5,794	227,472
PDF Solutions, Inc.†	1,292	47,003
Phreesia, Inc.†	18,494	392,073
Privia Health Group, Inc.†	4,367	75,898
Progress Software Corp.	1,818	98,645
Security Description	Shares or Principal Amount	Value

Software (continued)
Schrodinger, Inc.†	2,324	$ 44,946
Simulations Plus, Inc.	673	32,721
Sprout Social, Inc., Class A†	1,221	43,565
SPS Commerce, Inc.†	1,949	366,724
Veradigm, Inc.†	6,328	60,116
Verra Mobility Corp.†	30,023	816,626
Workiva, Inc.†	2,130	155,469
Zeta Global Holdings Corp., Class A†	15,386	271,563
Zuora, Inc., Class A†	3,335	33,117
		7,814,083
Telecommunications — 1.7%
A10 Networks, Inc.	2,944	40,774
Aviat Networks, Inc.†	1,816	52,101
Calix, Inc.†	2,453	86,910
Ciena Corp.†	12,751	614,343
Consolidated Communications Holdings, Inc.†	3,188	14,027
DigitalBridge Group, Inc.	3,300	45,210
EchoStar Corp., Class A†	5,071	90,315
Extreme Networks, Inc.†	7,522	101,171
Gogo, Inc.†	5,307	51,053
Harmonic, Inc.†	4,902	57,697
InterDigital, Inc.	1,062	123,787
Iridium Communications, Inc.	17,712	471,493
Lumen Technologies, Inc.†	42,698	46,968
Ooma, Inc.†	7,838	77,831
Shenandoah Telecommunications Co.	2,111	34,473
Telephone & Data Systems, Inc.	5,043	104,541
Viasat, Inc.†	3,163	40,170
Viavi Solutions, Inc.†	81,078	557,006
		2,609,870
Textiles — 0.1%
UniFirst Corp.	634	108,750
Toys/Games/Hobbies — 0.0%
JAKKS Pacific, Inc.†	721	12,913
Transportation — 1.2%
ArcBest Corp.	1,953	209,127
Dorian LPG, Ltd.	3,157	132,468
Forward Air Corp.	1,328	25,285
Heartland Express, Inc.	1,929	23,785
Hub Group, Inc., Class A	7,837	337,383
International Seaways, Inc.	2,921	172,719
Marten Transport, Ltd.	2,430	44,833
Matson, Inc.	2,779	363,966
Radiant Logistics, Inc.†	6,448	36,689
RXO, Inc.†	4,945	129,312
Safe Bulkers, Inc.	5,324	30,986
Scorpio Tankers, Inc.	196	15,933
Teekay Tankers, Ltd., Class A	1,655	113,880
Werner Enterprises, Inc.	2,668	95,594
World Kinect Corp.	2,521	65,042
		1,797,002
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc.	1,310	64,911
Water — 0.5%
American States Water Co.	2,237	162,339
California Water Service Group	2,429	117,782
Consolidated Water Co., Ltd.	1,031	27,363

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water (continued)
Middlesex Water Co.	750	$ 39,195
SJW Group	7,363	399,222
		745,901
Total Common Stocks (cost $133,110,822)		151,622,766
UNAFFILIATED INVESTMENT COMPANIES — 0.8%
iShares Core S&P Small-Cap ETF (cost $1,289,927)	12,200	1,301,252
WARRANTS — 0.0%
Oil & Gas — 0.0%
Nabors Industries, Ltd. Expires 06/11/2026† (cost $0)	231	1,525
Total Long-Term Investment Securities (cost $134,400,749)		152,925,543
SHORT-TERM INVESTMENTS — 1.2%
Unaffiliated Investment Companies — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.37%(2)	1,743,151	1,743,674
Security Description	Shares or Principal Amount	Value

U.S. Government — 0.1%
United States Treasury Bills
5.20%, 07/16/2024(3)	$ 70,000	$ 69,847
Total Short-Term Investments (cost $1,813,402)		1,813,521
TOTAL INVESTMENTS (cost $136,214,151)	99.2%	154,739,064
Other assets less liabilities	0.8	1,268,513
NET ASSETS	100.0%	$156,007,577
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of June 30, 2024.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
11	Long	E-Mini Russell 2000 Index	September 2024	$1,136,348	$1,135,750	$(598)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$6,534,361	$—	$0	$6,534,361
Other Industries	145,088,405	—	—	145,088,405
Unaffiliated Investment Companies	1,301,252	—	—	1,301,252
Warrants	1,525	—	—	1,525
Short-Term Investments:
U.S. Government	—	69,847	—	69,847
Other Short-Term Investments	1,743,674	—	—	1,743,674
Total Investments at Value	$154,669,217	$69,847	$0	$154,739,064
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$598	$—	$—	$598
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 78.0%
Advertising — 0.2%
Publicis Groupe SA	2,765	$ 294,282
Trade Desk, Inc., Class A†	1,580	154,318
		448,600
Aerospace/Defense — 0.6%
Airbus SE	1,403	192,716
BAE Systems PLC	5,508	91,907
Boeing Co.†	1,105	201,121
Curtiss-Wright Corp.	402	108,934
Dassault Aviation SA	388	70,474
General Electric Co.	714	113,504
Lockheed Martin Corp.	776	362,470
Northrop Grumman Corp.	301	131,221
		1,272,347
Agriculture — 0.8%
Andersons, Inc.	602	29,859
Archer-Daniels-Midland Co.	14,613	883,356
Dole PLC	1,938	23,721
Fresh Del Monte Produce, Inc.	685	14,967
Imperial Brands PLC	12,736	325,856
Philip Morris International, Inc.	2,899	293,756
Turning Point Brands, Inc.	247	7,926
		1,579,441
Airlines — 0.2%
Copa Holdings SA, Class A	671	63,866
Qantas Airways, Ltd.†	56,988	222,397
SkyWest, Inc.†	640	52,525
		338,788
Apparel — 0.4%
Crocs, Inc.†	785	114,563
Deckers Outdoor Corp.†	124	120,026
Hermes International SCA	160	366,693
LVMH Moet Hennessy Louis Vuitton SE	111	84,830
PRADA SpA	13,500	100,960
Shenzhou International Group Holdings, Ltd.	11,700	114,542
		901,614
Auto Manufacturers — 1.3%
Blue Bird Corp.†	806	43,403
BYD Co., Ltd.	2,500	74,273
Cummins, Inc.	433	119,911
Daimler Truck Holding AG	1,573	62,617
Ford Motor Co.	9,150	114,741
Kia Corp.	1,432	134,513
Mahindra & Mahindra, Ltd.	1,265	43,484
PACCAR, Inc.	1,049	107,984
REV Group, Inc.	1,552	38,629
Stellantis NV	7,845	155,228
Subaru Corp.	13,300	281,888
Tesla, Inc.†	5,254	1,039,662
Toyota Motor Corp.	6,000	122,693
Volvo AB, Class B	10,232	261,713
		2,600,739
Auto Parts & Equipment — 0.1%
Adient PLC†	377	9,316
American Axle & Manufacturing Holdings, Inc.†	5,318	37,173
Dana, Inc.	1,627	19,719
Gentex Corp.	3,426	115,490
Gentherm, Inc.†	153	7,546
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Goodyear Tire & Rubber Co.†	730	$ 8,286
Luminar Technologies, Inc.†	8,780	13,082
Shyft Group, Inc.	668	7,922
Titan International, Inc.†	1,032	7,647
Visteon Corp.†	457	48,762
		274,943
Banks — 5.2%
Abu Dhabi Islamic Bank PJSC	35,971	113,407
AIB Group PLC	13,090	69,196
Amalgamated Financial Corp.	370	10,138
Associated Banc-Corp	388	8,206
Banco Bilbao Vizcaya Argentaria SA	33,026	330,773
Banco do Brasil SA	20,100	96,040
Banco Santander SA	70,975	329,164
Bank Central Asia Tbk PT	129,700	78,612
Bank Hapoalim BM	17,100	150,969
Bank Mandiri Persero Tbk PT	212,400	79,772
Bank of America Corp.	9,459	376,184
Bank of China, Ltd.	436,000	214,956
Bank of N.T. Butterfield & Son, Ltd.	569	19,983
Bank of New York Mellon Corp.	13,269	794,680
Banner Corp.	715	35,493
Cathay General Bancorp	1,295	48,847
Central Pacific Financial Corp.	617	13,080
Citigroup, Inc.	23,804	1,510,602
Citizens Financial Group, Inc.	3,405	122,682
Commonwealth Bank of Australia	352	29,911
CrossFirst Bankshares, Inc.†	366	5,131
Customers Bancorp, Inc.†	802	38,480
Danske Bank A/S	632	18,831
DBS Group Holdings, Ltd.	11,040	291,388
Eastern Bankshares, Inc.	606	8,472
Enterprise Financial Services Corp.	525	21,478
Erste Group Bank AG	3,863	183,024
FB Financial Corp.	460	17,954
First BanCorp/Puerto Rico	2,706	49,493
First Financial Corp.	165	6,085
Goldman Sachs Group, Inc.	683	308,935
Grupo Financiero Banorte SAB de CV, Class O	11,989	93,304
Hancock Whitney Corp.	1,136	54,335
Hanmi Financial Corp.	622	10,400
Heritage Commerce Corp.	963	8,378
Hilltop Holdings, Inc.	1,148	35,909
Hope Bancorp, Inc.	1,581	16,980
HSBC Holdings PLC	41,665	360,201
Huntington Bancshares, Inc.	8,649	113,994
ICICI Bank, Ltd.	21,025	301,870
Independent Bank Corp.	309	8,343
International Bancshares Corp.	131	7,495
Intesa Sanpaolo SpA	46,037	171,132
JPMorgan Chase & Co.	7,923	1,602,506
Merchants Bancorp	204	8,270
Mizrahi Tefahot Bank, Ltd.	3,261	110,368
Morgan Stanley	1,221	118,669
National Australia Bank, Ltd.	2,778	67,142
National Bank Holdings Corp., Class A	261	10,192
Nordea Bank Abp	27,357	325,476
Northern Trust Corp.	6,509	546,626
NU Holdings, Ltd., Class A†	9,785	126,129
OFG Bancorp	754	28,237
Oversea-Chinese Banking Corp., Ltd.	24,400	259,655
Pathward Financial, Inc.	597	33,772

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Preferred Bank	296	$ 22,345
Premier Financial Corp.	438	8,961
Renasant Corp.	270	8,246
Sandy Spring Bancorp, Inc.	351	8,550
State Street Corp.	1,495	110,630
Trustmark Corp.	926	27,817
UniCredit SpA	7,548	279,731
Univest Financial Corp.	393	8,972
Veritex Holdings, Inc.	966	20,373
Webster Financial Corp.	2,825	123,142
Wells Fargo & Co.	1,946	115,573
Westamerica BanCorp	173	8,396
Zions Bancorp NA	2,837	123,041
		10,667,126
Beverages — 1.1%
Boston Beer Co., Inc., Class A†	394	120,190
Carlsberg A/S, Class B	398	47,756
Coca-Cola Co.	24,947	1,587,876
Coca-Cola Consolidated, Inc.	61	66,185
Coca-Cola HBC AG	6,707	228,745
Molson Coors Beverage Co., Class B	2,107	107,099
Monster Beverage Corp.†	2,802	139,960
		2,297,811
Biotechnology — 1.1%
ACADIA Pharmaceuticals, Inc.†	2,987	48,539
Agenus, Inc.	606	10,151
Alnylam Pharmaceuticals, Inc.†	743	180,549
Amgen, Inc.	396	123,730
Arcellx, Inc.†	680	37,529
Arcturus Therapeutics Holdings, Inc.†	1,072	26,103
Arrowhead Pharmaceuticals, Inc.†	352	9,148
BioCryst Pharmaceuticals, Inc.†	1,855	11,464
Biohaven, Ltd.†	1,171	40,645
Bio-Rad Laboratories, Inc., Class A†	399	108,971
Blueprint Medicines Corp.†	90	9,700
Cullinan Therapeutics, Inc.†	464	8,092
Denali Therapeutics, Inc.	476	11,053
Dyne Therapeutics, Inc.†	638	22,515
Exelixis, Inc.†	10,257	230,475
Fate Therapeutics, Inc.†	4,002	13,127
Icosavax, Inc. CVR†(1)	535	166
ImmunityBio, Inc.†	4,477	28,295
Immunovant, Inc.†	1,515	39,996
Incyte Corp.†	6,178	374,510
Inhibrx Biosciences, Inc.	499	7,071
Insmed, Inc.†	303	20,301
iTeos Therapeutics, Inc.†	729	10,818
Keros Therapeutics, Inc.†	268	12,248
Kiniksa Pharmaceuticals International PLC	810	15,123
Lexeo Therapeutics, Inc.	310	4,972
MacroGenics, Inc.†	2,160	9,180
Neumora Therapeutics, Inc.	1,886	18,539
Nurix Therapeutics, Inc.†	1,224	25,545
Nuvation Bio, Inc.†	3,079	8,991
PTC Therapeutics, Inc.†	1,292	39,509
Regeneron Pharmaceuticals, Inc.†	130	136,634
Sutro Biopharma, Inc.†	2,111	6,185
TG Therapeutics, Inc.†	848	15,086
Ultragenyx Pharmaceutical, Inc.†	2,802	115,162
Vertex Pharmaceuticals, Inc.†	768	359,977
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Vir Biotechnology, Inc.†	2,033	$ 18,094
Wave Life Sciences, Ltd.†	2,101	10,484
Xencor, Inc.†	1,798	34,036
		2,202,713
Building Materials — 1.1%
AAON, Inc.	122	10,643
American Woodmark Corp.†	356	27,982
Apogee Enterprises, Inc.	531	33,365
Boise Cascade Co.	390	46,496
Builders FirstSource, Inc.†	2,114	292,599
Cie de Saint-Gobain SA	3,870	300,979
CRH PLC	1,685	125,585
Fortune Brands Innovations, Inc.	1,763	114,489
Gibraltar Industries, Inc.†	115	7,883
Heidelberg Materials AG	2,600	269,593
Holcim AG	3,944	349,514
JELD-WEN Holding, Inc.†	1,748	23,546
Kingspan Group PLC	1,008	85,822
Louisiana-Pacific Corp.	1,267	104,312
Modine Manufacturing Co.†	178	17,834
Mohawk Industries, Inc.†	985	111,886
Owens Corning	670	116,392
ROCKWOOL A/S, Class B	187	75,886
Simpson Manufacturing Co., Inc.	167	28,145
SPX Technologies, Inc.†	98	13,930
UFP Industries, Inc.	509	57,008
UltraTech Cement, Ltd.	857	119,736
		2,333,625
Chemicals — 1.0%
AdvanSix, Inc.	540	12,377
Arkema SA	1,109	96,381
Avient Corp.	207	9,036
Axalta Coating Systems, Ltd.†	3,077	105,141
CF Industries Holdings, Inc.	1,709	126,671
Dow, Inc.	2,159	114,535
Eastman Chemical Co.	1,192	116,780
Ecolab, Inc.	556	132,328
Hansol Chemical Co., Ltd.	410	54,418
Huntsman Corp.	4,996	113,759
Ingevity Corp.†	579	25,308
Innospec, Inc.	245	30,280
Lightwave Logic, Inc.†	1,928	5,765
Linde PLC	274	120,234
LyondellBasell Industries NV, Class A	1,194	114,218
Minerals Technologies, Inc.	490	40,748
Mosaic Co.	3,992	115,369
Orion SA	584	12,813
PPG Industries, Inc.	884	111,287
Sherwin-Williams Co.	375	111,911
Shin-Etsu Chemical Co., Ltd.	9,900	383,841
Tronox Holdings PLC	433	6,794
Yara International ASA	738	21,261
		1,981,255
Coal — 0.1%
Alpha Metallurgical Resources, Inc.	150	42,079
CONSOL Energy, Inc.†	475	48,464
Peabody Energy Corp.	1,921	42,493
SunCoke Energy, Inc.	1,394	13,661
Warrior Met Coal, Inc.	710	44,567
		191,264

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services — 2.1%
Aaron's Co., Inc.	884	$ 8,822
Alarm.com Holdings, Inc.†	126	8,006
Arlo Technologies, Inc.†	1,749	22,807
Automatic Data Processing, Inc.	6,214	1,483,220
Barrett Business Services, Inc.	284	9,307
Benefit Systems SA	52	37,460
Block, Inc.†	2,630	169,609
BrightView Holdings, Inc.†	903	12,010
Brink's Co.	503	51,507
Cimpress PLC†	354	31,014
Cipher Mining, Inc.†	2,155	8,943
CoreCivic, Inc.†	748	9,709
Euronet Worldwide, Inc.†	1,022	105,777
Global Payments, Inc.	2,359	228,115
Insperity, Inc.	86	7,844
International Container Terminal Services, Inc.	19,500	116,383
Korn Ferry	422	28,333
Laureate Education, Inc.	659	9,845
Legalzoom.com, Inc.†	990	8,306
LiveRamp Holdings, Inc.†	1,503	46,503
PayPal Holdings, Inc.†	20,042	1,163,037
PROG Holdings, Inc.	687	23,825
Recruit Holdings Co., Ltd.	6,900	369,124
Robert Half, Inc.	1,830	117,083
StoneCo., Ltd., Class A†	3,211	38,500
Toppan Holdings, Inc.	5,200	143,276
Upbound Group, Inc.	121	3,715
		4,262,080
Computers — 4.7%
Accenture PLC, Class A	410	124,398
Amdocs, Ltd.	1,451	114,513
Apple, Inc.	40,189	8,464,607
Asia Vital Components Co., Ltd.	2,000	47,162
Check Point Software Technologies, Ltd.†	400	66,000
Crowdstrike Holdings, Inc., Class A†	359	137,565
Integral Ad Science Holding Corp.†	1,749	17,000
Leidos Holdings, Inc.	780	113,787
Maximus, Inc.	102	8,741
NetApp, Inc.	1,093	140,779
NetScout Systems, Inc.†	415	7,590
Qualys, Inc.†	313	44,634
Rapid7, Inc.†	806	34,843
Super Micro Computer, Inc.†	202	165,509
Tata Consultancy Services, Ltd.	3,538	165,757
Unisys Corp.†	3,179	13,129
		9,666,014
Cosmetics/Personal Care — 0.9%
Colgate-Palmolive Co.	10,688	1,037,163
Inter Parfums, Inc.	312	36,201
L'Oreal SA	612	268,756
Procter & Gamble Co.	915	150,902
Unilever PLC	5,181	284,567
		1,777,589
Distribution/Wholesale — 0.4%
G-III Apparel Group, Ltd.†	305	8,256
Hudson Technologies, Inc.†	851	7,480
Marubeni Corp.	9,100	168,296
Mitsubishi Corp.	17,500	342,408
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
Mitsui & Co., Ltd.	15,700	$ 356,273
Resideo Technologies, Inc.†	777	15,198
		897,911
Diversified Financial Services — 1.9%
AerCap Holdings NV	300	27,960
Affiliated Managers Group, Inc.	699	109,205
Ally Financial, Inc.	2,950	117,027
American Express Co.	538	124,574
Ameriprise Financial, Inc.	236	100,817
BlackRock, Inc.	139	109,438
Bread Financial Holdings, Inc.	1,118	49,818
Capital One Financial Corp.	938	129,866
CME Group, Inc.	592	116,387
Deutsche Boerse AG	100	20,466
Enova International, Inc.†	633	39,404
Euronext NV*	1,464	135,621
HDFC Asset Management Co., Ltd.*	1,440	69,075
Intercontinental Exchange, Inc.	829	113,482
Japan Exchange Group, Inc.	5,200	121,265
Jefferies Financial Group, Inc.	2,511	124,947
LPL Financial Holdings, Inc.	396	110,603
Mastercard, Inc., Class A	3,188	1,406,418
Meritz Financial Group, Inc.	1,007	57,867
Mr. Cooper Group, Inc.†	693	56,292
Navient Corp.	1,334	19,423
Nomura Holdings, Inc.	2,300	13,180
OneMain Holdings, Inc.	1,291	62,601
Pagseguro Digital, Ltd.†	670	7,832
PennyMac Financial Services, Inc.	244	23,082
REC, Ltd.	13,808	87,099
SEI Investments Co.	1,765	114,178
StoneX Group, Inc.†	486	36,601
Synchrony Financial	2,803	132,274
Virtu Financial, Inc., Class A	5,042	113,193
Virtus Investment Partners, Inc.	114	25,747
Western Union Co.	8,856	108,220
		3,883,962
Electric — 1.9%
ALLETE, Inc.	797	49,693
American Electric Power Co., Inc.	1,306	114,588
Black Hills Corp.	158	8,592
CLP Holdings, Ltd.	2,000	16,161
Constellation Energy Corp.	616	123,366
Dominion Energy, Inc.	2,275	111,475
DTE Energy Co.	1,090	121,001
Duke Energy Corp.	1,182	118,472
E.ON SE	20,593	270,273
Edison International	1,607	115,399
Enel SpA	37,493	260,755
Entergy Corp.	1,066	114,062
Eversource Energy	2,023	114,724
Exelon Corp.	20,810	720,234
Kansai Electric Power Co., Inc.	9,400	157,864
NextEra Energy, Inc.	1,492	105,649
NTPC, Ltd.	23,285	105,971
Otter Tail Corp.	101	8,847
PG&E Corp.	18,248	318,610
PNM Resources, Inc.	892	32,968
Portland General Electric Co.	328	14,183
Public Service Enterprise Group, Inc.	1,557	114,751
RWE AG	1,854	63,438

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Sembcorp Industries, Ltd.	4,900	$ 17,381
Unitil Corp.	166	8,597
Vistra Corp.	6,324	543,737
Xcel Energy, Inc.	2,226	118,891
		3,869,682
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	3,135	522,636
Belden, Inc.	558	52,340
Eaton Corp. PLC	350	109,742
EnerSys	425	43,996
KEI Industries, Ltd.	1,964	103,891
Legrand SA	804	79,767
Powell Industries, Inc.	249	35,707
		948,079
Electronics — 1.2%
ABB, Ltd.	7,626	423,719
Allegion PLC	982	116,023
Allient, Inc.	177	4,473
Atkore, Inc.	351	47,360
Atmus Filtration Technologies, Inc.	578	16,635
Dexerials Corp.	800	37,059
ESCO Technologies, Inc.	122	12,815
Fortive Corp.	2,025	150,053
Garmin, Ltd.	708	115,347
Hon Hai Precision Industry Co., Ltd.	24,000	158,316
Honeywell International, Inc.	564	120,437
Hoya Corp.	2,900	337,153
Itron, Inc.†	514	50,865
Keysight Technologies, Inc.†	840	114,870
Mesa Laboratories, Inc.	85	7,375
nVent Electric PLC	1,463	112,080
Sanmina Corp.†	133	8,811
Sinbon Electronics Co., Ltd.	8,000	72,007
Stoneridge, Inc.†	365	5,825
TD SYNNEX Corp.	874	100,860
Trimble, Inc.†	6,401	357,944
TTM Technologies, Inc.†	1,414	27,474
Vicor Corp.†	306	10,147
		2,407,648
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	871	86,847
Engineering & Construction — 0.3%
Aena SME SA*	714	143,756
Arcosa, Inc.	96	8,008
Comfort Systems USA, Inc.	52	15,814
Frontdoor, Inc.†	1,387	46,867
Larsen & Toubro, Ltd.	2,201	93,588
Limbach Holdings, Inc.†	197	11,215
Sterling Infrastructure, Inc.†	441	52,188
Tutor Perini Corp.†	503	10,955
Vinci SA	2,854	300,698
		683,089
Entertainment — 0.3%
Aristocrat Leisure, Ltd.	9,591	318,372
Golden Entertainment, Inc.	334	10,391
International Game Technology PLC	2,367	48,429
La Francaise des Jeux SAEM*	1,794	61,097
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Light & Wonder, Inc.†	699	$ 73,311
Red Rock Resorts, Inc., Class A	802	44,054
		555,654
Environmental Control — 0.1%
Enviri Corp.†	1,063	9,174
Veralto Corp.	1,139	108,740
Waste Management, Inc.	271	57,815
		175,729
Food — 0.6%
Cal-Maine Foods, Inc.	152	9,289
CK Hutchison Holdings, Ltd.	14,000	67,050
Dino Polska SA*†	534	53,882
Ingles Markets, Inc., Class A	112	7,684
Jeronimo Martins SGPS SA	878	17,160
Koninklijke Ahold Delhaize NV	8,431	249,115
Nestle SA	1,677	171,200
Nissin Foods Holdings Co., Ltd.	5,700	144,617
Shoprite Holdings, Ltd.	4,735	73,920
Simply Good Foods Co.†	699	25,255
Sumber Alfaria Trijaya Tbk PT	251,500	42,237
Sysco Corp.	1,518	108,370
Tesco PLC	41,571	160,803
United Natural Foods, Inc.†	658	8,620
WH Group, Ltd.*	114,000	75,036
		1,214,238
Forest Products & Paper — 0.0%
Sylvamo Corp.	685	46,991
Gas — 0.3%
Centrica PLC	112,863	192,462
Chesapeake Utilities Corp.	74	7,859
China Resources Gas Group, Ltd.	17,400	60,941
National Fuel Gas Co.	2,000	108,380
New Jersey Resources Corp.	286	12,224
Northwest Natural Holding Co.	235	8,486
Osaka Gas Co., Ltd.	2,400	52,851
UGI Corp.	4,475	102,477
		545,680
Hand/Machine Tools — 0.2%
Franklin Electric Co., Inc.	95	9,151
Lincoln Electric Holdings, Inc.	611	115,259
MSA Safety, Inc.	658	123,500
Schindler Holding AG (Participation Certificate)	454	114,100
		362,010
Healthcare-Products — 1.2%
10X Genomics, Inc., Class A†	4,377	85,133
Abbott Laboratories	5,038	523,499
Adaptive Biotechnologies Corp.†	2,677	9,691
AngioDynamics, Inc.†	1,394	8,434
AtriCure, Inc.†	702	15,985
Avanos Medical, Inc.†	405	8,068
Axogen, Inc.†	979	7,088
Boston Scientific Corp.†	1,641	126,373
Castle Biosciences, Inc.†	511	11,124
Danaher Corp.	463	115,681
Demant A/S†	2,441	105,647
Edwards Lifesciences Corp.†	1,324	122,298
FUJIFILM Holdings Corp.	6,400	149,648
Glaukos Corp.†	128	15,149

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Hologic, Inc.†	1,593	$ 118,280
IDEXX Laboratories, Inc.†	244	118,877
Inari Medical, Inc.†	187	9,004
Insulet Corp.†	603	121,685
Lantheus Holdings, Inc.†	697	55,962
LivaNova PLC†	649	35,578
Medtronic PLC	1,208	95,082
Olympus Corp.	1,900	30,627
OraSure Technologies, Inc.†	2,916	12,422
QIAGEN NV	2,603	106,957
Quanterix Corp.†	658	8,692
RxSight, Inc.†	747	44,947
Semler Scientific, Inc.†	166	5,710
Solventum Corp.†	2,123	112,264
Stryker Corp.	343	116,706
Thermo Fisher Scientific, Inc.	191	105,623
West Pharmaceutical Services, Inc.	180	59,290
Zimvie, Inc.	779	14,217
		2,475,741
Healthcare-Services — 0.5%
Addus HomeCare Corp.†	86	9,985
Apollo Hospitals Enterprise, Ltd.	1,158	85,931
Elevance Health, Inc.	232	125,712
Eurofins Scientific SE	312	15,554
Fresenius SE & Co. KGaA†	5,404	161,353
HCA Healthcare, Inc.	365	117,267
HealthEquity, Inc.†	125	10,775
Medpace Holdings, Inc.†	273	112,435
Select Medical Holdings Corp.	1,247	43,720
Sonic Healthcare, Ltd.	2,908	51,020
Teladoc Health, Inc.†	5,710	55,844
Tenet Healthcare Corp.†	868	115,470
UnitedHealth Group, Inc.	270	137,500
		1,042,566
Home Builders — 0.3%
Forestar Group, Inc.†	732	23,417
Hovnanian Enterprises, Inc., Class A†	213	30,229
KB Home	642	45,056
Lennar Corp., Class A	712	106,707
M/I Homes, Inc.†	382	46,657
Meritage Homes Corp.	112	18,127
Sekisui Chemical Co., Ltd.	3,900	53,959
Taylor Morrison Home Corp.†	1,006	55,773
Taylor Wimpey PLC	26,167	47,020
Toll Brothers, Inc.	1,021	117,599
Tri Pointe Homes, Inc.†	1,313	48,909
		593,453
Home Furnishings — 0.1%
Daktronics, Inc.†	1,091	15,219
Hoshizaki Corp.	1,000	31,711
Panasonic Holdings Corp.	2,900	23,739
Rational AG	72	59,952
Xperi, Inc.†	937	7,693
		138,314
Household Products/Wares — 0.2%
ACCO Brands Corp.	1,650	7,755
Clorox Co.	875	119,411
Henkel AG & Co. KGaA (Preference Shares)	795	70,854
Security Description	Shares or Principal Amount	Value

Household Products/Wares (continued)
Kimberly-Clark Corp.	878	$ 121,340
Reckitt Benckiser Group PLC	593	32,098
		351,458
Insurance — 2.7%
AIA Group, Ltd.	32,600	221,256
Allianz SE	718	199,541
Allstate Corp.	740	118,148
American Financial Group, Inc.	910	111,948
AXA SA	963	31,528
Axis Capital Holdings, Ltd.	1,539	108,730
Berkshire Hathaway, Inc., Class B†	898	365,306
Chubb, Ltd.	468	119,378
CNO Financial Group, Inc.	1,758	48,732
Enstar Group, Ltd.†	30	9,171
Equitable Holdings, Inc.	13,622	556,595
Essent Group, Ltd.	159	8,934
Everest Group, Ltd.	303	115,449
Fidelis Insurance Holdings, Ltd.	624	10,178
Genworth Financial, Inc., Class A†	7,695	46,478
Globe Life, Inc.	1,329	109,350
Hamilton Insurance Group, Ltd., Class B	951	15,834
Horace Mann Educators Corp.	603	19,670
Jackson Financial, Inc., Class A	787	58,443
James River Group Holdings, Ltd.	989	7,645
Loews Corp.	1,526	114,053
Marsh & McLennan Cos., Inc.	509	107,257
MetLife, Inc.	15,870	1,113,915
MGIC Investment Corp.	5,558	119,775
Muenchener Rueckversicherungs-Gesellschaft AG	787	393,605
NMI Holdings, Inc., Class A†	870	29,615
NN Group NV	2,343	109,026
Principal Financial Group, Inc.	1,487	116,655
Progressive Corp.	546	113,410
QBE Insurance Group, Ltd.	4,206	48,793
Reinsurance Group of America, Inc.	1,203	246,940
Talanx AG	559	44,630
Travelers Cos., Inc.	549	111,634
Universal Insurance Holdings, Inc.	453	8,498
Unum Group	2,457	125,577
Willis Towers Watson PLC	467	122,419
Zurich Insurance Group AG	503	268,226
		5,476,342
Internet — 10.1%
Alibaba Group Holding, Ltd.	9,200	83,057
Alphabet, Inc., Class A	25,626	4,667,776
Amazon.com, Inc.†	26,089	5,041,699
Auto Trader Group PLC*	24,277	245,877
Booking Holdings, Inc.	222	879,453
Cargurus, Inc.†	1,438	37,676
DoorDash, Inc., Class A†	1,159	126,076
eBay, Inc.	2,430	130,540
Etsy, Inc.†	1,821	107,402
Eventbrite, Inc., Class A†	3,566	17,259
Expedia Group, Inc.†	6,214	782,902
F5, Inc.†	720	124,006
GoDaddy, Inc., Class A†	847	118,334
HealthStream, Inc.	382	10,658
M3, Inc.	6,600	62,907
MakeMyTrip, Ltd.†	673	56,599
Maplebear, Inc.†	3,317	106,608
MediaAlpha, Inc., Class A†	875	11,524

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
MercadoLibre, Inc.†	45	$ 73,953
Meta Platforms, Inc., Class A	7,364	3,713,076
Netflix, Inc.†	2,633	1,776,959
Opendoor Technologies, Inc.†	6,277	11,550
PDD Holdings, Inc. ADR†	997	132,551
Pinterest, Inc., Class A†	2,685	118,328
Prosus NV	4,910	174,893
Q2 Holdings, Inc.†	248	14,962
Roku, Inc.†	1,960	117,463
Sea, Ltd. ADR†	635	45,352
Tencent Holdings, Ltd.	11,906	567,776
Uber Technologies, Inc.†	16,701	1,213,829
Upwork, Inc.†	3,737	40,173
VeriSign, Inc.†	624	110,947
Zomato, Ltd.†	26,202	62,781
		20,784,946
Investment Companies — 0.2%
EXOR NV	727	76,067
Investor AB, Class B	13,580	371,820
		447,887
Iron/Steel — 0.4%
ArcelorMittal SA	10,186	233,119
Cleveland-Cliffs, Inc.†	3,921	60,344
Commercial Metals Co.	168	9,238
Fortescue, Ltd.	17,850	254,945
Nucor Corp.	723	114,292
Steel Dynamics, Inc.	914	118,363
Worthington Steel, Inc.	248	8,273
		798,574
Leisure Time — 0.0%
MasterCraft Boat Holdings, Inc.†	408	7,703
Lodging — 0.3%
H World Group, Ltd. ADR	2,613	87,065
Hilton Worldwide Holdings, Inc.	540	117,828
Indian Hotels Co., Ltd.	16,184	120,913
InterContinental Hotels Group PLC	773	81,357
Las Vegas Sands Corp.	2,726	120,626
		527,789
Machinery-Construction & Mining — 0.6%
Argan, Inc.	171	12,510
Caterpillar, Inc.	386	128,577
HD Hyundai Electric Co., Ltd.	249	56,077
Hitachi, Ltd.	10,800	241,723
Hyster-Yale, Inc.	260	18,130
Terex Corp.	797	43,707
Vertiv Holdings Co., Class A	8,483	734,373
		1,235,097
Machinery-Diversified — 0.5%
Alamo Group, Inc.	44	7,612
Albany International Corp., Class A	103	8,698
Applied Industrial Technologies, Inc.	228	44,232
Atlas Copco AB, Class A	7,951	149,433
Columbus McKinnon Corp.	220	7,599
Crane Co.	789	114,389
Deere & Co.	309	115,452
Flowserve Corp.	2,343	112,698
GEA Group AG	2,498	104,067
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Graco, Inc.	673	$ 53,356
Mueller Water Products, Inc., Class A	458	8,207
Rockwell Automation, Inc.	447	123,050
Tennant Co.	91	8,958
Watts Water Technologies, Inc., Class A	261	47,860
Westinghouse Air Brake Technologies Corp.	722	114,112
		1,019,723
Media — 0.6%
Comcast Corp., Class A	30,057	1,177,032
Metal Fabricate/Hardware — 0.1%
Janus International Group, Inc.†	644	8,134
Mueller Industries, Inc.	189	10,762
Proto Labs, Inc.†	262	8,093
Prysmian SpA	2,306	142,793
Ryerson Holding Corp.	884	17,238
Standex International Corp.	52	8,380
VAT Group AG*	104	58,965
		254,365
Mining — 0.5%
Alcoa Corp.	2,728	108,520
BHP Group, Ltd. (ASX)	6,994	199,132
BHP Group, Ltd. (LSE)	1,187	33,956
Constellium SE†	2,177	41,036
Freeport-McMoRan, Inc.	2,466	119,847
Glencore PLC	27,433	156,433
Kaiser Aluminum Corp.	84	7,384
Northern Star Resources, Ltd.	3,826	33,180
Rio Tinto PLC	4,069	267,520
Zijin Mining Group Co., Ltd.	46,000	97,077
		1,064,085
Miscellaneous Manufacturing — 1.0%
3M Co.	14,245	1,455,697
A.O. Smith Corp.	1,462	119,563
Donaldson Co., Inc.	1,570	112,349
Elite Material Co., Ltd.	3,000	43,925
Federal Signal Corp.	96	8,032
ITT, Inc.	457	59,035
LSB Industries, Inc.†	1,113	9,104
Parker-Hannifin Corp.	160	80,930
Smiths Group PLC	3,527	76,017
Textron, Inc.	1,286	110,416
		2,075,068
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	336	9,969
Office Furnishings — 0.0%
Interface, Inc.	754	11,069
Steelcase, Inc., Class A	337	4,367
		15,436
Office/Business Equipment — 0.0%
Xerox Holdings Corp.	927	10,772
Oil & Gas — 1.7%
BP PLC	69,953	420,208
California Resources Corp.	188	10,005
Chevron Corp.	818	127,952
ConocoPhillips	1,041	119,070
Coterra Energy, Inc.	4,310	114,948
DCC PLC	1,105	77,384
Delek US Holdings, Inc.	308	7,626

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Devon Energy Corp.	2,455	$ 116,367
ENEOS Holdings, Inc.	14,000	71,927
Eni SpA	4,033	61,997
Equinor ASA	11,272	320,888
Exxon Mobil Corp.	3,286	378,284
HF Sinclair Corp.	2,066	110,200
Inpex Corp.	4,200	61,790
Marathon Petroleum Corp.	4,204	729,310
Murphy Oil Corp.	1,441	59,427
Par Pacific Holdings, Inc.†	1,248	31,512
PBF Energy, Inc., Class A	1,021	46,986
PetroChina Co., Ltd.	170,000	171,980
Repsol SA	5,083	80,212
Shell PLC	2,846	101,957
SM Energy Co.	513	22,177
TotalEnergies SE	1,388	92,652
Valero Energy Corp.	844	132,306
Weatherford International PLC†	588	72,001
		3,539,166
Oil & Gas Services — 0.2%
Baker Hughes Co.	3,531	124,185
DMC Global, Inc.†	430	6,201
DNOW, Inc.†	2,391	32,828
Newpark Resources, Inc.†	1,312	10,903
Oceaneering International, Inc.†	392	9,275
Schlumberger NV	3,542	167,111
TechnipFMC PLC	4,784	125,102
US Silica Holdings, Inc.†	2,851	44,048
		519,653
Packaging & Containers — 0.2%
AptarGroup, Inc.	760	107,016
Clearwater Paper Corp.†	188	9,112
Crown Holdings, Inc.	1,411	104,964
O-I Glass, Inc.†	696	7,746
Packaging Corp. of America	628	114,648
		343,486
Pharmaceuticals — 5.6%
ACELYRIN, Inc.†	2,079	9,168
AbbVie, Inc.	5,110	876,467
Alkermes PLC†	361	8,700
Arvinas, Inc.†	991	26,380
AstraZeneca PLC	1,104	172,436
Becton Dickinson & Co.	2,602	608,114
BellRing Brands, Inc.†	207	11,828
Bristol-Myers Squibb Co.	10,357	430,126
Cardinal Health, Inc.	1,140	112,085
Catalyst Pharmaceuticals, Inc.†	593	9,186
Chugai Pharmaceutical Co., Ltd.	5,600	198,953
Cigna Group	2,436	805,269
CinCor Pharma Inc. CVR†(1)	279	854
Corcept Therapeutics, Inc.†	511	16,602
CVS Health Corp.	2,018	119,183
Daiichi Sankyo Co., Ltd.	700	24,034
Dexcom, Inc.†	858	97,280
Elanco Animal Health, Inc.†	6,295	90,837
Eli Lilly & Co.	3,198	2,895,405
Enanta Pharmaceuticals, Inc.†	550	7,134
GSK PLC	19,350	374,121
Ipsen SA	647	79,338
Ironwood Pharmaceuticals, Inc.†	6,383	41,617
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Johnson & Johnson	837	$ 122,336
McKesson Corp.	209	122,064
Merck & Co., Inc.	16,358	2,025,120
Neurocrine Biosciences, Inc.†	903	124,316
Novartis AG	6,172	660,650
Novo Nordisk A/S, Class B	7,444	1,074,927
Ono Pharmaceutical Co., Ltd.	6,400	87,374
Option Care Health, Inc.†	1,360	37,672
PetIQ, Inc.†	497	10,964
Roche Holding AG	228	63,316
Shionogi & Co., Ltd.	2,200	85,831
Sun Pharmaceutical Industries, Ltd.	3,898	71,044
USANA Health Sciences, Inc.†	180	8,143
Voyager Therapeutics, Inc.†	1,348	10,663
Y-mAbs Therapeutics, Inc.†	678	8,190
		11,527,727
Pipelines — 0.8%
Cheniere Energy, Inc.	8,616	1,506,335
Golar LNG, Ltd.	357	11,192
Targa Resources Corp.	990	127,492
		1,645,019
Private Equity — 0.2%
3i Group PLC	9,186	356,024
Eurazeo SE	481	38,300
		394,324
Real Estate — 0.1%
Anywhere Real Estate, Inc.†	4,231	14,005
CBRE Group, Inc., Class A†	1,344	119,764
Cushman & Wakefield PLC†	2,028	21,091
Phoenix Mills, Ltd.	2,812	120,556
RMR Group, Inc., Class A	257	5,808
		281,224
REITS — 1.6%
Alexander & Baldwin, Inc.	933	15,824
American Assets Trust, Inc.	383	8,572
American Tower Corp.	710	138,010
Apple Hospitality REIT, Inc.	546	7,939
AvalonBay Communities, Inc.	587	121,444
BrightSpire Capital, Inc.	2,677	15,259
Brixmor Property Group, Inc.	5,383	124,293
Broadstone Net Lease, Inc.	544	8,633
CareTrust REIT, Inc.	167	4,192
Chimera Investment Corp.	692	8,858
COPT Defense Properties	329	8,235
Crown Castle, Inc.	1,192	116,458
Elme Communities	547	8,714
Empire State Realty Trust, Inc., Class A	876	8,217
EPR Properties	2,634	110,575
Equity Residential	1,757	121,830
First Industrial Realty Trust, Inc.	2,480	117,825
Goodman Group	4,916	113,961
Host Hotels & Resorts, Inc.	6,111	109,876
Kite Realty Group Trust	1,066	23,857
Klepierre SA	5,855	156,635
Ladder Capital Corp.	794	8,964
MFA Financial, Inc.	690	7,342
Mid-America Apartment Communities, Inc.	842	120,078
National Health Investors, Inc.	419	28,379
NexPoint Residential Trust, Inc.	284	11,221
Outfront Media, Inc.	549	7,851

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Park Hotels & Resorts, Inc.	7,095	$ 106,283
Piedmont Office Realty Trust, Inc., Class A	1,147	8,316
Public Storage	419	120,525
Retail Opportunity Investments Corp.	1,443	17,936
RLJ Lodging Trust	3,865	37,220
Ryman Hospitality Properties, Inc.	525	52,427
Sabra Health Care REIT, Inc.	1,904	29,322
Simon Property Group, Inc.	7,443	1,129,847
SITE Centers Corp.	570	8,265
Sunstone Hotel Investors, Inc.	4,096	42,844
Tanger, Inc.	286	7,753
Urban Edge Properties	2,402	44,365
Weyerhaeuser Co.	6,060	172,043
Xenia Hotels & Resorts, Inc.	288	4,127
		3,314,315
Retail — 2.9%
Abercrombie & Fitch Co., Class A†	382	67,935
Alsea SAB de CV	10,628	36,947
American Eagle Outfitters, Inc.	1,269	25,329
Associated British Foods PLC	6,105	190,927
AutoZone, Inc.†	45	133,385
Beacon Roofing Supply, Inc.†	101	9,141
BlueLinx Holdings, Inc.†	205	19,084
Buckle, Inc.	199	7,351
Caleres, Inc.	223	7,493
Carvana Co.†	528	67,964
Chipotle Mexican Grill, Inc.†	1,750	109,638
Costco Wholesale Corp.	131	111,349
Dave & Buster's Entertainment, Inc.†	166	6,609
Designer Brands, Inc., Class A	882	6,024
Dillard's, Inc., Class A	111	48,883
Dollar Tree, Inc.†	1,016	108,478
Fast Retailing Co., Ltd.	800	201,678
GMS, Inc.†	526	42,401
Home Depot, Inc.	1,181	406,547
Industria de Diseno Textil SA	7,658	380,214
J. Jill, Inc.	260	9,092
JUMBO SA	1,342	38,632
Kalyan Jewellers India, Ltd.	5,330	32,145
McDonald's Corp.	542	138,123
Next PLC	1,292	147,577
O'Reilly Automotive, Inc.†	154	162,633
Pandora A/S	1,631	246,152
Ross Stores, Inc.	2,682	389,748
Sally Beauty Holdings, Inc.†	710	7,618
Starbucks Corp.	1,528	118,955
Target Corp.	660	97,706
TJX Cos., Inc.	2,682	295,288
Tokyo Gas Co., Ltd.	6,800	146,025
Ulta Beauty, Inc.†	286	110,359
Urban Outfitters, Inc.†	214	8,785
Walmart, Inc.	31,449	2,129,412
		6,065,627
Savings & Loans — 0.0%
Axos Financial, Inc.†	928	53,035
Berkshire Hills Bancorp, Inc.	478	10,898
OceanFirst Financial Corp.	793	12,601
WSFS Financial Corp.	196	9,212
		85,746
Security Description	Shares or Principal Amount	Value

Semiconductors — 7.6%
Ambarella, Inc.†	701	$ 37,819
Amkor Technology, Inc.	860	34,417
Applied Materials, Inc.	1,145	270,208
ASML Holding NV	945	975,817
Axcelis Technologies, Inc.†	79	11,233
Broadcom, Inc.	449	720,883
CEVA, Inc.†	428	8,256
Disco Corp.	800	303,512
KLA Corp.	835	688,466
Lam Research Corp.	137	145,884
MaxLinear, Inc.†	1,801	36,272
MediaTek, Inc.	3,000	129,464
Monolithic Power Systems, Inc.	153	125,717
Novatek Microelectronics Corp.	4,000	74,719
NVIDIA Corp.	65,659	8,111,513
Photronics, Inc.†	336	8,289
Qorvo, Inc.†	1,105	128,224
QUALCOMM, Inc.	9,277	1,847,793
Rambus, Inc.†	1,056	62,051
Renesas Electronics Corp.	11,700	218,816
Samsung Electronics Co., Ltd.	6,683	395,688
Silicon Laboratories, Inc.†	388	42,924
SK Hynix, Inc.	1,118	192,086
Synaptics, Inc.†	178	15,700
Taiwan Semiconductor Manufacturing Co., Ltd.	33,039	983,792
		15,569,543
Software — 6.7%
8x8, Inc.†	3,278	7,277
Adeia, Inc.	354	3,960
Adobe, Inc.†	3,072	1,706,619
Agilysys, Inc.†	251	26,139
Alkami Technology, Inc.	334	9,512
Altair Engineering, Inc., Class A	96	9,416
Appfolio, Inc., Class A†	49	11,984
Atlassian Corp., Class A†	834	147,518
Autodesk, Inc.†	540	133,623
Bandwidth, Inc., Class A†	915	15,445
BlackLine, Inc.†	406	19,671
Cadence Design Systems, Inc.†	4,919	1,513,822
CommVault Systems, Inc.†	521	63,338
DocuSign, Inc.†	5,333	285,316
Domo, Inc., Class B†	1,694	13,078
Dropbox, Inc., Class A†	5,118	115,001
Guidewire Software, Inc.†	912	125,756
Health Catalyst, Inc.†	1,493	9,540
Manhattan Associates, Inc.†	535	131,974
Microsoft Corp.	14,737	6,586,702
MicroStrategy, Inc., Class A†	22	30,305
Nexon Co., Ltd.	1,900	35,133
Paycom Software, Inc.	818	117,007
PDF Solutions, Inc.†	258	9,386
Pegasystems, Inc.	1,730	104,717
Phreesia, Inc.†	1,081	22,917
Procore Technologies, Inc.†	1,753	116,241
PROS Holdings, Inc.†	680	19,482
ROBLOX Corp., Class A†	2,685	99,909
Salesforce, Inc.	1,842	473,578
SAP SE	225	45,667
Schrodinger, Inc.†	392	7,581
ServiceNow, Inc.†	162	127,441
Smartsheet, Inc., Class A†	2,718	119,809
Snowflake, Inc., Class A†	902	121,851

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Square Enix Holdings Co., Ltd.	2,500	$ 75,082
SS&C Technologies Holdings, Inc.	1,844	115,563
Teradata Corp.†	3,461	119,612
TIS, Inc.	3,200	62,015
Veeva Systems, Inc., Class A†	4,557	833,977
Weave Communications, Inc.†	1,339	12,078
Workday, Inc., Class A†	587	131,230
Yext, Inc.†	3,249	17,382
Zoom Video Communications, Inc., Class A†	1,868	110,567
		13,864,221
Telecommunications — 1.5%
A10 Networks, Inc.	580	8,033
Arista Networks, Inc.†	398	139,491
AT&T, Inc.	36,983	706,745
Calix, Inc.†	253	8,964
Cisco Systems, Inc.	6,687	317,699
Credo Technology Group Holding, Ltd.†	476	15,203
DigitalBridge Group, Inc.	614	8,412
Extreme Networks, Inc.†	4,010	53,935
InterDigital, Inc.	437	50,937
Iridium Communications, Inc.	3,663	97,509
KDDI Corp.	12,400	327,861
Motorola Solutions, Inc.	969	374,083
NETGEAR, Inc.†	614	9,394
Preformed Line Products Co.	54	6,725
Telstra Group, Ltd.	66,744	161,180
TIM SA	29,700	84,370
Verizon Communications, Inc.	18,947	781,374
Viavi Solutions, Inc.†	996	6,843
		3,158,758
Toys/Games/Hobbies — 0.1%
JAKKS Pacific, Inc.†	363	6,501
Nintendo Co., Ltd.	3,100	164,856
		171,357
Transportation — 0.9%
ArcBest Corp.	88	9,423
Aurizon Holdings, Ltd.	29,266	71,260
Costamare, Inc.	657	10,795
CSX Corp.	4,263	142,597
Deutsche Post AG	4,602	186,249
FedEx Corp.	455	136,427
Hub Group, Inc., Class A	654	28,155
International Seaways, Inc.	426	25,189
Kawasaki Kisen Kaisha, Ltd.	1,400	20,362
Matson, Inc.	433	56,710
Norfolk Southern Corp.	505	108,418
Scorpio Tankers, Inc.	658	53,489
Teekay Corp.†	2,285	20,496
Teekay Tankers, Ltd., Class A	635	43,694
Union Pacific Corp.	4,019	909,339
United Parcel Service, Inc., Class B	849	116,186
		1,938,789
Water — 0.0%
American States Water Co.	106	7,692
SJW Group	223	12,091
		19,783
Total Common Stocks (cost $118,244,315)		160,418,527
Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS — 0.0%
Diversified Financial Services — 0.0%
Apollo Global Management, Inc.† (cost $15,200)	304	$ 19,945
CORPORATE BONDS & NOTES — 7.4%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028*	$ 30,000	26,250
7.88%, 04/01/2030*	40,000	40,262
Interpublic Group of Cos., Inc.
4.65%, 10/01/2028	62,000	60,636
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/2027*	15,000	14,521
7.38%, 02/15/2031*	30,000	31,221
		172,890
Aerospace/Defense — 0.2%
Boeing Co.
2.20%, 02/04/2026	51,000	47,934
2.70%, 02/01/2027	12,000	11,063
3.20%, 03/01/2029	10,000	8,872
3.38%, 06/15/2046	31,000	19,767
5.71%, 05/01/2040	10,000	9,220
5.81%, 05/01/2050	5,000	4,506
6.13%, 02/15/2033	36,000	35,854
6.26%, 05/01/2027*	3,000	3,020
6.30%, 05/01/2029*	7,000	7,098
6.39%, 05/01/2031*	20,000	20,361
6.53%, 05/01/2034*	8,000	8,191
6.86%, 05/01/2054*	23,000	23,602
Bombardier, Inc.
7.00%, 06/01/2032*	5,000	5,069
7.25%, 07/01/2031*	5,000	5,134
8.75%, 11/15/2030*	20,000	21,616
Howmet Aerospace, Inc.
3.00%, 01/15/2029	9,000	8,173
5.95%, 02/01/2037	40,000	41,164
Spirit AeroSystems, Inc.
9.38%, 11/30/2029*	5,000	5,383
9.75%, 11/15/2030*	30,000	33,094
TransDigm, Inc.
4.88%, 05/01/2029	15,000	14,050
5.50%, 11/15/2027	15,000	14,729
6.63%, 03/01/2032*	20,000	20,201
6.75%, 08/15/2028*	20,000	20,245
6.88%, 12/15/2030*	20,000	20,417
7.13%, 12/01/2031*	5,000	5,152
		413,915
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026*	10,000	9,911
5.75%, 04/20/2029*	15,000	14,593
United Airlines, Inc.
4.63%, 04/15/2029*	5,000	4,657
		29,161
Apparel — 0.1%
Crocs, Inc.
4.25%, 03/15/2029*	15,000	13,672
Hanesbrands, Inc.
9.00%, 02/15/2031*	30,000	31,432
Kontoor Brands, Inc.
4.13%, 11/15/2029*	20,000	18,105

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Apparel (continued)
Levi Strauss & Co.
3.50%, 03/01/2031*	$ 40,000	$ 34,603
Tapestry, Inc.
7.85%, 11/27/2033	13,000	13,693
		111,505
Auto Manufacturers — 0.0%
General Motors Financial Co., Inc.
5.80%, 01/07/2029	30,000	30,267
Hyundai Capital America
5.35%, 03/19/2029*	22,000	21,966
5.40%, 01/08/2031*	11,000	10,927
6.38%, 04/08/2030*	4,000	4,176
		67,336
Auto Parts & Equipment — 0.0%
Clarios Global LP
6.75%, 05/15/2025*	9,000	8,997
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	20,000	20,241
8.50%, 05/15/2027*	10,000	10,057
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.75%, 05/31/2032*	10,000	10,134
Goodyear Tire & Rubber Co.
5.63%, 04/30/2033	30,000	27,118
		76,547
Banks — 0.8%
Bank of America Corp.
2.50%, 02/13/2031	46,000	39,760
3.85%, 03/08/2037	87,000	76,244
5.47%, 01/23/2035	18,000	17,982
6.10%, 03/17/2025(2)	87,000	86,746
Bank of Montreal
3.80%, 12/15/2032	14,000	13,154
Bank of Nova Scotia
5.35%, 12/07/2026	45,000	45,056
Citigroup, Inc.
3.88%, 02/18/2026(2)	40,000	37,856
4.45%, 09/29/2027	119,000	115,993
6.17%, 05/25/2034	14,000	14,238
7.13%, 08/15/2029(2)	36,000	35,920
Deutsche Bank AG
2.31%, 11/16/2027	150,000	138,490
Fifth Third Bancorp
6.34%, 07/27/2029	35,000	35,878
First-Citizens Bank & Trust Co.
6.13%, 03/09/2028	44,000	44,950
Freedom Mortgage Corp.
6.63%, 01/15/2027*	20,000	19,317
12.00%, 10/01/2028*	20,000	21,475
12.25%, 10/01/2030*	5,000	5,379
Goldman Sachs Group, Inc.
3.65%, 08/10/2026(2)	7,000	6,509
JPMorgan Chase & Co.
3.65%, 06/01/2026(2)	12,000	11,350
4.60%, 02/01/2025(2)	71,000	70,010
5.72%, 09/14/2033	51,000	51,706
6.07%, 10/22/2027	100,000	101,750
JPMorgan Chase & Co. FRS
6.58%, (TSFR1M+1.26%), 05/15/2077	34,000	31,231
Morgan Stanley
5.12%, 02/01/2029	180,000	179,288
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.30%, 04/20/2037	$ 11,000	$ 10,533
5.94%, 02/07/2039	31,000	30,659
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	63,000	58,330
Truist Financial Corp.
5.71%, 01/24/2035	41,000	40,821
US Bancorp
2.49%, 11/03/2036	62,000	48,812
Wells Fargo & Co.
3.90%, 03/15/2026(2)	22,000	21,052
5.57%, 07/25/2029	135,000	136,225
Westpac Banking Corp.
2.96%, 11/16/2040	25,000	17,517
4.42%, 07/24/2039	32,000	28,246
		1,592,477
Biotechnology — 0.1%
Amgen, Inc.
3.20%, 11/02/2027	24,000	22,613
5.25%, 03/02/2030	40,000	40,294
5.65%, 03/02/2053	19,000	18,712
5.75%, 03/02/2063	23,000	22,522
Royalty Pharma PLC
5.15%, 09/02/2029	27,000	26,772
5.40%, 09/02/2034	29,000	28,221
		159,134
Building Materials — 0.1%
Boise Cascade Co.
4.88%, 07/01/2030*	25,000	23,159
Builders FirstSource, Inc.
4.25%, 02/01/2032*	10,000	8,839
6.38%, 06/15/2032*	10,000	10,014
6.38%, 03/01/2034*	15,000	14,850
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	30,000	29,412
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	10,000	8,548
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	40,000	40,312
Louisiana-Pacific Corp.
3.63%, 03/15/2029*	15,000	13,611
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/2032*	15,000	15,107
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	20,000	18,458
Owens Corning
3.50%, 02/15/2030*	25,000	22,779
5.70%, 06/15/2034	36,000	36,331
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/2031*	25,000	26,523
Standard Industries, Inc.
3.38%, 01/15/2031*	5,000	4,213
4.38%, 07/15/2030*	30,000	27,106
		299,262
Chemicals — 0.3%
Avient Corp.
7.13%, 08/01/2030*	20,000	20,382
Celanese US Holdings LLC
1.40%, 08/05/2026	19,000	17,449
6.17%, 07/15/2027	73,000	74,089
6.33%, 07/15/2029	14,000	14,399
6.55%, 11/15/2030	18,000	18,810

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
CF Industries, Inc.
4.95%, 06/01/2043	$ 55,000	$ 47,975
FMC Corp.
5.65%, 05/18/2033	41,000	40,364
Huntsman International LLC
4.50%, 05/01/2029	73,000	69,166
Ingevity Corp.
3.88%, 11/01/2028*	15,000	13,609
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	17,000	14,173
4.45%, 09/26/2028	42,000	40,496
LSF11 A5 HoldCo LLC
6.63%, 10/15/2029*	25,000	23,661
Nutrien, Ltd.
4.00%, 12/15/2026	8,000	7,740
4.20%, 04/01/2029	29,000	27,749
Rain Carbon, Inc.
12.25%, 09/01/2029*	15,000	16,144
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028*	45,000	41,816
6.63%, 05/01/2029*	30,000	28,172
Tronox, Inc.
4.63%, 03/15/2029*	25,000	22,567
Vibrantz Technologies, Inc.
9.00%, 02/15/2030*	20,000	18,305
Westlake Chemical Corp.
2.88%, 08/15/2041	26,000	17,656
WR Grace Holdings LLC
5.63%, 08/15/2029*	20,000	18,434
7.38%, 03/01/2031*	25,000	25,337
		618,493
Commercial Services — 0.2%
ADT Security Corp.
4.13%, 08/01/2029*	20,000	18,444
Allied Universal Holdco LLC
7.88%, 02/15/2031*	30,000	30,078
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027*	5,000	4,803
Block, Inc.
3.50%, 06/01/2031	20,000	17,253
EquipmentShare.com, Inc.
9.00%, 05/15/2028*	15,000	15,480
ERAC USA Finance LLC
5.63%, 03/15/2042*	42,000	41,984
Garda World Security Corp.
7.75%, 02/15/2028*	5,000	5,092
9.50%, 11/01/2027*	22,000	22,102
Gartner, Inc.
3.63%, 06/15/2029*	6,000	5,495
3.75%, 10/01/2030*	52,000	46,636
Herc Holdings, Inc.
5.50%, 07/15/2027*	15,000	14,765
6.63%, 06/15/2029*	15,000	15,210
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	25,000	23,994
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.25%, 01/15/2028*	30,000	29,563
Service Corp. International
3.38%, 08/15/2030	5,000	4,352
4.00%, 05/15/2031	10,000	8,906
4.63%, 12/15/2027	14,000	13,545
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
5.13%, 06/01/2029	$ 20,000	$ 19,433
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
4.63%, 11/01/2026*	15,000	14,524
		351,659
Computers — 0.1%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	15,000	14,197
Apple, Inc.
4.38%, 05/13/2045	30,000	26,735
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	20,000	18,033
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	20,000	20,491
McAfee Corp.
7.38%, 02/15/2030*	45,000	41,573
Seagate HDD Cayman
3.13%, 07/15/2029	10,000	8,566
9.63%, 12/01/2032	5,000	5,703
		135,298
Cosmetics/Personal Care — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029*	20,000	19,008
6.63%, 07/15/2030*	15,000	15,222
Kenvue, Inc.
4.90%, 03/22/2033	71,000	70,219
5.05%, 03/22/2053	12,000	11,319
		115,768
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	20,000	17,890
4.00%, 01/15/2028*	20,000	18,672
Gates Corp.
6.88%, 07/01/2029*	5,000	5,087
Ritchie Bros. Holdings, Inc.
6.75%, 03/15/2028*	10,000	10,181
7.75%, 03/15/2031*	15,000	15,665
		67,495
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
5.10%, 01/19/2029	150,000	148,561
Air Lease Corp.
3.25%, 10/01/2029	39,000	35,287
4.63%, 10/01/2028	51,000	49,454
5.85%, 12/15/2027	5,000	5,063
Ally Financial, Inc.
8.00%, 11/01/2031	48,000	52,972
Aretec Escrow Issuer 2, Inc.
10.00%, 08/15/2030*	20,000	21,752
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	20,000	19,279
Aviation Capital Group LLC
5.38%, 07/15/2029*	45,000	44,476
Capital One Financial Corp.
3.75%, 03/09/2027	28,000	26,892
7.62%, 10/30/2031	31,000	34,127
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	20,000	15,750
Credit Acceptance Corp.
9.25%, 12/15/2028*	30,000	31,707

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Encore Capital Group, Inc.
8.50%, 05/15/2030*	$ 20,000	$ 20,346
GGAM Finance, Ltd.
8.00%, 02/15/2027*	10,000	10,329
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	14,000	10,822
4.35%, 06/15/2029	25,000	24,170
Jefferies Financial Group, Inc.
6.05%, 03/12/2025	45,000	44,970
6.20%, 04/14/2034	18,000	18,231
Jefferson Capital Holdings LLC
9.50%, 02/15/2029*	55,000	56,695
LPL Holdings, Inc.
6.75%, 11/17/2028	24,000	25,203
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/2029*	5,000	5,085
6.50%, 03/26/2031*	5,000	5,142
Nasdaq, Inc.
5.55%, 02/15/2034	7,000	7,009
Nationstar Mortgage Holdings, Inc.
5.75%, 11/15/2031*	40,000	37,597
7.13%, 02/01/2032*	25,000	25,146
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.88%, 04/15/2045*	19,000	15,002
OneMain Finance Corp.
5.38%, 11/15/2029	50,000	46,893
7.50%, 05/15/2031	20,000	20,237
PennyMac Financial Services, Inc.
7.88%, 12/15/2029*	25,000	25,780
PHH Mortgage Corp.
7.88%, 03/15/2026*	20,000	19,502
PRA Group, Inc.
8.88%, 01/31/2030*	45,000	44,905
		948,384
Electric — 0.6%
AES Corp.
2.45%, 01/15/2031	44,000	36,226
American Electric Power Co., Inc.
4.30%, 12/01/2028	38,000	36,498
5.63%, 03/01/2033	8,000	7,971
American Transmission Systems, Inc.
2.65%, 01/15/2032*	14,000	11,646
Appalachian Power Co.
5.80%, 10/01/2035	18,000	17,883
Calpine Corp.
5.00%, 02/01/2031*	10,000	9,333
5.25%, 06/01/2026*	10,000	9,889
Commonwealth Edison Co.
5.88%, 02/01/2033	22,000	22,538
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	12,000	9,897
Constellation Energy Generation LLC
5.60%, 03/01/2028	60,000	60,766
5.75%, 03/15/2054	19,000	18,413
6.13%, 01/15/2034	18,000	18,754
6.50%, 10/01/2053	44,000	46,701
Duke Energy Corp.
4.85%, 01/05/2029	5,000	4,937
5.45%, 06/15/2034	49,000	48,432
5.80%, 06/15/2054	36,000	34,970
Security Description	Shares or Principal Amount	Value

Electric (continued)
Duke Energy Ohio, Inc.
3.65%, 02/01/2029	$ 17,000	$ 16,045
Electricite de France SA
4.75%, 10/13/2035*	49,000	44,728
Eversource Energy
5.13%, 05/15/2033	49,000	47,038
5.45%, 03/01/2028	20,000	20,059
Exelon Corp.
5.15%, 03/15/2029	70,000	69,734
5.45%, 03/15/2034	8,000	7,943
Georgia Power Co.
4.95%, 05/17/2033	41,000	39,975
5.25%, 03/15/2034	26,000	25,918
IPALCO Enterprises, Inc.
4.25%, 05/01/2030	45,000	41,769
NRG Energy, Inc.
2.00%, 12/02/2025*	39,000	36,904
2.45%, 12/02/2027*	30,000	27,074
10.25%, 03/15/2028*(2)	20,000	21,874
Oncor Electric Delivery Co. LLC
4.95%, 09/15/2052	59,000	53,379
Pacific Gas & Electric Co.
2.10%, 08/01/2027	12,000	10,827
2.95%, 03/01/2026	10,000	9,571
4.95%, 07/01/2050	14,000	11,567
5.55%, 05/15/2029	15,000	15,034
5.90%, 06/15/2032	23,000	23,017
6.10%, 01/15/2029	15,000	15,352
6.95%, 03/15/2034	23,000	24,765
PacifiCorp
2.70%, 09/15/2030	13,000	11,279
6.25%, 10/15/2037	11,000	11,399
PG&E Corp.
5.25%, 07/01/2030	30,000	28,651
Puget Sound Energy, Inc.
5.45%, 06/01/2053	23,000	22,071
Sempra Energy
5.50%, 08/01/2033	23,000	22,962
Southern Co.
5.50%, 03/15/2029	5,000	5,066
5.70%, 03/15/2034	31,000	31,517
Vista Operations Co. LLC
3.70%, 01/30/2027*	45,000	43,008
Vistra Corp.
7.00%, 12/15/2026*(2)	10,000	9,913
8.00%, 10/15/2026*(2)	15,000	15,127
Vistra Operations Co. LLC
4.30%, 07/15/2029*	29,000	27,401
5.00%, 07/31/2027*	10,000	9,673
6.00%, 04/15/2034*	36,000	36,086
6.88%, 04/15/2032*	15,000	15,228
6.95%, 10/15/2033*	18,000	19,265
7.75%, 10/15/2031*	25,000	26,035
		1,292,108
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.
6.38%, 03/15/2029*	5,000	5,018
6.63%, 03/15/2032*	5,000	5,053
		10,071

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electronics — 0.1%
EquipmentShare.com, Inc.
8.63%, 05/15/2032*	$ 15,000	$ 15,554
Imola Merger Corp.
4.75%, 05/15/2029*	40,000	37,394
Sensata Technologies, Inc.
3.75%, 02/15/2031*	103,000	89,774
TTM Technologies, Inc.
4.00%, 03/01/2029*	35,000	32,115
		174,837
Engineering & Construction — 0.0%
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/2029*	40,000	35,692
MasTec, Inc.
5.90%, 06/15/2029	50,000	50,211
		85,903
Entertainment — 0.2%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	40,000	36,671
6.50%, 02/15/2032*	5,000	5,025
7.00%, 02/15/2030*	35,000	35,759
CDI Escrow Issuer, Inc.
5.75%, 04/01/2030*	20,000	19,427
Cinemark USA, Inc.
5.25%, 07/15/2028*	20,000	19,118
Light & Wonder International, Inc.
7.25%, 11/15/2029*	35,000	35,746
7.50%, 09/01/2031*	5,000	5,166
Live Nation Entertainment, Inc.
5.63%, 03/15/2026*	20,000	19,720
6.50%, 05/15/2027*	10,000	10,057
Penn Entertainment, Inc.
5.63%, 01/15/2027*	25,000	24,136
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.
6.63%, 03/01/2030*	25,000	24,370
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	25,000	25,453
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.
6.63%, 05/01/2032*	10,000	10,162
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	86,000	81,650
5.05%, 03/15/2042	26,000	21,149
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	30,000	28,532
7.13%, 02/15/2031*	35,000	36,292
		438,433
Environmental Control — 0.1%
Clean Harbors, Inc.
6.38%, 02/01/2031*	10,000	10,026
GFL Environmental, Inc.
4.75%, 06/15/2029*	15,000	14,156
6.75%, 01/15/2031*	5,000	5,101
Madison IAQ LLC
4.13%, 06/30/2028*	10,000	9,326
5.88%, 06/30/2029*	35,000	32,564
Republic Services, Inc.
5.00%, 11/15/2029	70,000	69,728
Waste Connections, Inc.
4.25%, 12/01/2028	50,000	48,279
Security Description	Shares or Principal Amount	Value

Environmental Control (continued)
Wrangler Holdco Corp.
6.63%, 04/01/2032*	$ 10,000	$ 9,956
		199,136
Food — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.88%, 02/15/2030*	30,000	28,350
Campbell Soup Co.
5.20%, 03/21/2029	15,000	15,009
Chobani LLC/Chobani Finance Corp, Inc.
7.63%, 07/01/2029*	25,000	25,748
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/2034*	42,000	44,524
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.00%, 02/02/2029	50,000	44,607
US Foods, Inc.
4.75%, 02/15/2029*	15,000	14,227
7.25%, 01/15/2032*	5,000	5,189
		177,654
Food Service — 0.0%
Aramark Services, Inc.
5.00%, 02/01/2028*	25,000	24,178
Forest Products & Paper — 0.0%
Mercer International, Inc.
5.13%, 02/01/2029	15,000	13,201
12.88%, 10/01/2028*	10,000	10,757
		23,958
Gas — 0.0%
CenterPoint Energy Resources Corp.
5.40%, 07/01/2034	23,000	22,774
NiSource, Inc.
5.20%, 07/01/2029	45,000	44,825
		67,599
Healthcare-Products — 0.0%
Bausch & Lomb Corp.
8.38%, 10/01/2028*	15,000	15,356
Medline Borrower LP
3.88%, 04/01/2029*	25,000	23,023
5.25%, 10/01/2029*	15,000	14,315
		52,694
Healthcare-Services — 0.2%
Centene Corp.
3.00%, 10/15/2030	15,000	12,826
4.63%, 12/15/2029	20,000	18,917
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	10,000	9,125
4.00%, 03/15/2031*	10,000	8,919
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030*	45,000	37,102
5.63%, 03/15/2027*	15,000	13,968
6.88%, 04/01/2028*	10,000	7,373
10.88%, 01/15/2032*	20,000	20,816
Concentra Escrow Issuer Corp.
6.88%, 07/15/2032*	10,000	10,132
HCA, Inc.
3.63%, 03/15/2032	13,000	11,451

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
4.50%, 02/15/2027	$ 3,000	$ 2,931
5.60%, 04/01/2034	15,000	14,910
6.00%, 04/01/2054	21,000	20,749
Humana, Inc.
5.75%, 03/01/2028	50,000	50,861
Tenet Healthcare Corp.
4.25%, 06/01/2029	15,000	13,969
5.13%, 11/01/2027	70,000	68,504
6.13%, 06/15/2030	25,000	24,831
		347,384
Home Builders — 0.1%
LGI Homes, Inc.
8.75%, 12/15/2028*	30,000	31,248
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	20,000	19,152
5.75%, 01/15/2028*	10,000	9,912
5.88%, 06/15/2027*	10,000	9,956
Toll Brothers Finance Corp.
3.80%, 11/01/2029	25,000	23,125
4.35%, 02/15/2028	16,000	15,452
		108,845
Insurance — 0.3%
Acrisure LLC / Acrisure Finance, Inc.
7.50%, 11/06/2030*	30,000	30,021
8.50%, 06/15/2029*	30,000	30,309
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.88%, 11/01/2029*	25,000	23,394
7.00%, 01/15/2031*	35,000	35,358
Athene Holding, Ltd.
5.88%, 01/15/2034	50,000	49,474
6.25%, 04/01/2054	13,000	13,008
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	12,000	7,716
4.30%, 05/15/2043	27,000	23,610
CNA Financial Corp.
5.13%, 02/15/2034	26,000	25,172
CNO Financial Group, Inc.
5.25%, 05/30/2025	11,000	10,930
5.25%, 05/30/2029	15,000	14,554
6.45%, 06/15/2034	59,000	58,943
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	30,000	29,901
Fairfax Financial Holdings, Ltd.
4.85%, 04/17/2028	71,000	69,711
Fidelity National Financial, Inc.
3.20%, 09/17/2051	25,000	15,396
HUB International, Ltd.
7.25%, 06/15/2030*	25,000	25,628
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	10,000	10,429
10.50%, 12/15/2030*	20,000	21,477
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070*	64,000	43,227
MetLife, Inc.
6.40%, 12/15/2066	40,000	40,486
Teachers Insurance & Annuity Assoc. of America
6.85%, 12/16/2039*	19,000	21,194
		599,938
Security Description	Shares or Principal Amount	Value

Internet — 0.1%
Gen Digital, Inc.
6.75%, 09/30/2027*	$ 10,000	$ 10,127
Match Group Holdings II LLC
4.13%, 08/01/2030*	15,000	13,272
4.63%, 06/01/2028*	15,000	14,036
Meta Platforms, Inc.
4.45%, 08/15/2052	35,000	30,172
5.60%, 05/15/2053	68,000	69,405
5.75%, 05/15/2063	41,000	42,126
Netflix, Inc.
5.38%, 11/15/2029*	18,000	18,176
5.88%, 11/15/2028	10,000	10,303
TripAdvisor, Inc
7.00%, 07/15/2025*	20,000	20,056
		227,673
Investment Companies — 0.0%
Ares Capital Corp.
3.88%, 01/15/2026	88,000	84,967
7.00%, 01/15/2027	5,000	5,084
		90,051
Iron/Steel — 0.1%
ArcelorMittal
7.50%, 10/15/2039	37,000	39,740
ATI, Inc.
4.88%, 10/01/2029	5,000	4,674
5.88%, 12/01/2027	30,000	29,601
7.25%, 08/15/2030	25,000	25,806
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029*	22,000	22,049
Commercial Metals Co.
4.38%, 03/15/2032	5,000	4,508
TMS International Corp.
6.25%, 04/15/2029*	25,000	22,823
United States Steel Corp.
6.65%, 06/01/2037	10,000	9,957
		159,158
Leisure Time — 0.1%
Brunswick Corp.
5.85%, 03/18/2029	25,000	25,014
Carnival Corp.
5.75%, 03/01/2027*	40,000	39,517
7.00%, 08/15/2029*	5,000	5,183
10.50%, 06/01/2030*	15,000	16,295
Carnival Holdings Bermuda, Ltd.
10.38%, 05/01/2028*	15,000	16,239
NCL Corp., Ltd.
7.75%, 02/15/2029*	15,000	15,595
8.13%, 01/15/2029*	10,000	10,477
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	5,000	4,839
5.50%, 08/31/2026*	10,000	9,889
6.25%, 03/15/2032*	5,000	5,042
7.25%, 01/15/2030*	15,000	15,531
9.25%, 01/15/2029*	35,000	37,365
Viking Cruises, Ltd.
7.00%, 02/15/2029*	10,000	10,053
9.13%, 07/15/2031*	25,000	27,077
		238,116

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 06/15/2031*	$ 35,000	$ 31,721
Full House Resorts, Inc.
8.25%, 02/15/2028*	35,000	33,532
Station Casinos LLC
4.50%, 02/15/2028*	25,000	23,523
4.63%, 12/01/2031*	20,000	17,826
6.63%, 03/15/2032*	5,000	4,975
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/2025*	20,000	19,873
		131,450
Machinery-Construction & Mining — 0.0%
Oshkosh Corp.
3.10%, 03/01/2030	8,000	7,083
4.60%, 05/15/2028	40,000	39,044
Terex Corp.
5.00%, 05/15/2029*	15,000	14,234
		60,361
Machinery-Diversified — 0.1%
Chart Industries, Inc.
7.50%, 01/01/2030*	25,000	25,834
9.50%, 01/01/2031*	10,000	10,835
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	59,000	59,324
		95,993
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	15,000	12,247
4.75%, 03/01/2030*	85,000	73,621
4.75%, 02/01/2032*	25,000	20,474
5.38%, 06/01/2029*	50,000	45,488
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	39,000	33,333
Comcast Corp.
4.00%, 11/01/2049	45,000	35,117
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027*	25,000	23,515
DISH DBS Corp.
5.25%, 12/01/2026*	10,000	7,888
5.88%, 11/15/2024	10,000	9,496
Gray Television, Inc.
5.38%, 11/15/2031*	25,000	14,172
McGraw-Hill Education, Inc.
5.75%, 08/01/2028*	20,000	19,286
8.00%, 08/01/2029*	30,000	29,172
News Corp.
3.88%, 05/15/2029*	20,000	18,410
Nexstar Media, Inc.
4.75%, 11/01/2028*	15,000	13,336
Paramount Global
3.70%, 06/01/2028	30,000	27,052
4.20%, 06/01/2029	10,000	8,905
4.38%, 03/15/2043	26,000	17,237
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	25,000	20,408
4.00%, 07/15/2028*	15,000	13,550
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	10,000	11,048
Security Description	Shares or Principal Amount	Value

Media (continued)
Univision Communications, Inc.
8.00%, 08/15/2028*	$ 25,000	$ 24,381
Walt Disney Co.
4.75%, 09/15/2044	22,000	19,905
7.75%, 12/01/2045	3,000	3,792
		501,833
Metal Fabricate/Hardware — 0.0%
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029*	10,000	9,202
Mining — 0.1%
FMG Resources August 2006 Pty, Ltd.
6.13%, 04/15/2032*	20,000	19,774
Glencore Finance Canada, Ltd.
6.00%, 11/15/2041*	7,000	6,877
Glencore Funding LLC
2.50%, 09/01/2030*	26,000	21,984
5.63%, 04/04/2034*	44,000	43,324
6.38%, 10/06/2030*	31,000	32,311
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	25,000	24,878
Novelis Corp.
3.88%, 08/15/2031*	15,000	12,987
4.75%, 01/30/2030*	15,000	13,916
		176,051
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	25,000	22,584
Oil & Gas — 0.4%
Antero Resources Corp.
7.63%, 02/01/2029*	8,000	8,227
Canadian Natural Resources, Ltd.
7.20%, 01/15/2032	40,000	43,934
Cenovus Energy, Inc.
6.75%, 11/15/2039	2,000	2,158
Chesapeake Energy Corp.
6.75%, 04/15/2029*	35,000	35,067
Chord Energy Corp.
6.38%, 06/01/2026*	25,000	24,994
Civitas Resources, Inc.
8.38%, 07/01/2028*	10,000	10,478
8.63%, 11/01/2030*	5,000	5,361
8.75%, 07/01/2031*	25,000	26,774
Comstock Resources, Inc.
5.88%, 01/15/2030*	20,000	18,611
6.75%, 03/01/2029*	15,000	14,537
Devon Energy Corp.
7.95%, 04/15/2032	20,000	22,895
Devon Financing Co. LLC
7.88%, 09/30/2031	10,000	11,300
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028*	30,000	30,572
Endeavor Energy Resources LP/EER Finance, Inc.
5.75%, 01/30/2028*	45,000	45,423
Matador Resources Co.
6.50%, 04/15/2032*	15,000	15,001
Nabors Industries, Inc.
7.38%, 05/15/2027*	20,000	20,344
Occidental Petroleum Corp.
6.20%, 03/15/2040	55,000	55,107
7.50%, 05/01/2031	22,000	24,271

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Ovintiv, Inc.
5.65%, 05/15/2028	$ 14,000	$ 14,159
6.25%, 07/15/2033	9,000	9,277
7.38%, 11/01/2031	5,000	5,447
Permian Resources Operating LLC
5.38%, 01/15/2026*	35,000	34,612
Precision Drilling Corp.
6.88%, 01/15/2029*	15,000	14,839
7.13%, 01/15/2026*	15,000	15,000
Rockcliff Energy II LLC
5.50%, 10/15/2029*	35,000	32,762
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/01/2028*	25,000	25,849
SM Energy Co.
6.50%, 07/15/2028	20,000	19,828
6.63%, 01/15/2027	10,000	9,960
6.75%, 09/15/2026	10,000	10,003
Southwestern Energy Co.
5.38%, 02/01/2029	45,000	43,740
5.38%, 03/15/2030	15,000	14,491
Transocean Aquila, Ltd.
8.00%, 09/30/2028*	5,000	5,078
Transocean Poseidon, Ltd.
6.88%, 02/01/2027*	13,500	13,483
Transocean Titan Financing, Ltd.
8.38%, 02/01/2028*	15,000	15,481
Transocean, Inc.
8.75%, 02/15/2030*	9,000	9,449
Viper Energy Partners LP
7.38%, 11/01/2031*	15,000	15,535
Viper Energy, Inc.
5.38%, 11/01/2027*	20,000	19,624
Vital Energy, Inc.
7.75%, 07/31/2029*	5,000	5,040
7.88%, 04/15/2032*	20,000	20,332
		769,043
Oil & Gas Services — 0.0%
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/2027	10,000	10,019
7.13%, 03/15/2029*	10,000	10,076
		20,095
Packaging & Containers — 0.1%
Berry Global, Inc.
1.57%, 01/15/2026	32,000	30,064
1.65%, 01/15/2027	52,000	47,357
5.50%, 04/15/2028	4,000	3,992
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	25,000	25,830
Graphic Packaging International LLC
3.50%, 03/01/2029*	10,000	8,962
3.75%, 02/01/2030*	10,000	8,928
Intelligent Packaging Holdco Issuer LP
9.00%, 01/15/2026*(3)	20,000	19,050
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co.-Issuer LLC
6.00%, 09/15/2028*	20,000	19,337
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027*	20,000	20,400
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
9.25%, 04/15/2027*	$ 25,000	$ 25,016
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031*	30,000	29,948
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/2028*	15,000	13,997
WestRock MWV LLC
7.95%, 02/15/2031	1,000	1,132
8.20%, 01/15/2030	22,000	25,096
		279,109
Pharmaceuticals — 0.2%
1375209 BC, Ltd.
9.00%, 01/30/2028*	1,000	962
AbbVie, Inc.
4.95%, 03/15/2031	44,000	43,886
5.05%, 03/15/2034	12,000	11,965
Bausch Health Cos., Inc.
4.88%, 06/01/2028*	20,000	14,967
6.13%, 02/01/2027*	15,000	12,487
Becton Dickinson & Co.
3.70%, 06/06/2027	32,000	30,787
Elanco Animal Health, Inc.
6.65%, 08/28/2028	15,000	15,205
Eli Lilly & Co.
4.88%, 02/27/2053	18,000	16,867
Endo Finance Holdings, Inc.
8.50%, 04/15/2031*	15,000	15,480
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	42,000	40,921
5.30%, 05/19/2053	28,000	27,006
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	200,000	192,394
Wyeth LLC
5.95%, 04/01/2037	8,000	8,428
Zoetis, Inc.
2.00%, 05/15/2030	18,000	15,161
		446,516
Pipelines — 0.3%
Cheniere Energy Partners LP
3.25%, 01/31/2032	35,000	29,873
4.50%, 10/01/2029	55,000	52,395
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	23,000	23,493
6.54%, 11/15/2053*	23,000	24,235
El Paso Natural Gas Co. LLC
8.38%, 06/15/2032	23,000	26,604
Enbridge, Inc.
4.25%, 12/01/2026	11,000	10,739
Energy Transfer LP
5.25%, 07/01/2029	65,000	64,596
6.63%, 02/15/2028(2)	80,000	77,634
Energy Transfer Operating LP
6.50%, 02/01/2042	2,000	2,069
Global Partners LP/GLP Finance Corp.
8.25%, 01/15/2032*	15,000	15,418
Hess Midstream Operations LP
5.13%, 06/15/2028*	10,000	9,683
5.50%, 10/15/2030*	10,000	9,663
5.63%, 02/15/2026*	25,000	24,812
6.50%, 06/01/2029*	10,000	10,138

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	$ 6,000	$ 5,494
Kinder Morgan, Inc.
7.75%, 01/15/2032	13,000	14,671
Kinetik Holdings LP
5.88%, 06/15/2030*	25,000	24,635
ONEOK, Inc.
6.10%, 11/15/2032	44,000	45,475
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	41,000	39,124
5.00%, 01/15/2028	45,000	44,076
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	15,000	13,661
6.25%, 01/15/2030*	5,000	5,074
Venture Global LNG, Inc.
8.13%, 06/01/2028*	10,000	10,302
8.38%, 06/01/2031*	30,000	31,117
9.50%, 02/01/2029*	20,000	21,902
9.88%, 02/01/2032*	20,000	21,769
		658,652
Private Equity — 0.0%
KKR Group Finance Co. VI LLC
3.75%, 07/01/2029*	31,000	29,056
Real Estate — 0.0%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.
7.00%, 04/15/2030*	16,000	13,083
REITS — 0.3%
American Tower Corp.
2.90%, 01/15/2030	36,000	31,736
3.13%, 01/15/2027	82,000	77,697
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	40,000	33,533
Crown Castle, Inc.
3.80%, 02/15/2028	33,000	31,265
4.75%, 05/15/2047	5,000	4,250
Crown Castle, Inc.
3.65%, 09/01/2027	16,000	15,205
EPR Properties
4.50%, 06/01/2027	11,000	10,522
Equinix, Inc.
3.20%, 11/18/2029	52,000	46,853
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	19,000	15,967
6.75%, 12/01/2033	31,000	32,571
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	20,000	18,942
4.75%, 06/15/2029*	5,000	4,619
5.25%, 10/01/2025*	5,000	4,957
7.00%, 07/15/2031*	15,000	15,131
Prologis LP
2.25%, 04/15/2030	10,000	8,602
5.00%, 03/15/2034	36,000	35,210
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 04/01/2032*	15,000	15,001
7.25%, 07/15/2028*	10,000	10,341
VICI Properties LP
4.75%, 02/15/2028	28,000	27,349
Security Description	Shares or Principal Amount	Value

REITS (continued)
5.75%, 04/01/2034	$ 36,000	$ 35,663
VICI Properties LP/VICI Note Co., Inc.
3.75%, 02/15/2027*	12,000	11,397
4.50%, 01/15/2028*	35,000	33,674
Weyerhaeuser Co.
7.38%, 03/15/2032	6,000	6,707
		527,192
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	25,000	22,008
6.13%, 06/15/2029*	10,000	10,036
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030*	32,000	28,617
3.55%, 07/26/2027*	32,000	30,444
Bath & Body Works, Inc.
6.88%, 11/01/2035	25,000	25,213
BCPE Ulysses Intermediate, Inc.
7.75%, 04/01/2027*(3)	15,000	14,621
Beacon Roofing Supply, Inc.
4.13%, 05/15/2029*	10,000	9,110
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	35,000	30,735
FirstCash, Inc.
6.88%, 03/01/2032*	45,000	44,994
Home Depot, Inc.
4.75%, 06/25/2029	22,000	21,872
4.95%, 06/25/2034	20,000	19,792
5.30%, 06/25/2054	20,000	19,527
IRB Holding Corp.
7.00%, 06/15/2025*	10,000	10,002
LBM Acquisition LLC
6.25%, 01/15/2029*	25,000	22,097
McDonald's Corp.
6.30%, 10/15/2037	22,000	23,557
White Cap Buyer LLC
6.88%, 10/15/2028*	45,000	43,420
White Cap Parent LLC
8.25%, 03/15/2026*(3)	10,000	10,000
		386,045
Semiconductors — 0.1%
Analog Devices, Inc.
5.05%, 04/01/2034	31,000	30,875
Broadcom, Inc.
3.19%, 11/15/2036*	39,000	30,863
4.93%, 05/15/2037*	93,000	87,468
Marvell Technology, Inc.
5.75%, 02/15/2029	35,000	35,734
5.95%, 09/15/2033	31,000	32,018
		216,958
Software — 0.3%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	30,000	27,621
Atlassian Corp.
5.25%, 05/15/2029	15,000	15,001
5.50%, 05/15/2034	8,000	7,927
Cloud Software Group, Inc.
6.50%, 03/31/2029*	75,000	72,024
9.00%, 09/30/2029*	30,000	29,107
MSCI, Inc.
3.63%, 09/01/2030*	59,000	52,970

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
Oracle Corp.
2.88%, 03/25/2031	$ 15,000	$ 12,952
3.65%, 03/25/2041	65,000	49,727
6.50%, 04/15/2038	11,000	11,786
RingCentral, Inc.
8.50%, 08/15/2030*	25,000	26,093
Rocket Software, Inc.
6.50%, 02/15/2029*	20,000	17,438
salesforce.com, Inc.
2.90%, 07/15/2051	39,000	25,166
3.05%, 07/15/2061	21,000	12,974
ServiceNow, Inc.
1.40%, 09/01/2030	37,000	30,039
Twilio, Inc.
3.63%, 03/15/2029	25,000	22,487
3.88%, 03/15/2031	30,000	26,384
UKG, Inc.
6.88%, 02/01/2031*	30,000	30,376
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 02/01/2029*	50,000	45,401
		515,473
Telecommunications — 0.3%
AT&T, Inc.
2.30%, 06/01/2027	71,000	65,679
2.55%, 12/01/2033	50,000	39,757
4.75%, 05/15/2046	5,000	4,324
Cisco Systems, Inc.
5.30%, 02/26/2054	29,000	28,403
CommScope Technologies LLC
6.00%, 06/15/2025*	8,000	6,518
CommScope, Inc.
6.00%, 03/01/2026*	10,000	8,775
Frontier Communications Holdings LLC
5.88%, 10/15/2027*	30,000	29,289
8.75%, 05/15/2030*	15,000	15,457
Level 3 Financing, Inc.
4.25%, 07/01/2028*	5,000	1,884
10.50%, 05/15/2030*	26,000	25,751
Motorola Solutions, Inc.
5.40%, 04/15/2034	13,000	12,888
Rogers Communications, Inc.
3.80%, 03/15/2032	26,000	23,231
5.00%, 02/15/2029	50,000	49,384
Sprint Capital Corp.
6.88%, 11/15/2028	46,000	48,765
T-Mobile USA, Inc.
2.88%, 02/15/2031	10,000	8,672
3.38%, 04/15/2029	35,000	32,321
3.75%, 04/15/2027	15,000	14,417
3.88%, 04/15/2030	7,000	6,544
5.05%, 07/15/2033	54,000	52,829
Verizon Communications, Inc.
2.10%, 03/22/2028	12,000	10,792
3.70%, 03/22/2061	35,000	24,695
4.33%, 09/21/2028	91,000	88,484
Viasat, Inc.
7.50%, 05/30/2031*	20,000	13,286
		612,145
Security Description	Shares or Principal Amount	Value

Toys/Games/Hobbies — 0.0%
Mattel, Inc.
3.38%, 04/01/2026*	$ 5,000	$ 4,800
Transportation — 0.0%
Watco Cos. LLC/Watco Finance Corp.
6.50%, 06/15/2027*	50,000	49,796
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/2026*	11,000	10,505
4.40%, 07/01/2027*	91,000	88,526
		99,031
Total Corporate Bonds & Notes (cost $15,548,267)		15,101,528
CONVERTIBLE BONDS & NOTES — 0.0%
Food — 0.0%
Chefs' Warehouse, Inc.
2.38%, 12/15/2028	15,000	16,640
Internet — 0.0%
Uber Technologies, Inc.
0.88%, 12/01/2028*	15,000	17,835
Oil & Gas — 0.0%
Nabors Industries, Inc.
1.75%, 06/15/2029	10,000	7,240
Real Estate — 0.0%
Realogy Group LLC/Realogy Co.-Issuer Corp.
0.25%, 06/15/2026	17,000	13,643
Total Convertible Bonds & Notes (cost $57,788)		55,358
LOANS(4)(5)(6) — 0.3%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS
9.46%, (TSFR1M+4.00%), 08/23/2029	5,853	5,854
Airlines — 0.0%
Aadvantage Loyalty LP, Ltd. FRS
10.34% , (TSFR3M+4.75%), 04/20/2028	35,111	36,226
United Airlines Holdings, Inc. FRS
8.09% , (TSFR1M+2.75%), 02/24/2031	19,950	19,968
		56,194
Building - Maintenance & Service — 0.0%
TK Elevator US Newco, Inc. FRS
8.79%, (TSFR1M+3.50%), 04/30/2030	28,146	28,283
Building Materials — 0.0%
CP Atlas Buyer, Inc. FRS
9.19% , (TSFR1M+3.75%), 11/23/2027	20,321	19,806
EMRLD Borrower LP FRS
TBD , (TSFR1M+0.00%), 06/18/2031	5,000	5,000
		24,806
Casino Hotels — 0.0%
Station Casinos LLC FRS
7.59%, (TSFR1M+2.25%), 03/14/2031	9,975	9,965
Chemicals — 0.1%
Herens US Holdco Corp. FRS
9.36% , (TSFR3M+3.93%), 07/03/2028	9,950	9,636
Hexion Holdings Corp. FRS
12.88% , (TSFR1M+7.44%), 03/15/2030	25,000	22,833
LSF11 A5 HoldCo LLC FRS
8.96% , (TSFR1M+3.50%), 10/15/2028	4,950	4,955

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
LOANS (continued)
Chemicals (continued)
Nouryon USA LLC FRS
8.83% , (TSFR1M+3.50%), 04/03/2028	$ 21,383	$ 21,419
8.83% , (TSFR1M+3.50%), 04/03/2028	9,925	9,950
Vibrantz Technologies, Inc. FRS
9.71% , (TSFR3M+4.25%), 04/23/2029	14,924	14,554
WR Grace Holdings LLC FRS
8.59% , (TSFR1M+3.25%), 09/22/2028	4,975	4,993
		88,340
Commercial Services — 0.0%
Neptune Bidco US, Inc. BTL-B FRS
10.41% , (TSFR1M+5.00%), 04/11/2029	24,825	23,323
PECF USS Intermediate Holding III BTL-B FRS
9.84% , (TSFR1M+4.25%), 12/15/2028	14,488	9,345
		32,668
Computers — 0.0%
Fortress Intermediate 3, Inc. FRS
9.10%, (TSFR1M+3.75%), 06/27/2031	5,000	5,000
Engineering & Construction — 0.0%
VM Consolidated, Inc. FRS
8.09%, (TSFR1M+2.75%), 03/27/2028	21,414	21,503
Entertainment — 0.0%
Scientific Games Holdings LP FRS
8.31%, (TSFR1M+3.00%), 04/04/2029	9,975	9,952
Environmental Control — 0.0%
GFL Enviromental, Inc. FRS
7.83% , (TSFR1M+2.50%), 05/28/2027	6,992	6,993
Madison IAQ LLC BTL FRS
8.09% , (TSFR1M+2.75%), 06/21/2028	9,873	9,888
Robertshaw US Holding Corp. BTL-B FRS
13.31% , (TSFR3M+8.00%), 02/27/2027(7)(8)	5,000	50
		16,931
Healthcare-Products — 0.0%
Bausch & Lomb Corp. FRS
8.69% , (TSFR1M+3.25%), 05/10/2027	24,899	24,619
Medline Borrower LP FRS
8.09% , (TSFR1M+2.75%), 10/23/2028	13,594	13,615
		38,234
Home Furnishings — 0.0%
Mattress Firm, Inc. BTL-B FRS
9.85%, (TSFR3M+4.25%), 09/25/2028	14,764	14,717
Insurance — 0.0%
HUB International, Ltd. FRS
8.57%, (TSFR1M+3.25%), 06/20/2030	4,331	4,338
Lodging — 0.0%
Fertitta Entertainment LLC FRS
9.08%, (TSFR1M+3.75%), 01/29/2029	14,924	14,925
Machinery-Construction & Mining — 0.0%
Vertiv Group Corp. FRS
7.33%, (TSFR1M+2.00%), 03/02/2027	28,521	28,587
Media — 0.0%
Directv Financing LLC FRS
10.71%, (TSFR1M+5.25%), 08/02/2029	5,194	5,164
Oil & Gas — 0.0%
CQP Holdco LP FRS
7.58%, (TSFR3M+2.25%), 12/31/2030	17,686	17,677
Security Description	Shares or Principal Amount	Value

Packaging & Containers — 0.0%
Klockner Pentaplast of America, Inc. BTL-B FRS
10.27%, (TSFR6M+4.73%), 02/09/2026	$ 14,687	$ 13,695
Pharmaceuticals — 0.0%
Endo Luxembourg Finance Co., I S.A.R.L. FRS
9.83%, (TSFR1M+4.50%), 04/23/2031	30,000	29,919
Retail — 0.1%
IRB Holding Corp. FRS
8.19% , (TSFR1M+2.75%), 12/15/2027	14,787	14,772
LBM Acquisition LLC FRS
9.18% , (TSFR1M+3.75%), 12/20/2027	9,975	9,954
Michaels Cos., Inc. BTL-B FRS
9.85% , (TSFR3M+4.25%), 04/17/2028	9,860	8,827
PetSmart, Inc. BTL-B FRS
9.19% , (TSFR1M+3.75%), 02/14/2028	24,445	24,340
White Cap Buyer LLC FRS
8.59% , (TSFR1M+3.25%), 10/19/2029	14,479	14,490
		72,383
Software — 0.1%
Ascend Learning LLC FRS
11.19% , (TSFR1M+5.75%), 12/10/2029	10,000	9,717
Cloud Software Group, Inc. FRS
9.33% , (TSFR1M+4.00%), 03/29/2029	4,950	4,943
Genesys Cloud Services Holdings II LLC FRS
8.84% , (TSFR1M+3.50%), 12/01/2027	14,513	14,576
Idera, Inc. FRS
8.83% , (TSFR1M+3.50%), 03/02/2028	20,000	19,900
Rocket Software, Inc. FRS
10.09% , (TSFR1M+4.75%), 11/28/2028	18,952	19,000
UKG, Inc. FRS
8.58% , (TSFR1M+3.25%), 02/10/2031	5,000	5,015
		73,151
Special Purpose Entity — 0.0%
Connect Finco SARL FRS
9.84%, (TSFR1M+4.50%), 09/28/2029	14,962	14,079
Total Loans (cost $634,557)		626,365
ASSET BACKED SECURITIES — 0.2%
Auto Loan Receivables — 0.0%
Ford Credit Auto Owner Trust
Series 2024-B, Class A3 5.10%, 04/15/2029	91,000	90,932
Credit Card Receivables — 0.1%
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A 3.49%, 05/15/2027	122,000	119,917
Other Asset Backed Securities — 0.1%
BDS, Ltd. FRS
Series 2021-FL8, Class A 6.37%, (TSFR1M+1.03%), 01/18/2036*	33,892	33,852
JPMorgan Mtg. Trust FRS
Series 2023-HE3, Class A1 6.93%, (SOFR30A+1.60%), 05/25/2054*	62,013	62,588

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Ready Capital Mtg. Financing LLC FRS
Series 2022-FL8, Class A 6.99%, (SOFR30A+1.65%), 01/25/2037*	$ 39,019	$ 38,848
Series 2022-FL8, Class AS 7.44%, (SOFR30A+2.10%), 01/25/2037*	38,000	37,989
		173,277
Total Asset Backed Securities (cost $381,293)		384,126
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
Commercial and Residential — 1.3%
AREIT Trust FRS
Series 2021-CRE5, Class A 6.52%, (TSFR1M+1.19%), 11/17/2038*	33,649	33,447
Barclays Commercial Mtg. Trust
Series 2019-C3, Class C 4.18%, 05/15/2052	27,000	22,428
CD Mtg. Trust VRS
Series 2016-CD1, Class XA 1.48%, 08/10/2049(9)(10)	226,523	4,086
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(10)	38,000	35,741
Series 2015-P1, Class B 4.46%, 09/15/2048(10)	66,000	63,532
Series 2015-P1, Class C 4.51%, 09/15/2048(10)	62,000	58,558
Series 2014-GC21, Class C 4.78%, 05/10/2047(10)	43,000	37,238
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2005-2, Class 1A2A 6.01%, 05/25/2035(10)	3,970	3,836
Commercial Mtg. Trust
Series 2014-UBS4, Class AM 3.97%, 08/10/2047	55,000	52,028
Commercial Mtg. Trust VRS
Series 2014-UBS6, Class XA 0.96%, 12/10/2047(9)(10)	287,775	74
Series 2014-CR20, Class XA 1.07%, 11/10/2047(9)(10)	638,315	45
Series 2014-UBS4, Class XA 1.13%, 08/10/2047(9)(10)	566,667	44
Series 2015-CR22, Class AM 3.60%, 03/10/2048(10)	30,000	28,312
Series 2013-CR6, Class D 3.99%, 03/10/2046*(10)	36,000	27,180
Series 2014-CR15, Class B 4.03%, 02/10/2047(10)	36,807	35,537
Series 2015-CR23, Class C 4.41%, 05/10/2048(10)	59,000	55,929
Series 2015-LC21, Class B 4.46%, 07/10/2048(10)	127,000	122,858
Series 2014-UBS6, Class C 4.58%, 12/10/2047(10)	18,000	16,132
Series 2014-CR17, Class C 4.84%, 05/10/2047(10)	68,000	61,620
Connecticut Avenue Securities Trust FRS
Series 2021-R02, Class 2M1 6.24%, (SOFR30A+0.90%), 11/25/2041*	2,781	2,779
Series 2022-R01, Class 1M1 6.34%, (SOFR30A+1.00%), 12/25/2041*	3,909	3,914
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2022-R01, Class 1M2 7.24%, (SOFR30A+1.90%), 12/25/2041*	$ 26,000	$ 26,309
Series 2022-R05, Class 2M1 7.24%, (SOFR30A+1.90%), 04/25/2042*	7,612	7,679
Series 2022-R04, Class 1M1 7.34%, (SOFR30A+2.00%), 03/25/2042*	35,350	35,957
Series 2022-R03, Class 1M1 7.44%, (SOFR30A+2.10%), 03/25/2042*	57,522	58,491
Series 2019-HRP1, Class M2 7.60%, (SOFR30A+2.26%), 11/25/2039*	3,138	3,138
Series 2018-C05, Class 1M2 7.80%, (SOFR30A+2.46%), 01/25/2031	18,364	18,777
Series 2022-R09, Class 2M1 7.84%, (SOFR30A+2.50%), 09/25/2042*	6,791	6,926
Series 2022-R08, Class 1M1 7.89%, (TSFR1M+2.55%), 07/25/2042*	11,740	12,075
Series 2019-R01, Class 2M2 7.90%, (SOFR30A+2.56%), 07/25/2031*	1,337	1,337
Series 2022-R06, Class 1M1 8.09%, (SOFR30A+2.75%), 05/25/2042*	18,075	18,581
Series 2017-C06, Class 1M2B 8.10%, (SOFR30A+2.76%), 02/25/2030	4,585	4,628
Series 2022-R07, Class 1M1 8.29%, (SOFR30A+2.95%), 06/25/2042*	24,177	24,991
Series 2017-C01, Class 1M2 9.00%, (SOFR30A+3.66%), 07/25/2029	72,836	75,312
Series 2017-C02, Class 2M2C 9.10%, (SOFR30A+3.76%), 09/25/2029	16,000	16,865
Series 2016-C04, Class 1M2 9.70%, (SOFR30A+4.36%), 01/25/2029	66,750	69,331
Series 2016-C07, Class 2M2 9.80%, (SOFR30A+4.46%), 05/25/2029	50,918	53,459
Series 2016-C05, Class 2M2 9.90%, (SOFR30A+4.56%), 01/25/2029	63,440	66,011
Series 2015-C04, Class 1M2 11.15%, (SOFR30A+5.81%), 04/25/2028	11,698	12,310
Series 2016-C03, Class 2M2 11.35%, (SOFR30A+6.01%), 10/25/2028	1,410	1,481
Series 2016-C02, Class 1M2 11.45%, (SOFR30A+6.11%), 09/25/2028	21,802	22,589
Series 2016-C01, Class 1M2 12.20%, (SOFR30A+6.86%), 08/25/2028	5,699	6,019
Series 2016-C01, Class 2M2 12.40%, (SOFR30A+7.06%), 08/25/2028	9,684	10,070
Credit Suisse Mtg. Capital Certs. VRS
Series 2006-C4, Class AX 1.07%, 09/15/2039*(9)(10)	65	0
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class AS 3.28%, 09/15/2052	82,000	71,136
Series 2016-C6, Class AS 3.35%, 01/15/2049	43,000	39,738
CSAIL Commercial Mtg. Trust VRS
Series 2015-C1, Class XA 0.94%, 04/15/2050(9)(10)	851,173	1,462
Series 2015-C1, Class AS 3.79%, 04/15/2050(10)	53,000	51,825
Series 2016-C7, Class AS 3.96%, 11/15/2049(10)	64,000	60,141
Series 2015-C1, Class C 4.39%, 04/15/2050(10)	34,000	31,517

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
CSMC Trust VRS
Series 2016-NXSR, Class AS 4.05%, 12/15/2049(10)	$ 54,000	$ 50,101
DBUBS Mtg. Trust VRS
Series 2011-LC3A, Class D 5.53%, 08/10/2044*(10)	92,788	83,611
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA6, Class M1A 7.49%, (SOFR30A+2.15%), 09/25/2042*	7,434	7,535
Series 2022-HQA3, Class M1A 7.64%, (SOFR30A+2.30%), 08/25/2042*	24,759	25,375
GS Mtg. Securities Trust
Series 2014-GC26, Class AS 3.96%, 11/10/2047	32,000	30,736
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 4.07%, 07/15/2045(10)	24,990	22,941
Series 2014-C23, Class B 4.60%, 09/15/2047(10)	73,000	71,935
JPMDB Commercial Mtg. Securities Trust VRS
Series 2018-C8, Class C 4.92%, 06/15/2051(10)	43,000	37,152
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2013-LC11, Class AS 3.22%, 04/15/2046	17,593	16,147
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2014-C20, Class B 4.40%, 07/15/2047(10)	22,770	21,540
Series 2012-C6, Class D 5.13%, 05/15/2045(10)	33,161	31,977
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C22, Class B 3.88%, 04/15/2048(10)	45,000	43,226
Series 2016-C32, Class AS 3.99%, 12/15/2049(10)	91,000	85,365
Series 2013-C10, Class AS 4.12%, 07/15/2046(10)	15	15
Series 2014-C16, Class B 4.42%, 06/15/2047(10)	15,822	15,097
Series 2014-C17, Class C 4.57%, 08/15/2047(10)	85,000	84,383
Series 2012-C5, Class E 4.79%, 08/15/2045*(10)	67,000	61,193
Series 2013-C12, Class C 4.96%, 10/15/2046(10)	48,883	44,874
Morgan Stanley Capital I Trust VRS
Series 2016-BNK2, Class C 4.01%, 11/15/2049(10)	15,000	11,419
Shelter Growth CRE Issuer, Ltd. FRS
Series 2021-FL3, Class A 6.52%, (TSFR1M+1.19%), 09/15/2036*	27,626	27,616
Wells Fargo Commercial Mtg. Trust
Series 2016-BNK1, Class AS 2.81%, 08/15/2049	83,000	76,142
Series 2017-RC1, Class AS 3.84%, 01/15/2060	28,000	26,448
Series 2017-C39, Class B 4.03%, 09/15/2050	39,000	35,555
Series 2019-C50, Class B 4.19%, 05/15/2052	50,000	46,031
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2019-C49, Class B 4.55%, 03/15/2052	$ 47,000	$ 43,981
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-LC20, Class C 4.06%, 04/15/2050(10)	59,000	55,810
Series 2020-C57, Class C 4.16%, 08/15/2053(10)	44,000	38,587
WF-RBS Commercial Mtg. Trust VRS
Series 2013-C11, Class B 3.71%, 03/15/2045(10)	29,112	27,615
Series 2012-C10, Class C 4.48%, 12/15/2045(10)	18,000	14,139
Series 2011-C3, Class D 6.05%, 03/15/2044*(10)	8,560	3,270
		2,613,289
U.S. Government Agency — 0.1%
Federal Home Loan Mtg. Corp. REMIC FRS
3.52%, (-3.00*SOFR30A+19.52%), 03/15/2035(11)	7,605	7,738
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA1, Class M1A 6.34%, (SOFR30A+1.00%), 01/25/2042*	18,251	18,248
Series 2022-DNA2, Class M1A 6.64%, (SOFR30A+1.30%), 02/25/2042*	47,228	47,448
Series 2021-DNA5, Class M2 6.99%, (TSFR1M+1.65%), 01/25/2034*	9,062	9,121
Series 2021-DNA7, Class M2 7.14%, (SOFR30A+1.80%), 11/25/2041*	14,000	14,144
Series 2022-DNA1, Class M1B 7.19%, (SOFR30A+1.85%), 01/25/2042*	21,000	21,236
Series 2023-HQA3, Class A1 7.19%, (SOFR30A+1.85%), 11/25/2043*	14,589	14,787
Series 2022-DNA3, Class M1A 7.34%, (SOFR30A+2.00%), 04/25/2042*	11,280	11,448
Series 2023-HQA2, Class M1A 7.34%, (SOFR30A+2.00%), 06/25/2043*	10,466	10,557
Series 2022-DNA4, Class M1A 7.54%, (SOFR30A+2.20%), 05/25/2042*	31,823	32,368
Series 2022-HQA2, Class M1A 7.99%, (SOFR30A+2.65%), 07/25/2042*	18,059	18,588
Series 2022-DNA5, Class M1A 8.29%, (TSFR1M+2.95%), 06/25/2042*	81,830	84,024
Government National Mtg. Assoc. REMIC VRS
Series 2021-189, Class IO 0.88%, 06/16/2061(9)(10)	757,528	50,418
		340,125
Total Collateralized Mortgage Obligations (cost $3,088,663)		2,953,414
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 7.1%
U.S. Government — 3.3%
United States Treasury Bonds
1.88%, 02/15/2051	490,000	286,152
2.00%, 08/15/2051	380,000	228,267
2.75%, 08/15/2042(12)(13)	1,790,000	1,376,762
3.00%, 02/15/2049	320,000	242,388
3.63%, 02/15/2053	390,000	331,774
United States Treasury Notes
1.50%, 02/15/2030	730,000	626,545
1.63%, 02/15/2026 to 05/15/2031	2,760,000	2,598,962
2.75%, 08/15/2032	460,000	409,346

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
3.38%, 05/15/2033	$ 320,000	$ 296,563
3.88%, 08/15/2033	410,000	394,433
		6,791,192
U.S. Government Agency — 3.8%
Federal Home Loan Mtg. Corp.
2.50%, 01/01/2052	972,537	807,920
3.00%, 08/01/2052	990,930	857,763
3.50%, 06/01/2052	984,463	877,343
5.50%, 06/01/2035	1,023	1,027
7.50%, 10/01/2029	718	726
Federal National Mtg. Assoc.
2.00%, 09/01/2050	983,426	774,915
2.50%, 11/01/2051	1,979,395	1,635,831
3.00%, 09/01/2046 to 10/01/2046	219,538	190,948
5.28%, 12/01/2028	40,000	40,516
6.00%, 06/01/2036	335	339
6.50%, 06/01/2036 to 11/01/2036	24,724	25,424
7.00%, 06/01/2033 to 04/01/2035	2,966	3,051
Government National Mtg. Assoc.
3.00%, 11/20/2051	869,807	753,508
3.50%, 05/20/2052	998,421	886,230
4.00%, 03/20/2053	989,461	914,345
6.00%, 11/20/2053	22,215	22,559
6.50%, 08/20/2037 to 09/20/2037	5,904	6,223
		7,798,668
Total U.S. Government & Agency Obligations (cost $15,160,658)		14,589,860
MUNICIPAL SECURITIES — 0.0%
North Texas Tollway Authority Revenue Bonds
6.72%, 01/01/2049	25,000	28,450
Ohio State University Revenue Bonds
4.91%, 06/01/2040	15,000	14,382
State of California General Obligation Bonds
7.50%, 04/01/2034	30,000	34,626
Total Municipal Securities (cost $70,134)		77,458
UNAFFILIATED INVESTMENT COMPANIES — 0.4%
iShares Core MSCI Emerging Markets ETF	2,493	133,450
SPDR S&P 500 Trust ETF	962	523,540
SPDR S&P MidCap 400 Trust ETF	131	70,095
Total Unaffiliated Investment Companies (cost $721,151)		727,085
ESCROWS AND LITIGATION TRUSTS — 0.0%
Seventy Seven Energy, Inc. 6.63%, 11/15/2019(1) (cost $4)	20,000	2
PURCHASED OPTIONS† — 0.0%
Purchased Options - Puts — 0.0%
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/20/2024; Strike Price: $4,500.00; Counterparty: Citibank, N.A.) (cost $290,260)	1,262	35,134
Total Long-Term Investment Securities (cost $154,212,290)		194,988,802
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.2%
Commercial Paper — 1.3%
Australia & New Zealand Banking Group, Ltd.
5.35%, 07/10/2024*	$ 315,000	$ 314,441
Bank of Nova Scotia
5.35%, 08/08/2024*	500,000	496,984
Manhattan Asset Funding Co. LLC
5.37%, 07/24/2024*	900,000	896,508
Matchpoint Finance PLC
5.36%, 07/09/2024*	1,000,000	998,366
		2,706,299
U.S. Government Agency — 1.9%
Federal Home Loan Bank
5.20%, 07/01/2024	3,844,000	3,842,320
Total Short-Term Investments (cost $6,551,479)		6,548,619
REPURCHASE AGREEMENTS — 2.4%
Agreement with Bank of America Securities LLC, bearing interest at 5.31% dated 06/28/2024, to be repurchased 07/01/2024 in the amount of $5,002,213 and collateralized by $5,628,000 of United States Treasury Notes, bearing interest at 2.75% due 08/15/2032 and having an approximate value of $5,064,137 (cost $5,000,000)	5,000,000	5,000,000
TOTAL INVESTMENTS (cost $165,763,769)	100.4%	206,537,421
Other assets less liabilities	(0.4)	(739,709)
NET ASSETS	100.0%	$205,797,712
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Putnam Asset Allocation Diversified Growth Portfolio has no right to demand registration of these securities. At June 30, 2024, the aggregate value of these securities was $11,164,652 representing 5.4% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(4)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(6)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(7)	Security in default of interest.
(8)	Company has filed for bankruptcy protection.
(9)	Interest Only
(10)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(11)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2024.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BTL—Bank Term Loan
CVR—Contingent Value Rights
DAC—Designated Activity Company
ETF—Exchange Traded Fund
FRS—Floating Rate Security
LSE—London Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at June 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Equity Swaps
Counterparty	Pay/ Recieve	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America, N.A.	Pay	Alinma Bank AB	1-Month SOFR + 1.000%	Monthly	06/23/2025	$105,791	$—	$(3,138)	$(3,138)
SOFR—Secured Overnight Financing Rate
Written Options on Securities
Counterparty (OTC)/Exchange-Traded	Name of Issuer	Strike price	Expiration date	Number of contracts	Notional amount	Premiums	Value	Unrealized Appreciation (Depreciation)
Puts
Citibank, N.A.	Put option on the S&P 500 Index	3,500.00	12/20/2024	(1,262)	$1,262	$92,442	$10,250	$82,192
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
17	Long	MSCI EAFE Index	September 2024	$1,974,922	$1,991,720	$16,798
14	Long	S&P 500 E-Mini Index	September 2024	3,851,855	3,865,050	13,195
1	Long	U.S. Treasury 10 Year Notes	September 2024	108,625	109,984	1,359
12	Long	U.S. Treasury 2 Year Notes	September 2024	2,445,344	2,450,625	5,281
12	Long	U.S. Treasury 5 Year Notes	September 2024	1,270,672	1,278,938	8,266
3	Long	U.S. Treasury Ultra Bonds	September 2024	370,195	376,031	5,836
						$50,735
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	USD	156,978	GBP	122,900	09/18/2024	$ —	$ (1,532)
	USD	169,811	JPY	26,024,700	08/21/2024	—	(6,827)
	USD	9,942	NOK	104,900	09/18/2024	—	(98)
	USD	466,130	TWD	15,032,700	08/21/2024	—	(3,015)
						—	(11,472)
Barclays Bank PLC	HKD	359,600	USD	46,157	08/21/2024	42	—
	USD	225,755	HKD	1,762,000	08/21/2024	203	—
	USD	2,019	PLN	8,000	09/18/2024	—	(34)
						245	(34)
Citibank, N.A.	DKK	632,700	USD	92,813	09/18/2024	1,548	—
	ILS	29,600	USD	7,889	07/17/2024	48	—
	USD	56,954	HKD	444,000	08/21/2024	—	(15)
	USD	8,052	ILS	29,600	07/17/2024	—	(211)
						1,596	(226)
Goldman Sachs International	ILS	805,000	USD	216,773	07/17/2024	3,526	—
	ILS	364,900	USD	97,635	10/16/2024	562	—
	MXN	735,400	USD	39,871	07/17/2024	—	(235)

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	869,756	CNH	6,240,500	08/21/2024	$ —	$(11,764)
	USD	23,307	HKD	181,700	08/21/2024	—	(6)
	USD	215,397	ILS	805,000	07/17/2024	—	(2,151)
	USD	41,379	MXN	735,400	07/17/2024	—	(1,273)
	USD	39,308	MXN	735,400	10/16/2024	235	—
	USD	5,679	ZAR	105,500	07/17/2024	114	—
	USD	5,667	ZAR	105,500	10/16/2024	86	—
	ZAR	105,500	USD	5,705	07/17/2024	—	(87)
						4,523	(15,516)
HSBC Bank PLC	DKK	140,300	USD	20,570	09/18/2024	332	—
	EUR	68,900	USD	75,370	09/18/2024	1,306	—
	HKD	121,100	USD	15,542	08/21/2024	12	—
	USD	50,681	HKD	395,100	08/21/2024	—	(14)
	USD	60,660	JPY	9,228,600	08/21/2024	—	(2,865)
	USD	55,441	SGD	74,600	08/21/2024	—	(296)
						1,650	(3,175)
JPMorgan Chase Bank, N.A.	NOK	257,900	USD	24,447	09/18/2024	246	—
	USD	17,963	CHF	15,900	09/18/2024	—	(100)
	USD	82,261	GBP	64,400	09/18/2024	—	(807)
	USD	472,839	KRW	641,501,100	08/21/2024	—	(6,776)
						246	(7,683)
Morgan Stanley & Co. International PLC	EUR	7,100	USD	7,659	09/18/2024	27	—
	GBP	428,800	USD	543,777	09/18/2024	1,422	—
	HKD	325,700	USD	41,829	08/21/2024	61	—
	SGD	125,000	USD	92,874	08/21/2024	474	—
	USD	28,743	CHF	25,400	09/18/2024	—	(207)
	USD	456,740	EUR	420,400	09/18/2024	—	(4,834)
	USD	48,523	GBP	38,000	09/18/2024	—	(460)
	USD	10,941	HKD	85,300	08/21/2024	—	(2)
	USD	13,841	JPY	2,187,700	08/21/2024	—	(140)
	USD	2,980	PLN	11,800	09/18/2024	—	(51)
	USD	24,632	ZAR	457,500	07/17/2024	486	—
	USD	24,571	ZAR	457,500	10/16/2024	374	—
	ZAR	457,500	USD	24,741	07/17/2024	—	(377)
						2,844	(6,071)
Natwest Markets PLC	AUD	33,500	USD	22,340	07/17/2024	—	(16)
	DKK	1,660,900	USD	243,496	09/18/2024	3,918	—
	GBP	5,800	USD	7,401	09/18/2024	65	—
	HKD	56,100	USD	7,199	08/21/2024	5	—
	NOK	106,300	USD	10,078	09/18/2024	103	—
	NZD	600	USD	367	07/17/2024	1	—
	USD	22,182	AUD	33,500	07/17/2024	174	—
	USD	22,391	AUD	33,500	10/16/2024	14	—
	USD	304,340	CHF	269,400	09/18/2024	—	(1,682)
	USD	44,371	DKK	302,400	09/18/2024	—	(751)
	USD	132,427	GBP	103,500	09/18/2024	—	(1,518)
	USD	4,841	JPY	757,200	08/21/2024	—	(99)
	USD	362	NZD	600	07/17/2024	3	—
	USD	92,359	SEK	964,000	09/18/2024	—	(1,047)
						4,283	(5,113)
State Street Bank & Trust Co.	AUD	195,800	USD	130,529	07/17/2024	—	(141)
	EUR	168,400	USD	184,249	09/18/2024	3,229	—
	GBP	8,400	USD	10,703	09/18/2024	79	—
	HKD	117,300	USD	15,047	08/21/2024	4	—
	JPY	11,478,500	USD	74,114	08/21/2024	2,228	—
	NZD	41,000	USD	25,053	07/17/2024	79	—
	USD	129,840	AUD	195,800	07/17/2024	830	—
	USD	162,600	AUD	243,400	10/16/2024	190	—
	USD	517,681	CHF	457,700	09/18/2024	—	(3,478)

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	358,145	CNY	2,569,700	08/21/2024	$ 1,874	$ —
	USD	31,441	DKK	217,800	09/18/2024	—	(24)
	USD	22,457	EUR	20,600	09/18/2024	—	(313)
	USD	51,346	GBP	40,200	09/18/2024	—	(500)
	USD	77,060	HKD	600,800	08/21/2024	—	(13)
	USD	160,171	JPY	25,099,300	08/21/2024	—	(2,982)
	USD	6,898	NOK	73,500	09/18/2024	—	(1)
	USD	25,060	NZD	41,000	07/17/2024	—	(87)
	USD	4,519	PLN	17,900	09/18/2024	—	(76)
	USD	26,879	SGD	36,200	08/21/2024	—	(120)
	USD	19,343	ZAR	357,400	07/17/2024	280	—
	USD	19,193	ZAR	357,400	10/16/2024	294	—
	ZAR	357,400	USD	19,324	07/17/2024	—	(298)
						9,087	(8,033)
Toronto Dominion Bank	EUR	537,400	USD	579,847	09/18/2024	2,172	—
UBS AG	AUD	254,700	USD	169,854	07/17/2024	—	(123)
	MXN	1,203,300	USD	65,298	07/17/2024	—	(325)
	USD	167,460	AUD	254,700	07/17/2024	2,518	—
	USD	170,235	AUD	254,700	10/16/2024	112	—
	USD	42,468	CHF	37,800	09/18/2024	—	(2)
	USD	90,701	GBP	71,700	09/18/2024	—	(13)
	USD	228,735	JPY	34,798,900	08/21/2024	—	(10,802)
	USD	65,527	MXN	1,203,300	07/17/2024	96	—
	USD	64,371	MXN	1,203,300	10/16/2024	331	—
	USD	24,496	ZAR	462,300	07/17/2024	886	—
	USD	24,826	ZAR	462,300	10/16/2024	381	—
	ZAR	462,300	USD	24,998	07/17/2024	—	(384)
						4,324	(11,649)
Unrealized Appreciation (Depreciation)						$30,970	$(68,972)
AUD—Australian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
CNY—Chinese Yuan
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Banks	$10,405,789	$261,337	$—	$10,667,126
Biotechnology	2,202,547	—	166	2,202,713
Pharmaceuticals	11,526,873	—	854	11,527,727
Other Industries	136,020,961	—	—	136,020,961
Convertible Preferred Stocks	19,945	—	—	19,945
Corporate Bonds & Notes	—	15,101,528	—	15,101,528
Convertible Bonds & Notes	—	55,358	—	55,358
Loans	—	626,365	—	626,365
Asset Backed Securities	—	384,126	—	384,126
Collateralized Mortgage Obligations	—	2,953,414	—	2,953,414
U.S. Government & Agency Obligations	—	14,589,860	—	14,589,860
Municipal Securities	—	77,458	—	77,458
Unaffiliated Investment Companies	727,085	—	—	727,085
Escrows and Litigation Trusts	—	—	2	2
Purchased Options	—	35,134	—	35,134
Short-Term Investments	—	6,548,619	—	6,548,619
Repurchase Agreements	—	5,000,000	—	5,000,000
Total Investments at Value	$160,903,200	$45,633,199	$1,022	$206,537,421
Other Financial Instruments:†
Futures Contracts	$50,735	$—	$—	$50,735
Forward Foreign Currency Contracts	—	30,970	—	30,970
Written Options	—	82,192	—	82,192
Total Other Financial Instruments	$50,735	$113,162	$—	$163,897
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$3,138	$—	$3,138
Forward Foreign Currency Contracts	—	68,972	—	68,972
Total Other Financial Instruments	$—	$72,110	$—	$72,110
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.2%
Aerospace/Defense — 0.3%
Airbus SE	6,301	$ 865,506
Applications Software — 0.1%
Stripe, Inc., Class B†(1)(2)	10,760	279,760
Auto Manufacturers — 2.1%
Ferrari NV	2,413	985,397
Rivian Automotive, Inc., Class A†	94,500	1,268,190
Tesla, Inc.†	16,000	3,166,080
		5,419,667
Biotechnology — 0.7%
Argenx SE ADR†	2,986	1,284,099
Legend Biotech Corp. ADR†	11,507	509,645
		1,793,744
Chemicals — 0.4%
Linde PLC	2,609	1,144,855
Computer Graphics — 0.1%
Canva, Inc.†(1)(2)	215	229,332
Computers — 10.0%
Apple, Inc.	116,357	24,507,111
Fortinet, Inc.†	19,383	1,168,214
		25,675,325
Diversified Financial Services — 5.0%
Charles Schwab Corp.	25,583	1,885,211
Mastercard, Inc., Class A	11,433	5,043,782
Visa, Inc., Class A	23,097	6,062,270
		12,991,263
Electronics — 0.5%
Amphenol Corp., Class A	5,000	336,850
Sartorius AG (Preference Shares)	3,545	831,438
		1,168,288
Entertainment Software — 0.4%
Epic Games, Inc.†(1)(2)	1,787	1,075,059
Healthcare-Products — 3.2%
Danaher Corp.	7,718	1,928,342
IDEXX Laboratories, Inc.†	700	341,040
Intuitive Surgical, Inc.†	8,768	3,900,445
Stryker Corp.	3,286	1,118,061
Thermo Fisher Scientific, Inc.	1,539	851,067
		8,138,955
Healthcare-Services — 1.4%
UnitedHealth Group, Inc.	7,060	3,595,376
Insurance — 0.5%
Chubb, Ltd.	4,740	1,209,079
Internet — 25.7%
Alphabet, Inc., Class A	98,007	17,851,975
Alphabet, Inc., Class C	3,851	706,350
Amazon.com, Inc.†	106,830	20,644,897
Booking Holdings, Inc.	239	946,799
Coupang, Inc.†	69,934	1,465,117
Meta Platforms, Inc., Class A	24,793	12,501,126
Netflix, Inc.†	6,352	4,286,838
Pinterest, Inc., Class A†	26,737	1,178,300
Shopify, Inc., Class A†	35,936	2,373,573
Security Description	Shares or Principal Amount	Value

Internet (continued)
Spotify Technology SA†	5,137	$ 1,611,939
Uber Technologies, Inc.†	38,932	2,829,578
		66,396,492
Machinery-Diversified — 0.3%
Rockwell Automation, Inc.	3,203	881,722
Miscellaneous Manufacturing — 0.7%
Teledyne Technologies, Inc.†	4,859	1,885,195
Pharmaceuticals — 4.1%
Cigna Group	4,866	1,608,554
Eli Lilly & Co.	9,888	8,952,397
		10,560,951
Retail — 2.0%
Chipotle Mexican Grill, Inc.†	33,650	2,108,173
Dollar General Corp.	13,644	1,804,146
Floor & Decor Holdings, Inc., Class A†	4,901	487,208
Starbucks Corp.	9,500	739,575
		5,139,102
Semiconductors — 16.0%
Advanced Micro Devices, Inc.†	10,328	1,675,305
ASML Holding NV	3,770	3,855,692
Broadcom, Inc.	840	1,348,645
Intel Corp.	23,714	734,423
Lam Research Corp.	1,711	1,821,958
NVIDIA Corp.	245,168	30,288,055
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,315	1,445,230
		41,169,308
Software — 21.2%
Adobe, Inc.†	5,118	2,843,254
Atlassian Corp., Class A†	8,741	1,546,108
Autodesk, Inc.†	6,423	1,589,371
Dynatrace, Inc.†	19,012	850,597
Fiserv, Inc.†	10,476	1,561,343
Intuit, Inc.	5,315	3,493,071
Magic Leap, Inc., Class A†(1)(2)	2,188	1,050
Microsoft Corp.	74,446	33,273,640
MongoDB, Inc.†	966	241,461
Roper Technologies, Inc.	3,150	1,775,529
Salesforce, Inc.	4,786	1,230,481
ServiceNow, Inc.†	5,001	3,934,137
Snowflake, Inc., Class A†	3,310	447,148
Synopsys, Inc.†	3,275	1,948,821
		54,736,011
Transportation — 0.5%
Old Dominion Freight Line, Inc.	6,536	1,154,258
Total Common Stocks (cost $150,984,245)		245,509,248
CONVERTIBLE PREFERRED STOCKS — 0.8%
Automotive - Cars & Lt. Trucks — 0.2%
GM Cruise Holdings LLC Class F†(1)(2)	33,800	214,630
GM Cruise Holdings LLC Series G†(1)(2)	17,766	132,179
Waymo LLC Series A-2†(1)(2)	4,915	298,242
		645,051

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	25	$ 26,667
Canva, Inc. Series A-3†(1)(2)	5	5,333
		32,000
Computer Software — 0.1%
Formagrid, Inc. Series F†(1)(2)	2,702	129,858
E-Commerce/Services — 0.1%
Rappi, Inc., Series E†(1)(2)	9,191	308,036
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc. Series F†(1)(2)	8,833	172,719
Industrial Automation/Robotics — 0.1%
Nuro, Inc., Series C†(1)(2)	47,284	193,392
Nuro, Inc., Series D†(1)(2)	10,245	41,902
		235,294
Recycling — 0.2%
Redwood Materials, Inc. Series C†(1)(2)	9,878	508,915
Software — 0.0%
Celonis Series D†(1)(2)	187	33,540
Total Convertible Preferred Stocks (cost $4,346,118)		2,065,413
ESCROWS AND LITIGATION TRUSTS — 0.2%
Ant International Co., Ltd. Class C†(1)(2) (cost $505,523)	505,523	509,871
Total Long-Term Investment Securities (cost $155,835,886)		248,084,532
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%(3)	348,854	348,854
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies (continued)
T. Rowe Price Government Reserve Fund 5.38%(3)	3,128	$ 3,128
Total Short-Term Investments (cost $351,982)		351,982
TOTAL INVESTMENTS (cost $156,187,868)	96.3%	248,436,514
Other assets less liabilities	3.7	9,599,387
NET ASSETS	100.0%	$258,035,901
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	12/17/2021	125	$213,020
	12/22/2021	90	153,375
		215	366,395	$229,332	$1,066.66	0.1%
Epic Games, Inc.
	06/18/2020	1,331	766,240
	03/29/2021	456	403,874
		1,787	1,170,114	1,075,059	601.60	0.4
Magic Leap, Inc., Class A
	01/20/2016	1,263	614,197
	10/12/2017	925	450,306
		2,188	1,064,503	1,050	0.48	0.0
Stripe, Inc., Class B	12/17/2019	10,760	168,824	279,760	26.00	0.1
Convertible Preferred Stocks
Canva, Inc. Series A	12/17/2021	25	42,604	26,667	1,066.66	0.0
Canva, Inc. Series A-3	12/17/2021	5	8,521	5,333	1,066.66	0.0
Celonis Series D	10/04/2022	187	69,150	33,540	179.36	0.0
Formagrid, Inc. Series F	12/08/2021	2,702	506,043	129,858	48.06	0.1
GM Cruise Holdings LLC Class F	05/04/2019	33,800	616,850	214,630	6.35	0.1
GM Cruise Holdings LLC Series G	01/21/2021	17,766	468,134	132,179	7.44	0.0
Nuro, Inc., Series C
	10/30/2020	31,464	410,750
	03/02/2021	15,820	206,524
		47,284	617,274	193,392	4.09	0.1
Nuro, Inc., Series D	10/29/2021	10,245	213,564	41,902	4.09	0.0

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Rappi, Inc., Series E
	09/08/2020	3,782	$225,960
	09/24/2020	5,409	323,166
		9,191	549,126	$308,036	$33.51	0.1%
Redwood Materials, Inc. Series C	05/28/2021	9,878	468,252	508,915	51.52	0.2
Sila Nanotechnologies, Inc. Series F	01/07/2021	8,833	364,563	172,719	19.55	0.1
Waymo LLC Series A-2	05/08/2020	4,915	422,037	298,242	60.68	0.1
Escrows and Litigation Trusts
Ant International Co., Ltd. Class C	08/14/2023	505,523	505,523	509,871	1.01	0.2
				$4,160,485		1.6%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of June 30, 2024.
ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$—	$—	$279,760	$279,760
Computer Graphics	—	—	229,332	229,332
Entertainment Software	—	—	1,075,059	1,075,059
Software	54,734,961	—	1,050	54,736,011
Other Industries	189,189,086	—	—	189,189,086
Convertible Preferred Stocks	—	—	2,065,413	2,065,413
Escrows and Litigation Trusts	—	—	509,871	509,871
Short-Term Investments	351,982	—	—	351,982
Total Investments at Value	$244,276,029	$—	$4,160,485	$248,436,514
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities	Escrows and Litigation Trusts
Balance as of March 31, 2024	$1,590,452	$2,101,921	$509,871
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	—	—	—
Change in unrealized appreciation(1)	—	48,302	—
Change in unrealized depreciation(1)	(5,251)	(84,810)	—
Net purchases	—	—	—
Net sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of June 30, 2024	$1,585,201	$2,065,413	$509,871
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2024 includes:
Common Stocks	Convertible Preferred Securities	Escrows and Litigation Trusts
$(5,251)	$(36,508)	$—
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at June 30, 2024.

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024— (unaudited) — (continued)

The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at June 30, 2024	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)#
Common Stocks	$509,092	Market Approach	Transaction Price*	($26.0000-$1,066.6611)$494.7895
	$1,075,059	Market Approach	Gross Profit Multiple*	8.45x
			Revenue Multiple*	4.45x
			Sales Multiple*	6.00x
			Discount for Lack of Marketability	10.00%
	$1,050	Market Approach &	Transaction Price*	$19.20
		Cost Approach	Tangible Book Value*	$0.00
Convertible Preferred Securities	$32,000	Market Approach	Transaction Price*	$1,066.66
	$172,719	Market Approach	Series G Capital Raise Price*	$16.41684
			Series F Anti-Dilution Rights*	1.1911 to 1
	$235,294	Market Approach	Transaction Price*	$20.85
			Adjustment to Last Capital Raise	80.0%
	$298,242	Market Approach	Series C-1 Capital Raise Price*	$78.2013
			Adjustment to Series C-1 Capital Raise	5.00%
			Sales Multiple*	2.56x
			Volatility*	80.00%
			Term (years)	4.00
			Discount for Lack of Marketability	10.00%
	$346,809	Market Approach	Revenue Multiple*	1.85x
			Sales Multiple*	2.86x
			Volatility*	80.00%
			Term (years)	5.63
			Discount for Lack of Marketability	10.0%
	$508,915	Market Approach	Series G Capital Raise Price*	$47.7400
			Secondary Market Transaction*	$54.0000
			Revenue Multiple*	2.6x
			EBITDA Multiple*	25.0x
	$33,540	Market Approach	Revenue Multiple*	10.6x
			Gross Profit Multiple*	13.15x
	$129,858	Market Approach	Sales Multiple*	7.55x
			Gross Profit Multiple*	8.85x
			Discount for Lack of Marketability	10.0%
	$308,036	Market Approach	EBITDA Multiple*	18.80x
			Gross Merchandise Volume Multiple*	0.55x
			Gross Profit Multiple*	7.125x
			Discount for Lack of Marketability	10.0%
Escrow and Litagation Trusts	$509,871	Income Approach	Yield to Worst*	5.68%
(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
#	The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited)

Note 1 — Security Valuation
    In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
Level 1 — Unadjusted quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of June 30, 2024, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.
    Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in over the counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts on swaps (“swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by an independent pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee ("Valuation Designee") to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
Derivative Instruments:
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Future contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Swap Contracts: Certain Portfolios may enter into credit default, inflation, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
    Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
    The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
    Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
    A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
    Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Inflation Swap Agreements: In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
    Inflation swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.
    A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.
    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.
    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.
    The following table represents the Fund's objectives for using derivative instruments for the period ended June 30, 2024:
	Objectives for Using Derivatives
Fund	Futures Contracts	Foreign Forward Exchange Contracts	Options Contracts	Inflation Swap Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Equity Swap Contracts
SA American Century Inflation Protection	1	2	—	3	—	—	—
SA Multi-Managed Diversified Fixed Income . . .	1	2	—	—	1	4, 5	—
SA Multi-Managed Growth	1, 6	2	7	—	1	—	—
SA Multi-Managed Income	1	2	7	—	1	—	—
SA Multi-Managed Income/Equity	1	2	7	—	1	—	—
SA Multi-Managed International Equity	6	—	—	—	—	—	—
SA Multi-Managed Large Cap Growth	6	—	7	—	—	—	—
SA Multi-Managed Large Cap Value	6	2	—	—	—	—	—
SA Multi-Managed Mid Cap Growth	6	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value	6	—	—	—	—	—	—
SA Multi-Managed Moderate Growth	1, 6	2	7	—	1	—	—
SA Multi-Managed Small Cap	6	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth . .	1, 6	2	4	—	—	—	4

(1)	To manage interest rate risk and the duration of the portfolio.
(2)	To manage foreign currency exchange rate risk.
(3)	To manage inflation risk and the duration of the portfolio.
(4)	To manage against or gain exposure to certain securities and/or sectors.
(5)	To manage credit risk.
(6)	To manage exposures in certain securities markets.
(7)	To manage foreign currency risk resulting directly or indirectly from investments in equity holdings.
Note 2 — Repurchase Agreements
    As of June 30, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	13.60%	$1,630,000
SA Multi-Managed Growth Portfolio	0.25	30,000
SA Multi-Managed Income Portfolio	0.46	55,000
SA Multi-Managed Income/Equity Portfolio	0.46	55,000
SA Multi-Managed Large Cap Value Portfolio	3.21	385,000
SA Multi-Managed Mid Cap Growth Portfolio	1.34	160,000
SA Multi-Managed Moderate Growth Portfolio	0.96	115,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

    Bank of America Securities LLC, dated June 28, 2024, bearing interest at a rate of 5.31% per annum, with a principal amount of $11,984,000, a repurchase price of $11,989,303, and a maturity date of July 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.13%	02/15/2043	$14,817,000	$12,333,226
    As of June 30, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	13.60%	$1,360,000
SA Multi-Managed Growth Portfolio	0.25	25,000
SA Multi-Managed Income Portfolio	0.50	50,000
SA Multi-Managed Income/Equity Portfolio	0.45	45,000
SA Multi-Managed Large Cap Value Portfolio	3.20	320,000
SA Multi-Managed Mid Cap Growth Portfolio	1.35	135,000
SA Multi-Managed Moderate Growth Portfolio	0.95	95,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Barclays Capital, Inc., dated June 28, 2024, bearing interest at a rate of 5.32% per annum, with a principal amount of $10,000,000, a repurchase price of $10,004,433 and a maturity date of July 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.88%	05/15/2032	$11,217,000	$10,196,092
    As of June 30, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	13.60%	$1,360,000
SA Multi-Managed Growth Portfolio	0.25	25,000
SA Multi-Managed Income Portfolio	0.50	50,000
SA Multi-Managed Income/Equity Portfolio	0.45	45,000
SA Multi-Managed Large Cap Value Portfolio	3.20	320,000
SA Multi-Managed Mid Cap Growth Portfolio	1.35	135,000
SA Multi-Managed Moderate Growth Portfolio	0.95	95,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    BNP Paribas SA, dated June 28, 2024, bearing interest at a rate of 5.31% per annum, with a principal amount of $10,000,000, a repurchase price of $10,004,425, and a maturity date of July 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.88%	08/15/2028	$10,695,200	$10,201,004
    As of June 30, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	13.60%	$1,630,000
SA Multi-Managed Growth Portfolio	0.25	30,000
SA Multi-Managed Income Portfolio	0.46	55,000
SA Multi-Managed Income/Equity Portfolio	0.46	55,000
SA Multi-Managed Large Cap Value Portfolio	3.21	385,000
SA Multi-Managed Mid Cap Growth Portfolio	1.34	160,000
SA Multi-Managed Moderate Growth Portfolio	0.96	115,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

Deutsche Bank AG, dated June 28, 2024, bearing interest at a rate of 5.33% per annum, with a principal amount of $11,985,000, a repurchase price of $11,990,323, and a maturity date of July 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.63%	04/30/2031	$12,013,000	$12,343,847
    As of June 30, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	13.72%	$1,645,000
SA Multi-Managed Growth Portfolio	0.38	45,000
SA Multi-Managed Income Portfolio	0.58	70,000
SA Multi-Managed Income/Equity Portfolio	0.50	60,000
SA Multi-Managed Large Cap Value Portfolio	3.34	400,000
SA Multi-Managed Mid Cap Growth Portfolio	1.42	170,000
SA Multi-Managed Moderate Growth Portfolio	1.13	135,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    RBS Securities, Inc., dated June 28, 2024, bearing interest at a rate of 5.30% per annum, with a principal amount of $11,986,000 a repurchase price of $11,991,294, and a maturity date of July 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bills	5.42%	09/26/2024	$12,390,000	$12,228,063
Note 3 — Transactions with Affiliates:
As disclosed in the Portfolio of  Investments, certain Portfolios owned shares of various portfolios of the Seasons Series Trust, SunAmerica Series Trust and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended June 30, 2024, transactions in these securities were as follows:
SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2024
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$6,703,760	$276,939	$221,130	$(27,179)	$76,138	$6,808,528
SA Columbia Focused Value Portfolio, Class 1	—	—	2,952,240	31,836	91,502	1,892	6,201	2,900,667
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	31,060,192	358,115	1,025,754	(126,683)	180,561	30,446,431
SA Multi-Managed International Equity Portfolio, Class 1	—	—	5,950,132	62,347	179,191	(2,604)	(3,720)	5,826,964
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	4,837,903	42,449	1,072,002	(539,372)	623,984	3,892,962
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	5,031,071	44,900	1,135,392	(153,135)	34,126	3,821,570
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,107,629	11,938	34,313	(13,425)	(18,648)	1,053,181
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	1,766,939	18,572	53,376	1,999	(56,492)	1,677,642
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	1,505,602	15,918	45,751	(15,638)	(37,763)	1,422,368
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	2,094,316	15,918	745,750	(270,565)	381,712	1,475,631
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	6,068,240	62,346	279,191	41,389	274,065	6,166,849
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	1,221,132	11,939	34,313	8,400	(61,860)	1,145,298
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	543,895	9,287	26,688	1,014	23,493	551,001
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	14,599,544	977,755	510,885	(112,326)	137,500	15,091,588
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	3,948,963	43,774	125,815	14,487	(15,602)	3,865,807
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	1,643,087	19,900	57,189	(21,392)	12,884	1,597,290
SA Fixed Income Index Portfolio, Class 1	—	—	15,178,788	177,755	510,885	(33,459)	30,244	14,842,443
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	6,595,793	76,939	221,130	(20,366)	58,959	6,490,195
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	5,236,998	47,271	1,031,358	201,237	(323,527)	4,130,621
SA Franklin Small Company Value Portfolio, Class 1	—	—	1,369,360	12,181	734,021	(196,523)	145,290	596,287
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	1,806,812	1,023,069	73,996	19,527	120,836	2,896,248
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	1,017,327	711,783	36,525	(127)	(11,297)	1,681,161
SA International Index Portfolio, Class 1	—	—	1,820,626	1,318,570	53,376	10,375	(19,941)	3,076,254
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,403,629	14,159	290,297	(222,795)	187,142	1,091,838
SA Janus Focused Growth Portfolio, Class 1	—	—	1,955,549	18,571	153,376	(56,230)	161,810	1,926,324

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2024
SA JPMorgan Emerging Markets Portfolio, Class 1	$—	$—	$849,443	$13,266	$38,126	$3,178	$54,154	$881,915
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	5,291,369	48,598	1,085,171	13,205	(109,304)	4,158,697
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	3,485,124	30,510	487,689	95,090	41,922	3,164,957
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	33,255,112	1,390,000	1,120,898	(131,604)	269,251	33,661,861
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	2,674,763	23,876	68,626	(7,472)	(94,067)	2,528,474
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	2,723,816	30,511	87,689	4,510	33,128	2,704,276
SA Large Cap Growth Index Portfolio, Class 1	—	—	6,435,868	68,979	198,254	56,197	543,168	6,905,958
SA Large Cap Index Portfolio, Class 1	—	—	6,405,590	2,679,603	229,099	75,010	241,804	9,172,908
SA Large Cap Value Index Portfolio, Class 1	—	—	6,457,590	62,346	579,191	146,891	(281,114)	5,806,522
SA MFS Blue Chip Growth, Class 1	—	—	4,574,906	43,776	725,815	(67,259)	406,542	4,232,150
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	3,244,479	28,699	1,083,860	(70,014)	161,817	2,281,121
SA Mid Cap Index Portfolio, Class 1	—	—	1,444,078	14,592	41,938	9,277	(59,513)	1,366,496
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	3,216,209	34,490	99,127	(5,883)	55,300	3,200,989
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	100,000	1,100,000	—	—	(2,613)	1,197,387
SA PIMCO RAE International Value Portfolio, Class 1	—	—	1,800,528	18,571	53,376	1,706	(25,579)	1,741,850
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	7,871,674	87,551	251,630	(20,615)	49,289	7,736,269
SA Putnam International Growth and Income Portfolio, Class 1	—	—	3,011,514	26,531	76,252	14,623	(16,443)	2,959,973
SA Small Cap Index Portfolio, Class 1	—	—	1,069,076	9,528	676,396	26,509	(70,630)	358,087
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	1,664,512	15,918	45,751	11,097	109,910	1,755,686
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	19,589,383	221,483	633,058	(131,021)	155,998	19,202,785
	$—	$—	$242,584,561	$11,353,059	$16,325,152	$(1,488,074)	$3,369,115	$239,493,509

†	Includes reinvestment of distributions paid.
SA Allocation Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2024
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$3,979,056	$296,276	$73,056	$(9,440)	$41,976	$4,234,812
SA Columbia Focused Value Portfolio, Class 1	—	—	10,872,244	126,653	199,943	3,074	26,715	10,828,743
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	17,323,364	214,470	341,389	(76,857)	108,779	17,228,367
SA Multi-Managed International Equity Portfolio, Class 1	—	—	25,993,986	282,529	446,026	23,130	(54,413)	25,799,206
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	14,389,501	151,007	538,393	(255,626)	663,856	14,410,345
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	21,030,000	189,095	4,667,723	(320,674)	(157,880)	16,072,818
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,873,605	34,099	53,831	(29,386)	(53,728)	2,770,759
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	7,825,062	80,375	126,887	8,976	(251,299)	7,536,227
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	5,073,612	53,583	84,591	10,790	(191,166)	4,862,228
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	6,672,363	65,761	903,816	(347,040)	842,783	6,330,051
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	20,322,234	197,283	1,911,449	281,178	714,746	19,603,992
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	3,836,342	34,100	53,831	13,024	(181,365)	3,648,270
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	3,987,195	43,841	69,211	4,805	176,319	4,142,949
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	9,065,973	1,109,602	173,027	(34,728)	60,943	10,028,763
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	17,225,395	192,413	303,759	68,863	(72,424)	17,110,488
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	4,914,786	53,583	84,591	(6,318)	(16,010)	4,861,450
SA Fixed Income Index Portfolio, Class 1	—	—	9,630,632	119,345	188,408	(41,455)	40,293	9,560,407
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	3,124,447	41,405	65,366	(5,948)	24,533	3,119,071
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	16,375,516	158,850	1,352,442	226,635	(612,114)	14,796,445
SA Franklin Small Company Value Portfolio, Class 1	—	—	4,169,796	38,142	1,562,492	(266,322)	118,794	2,497,918
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	4,781,011	1,865,486	97,768	25,197	297,479	6,871,405
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	1,017,327	3,333,026	34,682	(308)	(9,923)	4,305,440
SA International Index Portfolio, Class 1	—	—	7,785,263	3,082,811	130,732	18,537	(54,847)	10,701,032
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	5,176,652	54,931	237,478	(172,364)	55,456	4,877,197
SA Janus Focused Growth Portfolio, Class 1	—	—	6,856,130	63,326	999,971	(160,668)	562,876	6,321,693
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	5,180,399	58,454	92,281	(1,804)	354,346	5,499,114
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	16,579,062	163,186	1,457,618	24,678	(309,792)	14,999,516
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	14,012,346	133,958	1,211,478	37,043	568,606	13,540,475
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	19,359,896	1,591,125	380,660	(58,454)	159,396	20,671,303
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	9,601,095	99,859	157,647	(13,836)	(350,801)	9,178,670
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	1,679,455	19,485	30,760	1,543	21,763	1,691,486

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

SA Allocation Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2024
SA Large Cap Growth Index Portfolio, Class 1	$—	$—	$21,766,235	$238,687	$376,815	$110,557	$1,932,231	$23,670,895
SA Large Cap Index Portfolio, Class 1	—	—	27,330,136	3,447,992	464,746	191,667	996,326	31,501,375
SA Large Cap Value Index Portfolio, Class 1	—	—	18,326,832	1,343,829	302,584	54,381	(472,874)	18,949,584
SA MFS Blue Chip Growth, Class 1	—	—	17,994,063	163,183	2,957,618	(30,302)	1,313,076	16,482,402
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	5,900,001	60,889	96,126	(7,646)	204,543	6,061,661
SA Mid Cap Index Portfolio, Class 1	—	—	4,554,448	43,841	69,211	13,291	(172,192)	4,370,177
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	14,678,283	158,314	249,928	(17,459)	239,978	14,809,188
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	100,000	2,100,000	—	—	(3,710)	2,196,290
SA PIMCO RAE International Value Portfolio, Class 1	—	—	6,467,615	58,454	92,281	(7,325)	(80,430)	6,346,033
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	5,023,530	56,020	88,436	(5,372)	24,038	5,009,780
SA Putnam International Growth and Income Portfolio, Class 1	—	—	13,279,082	131,523	207,633	38,609	(50,082)	13,191,499
SA Small Cap Index Portfolio, Class 1	—	—	3,278,961	30,294	1,550,478	74,752	(204,112)	1,629,417
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	6,102,998	58,454	92,281	21,521	425,967	6,516,659
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	11,871,422	131,660	210,657	(40,892)	57,458	11,808,991
	$—	$—	$457,387,351	$21,971,199	$24,790,100	$(657,973)	$6,734,114	$460,644,591

†	Includes reinvestment of distributions paid.
SA Allocation Moderate Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2024
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$7,790,115	$408,641	$280,723	$(40,792)	$100,330	$7,977,571
SA Columbia Focused Value Portfolio, Class 1	—	—	10,073,633	10,165	330,262	6,497	20,184	9,780,217
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	35,098,342	39,681	1,287,755	(225,083)	281,257	33,906,442
SA Multi-Managed International Equity Portfolio, Class 1	—	—	21,827,588	22,616	734,833	93,750	(117,105)	21,092,016
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	14,237,266	13,214	1,929,341	(663,792)	1,003,010	12,660,357
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	18,406,084	15,642	3,731,535	(370,442)	(71,566)	14,248,183
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,819,513	2,794	90,822	(29,676)	(52,158)	2,649,651
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	5,912,643	5,845	189,901	19,019	(201,251)	5,546,355
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	3,760,640	3,811	123,848	(21,249)	(112,003)	3,507,351
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	5,767,441	5,083	1,315,131	(524,590)	918,036	4,850,839
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	17,765,596	17,533	1,069,702	219,183	694,388	17,626,998
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	4,055,856	4,066	132,105	1,098	(178,459)	3,750,456
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	2,941,751	3,559	115,592	1,668	130,475	2,961,861
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	17,183,873	1,419,566	635,755	(97,488)	134,235	18,004,431
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	14,834,998	16,263	528,419	34,666	(42,707)	14,314,801
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	4,794,407	5,083	165,131	19,364	(45,696)	4,608,027
SA Fixed Income Index Portfolio, Class 1	—	—	17,997,994	21,091	685,294	(45,778)	39,741	17,327,754
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	7,261,240	7,625	247,697	(24,761)	66,619	7,063,026
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	15,184,182	14,015	1,649,865	(72,085)	(287,178)	13,189,069
SA Franklin Small Company Value Portfolio, Class 1	—	—	3,776,773	3,617	1,266,148	(129,012)	(1,459)	2,383,771
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	5,242,697	1,406,277	206,948	54,338	257,790	6,754,154
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	1,017,327	3,003,124	83,696	(368)	(10,790)	3,925,597
SA International Index Portfolio, Class 1	—	—	6,438,156	3,006,608	214,670	50,856	(81,168)	9,199,782
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	4,620,269	4,496	645,538	(473,904)	361,613	3,866,936
SA Janus Focused Growth Portfolio, Class 1	—	—	6,909,181	5,591	1,131,644	5,203	302,734	6,091,065
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	4,252,637	4,574	148,618	941	285,520	4,395,054
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	14,997,985	13,722	1,945,854	(90,302)	(164,524)	12,811,027
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	13,135,349	11,434	2,671,545	179,767	324,212	10,979,217
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	37,749,874	1,843,709	1,420,127	(154,723)	320,579	38,339,312
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	8,505,482	8,386	272,466	12,155	(335,173)	7,918,384
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	3,530,022	3,811	123,848	6,355	42,079	3,458,419
SA Large Cap Growth Index Portfolio, Class 1	—	—	19,566,218	20,330	660,524	256,129	1,546,574	20,728,727
SA Large Cap Index Portfolio, Class 1	—	—	23,156,796	3,124,139	787,880	337,318	654,329	26,484,702
SA Large Cap Value Index Portfolio, Class 1	—	—	17,702,828	17,534	569,702	131,638	(517,923)	16,764,375
SA MFS Blue Chip Growth, Class 1	—	—	14,153,264	13,467	1,437,597	(38,421)	1,138,909	13,829,622
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	6,158,835	6,352	206,414	(14,565)	215,559	6,159,767
SA Mid Cap Index Portfolio, Class 1	—	—	3,959,258	3,810	123,847	34,167	(171,807)	3,701,581

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

SA Allocation Moderate Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2024
SA Morgan Stanley International Equities Portfolio, Class 1	$—	$—	$12,141,208	$12,706	$412,828	$(7,484)	$192,899	$11,926,501
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	100,000	2,300,000	—	—	(3,929)	2,396,071
SA PIMCO RAE International Value Portfolio, Class 1	—	—	5,572,564	5,591	181,644	5,571	(78,530)	5,323,552
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	9,226,029	9,910	322,006	10,539	22,225	8,946,697
SA Putnam International Growth and Income Portfolio, Class 1	—	—	12,520,786	10,671	346,774	103,617	(110,142)	12,178,158
SA Small Cap Index Portfolio, Class 1	—	—	2,833,067	2,561	1,531,582	261,028	(374,697)	1,190,377
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	5,551,939	5,082	165,131	39,669	359,593	5,791,152
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	22,416,151	24,432	792,362	(181,450)	207,221	21,673,992
	$—	$—	$492,947,857	$16,908,227	$32,913,104	$(1,321,429)	$6,661,846	$482,283,397

†	Includes reinvestment of distributions paid.
SA Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2024
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$5,425,445	$769,892	$224,439	$(31,278)	$81,757	$6,021,377
SA Columbia Focused Value Portfolio, Class 1	—	—	3,984,936	81,744	153,026	4,000	5,342	3,922,996
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	27,415,427	545,124	1,026,576	(177,508)	225,688	26,982,155
SA Multi-Managed International Equity Portfolio, Class 1	—	—	10,191,643	182,561	341,759	(21,150)	5,772	10,017,067
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	7,696,522	125,341	1,434,640	(354,052)	502,398	6,535,569
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	9,560,329	150,026	2,674,034	(14,210)	(220,399)	6,801,712
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,474,315	27,249	51,009	(24,272)	(18,754)	1,407,529
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	2,501,408	51,772	96,917	3,487	(81,721)	2,378,029
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	2,502,427	46,322	86,715	(26,910)	(63,022)	2,372,102
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	2,845,438	46,323	686,715	(216,825)	427,971	2,416,192
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	9,279,847	158,039	995,851	139,181	301,059	8,882,275
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	1,890,933	35,422	66,311	379	(83,883)	1,776,540
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	959,869	29,974	56,110	893	41,741	976,367
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	12,639,658	1,022,481	510,088	(85,461)	108,190	13,174,780
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	6,429,809	130,791	244,842	49,859	(52,877)	6,312,740
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	2,316,146	46,321	86,715	5,259	(16,988)	2,264,023
SA Fixed Income Index Portfolio, Class 1	—	—	13,540,180	288,830	540,693	(38,863)	36,054	13,285,508
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	5,107,210	106,268	198,934	(18,210)	48,198	5,044,532
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	7,651,793	138,966	660,145	32,197	(206,754)	6,956,057
SA Franklin Small Company Value Portfolio, Class 1	—	—	2,012,733	35,423	1,157,979	(270,886)	193,726	813,017
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	2,343,762	1,267,797	114,721	30,386	146,187	3,673,411
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	1,017,327	1,226,924	55,852	(172)	(11,463)	2,176,764
SA International Index Portfolio, Class 1	—	—	2,867,172	1,654,499	102,018	15,319	(30,761)	4,404,211
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	2,305,428	43,598	309,234	(232,923)	177,165	1,984,034
SA Janus Focused Growth Portfolio, Class 1	—	—	3,498,952	54,496	402,018	(135,611)	316,201	3,332,020
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	1,632,925	38,147	71,412	565	109,289	1,709,514
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	8,163,258	141,853	866,916	120,565	(267,268)	7,291,492
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	6,093,565	100,817	688,732	55,617	188,957	5,750,224
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	27,441,872	1,599,458	1,122,193	(117,452)	235,494	28,037,179
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	4,249,896	73,570	137,724	(7,376)	(155,197)	4,023,169
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	2,297,014	49,047	91,816	4,715	26,985	2,285,945
SA Large Cap Growth Index Portfolio, Class 1	—	—	9,887,157	190,737	357,062	100,984	820,248	10,642,064
SA Large Cap Index Portfolio, Class 1	—	—	10,829,382	2,384,360	400,420	152,866	327,882	13,294,070
SA Large Cap Value Index Portfolio, Class 1	—	—	9,367,052	163,489	806,053	138,446	(336,736)	8,526,198
SA MFS Blue Chip Growth, Class 1	—	—	7,357,929	130,791	544,842	(95,647)	684,870	7,533,101
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	3,783,428	68,121	327,522	(20,147)	145,463	3,649,343
SA Mid Cap Index Portfolio, Class 1	—	—	2,423,511	40,872	76,513	20,951	(106,179)	2,302,642
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	5,414,831	103,542	193,833	13,799	65,903	5,404,242
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	100,000	1,300,000	—	—	(2,832)	1,397,168
SA PIMCO RAE International Value Portfolio, Class 1	—	—	2,848,807	43,597	81,614	(2,569)	(36,769)	2,771,452
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	6,853,805	136,240	255,044	(1,841)	26,458	6,759,618
SA Putnam International Growth and Income Portfolio, Class 1	—	—	4,931,058	87,194	163,228	48,600	(54,336)	4,849,288
SA Small Cap Index Portfolio, Class 1	—	—	1,505,594	27,248	893,867	142,398	(204,394)	576,979

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

SA Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2024
SA Wellington Capital Appreciation Portfolio, Class 1	$—	$—	$2,800,457	$49,047	$91,816	$22,269	$181,930	$2,961,887
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	16,728,711	335,315	633,809	(124,122)	145,702	16,451,797
	$—	$—	$282,168,961	$15,329,628	$20,081,757	$(914,750)	$3,626,297	$280,128,379

†	Includes reinvestment of distributions paid.
SA Multi-Managed Large Cap Value Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2024
American International Group, Inc. - Common Stock	$2,310	$—	$482,700	$—	$67,218	$18,420	$(41,469)	$392,433
ADDITIONAL INFORMATION
    Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.